UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06557

RidgeWorth Funds

(Exact name of registrant as specified in charter)

RidgeWorth Capital Management, Inc.

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Julia Short RidgeWorth Funds 3333 Piedmont Road, Suite 1500 Atlanta, GA 30305	W. John McGuire, Esq. Thomas S. Harman, Esq. Bingham McCutchen LLP 2020 K Street, NW Washington, DC 20006

Registrant’s telephone number, including area code: 1-888-784-3863

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Item 1. Reports to Shareholders.

2012 SEMI-ANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2012

RidgeWorth Investments® is the trade name of RidgeWorth Capital Management, Inc.

RIDGEWORTH FUNDS    September 30, 2012

LETTER TO SHAREHOLDERS

September 30, 2012

Dear Valued Client,

We are pleased that both the economy and the capital markets continued to recover over the past six months, despite persistent global economic and financial challenges. We are also pleased to report that RidgeWorth Funds maintained its strong long-term performance record over the period. This update will discuss recent events and identify what we may anticipate for both the broad economy and the capital markets in the fourth quarter of 2012 and throughout 2013.

Before we begin, we want to thank you, our valued RidgeWorth Funds’ shareholders, for your continued business. We focus all of our efforts on helping you achieve your investment goals, and we are grateful that you have placed your confidence in us. Our sole mission is to earn your trust through providing competitive investment performance and excellent client service. We sincerely hope we have met your expectations in both of these measures and we look forward to continuing as your asset manager in the future.

In last year’s letter, we discussed why we remained confident and positive in our outlook for the economy and the markets: improving job growth, low interest rates, and reasonable equity valuations. However, we cautioned that many of the challenges that affected the markets over the past several years would likely remain, namely: fiscal strains in the European Union (“EU”), a weak housing market, heavy mortgage debt burdens, high unemployment, a sharp rise in energy prices, and record federal deficits. We suggested that the net effect of these forces would likely be a slower than normal rate of growth, and that this would force the Federal Reserve (“Fed”) to maintain its low interest rate policy.

Indeed, decelerating economic activity, lowered company earnings guidance, considerable domestic and international uncertainties, and continued market volatility highlighted the last two quarters. Despite these challenges, equities pushed higher, due in large measure to increased global central bank accommodation against a backdrop of reasonably attractive valuations. To explain where we believe the markets are headed, we will discuss the key macro developments during, and review market performance for, the six months ended September 30, 2012.

Economic momentum decelerated during the past six months as reflected by a number of sub-par economic statistics, namely sluggish job growth, slowing industrial production, and falling durable goods orders. In addition, concerns intensified over the looming “fiscal cliff,” with its expiration of the 2% Federal Insurance Contributions Act (FICA) tax reduction, the end of the Bush-era tax cuts, automatic defense sequestration, significant reductions to a broad swath of government programs, and sizeable increases in taxes on dividend income and capital gains. Some experts believe that all of the components of the “fiscal cliff” taken together could cause a 3% or greater drag on the gross domestic product (“GDP”), and would push the economy into recession.

Against this backdrop of slowing economic momentum and fiscal paralysis, the Fed announced an open-ended mortgage-backed securities purchase program as another tool in the Fed’s strategy to support the economy until it deems stimulus is no longer necessary. Mortgage rates fell to levels not seen since the 1950s and expectations grew that the fragile recovery in housing might gain momentum. Investors realized that the accommodation might lead to at least a modicum of future inflation. Therefore, both housing and equities, which are historical inflation hedges along with gold, performed well. Indeed, Fed Chairman Bernanke asserted that Quantitative Easing programs are designed to foster a virtuous cycle of higher incomes, profits, and the inflating of assets, which would support economic expansion by increasing consumer and business confidence.

Economic and market uncertainty extended overseas as well with the continuation of chronic Eurozone recessionary headwinds and an economic slowdown in Asia, particularly China. China’s economic deceleration took some by surprise. Many countries in the throes of multi-year deleveraging now face massive cuts in government spending, which has in turn fostered currency debasement and national protectionism. Spain, and to a lesser extent Italy, joined Greece in threatening the stability and continuity of the EU. Banking system fragility displaced sovereign stability as the greatest near-term risk. Additionally, geo-political flashpoints expanded from Iran’s nuclear ambitions (and concurrently pre-announced Israeli protective and retaliatory measures), to continued strife in Syria and the broader Middle East, further increasing market uncertainty and volatility.

Despite worrisome events and news flow both here and overseas, U.S. equity markets generally improved over the period, regardless of market capitalization. The S&P 500 Index generated a total return of 3.4%, while the Small Cap Russell 2000 Index rose a more modest 1.6%. There was a rotation of investor interest over the six months that

1

benefited the Value style over Growth, even though both advanced. International equities slipped during the period, reflecting the slowdown in global growth, with the MSCI EAFE and Emerging Markets indices off 0.3% and 1.6%, respectively.

Bonds also shared in the market advance, helped by the Fed’s decision to continue buying securities and from the global turmoil, supporting the belief that the U.S. Treasury market is the safest haven in the world. However, with Treasury yields hitting new record low levels, many investors preferred higher-yielding corporate and high yield bonds, which significantly outperformed the 3.7% gain in the Barclays Aggregate Bond Index.

RidgeWorth Funds continued to maintain its record of strong long-term performance as more than 80% of our Funds beat their Lipper Peer Group medians for the 5-year period ended September 30, 20121. In addition, nearly 70% of our Funds finished in the first or second quartile for the 10-year period1.

Looking ahead, we believe the slower growth that has dominated 2012 will continue into 2013, but that the healing process, particularly regarding housing and excess consumer leverage, will continue. With equity valuation metrics still below 15-year averages, we see limited downside to the equity market. Moreover, global central banks’ coordinated, ongoing stimulus could help reduce the risks of a recession during the forecast horizon. As long as huge accommodation takes place, and inflation stays at the low-end of the Fed comfort zone, we believe equities have support. Consequently, we believe that when headwinds dissipate, the equity market has the potential for further improvement. However, we would not be surprised to see at least a small amount of consolidation in the short-run, or at least before economic traction becomes more visible.

All that said, with the economy expanding the risks of setbacks should not be minimized. Key metrics we are following, in addition to those mentioned above, are: job growth, political developments relating the “fiscal cliff,” EU stability efforts, income growth, housing prices, transportation/shipping data, stability in operating and net margins, consensus earnings, and cash flow estimates.

We believe the markets will continue to offer opportunities to investors, but they will be more selective and company-specific, a market that fits well with the RidgeWorth bottom-up approach to security selection. Despite the challenges, the past six months have been largely favorable for the economy and the markets, and good for the RidgeWorth Funds. We wish to again thank you for your trust and confidence in us, and we look forward to another good year together.

Sincerely,

Ashi Parikh

Chairman, CEO, CIO

RidgeWorth Investments

[1]

For the period ended September 30, 2012, 45% (15/33), 48% (16/33), 81% (27/33) and 68% (20/29) of the RidgeWorth Funds (I Shares) beat their Lipper peer group medians for the 1-, 3-, 5- and 10-year periods, respectively. The Lipper rankings are as of September 30, 2012, for I Shares only, based on total returns and do not reflect a sales charge. ©2012 Lipper Leader, Reuters. All Rights Reserved. Lipper Ratings are according to Lipper, a Thomson Reuters Company. Past performance is not indicative of future results.

2

INDUSTRY ALLOCATIONS  (As a Percentage of Total Investments)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Aggressive Growth Stock Fund
Information Technology	41.3%
Consumer Discretionary	23.7%
Health Care	14.3%
Energy	6.7%
Industrials	5.6%
Financials	4.2%
Telecommunication Services	1.0%
Short-Term Investment	2.5%
Money Market Fund	0.7%

International Equity Fund
Financials	21.9%
Consumer Discretionary	13.5%
Industrials	12.6%
Energy	11.8%
Materials	9.6%
Consumer Staples	7.6%
Health Care	7.6%
Information Technology	4.6%
Telecommunication Services	4.1%
Utilities	0.8%
Short-Term Investment	4.7%
Money Market Fund	1.2%

International Equity Index Fund
Financials	21.4%
Industrials	12.3%
Consumer Discretionary	11.1%
Consumer Staples	10.1%
Materials	8.9%
Energy	8.7%
Health Care	8.2%
Telecommunication Services	5.6%
Utilities	5.4%
Information Technology	4.8%
Short-Term Investment	3.5%
Exchange Traded Funds	0.0%	*
* Less than 0.05% of Total Investments.
Large Cap Core Growth Stock Fund
Information Technology	17.7%
Consumer Discretionary	16.1%
Health Care	13.3%
Financials	13.1%
Industrials	11.5%
Energy	11.3%
Consumer Staples	9.7%
Materials	3.5%
Telecommunication Services	1.8%
Money Market Fund	2.0%

Large Cap Growth Stock Fund
Information Technology	37.0%
Consumer Discretionary	17.2%
Health Care	13.0%
Industrials	11.3%
Consumer Staples	8.3%
Energy	6.3%
Financials	2.8%
Materials	2.0%
Money Market Fund	1.1%
Short-Term Investment	1.0%

Large Cap Value Equity Fund
Industrials	18.1%
Financials	17.8%
Energy	14.1%
Health Care	9.9%
Information Technology	9.8%
Consumer Discretionary	7.7%
Consumer Staples	7.1%
Materials	3.9%
Telecommunication Services	3.0%
Utilities	2.8%
Short-Term Investment	3.4%
Money Market Fund	2.4%

Mid-Cap Value Equity Fund
Financials	20.2%
Industrials	17.6%
Energy	10.3%
Materials	9.9%
Health Care	9.5%
Information Technology	8.1%
Consumer Discretionary	6.9%
Utilities	3.8%
Consumer Staples	3.7%
Telecommunication Services	1.0%
Short-Term Investment	6.3%
Money Market Fund	2.7%

Select Large Cap Growth Stock Fund
Information Technology	35.3%
Health Care	16.7%
Consumer Discretionary	13.9%
Consumer Staples	13.7%
Energy	10.0%
Industrials	5.6%
Financials	2.5%
Materials	1.5%
Money Market Fund	0.8%

Portfolio composition is subject to change.

3

INDUSTRY ALLOCATIONS  (As a Percentage of Total Investments)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Small Cap Growth Stock Fund
Information Technology	23.5%
Health Care	15.6%
Consumer Discretionary	14.8%
Industrials	14.6%
Energy	6.2%
Financials	5.5%
Materials	4.5%
Consumer Staples	2.6%
Telecommunication Services	2.0%
Short-Term Investment	10.0%
Money Market Fund	0.7%

Small Cap Value Equity Fund
Industrials	29.1%
Financials	21.8%
Consumer Discretionary	16.9%
Materials	7.5%
Energy	6.8%
Information Technology	5.5%
Health Care	4.9%
Consumer Staples	2.0%
Utilities	1.0%
Money Market Fund	4.5%

Aggressive Growth Allocation Strategy
Equity Funds	65.6%
Fixed Income Funds	17.5%
Exchange Traded Funds	14.8%
Money Market Fund	2.1%

Conservative Allocation Strategy
Fixed Income Funds	66.2%
Equity Funds	24.6%
Exchange Traded Funds	7.4%
Money Market Fund	1.8%

Growth Allocation Strategy
Equity Funds	57.0%
Fixed Income Funds	27.2%
Exchange Traded Funds	13.9%
Money Market Fund	1.9%

Moderate Allocation Strategy
Fixed Income Funds	46.5%
Equity Funds	40.9%
Exchange Traded Funds	10.7%
Money Market Fund	1.9%

Portfolio composition is subject to change.

4

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Aggressive Growth Stock Fund

	Shares	Value($)

Common Stocks (98.4%)
Consumer Discretionary (24.1%)
Amazon.com, Inc.*	15,100	3,840,232
Chipotle Mexican Grill, Inc.*	6,000	1,905,240
Deckers Outdoor Corp.*	23,900	875,696
Lululemon Athletica, Inc.*	33,200	2,454,808
Michael Kors Holdings Ltd.*	22,900	1,217,822
Netflix, Inc.*	16,900	920,036
Nordstrom, Inc.	26,300	1,451,234
Priceline.com, Inc.*	5,600	3,464,888
Tesla Motors, Inc.*	42,700	1,250,256
Vera Bradley, Inc.*	37,200	887,220

		18,267,432

Energy (6.8%)
Berry Petroleum Co., Cl A	44,979	1,827,497
Energy XXI Bermuda Ltd.	42,100	1,471,395
Pioneer Natural Resources Co.	14,700	1,534,680
SandRidge Energy, Inc.*(a)	48,800	340,136

		5,173,708

Financials (4.2%)
Financial Engines, Inc.*	53,300	1,270,139
Portfolio Recovery Associates, Inc.*	18,700	1,952,841

		3,222,980

Health Care (14.6%)
Catamaran Corp.*	32,400	3,174,228
Celgene Corp.*	20,500	1,566,200
HMS Holdings Corp.*	55,100	1,841,993
Intuitive Surgical, Inc.*	3,000	1,486,890
IPC The Hospitalist Co.*	12,200	557,540
MAKO Surgical Corp.*	36,200	630,242
Salix Pharmaceuticals Ltd.*	26,700	1,130,478
Vertex Pharmaceuticals, Inc.*	12,000	671,400

		11,058,971

Industrials (5.7%)
Joy Global, Inc.	15,500	868,930
Polypore International, Inc.*	23,900	844,865
Precision Castparts Corp.	16,200	2,646,108

		4,359,903

Information Technology (42.0%)
Alliance Data Systems Corp.*	8,100	1,149,795
Apple, Inc.	5,900	3,936,834
Cognizant Technology Solutions Corp., Cl A*	59,500	4,160,240

	Shares	Value($)

Information Technology—continued
EMC Corp.*	76,100	2,075,247
F5 Networks, Inc.*	33,700	3,528,390
Facebook, Inc., Cl A*(a)	69,300	1,500,345
Google, Inc., Cl A*	4,600	3,470,700
LinkedIn Corp., Cl A*	16,000	1,926,400
MercadoLibre, Inc.	31,900	2,633,345
Mitek Systems, Inc.*(a)	77,600	250,648
OpenTable, Inc.*	25,700	1,069,120
QUALCOMM, Inc.	39,100	2,443,359
Skyworks Solutions, Inc.*	57,300	1,350,274
VeriFone Systems, Inc.*	44,300	1,233,755
Zillow, Inc.*	27,200	1,147,296

		31,875,748

Telecommunication Services (1.0%)
tw telecom, Inc.*	30,400	792,528

Total Common Stocks (Cost $42,165,785)		74,751,270

Short-Term Investment (2.6%)
RidgeWorth Funds Securities Lending Joint Account(b)	1,964,936	1,964,936

Total Short-Term Investment (Cost $1,964,936)		1,964,936

Money Market Fund (0.7%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.21%(c)	552,755	552,755

Total Money Market Fund (Cost $552,755)		552,755

Total Investments (Cost $44,683,476) — 101.7%		77,268,961
Liabilities in excess of other assets — (1.7)%		(1,299,380)

Net Assets — 100.0%		$75,969,581

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $1,895,994.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012 (See Note 2(h)).

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

See Notes to Financial Statements.

5

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

International Equity Fund

	Shares	Value($)

Common Stocks (96.0%)
Australia (1.8%)
Australia & New Zealand Banking Group Ltd.	129,539	3,325,678
National Australia Bank Ltd.	55,568	1,469,262

		4,794,940

Austria (2.8%)
OMV AG	76,282	2,669,743
Raiffeisen Bank International AG(a)	91,979	3,331,399
Voestalpine AG	46,290	1,385,404

		7,386,546

Belgium (2.1%)
Anheuser-Busch InBev NV	64,880	5,516,859

Canada (0.3%)
Potash Corp. of Saskatchewan, Inc.	15,988	694,199

China (0.2%)
Minth Group Ltd.	386,000	407,204

France (16.4%)
Arkema SA	31,086	2,910,543
AXA SA	251,059	3,739,204
BNP Paribas	114,867	5,458,611
Cap Gemini SA	48,260	2,041,893
Compagnie Generale de Geophysique-Veritas*	64,378	2,026,859
Compagnie Generale des Etablissements Michelin	10,143	794,568
Publicis Groupe SA	78,151	4,373,636
Renault SA	53,345	2,503,482
Sanofi-Aventis	51,862	4,421,912
Schlumberger Ltd.	22,475	1,625,617
Total SA	118,862	5,895,902
Valeo SA	41,527	1,921,113
Vinci SA	58,147	2,476,654
Vivendi SA	125,954	2,456,182

		42,646,176

Germany (12.1%)
Adidas AG	32,940	2,702,318
BASF SE	59,703	5,036,755
Deutsche Lufthansa AG	157,814	2,139,528
Deutsche Post AG	169,457	3,309,962
Fresenius SE	27,203	3,158,034
Hannover Rueckversicherung AG	43,788	2,798,014
Infineon Technologies AG	250,956	1,592,460
Muenchener Rueckversicherungs AG	21,812	3,405,585
SAP AG	43,349	3,069,937

	Shares	Value($)

Germany—continued
Siemens AG	43,469	4,335,281

		31,547,874

Hong Kong (2.1%)
China Mobile Ltd.	44,500	494,696
Digital China Holdings Ltd.	3,126,000	4,982,862

		5,477,558

Hungary (0.9%)
OTP Bank PLC	139,549	2,449,691

India (0.2%)
IL&FS Transportation Networks Ltd.	130,346	478,187

Indonesia (0.8%)
Bank Rakyat Indonesia Persero Tbk PT	2,767,000	2,154,039

Ireland (1.2%)
WPP PLC	226,420	3,076,716

Japan (15.9%)
Honda Motor Co. Ltd.	115,488	3,547,216
Isuzu Motors Ltd.	450,000	2,173,885
ITOCHU Corp.	406,280	4,117,984
JX Holdings, Inc.	671,200	3,672,506
Marubeni Corp.	484,000	3,088,570
Miraca Holdings, Inc.	26,800	1,203,665
Mitsubishi Gas Chemical Co., Inc.	179,000	899,129
Mitsubishi UFJ Financial Group, Inc.	995,802	4,670,214
Mitsui & Co. Ltd.	33,500	471,335
Nidec Corp.(a)	39,700	2,904,754
Nippon Telegraph & Telephone Corp.	36,616	1,745,407
Sekisui Chemical Co. Ltd.	257,000	2,071,412
Sumitomo Corp.(a)	385,944	5,207,573
Sumitomo Mitsui Financial Group, Inc.	126,505	3,955,308
Takata Corp.(a)	95,377	1,715,906

		41,444,864

Luxembourg (0.9%)
AZ Electronic Materials SA	452,695	2,472,281

Netherlands (5.5%)
ING Groep NV*	398,683	3,150,302
Koninklijke Ahold NV	283,994	3,557,133
LyondellBasell Industries NV, Cl A	50,007	2,583,361
Royal Dutch Shell PLC ADR	69,497	4,955,136

		14,245,932

See Notes to Financial Statements.

6

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

International Equity Fund — continued

	Shares	Value($)

Norway (2.3%)
Telenor ASA	181,061	3,530,261
Yara International ASA	46,702	2,339,625

		5,869,886

Singapore (1.2%)
Indofood Agri Resources Ltd.	2,157,000	2,399,206
United Overseas Bank Ltd.	48,116	770,436

		3,169,642

South Korea (4.5%)
Celltrion, Inc.	126,219	3,179,820
Hana Financial Group, Inc.	79,590	2,438,347
Hyundai Motor Co.	14,133	3,204,459
Korea Gas Corp.	32,435	2,095,358
Silicon Works Co. Ltd.	29,995	792,094

		11,710,078

Sweden (2.9%)
Alfa Laval AB	52,259	947,517
Swedbank AB, Cl A	195,116	3,665,405
Volvo AB, Cl B	215,835	3,026,185

		7,639,107

Switzerland (3.2%)
ABB Ltd.*	66,851	1,253,856
Roche Holding AG	19,574	3,656,727
Xstrata PLC	224,933	3,477,848

		8,388,431

Thailand (1.6%)
Kasikornbank PCL	185,900	1,102,234
Krung Thai Bank PCL, (Foreign Registered)	2,810,000	1,670,663
Siam Commercial Bank PCL	256,400	1,420,279

		4,193,176

Turkey (2.2%)
Koc Holding AS	107,750	430,460
Tofas Turk Otomobil Fabrikasi AS	421,280	2,128,375
Turkiye Halk Bankasi AS	391,402	3,048,896

		5,607,731

United Kingdom (14.9%)
AstraZeneca PLC	102,176	4,875,565
Barclays PLC	1,378,543	4,782,712
BP PLC SP ADR	79,837	3,381,895
British American Tobacco PLC	113,579	5,831,435
BT Group PLC	1,324,010	4,932,390
Rio Tinto PLC SP ADR(a)	90,031	4,209,850
Royal Dutch Shell PLC, Cl A	85,593	2,960,576
Royal Dutch Shell PLC, Cl B	63,631	2,258,473

	Shares	Value($)

United Kingdom—continued
SABMiller PLC	75,851	3,331,569
Subsea 7 SA	100,059	2,308,960

		38,873,425

Total Common Stocks (Cost $229,707,606)		250,244,542

Preferred Stocks (1.5%)
Brazil (0.2%)
Telefonica Brasil SA, 2.20%	23,406	511,359

Germany (1.3%)
Volkswagen AG, 2.18%	17,926	3,269,932

Total Preferred Stocks (Cost $3,460,175)		3,781,291

Rights (0.1%)
France (0.0%)(b)
Compagnie Generale de Geophysique-Veritas, Expires 10/12/12*(c)	64,378	103,907

Thailand (0.1%)
Krung Thai Bank PCL, Expires 10/11/12*(d)	702,500	130,093

Total Rights (Cost $—)		234,000

Short-Term Investment (4.9%)
RidgeWorth Funds Securities Lending Joint Account(e)	12,800,558	12,800,558

Total Short-Term Investment (Cost $12,800,558)		12,800,558

Money Market Fund (1.2%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.21%(f)	3,258,661	3,258,661

Total Money Market Fund (Cost $3,258,661)		3,258,661

Total Investments (Cost $249,227,000) — 103.7%		270,319,052
Liabilities in excess of other assets — (3.7)%		(9,638,429)

Net Assets — 100.0%		$260,680,623

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $11,982,421.

(b)	Less than 0.05% of Net Assets.

See Notes to Financial Statements.

7

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

International Equity Fund — concluded

(c)	Bonus rights which entitle the holder to 4 new shares for every 25 old shares exercised.

(d)	Bonus rights which entitle the holder to 1 new share for every 4 old shares exercised.

(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012 (See Note 2(h)).

(f)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

Investment Abbreviations

ADR	—	American Depositary Receipt
PCL	—	Public Company Limited
SP ADR	—	Sponsored American Depositary Receipt

See Notes to Financial Statements.

8

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

International Equity Index Fund

	Shares	Value($)

Common Stocks (98.7%)
Australia (5.8%)
AGL Energy Ltd.	8,992	139,631
ALS Ltd.	5,860	52,215
Alumina Ltd.	47,831	42,173
Amcor Ltd.	23,844	191,931
AMP Ltd.	55,181	247,846
Arrium Ltd.	25,404	14,362
Asciano Ltd.	21,894	99,246
ASX Ltd.	3,424	105,024
Australia & New Zealand Banking Group Ltd.	55,661	1,428,995
Bendigo and Adelaide Bank Ltd.	7,299	58,147
BGP Holdings PLC*(a)(b)	737,041	—
BHP Billiton Ltd.	66,941	2,294,229
BlueScope Steel Ltd.*	35,530	15,479
Boral Ltd.	14,040	55,925
Brambles Ltd.	28,107	204,671
Caltex Australia Ltd.	2,673	45,833
Coca-Cola Amatil Ltd.	10,940	153,880
Cochlear Ltd.	1,109	77,247
Commonwealth Bank of Australia	33,146	1,917,504
Computershare Ltd.	8,616	74,180
Crown Ltd.	8,746	82,557
CSL Ltd.	10,731	512,038
Dexus Property Group REIT	94,931	93,548
Echo Entertainment Group Ltd.	10,328	41,032
Fairfax Media Ltd.(c)	43,595	18,767
Fortescue Metals Group Ltd.	24,295	87,952
Goodman Group	22,135	90,924
GPT Group REIT	30,372	107,117
Harvey Norman Holdings Ltd.(c)	10,322	20,772
Iluka Resources Ltd.	7,941	81,795
Incitec Pivot Ltd.	31,086	96,092
Insurance Australia Group Ltd.	41,018	185,935
Leighton Holdings Ltd.	2,945	50,772
Lend Lease Group	10,412	84,783
Lynas Corp. Ltd.*(c)	33,294	27,283
Macquarie Group Ltd.	6,688	197,440
Metcash Ltd.	14,890	54,677
Mirvac Group REIT	66,649	98,863
National Australia Bank Ltd.	43,612	1,153,135
Newcrest Mining Ltd.	15,034	454,432
Orica Ltd.	7,099	183,138
Origin Energy Ltd.	20,608	241,984
OZ Minerals Ltd.	6,306	44,153
Paladin Energy Ltd.*	13,564	17,517
Qantas Airways Ltd.*	22,169	28,055
QBE Insurance Group Ltd.	20,366	273,577
QR National Ltd.	32,914	116,423

	Shares	Value($)

Australia—continued
Ramsay Health Care Ltd.	2,528	62,988
Rio Tinto Ltd.	8,481	469,426
Santos Ltd.	16,791	197,861
Sims Metal Management Ltd.	3,216	31,958
Sonic Healthcare Ltd.	7,183	100,960
SP Ausnet	27,119	29,396
Stockland REIT	46,496	161,089
Suncorp Group Ltd.	25,002	239,636
Sydney Airport	8,275	27,124
TABCORP Holdings Ltd.	13,364	38,260
Tatts Group Ltd.	25,044	70,401
Telstra Corp. Ltd.	86,098	350,093
Toll Holdings Ltd.	12,867	58,860
Transurban Group	25,960	161,570
Wesfarmers Ltd.	16,719	594,158
Wesfarmers Ltd. PPS	2,968	109,941
Westfield Group REIT	42,849	451,584
Westfield Retail Trust REIT	57,262	171,660
Westpac Banking Corp.	63,332	1,632,503
Woodside Petroleum Ltd.	12,226	420,283
Woolworths Ltd.	23,577	703,367
WorleyParsons Ltd.	3,774	110,749

		17,857,146

Austria (1.5%)
Andritz AG	13,081	740,804
Erste Group Bank AG*	38,955	869,276
Immofinanz AG*	147,820	536,246
OMV AG	26,022	910,727
Raiffeisen Bank International AG	7,723	279,720
Telekom Austria AG	40,332	285,057
Verbund AG	10,553	218,334
Vienna Insurance Group	6,014	255,034
Voestalpine AG	17,157	513,489

		4,608,687

Belgium (2.2%)
Ageas	13,877	332,757
Anheuser-Busch InBev NV	44,730	3,803,470
Belgacom SA	9,590	292,686
Colruyt SA	4,768	207,679
Delhaize Group SA	6,468	249,725
Dexia SA*(c)	39,060	11,043
Groupe Bruxelles Lambert SA	4,542	337,069
KBC Groep NV	9,982	239,487
Mobistar SA	1,884	59,436
Solvay SA	3,317	383,882
Telenet Group Holding NV	3,229	144,607
UCB SA	6,337	348,454

See Notes to Financial Statements.

9

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)

Belgium—continued
Umicore	7,133	372,838

		6,783,133

Cayman Islands (0.0%)(d)
Sands China Ltd.	26,087	97,229
Veripos, Inc*	1,727	4,823
Wynn Macau Ltd.(c)	17,816	48,250

		150,302

Denmark (1.4%)
A.P. Moller—Maersk A/S, Cl A	22	149,106
A.P. Moller—Maersk A/S, Cl B	47	336,368
Carlsberg A/S, Cl B	3,598	318,775
Coloplast A/S, Cl B	855	178,030
Danske Bank A/S*	21,494	387,904
DSV A/S	7,916	177,928
Novo Nordisk A/S, Cl B	13,500	2,132,681
Novozymes A/S, Cl B	8,645	238,272
Pandora A/S(c)	2,244	30,557
TDC A/S	13,869	101,026
Tryg A/S	945	61,393
William Demant Holding A/S*	869	77,890

		4,189,930

Finland (0.9%)
Elisa Oyj	4,252	96,112
Fortum Oyj	17,976	331,024
Kesko Oyj, Cl B	2,012	57,011
Kone Oyj, Cl B	6,401	442,949
Metso Oyj	3,786	135,301
Neste Oil Oyj	3,889	50,975
Nokia Oyj(c)	151,120	390,335
Nokian Renkaat Oyj	3,201	130,191
Orion Oyj, Cl B	2,783	59,545
Outokumpu Oyj*(c)	4,636	4,945
Pohjola Bank PLC	4,130	54,346
Rautaruukki Oyj	2,507	15,786
Sampo Oyj, Cl A	17,131	532,964
Sanoma Oyj(c)	2,442	21,888
Stora Enso Oyj	17,224	106,994
UPM-Kymmene Oyj	15,447	174,582
Wartsila Oyj	4,955	171,602

		2,776,550

France (10.3%)
Accor SA	4,888	163,032
Aeroports de Paris	1,157	92,271
Air France-KLM*	4,594	29,771
Air Liquide SA	1,503	186,286
Air Liquide SA(a)(b)	2,824	350,015
Air Liquide SA(a)	9,401	1,165,189
Alcatel-Lucent*	77,319	85,349

	Shares	Value($)

France—continued
Alstom	6,798	238,355
Arkema SA	1,858	173,962
Atos Origin SA	1,683	117,307
AXA SA	57,406	854,989
BNP Paribas	34,359	1,632,779
Bouygues SA	7,954	194,204
Bureau Veritas SA	1,867	191,743
Cap Gemini SA	4,964	210,028
Carrefour SA	19,423	402,847
Casino Guichard-Perrachon SA	1,859	164,572
Christian Dior SA	1,837	246,450
CNP Assurances	4,914	64,189
Compagnie de Saint—Gobain	13,355	469,119
Compagnie Generale d’Optique Essilor International SA	6,732	630,395
Compagnie Generale de Geophysique-Veritas*	4,725	148,761
Compagnie Generale des Etablissements Michelin	5,820	455,919
Credit Agricole SA*	32,511	224,349
Danone SA	19,486	1,199,689
Dassault Systemes SA	1,982	208,240
Edenred	5,304	149,030
Electricite de France	8,027	168,188
Eramet	177	20,744
Eurazeo	1,082	49,569
European Aeronautic Defence and Space Co.(c)	13,539	429,129
Eutelsat Communications	3,321	106,755
Fonciere Des Regions	929	69,838
France Telecom SA	62,447	753,364
GDF SUEZ	41,300	923,462
Gecina SA	737	75,445
Groupe Eurotunnel SA	17,501	123,288
ICADE REIT	783	63,793
Iliad SA	641	104,365
Imerys	1,139	66,831
JCDecaux SA	2,234	50,698
Klepierre	3,500	122,742
L’Oreal SA	8,001	989,715
Lagardere SCA	3,987	108,900
Legrand SA	6,699	252,489
LVMH Moet Hennessy Louis Vuitton SA	9,184	1,380,822
Metropole Television SA	1,955	26,680
Natixis	29,349	92,402
Pernod-Ricard SA	7,570	849,337
Peugeot SA*(c)	5,012	39,610
PPR	2,550	391,259
Publicis Groupe SA	4,142	231,803

See Notes to Financial Statements.

10

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)

France—continued
Remy Cointreau SA	806	92,700
Renault SA	6,401	300,399
Safran SA	8,151	293,127
Sanofi-Aventis	42,217	3,599,550
Schneider Electric SA	18,677	1,105,360
Scor SE	5,651	145,708
Societe BIC SA	969	117,075
Societe Generale*	24,855	705,872
Societe Lafarge(a)(b)	12,479	672,074
Sodexo	3,139	236,339
Suez Environnement SA	8,897	100,828
Technip SA	3,244	360,634
Thales SA	3,342	114,774
Total SA	76,017	3,770,665
Unibail-Rodamco	3,057	609,294
Vallourec SA	3,700	156,667
Veolia Environnement SA	11,570	124,832
Vinci SA	14,796	630,206
Vivendi SA	42,616	831,039
Wendel SA	1,090	92,026
Zodiac Aerospace	1,220	119,119

		31,718,356

Germany (13.3%)
Adidas AG	10,462	858,277
Allianz SE	22,651	2,695,078
Axel Springer AG	2,017	87,400
BASF SE	45,454	3,834,659
Bayer AG	41,495	3,563,585
Bayerische Motoren Werke AG	16,297	1,191,835
Beiersdorf AG	5,081	372,825
Brenntag AG	1,696	217,073
Celesio AG	4,363	77,793
Commerzbank AG*	184,674	329,631
Continental AG	3,985	390,214
Daimler AG	45,895	2,221,382
Deutsche Bank AG	47,104	1,861,025
Deutsche Boerse AG	9,942	550,197
Deutsche Lufthansa AG	11,656	158,024
Deutsche Post AG	42,584	831,783
Deutsche Telekom AG	141,514	1,741,238
E.ON AG	89,958	2,134,563
Fraport AG	1,857	107,397
Fresenius Medical Care AG	9,784	717,411
Fresenius SE	5,661	657,193
GEA Group AG	8,546	258,572
Hannover Rueckversicherung AG	3,015	192,656
Heidelberg Cement AG	7,076	370,722
Henkel AG & Co. KGaA	6,594	430,206
Hochtief AG*	2,117	99,188

	Shares	Value($)

Germany—continued
Hugo Boss AG	1,328	116,898
Infineon Technologies AG	55,537	352,414
K+S AG	8,602	422,981
Kabel Deutschland Holding AG*	3,679	262,435
Lanxess AG	4,167	345,545
Linde AG	9,380	1,615,205
MAN SE	2,305	211,045
Merck KGaA	3,293	406,240
Metro AG	6,543	195,698
Muenchener Rueckversicherungs AG	9,103	1,421,284
RWE AG	25,193	1,127,110
Salzgitter AG	1,965	75,918
SAP AG	46,211	3,272,621
Siemens AG	40,991	4,088,144
Suedzucker AG	3,328	117,822
ThyssenKrupp AG	16,534	351,426
United Internet AG	5,649	115,204
Volkswagen AG	1,446	241,935
Wacker Chemie AG(c)	779	50,013

		40,739,865

Greece (1.3%)
Alpha Bank AE*	3,215	6,858
Coca-Cola Hellenic Bottling Co. SA*	163,145	3,044,110
National Bank of Greece SA*	2,403	5,806
OPAP SA	180,686	928,762

		3,985,536

Guernsey (0.0%)(d)
Resolution Ltd.	19,212	67,352

Hong Kong (1.1%)
AIA Group Ltd.	82,081	304,335
ASM Pacific Technology Ltd.(c)	2,240	26,490
Bank of East Asia Ltd.	16,630	62,303
BOC Hong Kong Holdings Ltd.	39,528	125,659
Cathay Pacific Airways Ltd.	12,843	20,903
Cheung Kong (Holdings) Ltd.	15,239	223,258
Cheung Kong Infrastructure Holdings Ltd.	5,854	35,483
CLP Holdings Ltd.	20,866	177,605
Esprit Holdings Ltd.	13,101	20,140
Foxconn International Holdings Ltd.*	24,624	8,098
Galaxy Entertainment Group Ltd.*	13,803	46,461
Hang Lung Group Ltd.	10,503	66,642
Hang Lung Properties Ltd.	26,935	92,052
Hang Seng Bank Ltd.	8,124	124,573

See Notes to Financial Statements.

11

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)

Hong Kong—continued
Henderson Land Development Co. Ltd.	12,358	88,612
HKT Trust / HKT Ltd.	2,296	1,948
Hong Kong & China Gas Co. Ltd. (The)	55,828	140,685
Hong Kong Electric Holdings Ltd.	15,700	133,228
Hong Kong Exchanges & Clearing Ltd.	11,039	166,709
Hopewell Holdings Ltd.	6,081	20,978
Hutchison Whampoa Ltd.	23,113	223,706
Hysan Development Co. Ltd.	7,257	32,990
Kerry Properties Ltd.	8,007	40,530
Li & Fung Ltd.	61,707	95,656
Lifestyle International Holdings Ltd.	6,393	13,142
Link REIT (The)	24,076	113,952
MTR Corp.	15,621	59,228
New World Development Ltd.	39,251	60,744
Newton Resources Ltd.*	391	39
Noble Group Ltd.	65,598	70,826
NWS Holdings Ltd.	14,372	23,169
Orient Overseas International Ltd.	3,031	16,730
PCCW Ltd.	44,824	18,325
Shangri-La Asia Ltd.	16,968	33,043
Sino Land Co. Ltd.	31,602	59,095
SJM Holdings Ltd.	19,210	41,720
Sun Hung Kai Properties Ltd.	15,664	229,484
Swire Pacific Ltd.	8,132	99,578
Swire Properties Ltd.	5,392	16,689
Wharf Holdings Ltd. (The)	17,197	118,764
Wheelock & Co. Ltd.	11,192	48,281
Wing Hang Bank Ltd.	2,364	22,210
Yue Yuen Industrial (Holdings) Ltd.	8,544	28,759

		3,352,822

Ireland (0.9%)
CRH PLC	58,359	1,124,913
Elan Corp. PLC*	42,822	461,688
Experian PLC	13,353	221,877
Irish Bank Resolution Corp. Ltd.*(a)(c)	8,839	—
Irish Bank Resolution Corp. Ltd.*(a)(b)	131,459	—
James Hardie Industries SE	8,380	75,625
Kerry Group PLC, Cl A	12,459	638,016
Ryanair Holdings PLC*	16,391	93,395
WPP PLC	17,123	232,677

		2,848,191

	Shares	Value($)

Israel (0.9%)
Bank Hapoalim BM*	42,990	153,065
Bank Leumi Le-Israel BM*	48,474	135,475
Bezeq Israeli Telecommunication Corp. Ltd.	68,680	79,759
Cellcom Israel Ltd.	2,179	18,715
Delek Group Ltd.	192	32,029
Elbit Systems Ltd.	966	33,038
Israel Chemicals Ltd.	17,752	215,217
Israel Corp. Ltd. (The)	95	60,327
Mizrahi Tefahot Bank Ltd.*	4,960	43,992
NICE Systems Ltd.*	2,530	83,881
Partner Communications Co. Ltd.	3,396	18,315
Teva Pharmaceutical Industries Ltd.	43,148	1,751,029
Teva Pharmaceutical Industries Ltd. SP ADR	552	22,858

		2,647,700

Italy (8.3%)
A2A SpA	3,576	1,770
Assicurazioni Generali SpA	143,018	2,056,557
Atlantia SpA	40,906	635,000
Autogrill SpA	11,030	104,817
Banca Monte dei Paschi di Siena SpA*(c)	513,706	148,927
Banco Popolare Scarl*	174,763	261,635
Enel Green Power SpA	172,348	291,462
Enel SpA	814,474	2,880,352
Eni SpA(c)	296,308	6,480,714
Exor SpA	6,168	155,115
Fiat Industrial SpA	107,303	1,048,651
Fiat SpA*	110,792	591,134
Finmeccanica SpA*(c)	39,295	186,633
Intesa Sanpaolo SpA	1,256,949	1,910,831
Intesa Sanpaolo SpA—RSP	91,862	118,756
Luxottica Group SpA	14,453	511,310
Mediaset SpA	69,366	130,232
Mediobanca SpA	52,406	280,018
Pirelli & C SpA	22,836	245,914
Prysmian SpA	25,121	448,071
Saipem SpA	33,132	1,591,075
Snam Rete Gas SpA	197,010	873,428
Telecom Italia SpA	1,145,192	1,147,870
Telecom Italia SpA	588,733	515,590
Terna SpA	157,918	588,504
UniCredit SpA*	498,711	2,071,287
Unione di Banche Italiane ScpA	77,279	285,608

		25,561,261

See Notes to Financial Statements.

12

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)

Japan (22.2%)
ABC-Mart, Inc.	1,123	49,646
ADVANTEST Corp.	5,556	72,262
AEON Co. Ltd.	19,005	215,036
AEON Credit Service Co. Ltd.	3,094	66,606
AEON Mall Co. Ltd.	2,944	72,053
Air Water, Inc.	6,830	83,668
Aisin Seiki Co. Ltd.	7,117	202,457
Ajinomoto Co., Inc.	20,926	328,209
Alfresa Holdings Corp.	1,529	75,529
All Nippon Airways Co. Ltd.(c)	32,235	67,741
Amada Co. Ltd.	13,807	60,507
Aozora Bank Ltd.	22,660	69,397
Asahi Breweries Ltd.	12,221	301,297
Asahi Glass Co. Ltd.	38,262	254,949
Asahi Kasei Corp.	41,287	213,207
ASICS Corp.	5,621	75,845
Astellas Pharma, Inc.	14,029	712,775
Bank of Kyoto Ltd. (The)	12,469	105,613
Bank of Yokohama Ltd. (The)	40,660	193,297
Benesse Holdings, Inc.	2,686	130,101
Bridgestone Corp.	20,694	479,961
Brother Industries Ltd.	9,098	84,405
Canon, Inc.	35,705	1,141,517
Casio Computer Co. Ltd.(c)	8,995	63,740
Central Japan Railway Co.	4,800	421,937
Chiba Bank Ltd. (The)	24,999	145,432
Chiyoda Corp.	7,179	111,677
Chubu Electric Power Co., Inc.	20,550	267,803
Chugai Pharmaceutical Co. Ltd.	8,363	175,211
Chugoku Bank Ltd. (The)	6,135	86,475
Chugoku Electric Power Co., Inc. (The)	11,289	150,009
Chuo Mitsui Trust Holdings, Inc.(c)	97,910	291,070
Citizen Holdings Co. Ltd.	9,786	49,783
Coca-Cola West Co. Ltd.	2,385	39,546
Cosmo Oil Co. Ltd.	23,080	42,587
Credit Saison Co. Ltd.	5,625	136,012
Dai Nippon Printing Co. Ltd.	22,230	154,961
Dai-ichi Life Insurance Co. Ltd. (The)	269	305,400
Daicel Chemical Industries Ltd.	11,771	70,590
Daido Steel Co. Ltd.	10,950	50,934
Daihatsu Motor Co. Ltd.	7,899	131,785
Daiichi Sankyo Co. Ltd.	21,074	348,353
Daikin Industries Ltd.	8,485	219,953
Dainippon Sumitomo Pharma Co. Ltd.	5,883	64,680
Daito Trust Construction Co. Ltd.	2,363	237,693

	Shares	Value($)

Japan—continued
Daiwa House Industry Co. Ltd.	17,232	250,178
Daiwa Securities Group, Inc.	52,323	199,128
DeNa Co. Ltd.	3,763	124,983
Denki Kagaku Kogyo Kabushiki Kaisha	19,384	60,109
DENSO Corp.	15,493	486,588
Dentsu, Inc.	6,719	170,472
East Japan Railway Co.	10,672	707,000
Eisai Co. Ltd.	7,977	359,803
Electric Power Development Co. Ltd.	4,520	118,966
Elpida Memory, Inc.*(a)	7,744	99
FamilyMart Co. Ltd.	2,462	121,144
FANUC Ltd.	6,124	987,185
Fast Retailing Co. Ltd.	1,754	407,933
Fuji Electric Holdings Co. Ltd.	22,146	45,121
Fuji Heavy Industries Ltd.	22,518	186,977
FUJIFILM Holdings Corp.	14,693	246,264
Fujitsu Ltd.	59,204	222,281
Fukuoka Financial Group, Inc.	31,254	126,954
Furukawa Electric Co. Ltd.*	23,334	43,953
Gree, Inc.(c)	3,498	64,052
GS Yuasa Corp.(c)	13,321	55,476
Gunma Bank Ltd. (The)	15,490	78,800
Hachijuni Bank Ltd. (The)	17,268	95,810
Hakuhodo DY Holdings, Inc.	868	58,504
Hamamatsu Photonics K.K.	2,620	90,008
Hankyu Hanshin Holdings, Inc.	35,000	189,262
Hino Motors Ltd.	10,909	71,431
Hirose Electric Co. Ltd.	1,295	145,198
Hiroshima Bank Ltd. (The)	713	2,394
Hisamitsu Pharmaceutical Co., Inc.	2,380	131,595
Hitachi Chemical Co. Ltd.	3,986	53,886
Hitachi Construction Machinery Co. Ltd.(c)	4,093	66,241
Hitachi High-Technologies Corp.	2,338	56,413
Hitachi Ltd.	144,314	802,566
Hitachi Metals Ltd.	7,549	67,326
Hokkaido Electric Power Co., Inc.	7,112	57,778
Hokuriku Electric Power Co.	6,846	83,075
Honda Motor Co. Ltd.	52,011	1,597,519
Hoya Corp.	13,760	302,389
Ibiden Co. Ltd.	4,634	67,752
Idemitsu Kosan Co. Ltd.	924	75,777
IHI Corp.	50,016	111,517
Inpex Corp.	71	423,507
Isetan Mitsukoshi Holdings Ltd.	14,083	146,893

See Notes to Financial Statements.

13

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)

Japan—continued
Isuzu Motors Ltd.	38,565	186,302
ITOCHU Corp.	45,719	463,400
Itochu Techno-Solutions Corp.	1,155	60,088
Iyo Bank Ltd. (The)	10,423	84,944
J. Front Retailing Co. Ltd.	18,755	105,263
Japan Petroleum Exploration Co.	1,122	45,001
Japan Prime Realty Investment Corp. REIT	26	78,360
Japan Real Estate Investment Corp. REIT	19	191,363
Japan Retail Fund Investment Corp. REIT	61	109,040
Japan Steel Works Ltd. (The)	12,640	70,456
Japan Tobacco, Inc.	27,800	834,285
JFE Holdings, Inc.	14,644	193,277
JGC Corp.	6,708	223,915
Joyo Bank Ltd. (The)	24,592	120,376
JS Group Corp.	8,412	200,707
JSR Corp.	6,857	112,467
JTEKT Corp.	8,246	65,195
Jupiter Telecommunications Co. Ltd.	67	67,996
JX Holdings, Inc.	71,407	390,707
Kajima Corp.	32,502	88,710
Kamigumi Co. Ltd.	10,563	87,438
Kaneka Corp.	11,076	53,365
Kansai Electric Power Co., Inc. (The)	23,517	183,821
Kansai Paint Co. Ltd.	9,377	103,935
Kao Corp.	15,839	466,808
Kawasaki Heavy Industries Ltd.	54,674	108,591
Kawasaki Kisen Kaisha Ltd.*(c)	28,829	36,202
KDDI Corp.	8,300	644,516
Keikyu Corp.	18,975	178,954
Keio Corp.	22,210	167,628
Keisei Electric Railway Co. Ltd.	10,824	97,782
Keyence Corp.	1,286	329,575
Kikkoman Corp.	7,267	99,358
Kinden Corp.	6,098	38,445
Kintetsu Corp.(c)	51,601	202,331
Kirin Holdings Co. Ltd.	28,518	381,507
Kobe Steel Ltd.	94,382	74,983
Koito Manufacturing Co. Ltd.	4,484	51,827
Komatsu Ltd.	28,841	568,024
Konami Corp.	3,516	79,880
Konica Minolta Holdings, Inc.	18,381	141,320
Kubota Corp.	35,348	357,828
Kuraray Co. Ltd.	12,802	145,507
Kurita Water Industries Ltd.	4,431	98,170

	Shares	Value($)

Japan—continued
Kyocera Corp.	4,969	430,426
Kyowa Hakko Kirin Co. Ltd.	11,038	133,378
Kyushu Electric Power Co., Inc.	15,561	128,412
Lawson, Inc.	2,310	177,601
Mabuchi Motor Co. Ltd.	1,073	49,085
Makita Corp.	4,400	170,835
Marubeni Corp.	53,541	341,663
Marui Group Co. Ltd.	8,394	59,481
Maruichi Steel Tube Ltd.	1,862	39,845
Mazda Motor Corp.*	57,162	66,655
McDonald’s Holdings Co. (Japan) Ltd.	2,625	74,774
Medipal Holdings Corp.	5,520	75,967
Meiji Holdings Co. Ltd.	2,708	134,463
Miraca Holdings, Inc.	2,193	98,494
Mitsubishi Chemical Holdings Corp.	42,651	163,412
Mitsubishi Corp.	43,963	799,379
Mitsubishi Electric Corp.	61,627	454,858
Mitsubishi Estate Co. Ltd.	39,440	755,041
Mitsubishi Gas Chemical Co., Inc.	15,246	76,582
Mitsubishi Heavy Industries Ltd.	96,624	418,489
Mitsubishi Logistics Corp.	5,298	63,068
Mitsubishi Materials Corp.	44,417	140,013
Mitsubishi Motors Corp.*	146,041	134,738
Mitsubishi Tanabe Pharma Corp.	8,366	127,248
Mitsubishi UFJ Financial Group, Inc.	407,624	1,911,717
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,184	92,073
Mitsui & Co. Ltd.	54,769	770,584
Mitsui Chemicals, Inc.	31,183	61,135
Mitsui Fudosan Co. Ltd.	27,236	545,488
Mitsui O.S.K. Lines Ltd.	44,908	104,732
Mizuho Financial Group, Inc.	706,913	1,150,409
MS&AD Insurance Group Holdings, Inc.	16,155	279,669
Murata Manufacturing Co. Ltd.	6,586	350,651
Nabtesco Corp.	3,554	65,260
Namco Bandai Holdings, Inc.	7,403	125,407
NEC Corp.*	100,648	159,923
NGK Insulators Ltd.	10,762	128,940
NGK Spark Plug Co. Ltd.	7,568	79,617
NHK Spring Co. Ltd.	5,613	48,190
Nidec Corp.(c)	3,539	258,940
Nikon Corp.	10,832	298,144
Nintendo Co. Ltd.	3,451	437,345

See Notes to Financial Statements.

14

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)

Japan—continued
Nippon Building Fund, Inc. REIT	22	237,084
Nippon Electric Glass Co. Ltd.	15,541	85,830
Nippon Express Co. Ltd.	33,069	125,428
Nippon Meat Packers, Inc.	8,001	102,729
Nippon Paper Group, Inc.(c)	3,720	43,902
Nippon Sheet Glass Co. Ltd.(c)	34,197	24,101
Nippon Steel Corp.	163,450	335,110
Nippon Telegraph & Telephone Corp.	13,584	647,520
Nippon Yusen Kabushiki Kaisha(c)	56,966	100,734
Nishi-Nippon City Bank Ltd. (The)	26,627	61,757
Nissan Motor Co. Ltd.	75,418	642,657
Nisshin Seifun Group, Inc.	7,238	89,037
Nisshin Steel Co. Ltd.(a)	27,288	29,125
Nissin Foods Holdings Co. Ltd.	2,207	86,538
Nitori Holdings Co. Ltd.	1,462	135,821
Nitto Denko Corp.	5,346	254,832
NKSJ Holdings, Inc.	11,800	231,040
NOK Corp.	3,940	63,058
Nomura Holdings, Inc.	116,284	415,726
Nomura Real Estate Holdings, Inc.	3,559	62,570
Nomura Real Estate Office Fund, Inc. REIT	11	68,997
Nomura Research Institute Ltd.	3,808	78,512
NSK Ltd.	17,323	100,555
NTN Corp.	18,962	38,148
NTT Data Corp.	48	150,630
NTT DoCoMo, Inc.	474	768,944
NTT Urban Development Corp.	45	36,558
Obayashi Corp.	24,583	112,142
Odakyu Electric Railway Co. Ltd.	20,207	212,583
OJI Paper Co. Ltd.	32,651	99,576
Olympus Corp.*	7,884	153,558
Omron Corp.	7,600	146,079
Ono Pharmaceutical Co. Ltd.	2,655	163,471
Oracle Corp. Japan	1,485	76,591
Oriental Land Co. Ltd.	1,638	215,769
ORIX Corp.	3,310	332,527
Osaka Gas Co. Ltd.	60,408	266,278
Otsuka Corp.	742	66,556
Otsuka Holdings Co. Ltd.	9,495	294,437
Panasonic Corp.	68,344	451,890
Rakuten, Inc.	22,900	233,284
Resona Holdings, Inc.	56,539	231,836
Ricoh Co. Ltd.(c)	21,418	180,862
Rinnai Corp.	1,300	96,950

	Shares	Value($)

Japan—continued
Rohm Co. Ltd.	3,787	127,527
Sankyo Co. Ltd.	2,148	100,051
Sanrio Co. Ltd.(c)	1,800	64,513
Santen Pharmaceutical Co. Ltd.	2,965	136,396
SBI Holdings, Inc.(c)	7,640	49,243
Secom Co. Ltd.	6,766	352,865
Sega Sammy Holdings, Inc.	6,230	118,230
Seiko Epson Corp.(c)	4,956	30,229
Sekisui Chemical Co. Ltd.	17,187	138,527
Sekisui House Ltd.	17,975	178,506
Seven & I Holdings Co. Ltd.	23,458	720,513
Seven Bank Ltd.	19,800	60,384
Sharp Corp.(c)	37,876	93,671
Shikoku Electric Power Co., Inc.	7,045	79,532
Shimadzu Corp.	9,922	69,546
Shimamura Co. Ltd.	930	108,325
Shimano, Inc.	2,462	179,192
Shimizu Corp.	22,779	76,767
Shin-Etsu Chemical Co. Ltd.	12,864	723,641
Shinsei Bank Ltd.	53,015	68,612
Shionogi & Co. Ltd.	11,453	174,936
Shiseido Co. Ltd.(c)	13,503	185,312
Shizuoka Bank Ltd. (The)	18,227	186,614
Showa Denko Kabushiki Kaisha	55,496	88,179
Showa Shell Sekiyu Kabushiki Kaisha	7,069	37,501
SMC Corp.	1,815	292,577
Softbank Corp.	28,045	1,135,600
Sojitz Corp.	48,290	62,497
Sony Corp.	31,793	374,395
Sony Financial Holdings, Inc.	6,801	116,604
Square Enix Holdings Co. Ltd.	2,379	36,307
Stanley Electric Co. Ltd.	5,490	81,323
Sumco Corp.*	4,501	30,337
Sumitomo Chemical Co. Ltd.	59,076	150,642
Sumitomo Corp.	34,268	462,381
Sumitomo Electric Industries Ltd.	23,785	251,443
Sumitomo Heavy Industries Ltd.	21,687	74,198
Sumitomo Metal Industries Ltd.(a)	128,088	190,032
Sumitomo Metal Mining Co. Ltd.	17,703	223,443
Sumitomo Mitsui Financial Group, Inc.	41,616	1,301,167
Sumitomo Realty & Development Co. Ltd.	11,736	311,597
Sumitomo Rubber Industries Ltd.	6,468	76,830

See Notes to Financial Statements.

15

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)

Japan—continued
Suruga Bank Ltd.	7,451	84,497
Suzuken Co. Ltd.	2,864	95,234
Suzuki Motor Corp.	12,899	250,410
Sysmex Corp.	2,832	136,266
T&D Holdings, Inc.	18,200	197,066
Taisei Corp.	39,704	113,963
Taisho Pharmaceutical Holdings Co. Ltd.	1,400	114,275
Taiyo Nippon Sanso Corp.	11,064	58,269
Takashimaya Co. Ltd.	10,513	72,206
Takeda Pharmaceutical Co. Ltd.	24,778	1,141,426
TDK Corp.	3,968	147,758
Teijin Ltd.	35,202	86,156
Terumo Corp.	4,855	209,031
THK Co. Ltd.	4,548	69,817
Tobu Railway Co. Ltd.	37,830	203,596
Toho Co. Ltd.	4,441	81,661
Toho Gas Co. Ltd.	15,843	105,363
Tohoku Electric Power Co., Inc.*	17,713	142,539
Tokio Marine Holdings, Inc.	22,415	572,726
Tokyo Electric Power Co., Inc. (The)*	56,859	93,259
Tokyo Electron Ltd.	5,485	233,696
Tokyo Gas Co. Ltd.	78,126	430,474
Tokyu Corp.	43,940	210,016
Tokyu Land Corp.	16,984	90,970
TonenGeneral Sekiyu Kabushiki Kaisha	11,223	97,360
Toppan Printing Co. Ltd.	22,351	129,741
Toray Industries, Inc.	48,003	284,180
Toshiba Corp.	120,922	387,372
Tosoh Corp.	19,787	37,525
TOTO Ltd.	11,861	87,240
Toyo Seikan Kaisha Ltd.	5,873	62,839
Toyo Suisan Kaisha Ltd.	4,080	102,052
Toyoda Gosei Co. Ltd.	2,428	48,628
Toyota Boshoku Corp.	2,477	25,710
Toyota Industries Corp.	5,206	145,760
Toyota Motor Corp.	86,826	3,382,253
Toyota Tsusho Corp.	7,875	168,418
Trend Micro, Inc.	3,919	109,475
Tsumura & Co.	2,280	71,637
Ube Industries Ltd.	38,321	82,495
Uni-Charm Corp.	3,752	215,389
Ushio, Inc.	3,950	47,477
USS Co. Ltd.	824	87,109
West Japan Railway Co.	5,400	230,766
Yahoo Japan Corp.	549	209,146
Yakult Honsha Co. Ltd.	3,710	175,897
Yamada Denki Co. Ltd.	3,049	133,814

	Shares	Value($)

Japan—continued
Yamaguchi Financial Group, Inc.	8,991	72,813
Yamaha Corp.	5,911	54,838
Yamaha Motor Co. Ltd.	10,418	91,044
Yamato Holdings Co. Ltd.	11,793	186,778
Yamato Kogyo Co. Ltd.	1,665	49,135
Yamazaki Baking Co. Ltd.	5,602	75,014
Yaskawa Electric Corp.	9,063	60,737
Yokogawa Electric Corp.	7,782	89,946

		68,368,573

Jersey (0.2%)
Petrofac Ltd.	3,530	90,919
Randgold Resources Ltd.	1,243	152,848
Shire PLC	7,753	227,104

		470,871

Luxembourg (0.6%)
ArcelorMittal	28,523	409,053
Millicom International Cellular SA	1,412	131,015
SES	9,975	271,301
Tenaris SA	58,111	1,185,847

		1,997,216

Mauritius (0.0%)(d)
Essar Energy PLC*	4,421	8,196
Golden Agri-Resources Ltd.	116,525	62,668

		70,864

Netherlands (3.5%)
Aegon NV	70,157	364,678
Akzo Nobel NV	9,414	532,167
ASML Holding NV	17,550	937,964
Corio NV REIT	2,451	104,206
DE Master Blenders 1753 NV*	25,030	301,545
Delta Lloyd NV	4,083	62,254
Fugro NV	2,727	185,449
Gemalto	2,976	261,774
Heineken Holding NV	4,734	229,923
Heineken NV	9,516	567,282
ING Groep NV*	155,974	1,232,471
Koninklijke Ahold NV	37,269	466,808
Koninklijke Boskalis Westminster NV	2,875	103,927
Koninklijke DSM NV	6,268	312,522
Koninklijke KPN NV	40,939	312,811
Koninklijke Philips Electronics NV	40,620	947,668
Koninklijke Vopak NV	2,873	201,728
QIAGEN NV*	11,803	217,198
Randstad Holding NV	4,799	159,508

See Notes to Financial Statements.

16

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)

Netherlands—continued
Reed Elsevier NV	27,864	372,568
SBM Offshore NV*	6,570	93,630
TNT Express NV	14,843	154,995
Unilever NV	66,551	2,354,403
Wolters Kluwer NV	12,227	229,871

		10,707,350

New Zealand (0.7%)
Auckland International Airport Ltd.	143,226	311,009
Contact Energy Ltd.*	54,702	239,379
Fletcher Building Ltd.	104,125	601,503
Sky City Entertainment Group Ltd.	89,742	281,149
Telecom Corp. of New Zealand Ltd.	295,062	582,023

		2,015,063

Norway (1.9%)
Aker Solutions ASA	9,933	188,122
DnB NOR ASA	58,993	723,395
Gjensidige Forsikring ASA	12,056	167,196
Kvaerner ASA	9,933	25,661
Norsk Hydro ASA	56,077	262,722
Orkla ASA	46,304	351,671
Renewable Energy Corp. ASA*(c)	30,719	9,426
Seadrill Ltd.	21,278	830,855
StatoilHydro ASA	68,416	1,766,260
Telenor ASA	44,424	866,163
Yara International ASA	11,561	579,170

		5,770,641

Portugal (0.9%)
Banco Espirito Santo SA*	325,432	236,699
EDP—Energias de Portugal SA	329,856	907,954
Galp Energia SGPS SA	39,939	647,704
Jeronimo Martins SGPS SA	34,147	569,790
Portugal Telecom SGPS SA	109,937	543,483

		2,905,630

Singapore (1.1%)
Ascendas REIT	31,653	62,161
CapitaLand Ltd.	44,395	115,039
CapitaMall Trust REIT	32,901	54,156
CapitaMalls Asia Ltd.	23,618	31,755
City Developments Ltd.	9,673	92,537
ComfortDelGro Corp. Ltd.	32,404	45,284
Cosco Corp. (Singapore) Ltd.	18,348	14,428
DBS Group Holdings Ltd.	31,475	369,072
Fraser and Neave Ltd.	16,484	119,278
Genting Singapore PLC	104,031	116,136

	Shares	Value($)

Singapore—continued
Global Logistic Properties Ltd.	32,512	66,497
Jardine Cycle & Carriage Ltd.	2,240	87,797
Keppel Corp. Ltd.	24,216	224,953
Keppel Land Ltd.	12,331	35,671
Neptune Orient Lines Ltd.*	16,505	15,198
Olam International Ltd.	23,369	39,037
Oversea-Chinese Banking Corp. Ltd.	44,697	340,181
SembCorp Industries Ltd.	17,678	81,677
SembCorp Marine Ltd.	14,764	59,792
Singapore Airlines Ltd.	10,241	89,625
Singapore Exchange Ltd.	15,207	86,741
Singapore Press Holdings Ltd.	27,433	90,981
Singapore Technologies Engineering Ltd.	27,124	78,242
Singapore Telecommunications Ltd.	137,345	358,136
StarHub Ltd.	10,593	32,110
United Overseas Bank Ltd.	22,857	365,988
UOL Group Ltd.	8,866	41,397
Wilmar International Ltd.	32,895	87,116
Yangzijiang Shipbuilding Holdings Ltd.	32,380	25,858

		3,226,843

Spain (6.1%)
Abertis Infraestructuras SA	19,733	290,348
Acciona SA	1,342	76,380
Acerinox SA	5,328	59,745
Actividades de Construccion y Servicios SA(c)	7,487	154,227
Amadeus IT Holding SA, Cl A	21,816	508,268
Banco Bilbao Vizcaya Argentaria SA	326,619	2,565,758
Banco de Sabadell SA	143,309	384,893
Banco Popular Espanol SA(c)	51,493	112,557
Banco Santander SA*	641,720	4,778,801
Bankia SA*(c)	53,975	90,169
Criteria Caixacorp SA(c)	45,192	169,924
Distribuidora Internacional de Alimentacion SA	42,619	235,227
Enagas	9,494	187,274
Ferrovial SA	27,603	359,146
Fomento de Construcciones y Contratas SA	2,731	35,621
Gas Natural SDG SA	16,968	240,179
Grifols SA*	10,367	342,378
Iberdrola SA	267,070	1,210,803
Inditex SA(c)	14,956	1,857,152
Mapfre SA	39,896	109,304

See Notes to Financial Statements.

17

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)

Spain—continued
Red Electrica Corporacion SA	5,725	271,433
Repsol YPF SA	52,900	1,025,805
Telefonica SA	264,844	3,531,004
Zardoya Otis SA(c)	7,507	88,269

		18,684,665

Sweden (2.0%)
Alfa Laval AB	6,221	112,794
Assa Abloy AB, Cl B	5,725	185,813
Atlas Copco AB, Cl A	12,303	287,122
Atlas Copco AB, Cl B	7,144	149,432
Boliden AB	5,141	85,699
Electrolux AB, Cl B	4,524	111,571
Elekta AB, B SHS	8,180	108,028
Getinge AB	3,672	110,795
Hennes & Mauritz AB, Cl B	19,057	662,040
Hexagon AB, Cl B	4,686	100,443
Holmen AB	970	26,506
Husqvarna AB, Cl B	8,258	42,127
Industrivarden AB, Cl C	2,169	31,039
Investor AB, Cl B	8,388	184,646
Kinnevik Investment AB, Cl B	3,825	79,425
Lundin Petroleum AB*	4,358	106,217
Modern Times Group AB, Cl B	894	39,482
Nordea Bank AB	49,002	484,515
Ratos AB, B Shares	3,558	31,389
Sandvik AB	18,669	253,371
Scania AB	5,881	107,883
Securitas AB, Cl B	5,805	43,550
Skandinaviska Enskilda Banken AB, Cl A	26,199	219,362
Skanska AB, Cl B	7,410	119,913
SKF AB, Cl B	7,191	155,122
SSAB AB, A Shares	2,924	20,774
Svenska Cellulosa AB, Cl B	10,732	199,322
Svenska Handelsbanken AB, Cl A	9,138	342,355
Swedbank AB, Cl A	15,007	281,918
Swedish Match AB	4,122	166,667
Tele2 AB, Cl B	5,873	106,574
Telefonaktiebolaget LM Ericsson, Cl B	55,014	501,246
TeliaSonera AB	40,258	289,763
Volvo AB, Cl B	25,339	355,274

		6,102,177

Switzerland (2.5%)
ABB Ltd.*	17,587	329,861
Actelion Ltd.*	897	44,902
Adecco SA*	1,069	50,876
Aryzta AG*	694	33,280

	Shares	Value($)

Switzerland—continued
Baloise Holding AG	387	30,429
Compagnie Financiere Richemont SA, Cl A	4,243	254,445
Credit Suisse Group AG*	9,233	195,655
GAM Holding AG*	1,735	22,598
Geberit AG*	317	68,928
Givaudan SA*	70	66,427
Glencore International PLC(c)	11,347	62,867
Holcim Ltd.*	1,994	126,997
Julius Baer Group Ltd.*	1,691	58,974
Kuehne + Nagel International AG	438	49,458
Lindt & Spruengli AG PC*	8	25,314
Lindt & Spruengli AG RS*	1	36,098
Lonza Group AG*	410	21,444
Nestle SA	28,368	1,788,647
Novartis AG	19,091	1,168,195
Pargesa Holding SA	219	14,507
Roche Holding AG	5,761	1,076,244
Schindler Holding AG PC	392	48,182
Schindler Holding AG RS	174	21,479
SGS SA	46	94,494
Sika AG	19	38,748
Sonova Holding AG*	403	40,729
STMicroelectronics NV	21,344	115,006
Straumann Holding AG	65	8,646
Sulzer AG	196	28,551
Swatch Group AG (The) BS	254	101,330
Swatch Group AG (The) RS	356	24,736
Swiss Life Holding AG*	248	29,507
Swiss Re Ltd.*	2,859	183,760
Swisscom AG	193	77,569
Syngenta AG	758	283,293
Transocean Ltd.	2,550	113,740
UBS AG*	29,500	359,144
Xstrata PLC	25,096	388,027
Zurich Financial Services AG*	1,181	294,089

		7,777,176

United Kingdom (9.1%)
3i Group PLC	13,462	48,411
Admiral Group PLC	2,760	46,931
Aggreko PLC	3,617	135,096
AMEC PLC	4,487	83,035
Anglo American PLC	15,903	466,608
Antofagasta PLC	5,295	107,906
ARM Holdings PLC	18,483	171,616
Associated British Foods PLC	4,891	101,805
AstraZeneca PLC	14,937	712,754
Aviva PLC	38,181	196,493

See Notes to Financial Statements.

18

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)

United Kingdom—continued
Babcock International Group PLC	4,902	73,379
BAE Systems PLC	38,028	199,636
Balfour Beatty PLC	9,204	45,138
Barclays PLC	139,094	482,572
BG Group PLC	39,965	806,693
BHP Billiton PLC	25,534	793,721
BP PLC	229,114	1,614,933
British American Tobacco PLC	23,654	1,214,457
British Land Co. PLC (The) REIT	11,554	97,392
British Sky Broadcasting Group PLC	15,622	187,558
BT Group PLC	93,328	347,679
Bunzl PLC	4,499	80,569
Burberry Group PLC	5,860	94,722
Capita Group PLC	8,514	106,481
Capital Shopping Centres Group PLC REIT	7,607	40,193
Carnival PLC	2,510	92,533
Centrica PLC	62,274	329,636
Cobham PLC	15,752	56,392
Compass Group PLC	25,404	280,388
Diageo PLC	30,297	851,026
Eurasian Natural Resources Corp.	3,550	17,696
Fresnillo PLC	2,426	72,591
G4S PLC	19,447	83,438
GlaxoSmithKline PLC	59,977	1,382,545
Hammerson PLC REIT	9,632	70,147
Home Retail Group PLC	12,977	18,671
HSBC Holdings PLC	217,781	2,016,139
ICAP PLC	7,690	39,874
Imperial Tobacco Group PLC	12,073	446,836
Inmarsat PLC	6,393	60,908
InterContinental Hotels Group PLC	3,946	103,226
International Consolidated Airlines Group SA*	49,921	120,026
Intertek Group PLC	2,189	96,853
Invensys PLC	11,102	41,968
Investec PLC	6,610	40,817
ITV PLC	51,152	73,019
J Sainsbury PLC	16,875	94,693
Johnson Matthey PLC	2,776	108,167
Kazakhmys PLC	2,913	32,575
Kingfisher PLC	32,520	138,740
Land Securities Group PLC REIT	10,439	128,365
Legal & General Group PLC	79,777	169,919
Lloyds Banking Group PLC*	571,848	358,564

	Shares	Value($)

United Kingdom—continued
London Stock Exchange Group PLC	2,052	31,247
Lonmin PLC(c)	2,215	19,941
Man Group PLC	26,014	34,593
Marks & Spencer Group PLC	22,032	126,940
National Grid PLC	42,777	471,791
Next PLC	2,483	138,329
Old Mutual PLC	64,678	177,447
Pearson PLC	10,953	214,011
Prudential PLC	30,711	397,481
Reckitt Benckiser Group PLC	8,404	483,798
Reed Elsevier PLC	16,672	159,378
Rexam PLC	11,973	84,084
Rio Tinto PLC	15,878	739,708
Rolls-Royce Holdings PLC*	22,637	308,152
Royal Bank of Scotland Group PLC*	24,327	100,958
Royal Dutch Shell PLC, Cl A	44,178	1,528,073
Royal Dutch Shell PLC, Cl B	31,589	1,121,197
RSA Insurance Group PLC	47,926	85,517
SABMiller PLC	11,551	507,349
Sage Group PLC (The)	17,904	90,608
Schroders PLC	1,570	38,485
Scottish & Southern Energy PLC	12,577	282,706
Segro PLC	10,123	37,074
Serco Group PLC	6,826	63,931
Severn Trent PLC	3,231	87,600
Smith & Nephew PLC	12,214	134,808
Smiths Group PLC	5,468	91,564
Standard Chartered PLC	28,963	654,772
Standard Life PLC	31,185	137,325
Subsea 7 SA	16,914	390,307
Tate & Lyle PLC	6,852	73,635
Tesco PLC	97,014	520,105
TUI Travel PLC	7,062	26,696
Tullow Oil PLC	12,006	265,606
Unilever PLC	13,444	488,895
United Utilities Group PLC	9,259	107,052
Vedanta Resources PLC	1,630	27,085
Vodafone Group PLC	598,358	1,698,146
Weir Group PLC (The)	2,766	78,968
Whitbread PLC	2,408	88,190
WM Morrison Supermarkets PLC	30,963	142,597
Wolseley PLC	3,787	161,565

		27,999,244

Total Common Stocks (Cost $211,444,888)		303,383,144

See Notes to Financial Statements.

19

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

International Equity Index Fund — concluded

	Shares	Value($)

Preferred Stocks (0.9%)
Germany (0.9%)
Bayerische Motoren Werke AG, 6.03%	2,615	134,215
Henkel AG & Co. KGaA, 1.34%	8,909	708,548
Porsche AG, 1.59%	7,615	455,473
ProSiebenSat.1 Media AG, 5.79%	3,828	96,440
RWE AG, 7.52%	1,969	78,489
Volkswagen AG, 2.18%	7,128	1,300,239

Total Preferred Stocks (Cost $1,252,329)		2,773,404

Rights (0.0%)(d)
Austria (0.0%)(d)
IMMOEAST AG*(a)(b)(e)	175,419	—

France (0.0%)(d)
Compagnie Generale de Geophysique-Veritas, Expires 10/12/12*(f)	4,725	7,626

Total Rights (Cost $—)		7,626

Exchange Traded Funds (0.1%)
iShares MSCI Australia Index Fund	1,100	26,169
iShares MSCI Japan Index Fund	12,725	116,561
iShares MSCI Singapore Index Fund	229	3,071
iShares MSCI Sweden Index Fund	229	6,471

Total Exchange Traded Funds (Cost $154,686)		152,272

Trust (0.0%)(d)
Singapore (0.0%)(d)
Hutchison Port Holdings Trust	92,590	67,128

Total Trust (Cost $76,795)		67,128

	Shares	Value($)

Short-Term Investment (3.6%)
RidgeWorth Funds Securities Lending Joint Account(g)	11,077,393	11,077,393

Total Short-Term Investment (Cost $11,077,393)		11,077,393

Total Investments (Cost $224,006,091) —103.3%		317,460,967
Liabilities in excess of other assets — (3.3)%		(10,157,597)

Net Assets — 100.0%		$307,303,370

*	Non-income producing security.

(a)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)).

(b)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

(c)	The security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $10,440,026.

(d)	Less than 0.05% of Net Assets.

(e)	Escrowed rights that are not tradable.

(f)	Bonus rights which entitle the holder to 4 new shares for every 25 old shares exercised.

(g)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012 (See Note 2(h)).

Investment Abbreviations

BS	—	Bearer Shares
MSCI	—	Morgan Stanley Capital International
PC	—	Participation Certificate
PPS	—	Partially Protected Shares
REIT	—	Real Estate Investment Trust
RS	—	Registered Shares
RSP	—	Retirement Savings Plan
SP ADR	—	Sponsored American Depositary Receipt

See Notes to Financial Statements.

20

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Large Cap Core Growth Stock Fund

	Shares	Value($)

Common Stocks (98.1%)
Consumer Discretionary (16.1%)
BorgWarner, Inc.*	8,101	559,860
CBS Corp., Cl B	33,902	1,231,660
Coach, Inc.	14,270	799,405
Comcast Corp., Cl A	21,964	785,652
Home Depot, Inc. (The)	18,943	1,143,589
Las Vegas Sands Corp.	20,433	947,478
Macy’s, Inc.	20,263	762,294
McDonald’s Corp.	9,169	841,256
Priceline.com, Inc.*	1,453	899,015
Ross Stores, Inc.	16,305	1,053,303
Walt Disney Co. (The)	20,430	1,068,081

		10,091,593

Consumer Staples (9.6%)
Colgate-Palmolive Co.	11,460	1,228,741
Costco Wholesale Corp.	12,662	1,267,783
Kraft Foods, Inc., Cl A	26,865	1,110,868
Philip Morris International, Inc.	17,096	1,537,614
Whole Foods Market, Inc.	9,103	886,632

		6,031,638

Energy (11.3%)
Anadarko Petroleum Corp.	12,193	852,535
Chevron Corp.	14,161	1,650,606
EOG Resources, Inc.	6,359	712,526
Exxon Mobil Corp.	19,632	1,795,346
National Oilwell Varco, Inc.	14,883	1,192,277
Occidental Petroleum Corp.	10,304	886,762

		7,090,052

Financials (13.2%)
Allstate Corp. (The)	29,244	1,158,355
American Express Co.	15,495	881,046
Capital One Financial Corp.	18,706	1,066,429
Discover Financial Services	27,656	1,098,773
Fifth Third Bancorp	65,899	1,022,093
JPMorgan Chase & Co.	24,478	990,869
Moody’s Corp.	23,398	1,033,490
U.S. Bancorp	28,604	981,117

		8,232,172

Health Care (13.3%)
Abbott Laboratories	16,720	1,146,323
Allergan, Inc.	11,104	1,016,904
Baxter International, Inc.	16,871	1,016,647
Cerner Corp.*	16,526	1,279,278
Mylan, Inc.*	53,917	1,315,575
Pfizer, Inc.	49,011	1,217,923
UnitedHealth Group, Inc.	24,025	1,331,225

		8,323,875

	Shares	Value($)

Industrials (11.6%)
Boeing Co. (The)	13,835	963,193
Caterpillar, Inc.	7,775	668,961
Cummins, Inc.	8,091	746,071
Deere & Co.	11,480	946,985
Honeywell International, Inc.	18,082	1,080,400
Norfolk Southern Corp.	13,751	874,976
Tyco International Ltd.	18,854	1,060,726
W.W. Grainger, Inc.	4,273	890,365

		7,231,677

Information Technology (17.7%)
Analog Devices, Inc.	19,818	776,667
Apple, Inc.	4,989	3,328,960
Google, Inc., Cl A*	2,113	1,594,259
International Business Machines Corp.	8,984	1,863,731
MasterCard, Inc., Cl A	2,575	1,162,561
Microsoft Corp.	40,726	1,212,820
Teradata Corp.*	15,399	1,161,239

		11,100,237

Materials (3.5%)
E.I. du Pont de Nemours & Co.	20,825	1,046,873
PPG Industries, Inc.	10,077	1,157,242

		2,204,115

Telecommunication Services (1.8%)
AT&T, Inc.	29,770	1,122,329

Total Common Stocks (Cost $47,756,970)		61,427,688

Money Market Fund (2.0%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.21%(a)	1,252,588	1,252,588

Total Money Market Fund (Cost $1,252,588)		1,252,588

Total Investments (Cost $49,009,558) — 100.1%		62,680,276
Liabilities in excess of other assets — (0.1)%		(42,546)

Net Assets — 100.0%		$62,637,730

*	Non-income producing security.

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

See Notes to Financial Statements.

21

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Large Cap Growth Stock Fund

	Shares	Value($)

Common Stocks (99.1%)
Consumer Discretionary (17.4%)
Amazon.com, Inc.*	26,944	6,852,398
BorgWarner, Inc.*	44,674	3,087,420
Chipotle Mexican Grill, Inc.*	5,885	1,868,723
Coach, Inc.	72,289	4,049,630
Las Vegas Sands Corp.	81,925	3,798,862
Macy’s, Inc.	98,967	3,723,138
Priceline.com, Inc.*	6,509	4,027,313
Scripps Networks Interactive, Cl A	76,269	4,669,951
Starbucks Corp.	63,480	3,221,610
Under Armour, Inc., Cl A*(a)	53,131	2,966,304
VF Corp.	17,247	2,748,482
Viacom, Inc., Cl B	51,666	2,768,781
Yum! Brands, Inc.	67,893	4,504,022

		48,286,634

Consumer Staples (8.4%)
Colgate-Palmolive Co.	45,131	4,838,946
Estee Lauder Cos., Inc. (The), Cl A	69,356	4,270,249
Monster Beverage Corp.*	64,357	3,485,575
Philip Morris International, Inc.	118,689	10,674,889

		23,269,659

Energy (6.4%)
Cameron International Corp.*	69,065	3,872,475
EOG Resources, Inc.	36,781	4,121,311
National Oilwell Varco, Inc.	36,566	2,929,302
Schlumberger Ltd.	92,683	6,703,761

		17,626,849

Financials (2.8%)
Capital One Financial Corp.	67,675	3,858,152
T. Rowe Price Group, Inc.	61,920	3,919,536

		7,777,688

Health Care (13.2%)
Alexion Pharmaceuticals, Inc.*	52,573	6,014,351
Allergan, Inc.	51,444	4,711,241
Biogen Idec, Inc.*	28,647	4,274,992
Cerner Corp.*	62,378	4,828,681
Express Scripts Holding Co.*	94,413	5,916,863
Hospira, Inc.*	50,657	1,662,563
Intuitive Surgical, Inc.*	10,255	5,082,686
Mylan, Inc.*	162,278	3,959,583

		36,450,960

	Shares	Value($)

Industrials (11.4%)
BE Aerospace, Inc.*	75,596	3,182,592
Fluor Corp.	56,699	3,191,020
Honeywell International, Inc.	109,184	6,523,744
J.B. Hunt Transport Services, Inc.	49,287	2,564,895
Joy Global, Inc.	20,379	1,142,447
Precision Castparts Corp.	28,439	4,645,226
Textron, Inc.	53,869	1,409,752
Union Pacific Corp.	30,934	3,671,866
United Parcel Service, Inc., Cl B	73,613	5,268,482

		31,600,024

Information Technology (37.5%)
Analog Devices, Inc.	69,358	2,718,140
Apple, Inc.	42,313	28,233,772
ARM Holdings PLC SP ADR	150,352	4,206,849
ASML Holding NV NYS	54,950	2,949,716
Baidu, Inc. SP ADR*	27,779	3,245,143
Broadcom Corp., Cl A*	93,383	3,229,184
Citrix Systems, Inc.*	27,678	2,119,305
Cognizant Technology Solutions Corp., Cl A*	42,917	3,000,757
EMC Corp.*	217,557	5,932,779
F5 Networks, Inc.*	34,730	3,636,231
Google, Inc., Cl A*	15,030	11,340,135
NetApp, Inc.*	97,563	3,207,871
Nuance Communications, Inc.*	91,277	2,271,885
Oracle Corp.	273,174	8,602,249
QUALCOMM, Inc.	117,315	7,331,014
Red Hat, Inc.*	36,844	2,097,897
Salesforce.com, Inc.*	18,708	2,856,525
VeriFone Systems, Inc.*	59,779	1,664,845
Visa, Inc., Cl A	38,859	5,217,987

		103,862,284

Materials (2.0%)
Praxair, Inc.	53,098	5,515,820

Total Common Stocks (Cost $153,024,320)		274,389,918

Short-Term Investment (1.1%)
RidgeWorth Funds Securities Lending Joint Account(b)	2,973,413	2,973,413

Total Short-Term Investment (Cost $2,973,413)		2,973,413

See Notes to Financial Statements.

22

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Large Cap Growth Stock Fund — concluded

	Shares	Value($)

Money Market Fund (1.1%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.21%(c)	2,987,432	2,987,432

Total Money Market Fund (Cost $2,987,432)		2,987,432

Total Investments (Cost $158,985,165) — 101.3%		280,350,763
Liabilities in excess of other assets — (1.3)%		(3,572,927)

Net Assets — 100.0%		$276,777,836

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $2,908,590.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012 (See Note 2(h)).

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

Investment Abbreviations

NYS	—	New York Registered Shares
SP ADR	—	Sponsored American Depositary Receipt

See Notes to Financial Statements.

23

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Large Cap Value Equity Fund

	Shares	Value($)

Common Stocks (98.0%)
Consumer Discretionary (8.0%)
Comcast Corp., Cl A	655,601	23,450,848
Hasbro, Inc.(a)	281,477	10,743,977
Honda Motor Co. Ltd. SP ADR	178,258	5,508,172
International Game Technology	841,418	11,014,162
Johnson Controls, Inc.	1,242,550	34,045,870
Kohl’s Corp.	162,700	8,333,494
Lowe’s Cos., Inc.	919,300	27,799,632
Viacom, Inc., Cl B	168,950	9,054,030
Walt Disney Co. (The)	171,750	8,979,090

		138,929,275

Consumer Staples (7.4%)
Campbell Soup Co.(a)	484,900	16,884,218
ConAgra Foods, Inc.	978,024	26,983,682
Kellogg Co.	252,650	13,051,899
Molson Coors Brewing Co., Cl B	294,550	13,269,478
PepsiCo, Inc.	238,059	16,847,435
Procter & Gamble Co. (The)	592,700	41,109,672

		128,146,384

Energy (14.6%)
Baker Hughes, Inc.	644,600	29,155,258
Chevron Corp.	476,400	55,529,184
ConocoPhillips	602,107	34,428,478
Exxon Mobil Corp.	488,600	44,682,470
National Oilwell Varco, Inc.	163,600	13,105,996
Occidental Petroleum Corp.	554,500	47,720,270
Phillips 66	279,309	12,951,559
QEP Resources, Inc.	556,158	17,607,962

		255,181,177

Financials (18.5%)
Ameriprise Financial, Inc.	233,900	13,259,791
Aon PLC	444,650	23,250,748
BlackRock, Inc.	91,400	16,296,620
Comerica, Inc.	582,600	18,089,730
Franklin Resources, Inc.	181,450	22,693,952
JPMorgan Chase & Co.	1,282,716	51,924,344
MetLife, Inc.	726,050	25,019,683
Northern Trust Corp.	371,408	17,238,902
Progressive Corp. (The)	915,250	18,982,285
Prudential Financial, Inc.	233,501	12,728,140
Realty Income Corp. REIT(a)	307,300	12,565,497
Travelers Cos., Inc. (The)	271,750	18,549,655
U.S. Bancorp	873,250	29,952,475
Wells Fargo & Co.	1,217,600	42,043,728

		322,595,550

	Shares	Value($)

Health Care (10.3%)
Agilent Technologies, Inc.	510,500	19,628,725
Baxter International, Inc.	145,500	8,767,830
Cigna Corp.	1,083,331	51,100,723
Johnson & Johnson	367,450	25,320,980
Medtronic, Inc.	299,250	12,903,660
Merck & Co., Inc.	591,750	26,687,925
Pfizer, Inc.	1,439,950	35,782,757

		180,192,600

Industrials (18.8%)
ABB Ltd. SP ADR*	767,050	14,343,835
Caterpillar, Inc.	192,550	16,567,002
Cummins, Inc.	284,050	26,192,251
Eaton Corp.(a)	722,100	34,126,446
Emerson Electric Co.	203,800	9,837,426
Expeditors International of Washington, Inc.	481,000	17,489,160
Flowserve Corp.	100,227	12,802,997
General Electric Co.	1,870,750	42,484,732
Joy Global, Inc.	521,050	29,210,063
Pentair, Inc.(a)	221,800	9,872,318
Republic Services, Inc.	622,700	17,130,477
Rockwell Automation, Inc.	277,000	19,265,350
Rockwell Collins, Inc.	198,300	10,636,812
Stanley Black & Decker, Inc.	352,150	26,851,437
Tyco International Ltd.	226,049	12,717,517
Union Pacific Corp.	87,200	10,350,640
United Technologies Corp.	234,600	18,366,834

		328,245,297

Information Technology (10.2%)
Broadcom Corp., Cl A*	862,900	29,839,082
Cisco Systems, Inc.	2,243,150	42,821,733
Corning, Inc.	1,552,450	20,414,717
Intel Corp.	774,200	17,558,856
Microsoft Corp.	858,800	25,575,064
Motorola Solutions, Inc.	110,250	5,573,138
SAIC, Inc.	794,800	9,569,392
Texas Instruments, Inc.	956,700	26,357,085

		177,709,067

Materials (4.1%)
Air Products & Chemicals, Inc.	346,541	28,658,941
Allegheny Technologies, Inc.	591,450	18,867,255
Ashland, Inc.	174,350	12,483,460
Celanese Corp., Cl A	276,850	10,495,383

		70,505,039

Telecommunication Services (3.1%)
AT&T, Inc.	932,200	35,143,940
Verizon Communications, Inc.	424,850	19,360,415

		54,504,355

See Notes to Financial Statements.

24

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Large Cap Value Equity Fund — concluded

	Shares	Value($)

Utilities (3.0%)
NextEra Energy, Inc.	142,900	10,050,157
PPL Corp.	1,424,750	41,388,988

		51,439,145

Total Common Stocks (Cost $1,453,746,942)		1,707,447,889

Short-Term Investment (3.5%)
RidgeWorth Funds Securities Lending Joint Account(b)	61,504,713	61,504,713

Total Short-Term Investment (Cost $61,504,713)		61,504,713

Money Market Fund (2.5%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.21%(c)	43,803,039	43,803,039

Total Money Market Fund (Cost $43,803,039)		43,803,039

Shares	Value($)

Total Investments (Cost $1,559,054,694) — 104.0%	1,812,755,641
Liabilities in excess of other assets — (4.0)%	(69,430,206)

Net Assets — 100.0%	$1,743,325,435

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $60,104,648.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012 (See Note 2(h)).

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

Investment Abbreviations

REIT	—	Real Estate Investment Trust
SP ADR	—	Sponsored American Depositary Receipt

See Notes to Financial Statements.

25

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Mid-Cap Value Equity Fund

	Shares	Value ($)

Common Stocks (97.2%)
Consumer Discretionary (7.4%)
Abercrombie & Fitch Co., Cl A	550,000	18,656,000
Hasbro, Inc.(a)	500,000	19,085,000
International Game Technology	2,775,000	36,324,750
Johnson Controls, Inc.	1,850,000	50,690,000
Whirlpool Corp.	254,000	21,059,140
Williams-Sonoma, Inc.	250,000	10,992,500

		156,807,390

Consumer Staples (3.9%)
ConAgra Foods, Inc.	1,550,000	42,764,500
Kellogg Co.	425,000	21,955,500
Molson Coors Brewing Co., Cl B	425,000	19,146,250

		83,866,250

Energy (11.0%)
Baker Hughes, Inc.	950,000	42,968,500
CARBO Ceramics, Inc.(a)	450,000	28,314,000
Noble Energy, Inc.	600,000	55,626,000
QEP Resources, Inc.	1,700,000	53,822,000
SM Energy Co.	410,000	22,185,100
Tidewater, Inc.	650,000	31,544,500

		234,460,100

Financials (21.6%)
AllianceBernstein Holding LP(a)	1,850,000	28,508,500
American Realty Capital Trust, Inc.	1,525,000	17,888,250
Ameriprise Financial, Inc.	450,000	25,510,500
Aon PLC	600,000	31,374,000
Comerica, Inc.	870,300	27,022,815
Fifth Third Bancorp	1,374,000	21,310,740
Hancock Holding Co.	775,000	23,986,250
Hanover Insurance Group, Inc. (The)	1,000,000	37,260,000
Hartford Financial Services Group, Inc. (The)	1,720,000	33,436,800
Lazard Ltd., Cl A	2,130,800	62,283,284
MB Financial, Inc.	970,000	19,157,500
Mid-America Apartment Communities, Inc. REIT	283,000	18,482,730
Progressive Corp. (The)	2,025,000	41,998,500
Raymond James Financial, Inc.	1,090,000	39,948,500
Regions Financial Corp.	4,450,000	32,084,500

		460,252,869

	Shares	Value ($)

Health Care (10.1%)
Agilent Technologies, Inc.	600,000	23,070,000
Cigna Corp.	1,750,000	82,547,500
St Jude Medical, Inc.	1,710,000	72,042,300
STERIS Corp.	1,076,200	38,172,814

		215,832,614

Industrials (18.8%)
Con-way, Inc.	850,000	23,264,500
Crane Co.	620,000	24,756,600
Cummins, Inc.	360,000	33,195,600
Dover Corp.	183,900	10,940,211
Eaton Corp.(a)	925,000	43,715,500
Expeditors International of Washington, Inc.	540,000	19,634,400
Flowserve Corp.	120,000	15,328,800
Harsco Corp.	900,000	18,477,000
Herman Miller, Inc.	351,000	6,823,440
Interface, Inc.	750,000	9,907,500
Joy Global, Inc.	1,165,000	65,309,900
Manitowoc Co., Inc. (The)(a)	950,000	12,673,000
Pentair, Inc.(a)	450,000	20,029,500
Republic Services, Inc.	360,000	9,903,600
Rockwell Automation, Inc.	700,000	48,685,000
SPX Corp.	350,000	22,893,500
Stanley Black & Decker, Inc.	210,000	16,012,500

		401,550,551

Information Technology (8.7%)
Broadcom Corp., Cl A*	1,000,000	34,580,000
Corning, Inc.	3,200,000	42,080,000
Intersil Corp., Cl A	6,800,000	59,500,000
Motorola Solutions, Inc.	425,000	21,483,750
SAIC, Inc.	2,225,000	26,789,000

		184,432,750

Materials (10.6%)
Air Products & Chemicals, Inc.	325,000	26,877,500
Allegheny Technologies, Inc.	1,500,000	47,850,000
Ashland, Inc.	465,000	33,294,000
Cabot Corp.	1,586,300	58,010,991
Celanese Corp., Cl A	635,000	24,072,850
Scotts Miracle-Gro Co. (The), Cl A*(a)	471,000	20,474,370
Sealed Air Corp.	1,000,000	15,460,000

		226,039,711

Telecommunication Services (1.0%)
Windstream Corp.(a)	2,125,000	21,483,750

See Notes to Financial Statements.

26

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Mid-Cap Value Equity Fund — concluded

	Shares	Value ($)

Utilities (4.1%)
CenterPoint Energy, Inc.	1,225,000	26,092,500
NRG Energy, Inc.	1,300,000	27,807,000
PPL Corp.	1,150,000	33,407,500

		87,307,000

Total Common Stocks (Cost $1,942,940,230)		2,072,032,985

Short-Term Investment (6.7%)
RidgeWorth Funds Securities Lending Joint Account(b)	143,834,756	143,834,756

Total Short-Term Investment (Cost $143,834,756)		143,834,756

Money Market Fund (2.9%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.21%(c)	61,472,413	61,472,413

Total Money Market Fund (Cost $61,472,413)		61,472,413

Shares	Value ($)

Total Investments (Cost $2,148,247,399) — 106.8%	2,277,340,154
Liabilities in excess of other assets — (6.8)%	(145,017,817)

Net Assets — 100.0%	$2,132,322,337

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $140,147,990.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012 (See Note 2(h)).

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

Investment Abbreviations

REIT	—	Real Estate Investment Trust
LP	—	Limited Partnership

See Notes to Financial Statements.

27

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Select Large Cap Growth Stock Fund

	Shares	Value ($)

Common Stocks (95.8%)
Consumer Discretionary (13.5%)
Amazon.com, Inc.*	3,285	835,441
BorgWarner, Inc.*	10,364	716,256
Las Vegas Sands Corp.	27,792	1,288,715
Macy’s, Inc.	27,491	1,034,211
Priceline.com, Inc.*	1,402	867,460
VF Corp.	5,166	823,254

		5,565,337

Consumer Staples (13.2%)
Estee Lauder Cos., Inc. (The), Cl A	16,021	986,413
Mead Johnson Nutrition Co.	12,507	916,513
Monster Beverage Corp.*	17,941	971,685
Philip Morris International, Inc.	17,508	1,574,669
Whole Foods Market, Inc.	10,386	1,011,596

		5,460,876

Energy (9.7%)
Apache Corp.	8,592	742,950
Cameron International Corp.*	20,757	1,163,845
EOG Resources, Inc.	7,385	827,489
Halliburton Co.	11,908	401,181
Occidental Petroleum Corp.	10,125	871,358

		4,006,823

Financials (2.4%)
American Express Co.	10,170	578,266
Capital One Financial Corp.	7,259	413,836

		992,102

Health Care (16.1%)
Agilent Technologies, Inc.	23,749	913,149
Alexion Pharmaceuticals, Inc.*	12,324	1,409,866
Allergan, Inc.	9,854	902,429
Biogen Idec, Inc.*	2,573	383,969
Cerner Corp.*	8,186	633,678
Express Scripts Holding Co.*	19,912	1,247,885
Intuitive Surgical, Inc.*	2,395	1,187,034

		6,678,010

Industrials (5.4%)
Precision Castparts Corp.	6,525	1,065,793
W.W. Grainger, Inc.	5,543	1,154,995

		2,220,788

Information Technology (34.1%)
Analog Devices, Inc.	28,895	1,132,395
Apple, Inc.	5,809	3,876,113
ARM Holdings PLC SP ADR	24,357	681,509
ASML Holding NV NYS	19,837	1,064,850
Baidu, Inc. SP ADR*	4,898	572,184
F5 Networks, Inc.*	8,129	851,106

	Shares	Value ($)

Information Technology—continued
Google, Inc., Cl A*	2,739	2,066,576
NetApp, Inc.*	18,055	593,648
QUALCOMM, Inc.	12,570	785,499
Teradata Corp.*	16,306	1,229,636
Visa, Inc., Cl A	9,088	1,220,337

		14,073,853

Materials (1.4%)
Praxair, Inc.	5,749	597,206

Total Common Stocks (Cost $29,860,359)		39,594,995

Money Market Fund (0.8%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.21%(a)	324,446	324,446

Total Money Market Fund (Cost $324,446)		324,446

Total Investments (Cost $30,184,805) — 96.6%		39,919,441
Other assets in excess of liabilities — 3.4%		1,396,409

Net Assets — 100.0%		$41,315,850

*	Non-income producing security.

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

Investment Abbreviations

NYS	—	New York Registered Shares
SP ADR	—	Sponsored American Depositary Receipt

See Notes to Financial Statements.

28

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Small Cap Growth Stock Fund

	Shares	Value ($)

Common Stocks (97.5%)
Consumer Discretionary (16.2%)
Asbury Automotive Group, Inc.*	75,113	2,099,408
Ascena Retail Group, Inc.*	84,135	1,804,696
Body Central Corp.*	94,310	985,539
Buffalo Wild Wings, Inc.*	29,554	2,533,960
Chico’s FAS, Inc.	133,466	2,417,069
Cooper Tire & Rubber Co.	99,054	1,899,856
Crocs, Inc.*	106,064	1,719,297
Domino’s Pizza, Inc.	59,066	2,226,788
DSW, Inc., Cl A	32,750	2,185,080
Hibbett Sports, Inc.*	34,189	2,032,536
HSN, Inc.	44,598	2,187,532
Life Time Fitness, Inc.*	61,417	2,809,214
Lions Gate Entertainment Corp.*	125,865	1,921,958
Lithia Motors, Inc., Cl A	61,496	2,048,432
Makemytrip Ltd.*(a)	23,398	398,468
Modine Manufacturing Co.*	115,849	854,966
Multimedia Games Holding Co., Inc.*	51,282	806,666
Ryland Group, Inc. (The)	77,766	2,332,980
Sonic Automotive, Inc., Cl A	129,121	2,450,717
Steven Madden Ltd.*	65,209	2,850,937
Vitamin Shoppe, Inc.*	13,766	802,833
Warnaco Group, Inc. (The)*	43,162	2,240,108

		41,609,040

Consumer Staples (2.8%)
Hain Celestial Group, Inc. (The)*	44,316	2,791,908
Nu Skin Enterprises, Inc., Cl A	37,878	1,470,803
United Natural Foods, Inc.*	50,789	2,968,617

		7,231,328

Energy (6.8%)
Basic Energy Services, Inc.*(a)	123,782	1,388,834
Gulfport Energy Corp.*	89,043	2,783,484
Halcon Resources Corp.*	253,178	1,855,795
Hornbeck Offshore Services, Inc.*	45,220	1,657,313
Kodiak Oil & Gas Corp.*	329,027	3,079,693
Lufkin Industries, Inc.	44,177	2,377,606
Mitcham Industries, Inc.*	77,378	1,232,631
Stone Energy Corp.*	61,873	1,554,250
World Fuel Services Corp.	44,617	1,588,811

		17,518,417

Financials (6.0%)
Cardtronics, Inc.*	72,248	2,151,545
Cathay General Bancorp	102,660	1,771,912
Encore Capital Group, Inc.*	113,507	3,207,708

	Shares	Value ($)

Financials—continued
Portfolio Recovery Associates, Inc.*	28,064	2,930,723
Stifel Financial Corp.*	81,546	2,739,946
World Acceptance Corp.*(a)	37,084	2,501,316

		15,303,150

Health Care (17.0%)
ABIOMED, Inc.*(a)	86,657	1,818,930
Acadia Healthcare Co., Inc.*	99,751	2,379,061
Air Methods Corp.*	15,699	1,873,990
AVANIR Pharmaceuticals, Inc.*(a)	381,885	1,222,032
Cubist Pharmaceuticals, Inc.*	80,754	3,850,351
Endologix, Inc.*	145,588	2,012,026
Exelixis, Inc.*(a)	254,616	1,227,249
HealthSouth Corp.*	77,620	1,867,537
HeartWare International, Inc.*	20,607	1,947,156
HMS Holdings Corp.*	98,531	3,293,891
ICON PLC SP ADR*	91,611	2,232,560
Impax Laboratories, Inc.*	93,593	2,429,674
Incyte Corp. Ltd.*(a)	56,130	1,013,147
Medicines Co. (The)*	98,712	2,547,757
Medicis Pharmaceutical Corp., Cl A	31,260	1,352,620
Medidata Solutions, Inc.*	55,983	2,323,295
Neogen Corp.*	28,967	1,236,891
NPS Pharmaceuticals, Inc.*	179,120	1,656,860
NuVasive, Inc.*	68,831	1,576,918
Questcor Pharmaceuticals, Inc.*(a)	59,571	1,102,064
Seattle Genetics, Inc.*(a)	46,486	1,252,798
Team Health Holdings, Inc.*	71,595	1,942,372
Vivus, Inc.*(a)	27,122	483,314
Vocera Communications, Inc.*	34,740	1,073,813

		43,716,306

Industrials (16.0%)
AAR Corp.	138,932	2,281,263
Acacia Research—Acacia Technologies*	90,086	2,469,257
Alaska Air Group, Inc.*	75,870	2,660,002
Corporate Executive Board Co. (The)	60,049	3,220,428
H&E Equipment Services, Inc.	127,873	1,549,821
Hexcel Corp.*	90,874	2,182,794
Hub Group, Inc., Cl A*	55,651	1,651,722
InnerWorkings, Inc.*(a)	140,913	1,834,687
Kforce, Inc.*	113,139	1,333,909
MasTec, Inc.*	134,252	2,644,764
Mistras Group, Inc.*	97,943	2,272,278
MYR Group, Inc.*	127,458	2,542,787

See Notes to Financial Statements.

29

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Small Cap Growth Stock Fund — concluded

	Shares	Value ($)

Industrials—continued
Polypore International, Inc.*(a)	25,889	915,176
Powell Industries, Inc.*	24,922	963,734
Raven Industries, Inc.	41,467	1,220,374
Ryder System, Inc.	20,322	793,777
Terex Corp.*	95,583	2,158,264
Titan Machinery, Inc.*	77,084	1,563,264
Triumph Group, Inc.	35,444	2,216,313
TrueBlue, Inc.*	82,334	1,294,290
Valmont Industries, Inc.	10,395	1,366,943
Woodward, Inc.	56,000	1,902,880

		41,038,727

Information Technology (25.6%)
Aruba Networks, Inc.*(a)	145,139	3,263,450
Aspen Technology, Inc.*	98,915	2,556,953
Bottomline Technologies, Inc.*	78,825	1,946,189
BroadSoft, Inc.*(a)	72,625	2,979,077
Cavium, Inc.*(a)	49,772	1,658,901
Cirrus Logic, Inc.*	100,648	3,863,877
CommVault Systems, Inc.*	29,618	1,738,577
Cymer, Inc.*	24,802	1,266,390
Euronet Worldwide, Inc.*	144,078	2,707,226
ExactTarget, Inc.*	67,443	1,633,469
Fusion-io, Inc.*	25,934	785,022
Heartland Payment Systems, Inc.	85,804	2,718,271
Infoblox, Inc.*	60,723	1,411,810
InterDigital, Inc.(a)	18,360	684,461
Jive Software, Inc.*(a)	103,153	1,620,534
Keynote Systems, Inc.	70,489	1,020,681
NETGEAR, Inc.*	73,247	2,793,641
NetSuite, Inc.*	44,533	2,841,205
OpenTable, Inc.*(a)	40,114	1,668,742
OPNET Technologies, Inc.	59,124	2,014,355
Procera Networks, Inc.*	68,371	1,606,719
PROS Holdings, Inc.*	54,028	1,030,314
QLIK Technologies, Inc.*	124,339	2,786,437
Semtech Corp.*	136,235	3,426,310
ServiceSource International, Inc.*(a)	95,728	982,169
SolarWinds, Inc.*	20,957	1,168,143
Sourcefire, Inc.*	74,064	3,631,358
Stratasys, Inc.*(a)	51,771	2,816,342
Tangoe, Inc.*	90,203	1,184,365
Trulia, Inc.*	2,097	44,918
Ultimate Software Group, Inc.*	44,944	4,588,782
Universal Display Corp.*(a)	41,301	1,419,928

		65,858,616

Materials (4.9%)
Buckeye Technologies, Inc.	68,424	2,193,674

	Shares	Value ($)

Materials—continued
Flotek Industries, Inc.*(a)	165,859	2,101,434
Haynes International, Inc.	37,807	1,971,635
HB Fuller Co.	49,215	1,509,916
LSB Industries, Inc.*	42,875	1,880,926
PolyOne Corp.	45,924	760,961
Zagg, Inc.*(a)	257,995	2,200,697

		12,619,243

Telecommunication Services (2.2%)
8x8, Inc.*(a)	490,598	3,218,323
Cogent Communications Group, Inc.	102,609	2,358,981

		5,577,304

Total Common Stocks (Cost $204,710,434)		250,472,131

Short-Term Investment (10.9%)
RidgeWorth Funds Securities Lending Joint Account(b)	28,075,894	28,075,894

Total Short-Term Investment (Cost $28,075,894)		28,075,894

Money Market Fund (0.8%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.21%(c)	1,938,637	1,938,637

Total Money Market Fund (Cost $1,938,637)		1,938,637

Total Investments (Cost $234,724,965) — 109.2%		280,486,662
Liabilities in excess of other assets — (9.2)%		(23,603,545)

Net Assets — 100.0%		$256,883,117

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $27,205,229.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012 (See Note 2(h)).

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

Investment Abbreviations

SP ADR — Sponsored American Depositary Receipt

See Notes to Financial Statements.

30

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Small Cap Value Equity Fund

	Shares	Value($)

Common Stocks (95.5%)
Consumer Discretionary (16.9%)
Arcos Dorados Holdings, Inc., Cl A	2,388,300	36,851,469
Brunswick Corp.	603,200	13,650,416
Destination Maternity Corp.	170,029	3,179,542
Einstein Noah Restaurant Group, Inc.	197,400	3,492,006
Gafisa SA ADR*	761,500	3,327,755
Guess?, Inc.	1,000,854	25,441,709
HSN, Inc.	1,056,800	51,836,040
Lithia Motors, Inc., Cl A	302,800	10,086,268
Meredith Corp.	409,800	14,343,000
NutriSystem, Inc.	761,150	8,014,910
Sonic Automotive, Inc., Cl A	815,200	15,472,496
Sotheby’s	1,087,300	34,249,950
Thor Industries, Inc.	599,800	21,784,736

		241,730,297

Consumer Staples (1.9%)
WD-40 Co.	532,550	28,033,432

Energy (6.8%)
Berry Petroleum Co., Cl A	543,600	22,086,468
Bristow Group, Inc.	601,900	30,426,045
CARBO Ceramics, Inc.	447,400	28,150,408
Patterson-UTI Energy, Inc.	1,061,100	16,807,824

		97,470,745

Financials (21.9%)
American Realty Capital Trust, Inc.	2,652,100	31,109,133
Banco Latinoamericano de Expectaciones SA, Cl E	259,050	5,722,415
Bank of Hawaii Corp.	105,400	4,808,348
Campus Crest Communities, Inc. REIT	729,100	7,874,280
Cash America International, Inc.	809,350	31,216,629
E-House China Holdings Ltd. ADS	336,900	1,441,932
Evercore Partners, Inc., Cl A	453,150	12,235,050
Hancock Holding Co.	696,074	21,543,490
Hanover Insurance Group, Inc. (The)	720,750	26,855,145
HCC Insurance Holdings, Inc.	1,116,400	37,834,796
Horace Mann Educators Corp.	559,900	10,139,789
JMP Group, Inc.	629,700	3,457,053
Lazard Ltd., Cl A	172,700	5,048,021
Mid-America Apartment Communities, Inc. REIT	155,200	10,136,112

	Shares	Value($)

Financials—continued
Monmouth Real Estate Investment Corp., Cl A REIT	111,000	1,242,090
National Retail Properties, Inc. REIT	469,150	14,309,075
Oppenheimer Holdings, Inc., Cl A	217,300	3,465,935
Protective Life Corp.	577,100	15,125,791
StanCorp Financial Group, Inc.	876,000	27,366,240
Starwood Property Trust, Inc. REIT	491,100	11,427,897
Tower Group, Inc.	288,250	5,589,168
Trust Co Bank Corp. NY	384,300	2,198,196
UMB Financial Corp.	478,950	23,315,286

		313,461,871

Health Care (4.9%)
Cooper Cos., Inc. (The)	121,396	11,467,066
Ensign Group, Inc.	323,700	9,906,839
Landauer, Inc.	169,100	10,098,652
STERIS Corp.	552,357	19,592,103
Teleflex, Inc.	287,100	19,763,964

		70,828,624

Industrials (29.1%)
A.O. Smith Corp.	1,080,375	62,164,777
ABM Industries, Inc.	613,000	11,604,090
Brink’s Co. (The)	485,700	12,477,633
China Yuchai International Ltd.	132,600	1,690,650
Copa Holdings SA, Cl A	367,207	29,842,913
Corrections Corp. of America	490,900	16,420,605
Crane Co.	260,900	10,417,737
EMCOR Group, Inc.	277,700	7,925,558
Great Lakes Dredge & Dock Corp.	624,400	4,807,880
Grupo Aeroportuario del Pacifico SA de CV SP ADR	261,476	11,321,911
Grupo Aeroportuario del Sureste SAB de CV ADR	68,800	6,095,680
Harsco Corp.	513,200	10,535,996
Herman Miller, Inc.	595,500	11,576,520
Interface, Inc.	2,348,771	31,027,265
Knoll, Inc.	88,300	1,231,785
Lennox International, Inc.	582,800	28,184,208
Manpower, Inc.	104,700	3,852,960
Mine Safety Appliances Co.	421,900	15,724,213
Nordson Corp.	172,800	10,129,536
Progressive Waste Solutions Ltd.	1,873,224	38,532,218

See Notes to Financial Statements.

31

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Small Cap Value Equity Fund — concluded

	Shares	Value($)

Industrials—continued
Ritchie Bros Auctioneers, Inc.	316,000	6,076,680
Ryder System, Inc.	202,900	7,925,274
Snap-on, Inc.	467,350	33,588,444
Tennant Co.	147,400	6,311,668
UTi Worldwide, Inc.	642,200	8,650,434
Viad Corp.	576,000	12,015,360
Watsco, Inc.	228,600	17,325,594

		417,457,589

Information Technology (5.5%)
Aixtron AG SP ADR	1,435,020	18,970,964
Black Box Corp.	232,150	5,922,147
Booz Allen Hamilton Holding Corp.	751,500	10,408,275
DST Systems, Inc.	147,300	8,331,288
FLIR Systems, Inc.	235,200	4,698,120
Intersil Corp., Cl A	2,030,040	17,762,850
Plantronics, Inc.	378,550	13,374,171

		79,467,815

Materials (7.5%)
A. Schulman, Inc.	473,300	11,274,006
Buckeye Technologies, Inc.	387,300	12,416,838
Cabot Corp.	460,200	16,829,514
Carpenter Technology Corp.	290,800	15,214,656
Compass Minerals International, Inc.	63,400	4,729,006
Globe Specialty Metals, Inc.	707,600	10,769,672
Haynes International, Inc.	165,900	8,651,685
Olin Corp.	798,400	17,349,232
Sensient Technologies Corp.	269,065	9,890,829

		107,125,438

	Shares	Value($)

Utilities (1.0%)
Avista Corp.	272,450	7,012,863
California Water Service Group	421,500	7,860,975

		14,873,838

Total Common Stocks (Cost $1,252,333,360)		1,370,449,649

Money Market Fund (4.5%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.21%(a)	64,249,714	64,249,714

Total Money Market Fund (Cost $64,249,714)		64,249,714

Total Investments (Cost $1,316,583,074) — 100.0%		1,434,699,363
Liabilities in excess of other assets — (0.0)%(b)		(550,370)

Net Assets — 100.0%		$1,434,148,993

*	Non-income producing security.

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

(b)	Less than 0.05% of Net Assets.

Investment Abbreviations

ADR	—	American Depositary Receipt
ADS	—	American Depositary Shares
REIT	—	Real Estate Investment Trust
SP ADR	—	Sponsored American Depositary Receipt

See Notes to Financial Statements.

32

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Aggressive Growth Allocation Strategy

	Shares	Value($)

Equity Funds (65.5%)(a)
RidgeWorth Aggressive Growth Stock Fund*	32,214	472,574
RidgeWorth International Equity Fund	116,845	1,239,728
RidgeWorth International Equity Index Fund	3,236	37,015
RidgeWorth Large Cap Core Growth Stock Fund	3,489	52,298
RidgeWorth Large Cap Growth Stock Fund*	271,834	3,484,913
RidgeWorth Large Cap Value Equity Fund	307,526	4,299,209
RidgeWorth Mid-Cap Value Equity Fund	162,991	1,827,125
RidgeWorth Select Large Cap Growth Stock Fund*	62,928	2,094,858
RidgeWorth Small Cap Growth Stock Fund*	53,935	947,629
RidgeWorth Small Cap Value Equity Fund	66,563	905,258

Total Equity Funds (Cost $11,840,422)		15,360,607

Fixed Income Funds (17.5%)(a)
RidgeWorth Corporate Bond Fund	35,977	350,773
RidgeWorth High Income Fund	34,426	242,013
RidgeWorth Intermediate Bond Fund	117,636	1,252,821
RidgeWorth Seix Floating Rate High Income Fund	8,568	76,509
RidgeWorth Seix High Yield Fund	25,606	254,272
RidgeWorth Total Return Bond Fund	155,478	1,724,256
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	20,384	207,912

Total Fixed Income Funds (Cost $4,093,485)		4,108,556

Exchange Traded Funds (14.8%)
Consumer Discretionary Select Sector SPDR Fund	1,181	55,235
Consumer Staples Select Sector SPDR Fund	1,015	36,367
Energy Select Sector SPDR Fund	891	65,471
Financial Select Sector SPDR Fund	4,619	72,056

	Shares	Value($)

Exchange Traded Funds—continued
Health Care Select Sector SPDR Fund	1,761	70,634
Industrial Select Sector SPDR Fund	1,500	54,810
iShares Barclays 20+ Year Treasury Bond Fund	877	108,950
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	29	3,531
iShares Dow Jones U.S. Real Estate Index Fund	5,928	381,704
iShares MSCI Emerging Markets Index Fund	9,924	410,060
iShares Russell 2000 Index Fund	311	25,956
iShares S&P 500 Index Fund	11,321	1,634,752
Market Vectors Gold Miners Fund	7,455	400,408
Materials Select Sector SPDR Fund	571	20,996
Technology Select Sector SPDR Fund	4,132	127,390
Utilities Select Sector SPDR Fund	116	4,222

Total Exchange Traded Funds (Cost $3,082,259)		3,472,542

Money Market Fund (2.0%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	481,757	481,757

Total Money Market Fund (Cost $481,757)		481,757

Total Investments (Cost $19,497,923) — 99.8%		23,423,462
Other assets in excess of liabilities — 0.2%		37,389

Net Assets — 100.0%		$23,460,851

*	Non-income producing security.

(a)	Affiliated investment. Investment is in each Fund’s I Shares.

(b)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

Investment Abbreviations

MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

33

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Conservative Allocation Strategy

	Shares	Value($)

Equity Funds (24.5%)(a)
RidgeWorth Aggressive Growth Stock Fund*	22,638	332,103
RidgeWorth International Equity Fund	111,450	1,182,482
RidgeWorth International Equity Index Fund	3,537	40,462
RidgeWorth Large Cap Core Growth Stock Fund	3,152	47,244
RidgeWorth Large Cap Growth Stock Fund*	289,469	3,710,996
RidgeWorth Large Cap Value Equity Fund	282,746	3,952,786
RidgeWorth Mid-Cap Value Equity Fund	160,211	1,795,970
RidgeWorth Select Large Cap Growth Stock Fund*	51,259	1,706,427
RidgeWorth Small Cap Growth Stock Fund*	49,532	870,282
RidgeWorth Small Cap Value Equity Fund	61,153	831,686

Total Equity Funds (Cost $12,317,113)		14,470,438

Fixed Income Funds (66.1%)(a)
RidgeWorth Corporate Bond Fund	374,071	3,647,191
RidgeWorth High Income Fund	299,185	2,103,270
RidgeWorth Intermediate Bond Fund	1,192,070	12,695,548
RidgeWorth Seix Floating Rate High Income Fund	90,766	810,541
RidgeWorth Seix High Yield Fund	229,060	2,274,566
RidgeWorth Total Return Bond Fund	1,353,830	15,013,973
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	241,293	2,461,190

Total Fixed Income Funds (Cost $37,946,952)		39,006,279

Exchange Traded Funds (7.4%)
Consumer Discretionary Select Sector SPDR Fund	953	44,572
Consumer Staples Select Sector SPDR Fund	823	29,488
Energy Select Sector SPDR Fund	746	54,816
Financial Select Sector SPDR Fund	3,907	60,949

	Shares	Value($)

Exchange Traded Funds—continued
Health Care Select Sector SPDR Fund	1,481	59,403
Industrial Select Sector SPDR Fund	1,227	44,835
iShares Barclays 20+ Year Treasury Bond Fund	9,189	1,141,549
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	309	37,624
iShares Dow Jones U.S. Real Estate Index Fund	5,439	350,217
iShares MSCI Emerging Markets Index Fund	9,678	399,895
iShares Russell 2000 Index Fund	528	44,067
iShares S&P 500 Index Fund	11,156	1,610,926
Market Vectors Gold Miners Fund	6,919	371,620
Materials Select Sector SPDR Fund	456	16,767
Technology Select Sector SPDR Fund	3,495	107,751
Utilities Select Sector SPDR Fund	133	4,841

Total Exchange Traded Funds (Cost $3,855,068)		4,379,320

Money Market Fund (1.8%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	1,060,232	1,060,232

Total Money Market Fund (Cost $1,060,232)		1,060,232

Total Investments (Cost $55,179,365) — 99.8%		58,916,269
Other assets in excess of liabilities — 0.2%		110,810

Net Assets — 100.0%		$59,027,079

*	Non-income producing security.

(a)	Affiliated investment. Investment is in each Fund’s I Shares.

(b)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

Investment Abbreviations

MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

34

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Growth Allocation Strategy

	Shares	Value($)

Equity Funds (57.0%)(a)
RidgeWorth Aggressive Growth Stock Fund*	69,567	1,020,547
RidgeWorth International Equity Fund	303,553	3,220,699
RidgeWorth International Equity Index Fund	9,953	113,857
RidgeWorth Large Cap Core Growth Stock Fund	8,720	130,714
RidgeWorth Large Cap Growth Stock Fund*	783,550	10,045,111
RidgeWorth Large Cap Value Equity Fund	866,333	12,111,341
RidgeWorth Mid-Cap Value Equity Fund	382,481	4,287,610
RidgeWorth Select Large Cap Growth Stock Fund*	157,175	5,232,342
RidgeWorth Small Cap Growth Stock Fund*	136,773	2,403,105
RidgeWorth Small Cap Value Equity Fund	168,781	2,295,426

Total Equity Funds (Cost $32,210,470)		40,860,752

Fixed Income Funds (27.2%)(a)
RidgeWorth Corporate Bond Fund	139,760	1,362,663
RidgeWorth High Income Fund	183,187	1,287,808
RidgeWorth Intermediate Bond Fund	629,983	6,709,320
RidgeWorth Seix Floating Rate High Income Fund	52,961	472,939
RidgeWorth Seix High Yield Fund	133,088	1,321,568
RidgeWorth Total Return Bond Fund	722,423	8,011,672
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	33,025	336,855

Total Fixed Income Funds (Cost $18,624,034)		19,502,825

Exchange Traded Funds (13.9%)
Consumer Discretionary Select Sector SPDR Fund	3,513	164,303
Consumer Staples Select Sector SPDR Fund	3,208	114,943
Energy Select Sector SPDR Fund	2,766	203,246
Financial Select Sector SPDR Fund	14,521	226,528

	Shares	Value($)

Exchange Traded Funds—continued
Health Care Select Sector SPDR Fund	5,560	223,012
Industrial Select Sector SPDR Fund	4,662	170,349
iShares Barclays 20+ Year Treasury Bond Fund	3,899	484,373
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	352	42,859
iShares Dow Jones U.S. Real Estate Index Fund	15,697	1,010,730
iShares MSCI Emerging Markets Index Fund	26,552	1,097,129
iShares Russell 2000 Index Fund	1,309	109,249
iShares S&P 500 Index Fund	31,479	4,545,567
Market Vectors Gold Miners Fund	19,902	1,068,936
Materials Select Sector SPDR Fund	1,615	59,383
Technology Select Sector SPDR Fund	12,931	398,663
Utilities Select Sector SPDR Fund	469	17,072

Total Exchange Traded Funds (Cost $8,987,025)		9,936,342

Money Market Fund (1.9%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	1,390,093	1,390,093

Total Money Market Fund (Cost $1,390,093)		1,390,093

Total Investments (Cost $61,211,622) — 100.0%		71,690,012
Other assets in excess of liabilities — 0.0%(c)		35,095

Net Assets — 100.0%		$71,725,107

*	Non-income producing security.

(a)	Affiliated investment. Investment is in each Fund’s I Shares.

(b)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

(c)	Less than 0.05% of Net Assets.

Investment Abbreviations

MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

35

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Moderate Allocation Strategy

	Shares	Value($)

Equity Funds (40.9%)(a)
RidgeWorth Aggressive Growth Stock Fund*	168,335	2,469,480
RidgeWorth International Equity Fund	537,234	5,700,048
RidgeWorth International Equity Index Fund	17,126	195,920
RidgeWorth Large Cap Core Growth Stock Fund	15,967	239,341
RidgeWorth Large Cap Growth Stock Fund*	1,431,207	18,348,071
RidgeWorth Large Cap Value Equity Fund	1,539,118	21,516,865
RidgeWorth Mid-Cap Value Equity Fund	734,672	8,235,671
RidgeWorth Select Large Cap Growth Stock Fund*	263,082	8,758,004
RidgeWorth Small Cap Growth Stock Fund*	236,899	4,162,314
RidgeWorth Small Cap Value Equity Fund	292,407	3,976,737

Total Equity Funds (Cost $58,951,396)		73,602,451

Fixed Income Funds (46.5%)(a)
RidgeWorth Corporate Bond Fund	596,421	5,815,107
RidgeWorth High Income Fund	792,624	5,572,145
RidgeWorth Intermediate Bond Fund	2,789,240	29,705,401
RidgeWorth Seix Floating Rate High Income Fund	272,935	2,437,313
RidgeWorth Seix High Yield Fund	561,615	5,576,840
RidgeWorth Total Return Bond Fund	2,931,946	32,515,278
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	201,432	2,054,607

Total Fixed Income Funds (Cost $80,106,202)		83,676,691

Exchange Traded Funds (10.7%)
Consumer Discretionary Select Sector SPDR Fund	4,850	226,835
Consumer Staples Select Sector SPDR Fund	4,368	156,505
Energy Select Sector SPDR Fund	3,922	288,189
Financial Select Sector SPDR Fund	20,417	318,505

	Shares	Value($)

Exchange Traded Funds—continued
Health Care Select Sector SPDR Fund	7,729	310,010
Industrial Select Sector SPDR Fund	6,535	238,789
iShares Barclays 20+ Year Treasury Bond Fund	17,537	2,178,622
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	1,274	155,122
iShares Dow Jones U.S. Real Estate Index Fund	28,632	1,843,614
iShares MSCI Emerging Markets Index Fund	46,529	1,922,578
iShares Russell 2000 Index Fund	6,195	517,035
iShares S&P 500 Index Fund	58,826	8,494,474
Market Vectors Gold Miners Fund	36,042	1,935,816
Materials Select Sector SPDR Fund	2,509	92,256
Technology Select Sector SPDR Fund	18,260	562,956
Utilities Select Sector SPDR Fund	517	18,819

Total Exchange Traded Funds (Cost $17,130,759)		19,260,125

Money Market Fund (1.9%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	3,335,010	3,335,010

Total Money Market Fund (Cost $3,335,010)		3,335,010

Total Investments (Cost $159,523,367) — 100.0%		179,874,277
Liabilities in excess of other assets —(0.0)%(c)		(25,649)

Net Assets — 100.0%		$179,848,628

*	Non-income producing security.

(a)	Affiliated investment. Investment is in each Fund’s I Shares.

(b)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

(c)	Less than 0.05% of Net Assets.

Investment Abbreviations

MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

36

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

	Aggressive Growth Stock Fund	International Equity Fund	International Equity Index Fund	Large Cap Core Growth Stock Fund	Large Cap Growth Stock Fund
Assets:
Total Investments, at Cost	$44,683,476	$249,227,000	$224,006,091	$49,009,558	$158,985,165

Total Investments, at Value*	$77,268,961	$270,319,052	$317,460,967	$62,680,276	$280,350,763
Dividends Receivable	4,665	736,040	1,251,119	76,902	224,478
Securities Lending Income Receivable	2,849	7,520	22,983	—	88
Foreign Currency, at Value (Cost $—, $1,604,918, $336,741, $— and $—, respectively)	—	1,605,600	335,321	—	—
Receivable for Capital Shares Issued	236,070	745	386,622	4,483	263,482
Receivable for Investment Securities Sold	908,410	1,931,471	680,723	65,056	2,012,819
Reclaims Receivable	—	162,238	192,193	—	—
Prepaid Expenses and Other Assets	20,817	29,497	23,476	24,922	29,200

Total Assets	78,441,772	274,792,163	320,353,404	62,851,639	282,880,830

Liabilities:
Due to Custodian	—	—	32,060	65,056	—
Payable for Investment Securities Purchased	391,086	1,043,449	—	—	2,749,366
Payable for Capital Shares Redeemed	39,986	37,389	1,736,537	61,083	123,391
Payable Upon Return of Securities Loaned	1,964,936	12,800,558	11,077,393	—	2,973,413
Investment Advisory Fees Payable	53,513	194,216	113,891	36,056	160,569
Administration Fees Payable	313	808	1,927	347	1,352
Fund Accounting Fees Payable	1,498	3,398	9,818	1,395	4,079
Transfer Agency Fees Payable	—	2,090	1,788	9,345	12,764
Compliance and Fund Services Fees Payable	1,553	4,772	7,242	1,377	6,170
Distribution and Service Fees Payable	1,394	1,296	573	16,918	24,072
Shareholder Servicing Fees Payable	10,762	4,235	49,525	10,385	21,745
Custodian Fees Payable	808	—	—	2,284	4,371
Other Accrued Expenses	6,342	19,329	19,280	9,663	21,702

Total Liabilities	2,472,191	14,111,540	13,050,034	213,909	6,102,994

Total Net Assets	$75,969,581	$260,680,623	$307,303,370	$62,637,730	$276,777,836

Net Assets Consist of:
Capital	$67,693,344	$537,532,441	$219,475,320	$195,295,577	$94,947,307
Accumulated Net Investment Income (Loss)	(622,147)	5,016,532	6,554,165	84,621	(433,864)
Accumulated Net Realized Gain (Loss) from Investments and Foreign Currency Transactions	(23,687,101)	(302,970,811)	(12,172,281)	(146,413,186)	60,898,795
Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	32,585,485	21,102,461	93,446,166	13,670,718	121,365,598

Net Assets	$75,969,581	$260,680,623	$307,303,370	$62,637,730	$276,777,836

Net Assets:
I Shares	$70,336,935	$255,478,792	$304,935,065	$30,702,491	$217,514,489
A Shares	5,632,646	5,201,831	2,368,305	15,273,318	43,072,082
C Shares	—	—	—	16,661,921	16,191,265
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	4,793,851	24,076,939	26,644,861	2,048,313	16,964,617
A Shares	394,322	496,266	208,785	1,010,869	3,642,588
C Shares	—	—	—	1,147,035	1,562,385
Net Asset Value and Redemption Price Per Share:
I Shares	$14.67	$10.61	$11.44	$14.99	$12.82
A Shares	14.28	10.48	11.34	15.11	11.82
C Shares(a)	—	—	—	14.53	10.36
Offering Price Per Share (100%/(100%-maximum sales charge x net asset value) of net asset value adjusted to the nearest cent):
A Shares	$15.15	$11.12	$12.03	$16.03	$12.54
Maximum Sales Charge — A Shares	5.75%	5.75%	5.75%	5.75%	5.75%

*	Investments include securities on loan of $1,895,994, $11,982,421, $10,440,026, $— and $2,908,590, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

37

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

	Large Cap Value Equity Fund	Mid-Cap Value Equity Fund	Select Large Cap Growth Stock Fund	Small Cap Growth Stock Fund	Small Cap Value Equity Fund
Assets:
Total Investments, at Cost	$1,559,054,694	$2,148,247,399	$30,184,805	$234,724,965	$1,316,583,074

Total Investments, at Value*	$1,812,755,641	$2,277,340,154	$39,919,441	$280,486,662	$1,434,699,363
Cash	—	79,464	—	—	—
Dividends Receivable	2,954,619	2,661,931	41,670	11,087	1,270,585
Securities Lending Income Receivable	3,754	386,949	—	45,952	—
Receivable for Capital Shares Issued	899,860	2,662,814	708	447,101	1,425,318
Receivable for Investment Securities Sold	18,416,313	13,848,942	1,847,048	6,964,346	—
Reclaims Receivable	—	—	—	—	126,090
Prepaid Expenses and Other Assets	62,258	86,920	15,666	25,264	85,323

Total Assets	1,835,092,445	2,297,067,174	41,824,533	287,980,412	1,437,606,679

Liabilities:
Due to Custodian	—	—	—	762,119	—
Payable for Investment Securities Purchased	26,045,200	13,803,769	402,231	1,523,351	—
Payable for Capital Shares Redeemed	2,418,280	4,502,760	56,010	401,723	1,656,269
Payable Upon Return of Securities Loaned	61,504,713	143,834,756	—	28,075,894	—
Investment Advisory Fees Payable	907,547	1,204,016	23,790	181,455	963,553
Administration Fees Payable	10,607	12,751	181	1,312	8,948
Fund Accounting Fees Payable	23,942	19,132	794	4,822	7,735
Transfer Agency Fees Payable	14,423	93,054	2,520	5,632	17,992
Compliance and Fund Services Fees Payable	45,224	43,432	965	6,202	27,664
Distribution and Service Fees Payable	75,727	140,551	12,419	8,133	71,386
Shareholder Servicing Fees Payable	575,453	1,003,670	3,369	98,051	700,770
Custodian Fees Payable	2,125	3,217	1,856	5,547	—
Other Accrued Expenses	143,769	83,729	4,548	23,054	3,369

Total Liabilities	91,767,010	164,744,837	508,683	31,097,295	3,457,686

Total Net Assets	$1,743,325,435	$2,132,322,337	$41,315,850	$256,883,117	$1,434,148,993

Net Assets Consist of:
Capital	$1,526,116,449	$2,039,943,286	$24,144,273	$182,059,494	$1,277,604,577
Accumulated Net Investment Income (Loss)	8,283,860	9,456,837	(178,712)	(395,305)	9,150,434
Accumulated Net Realized Gain (Loss) from Investments and Foreign Currency Transactions	(44,775,821)	(46,170,541)	7,615,653	29,457,231	29,277,428
Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	253,700,947	129,092,755	9,734,636	45,761,697	118,116,554

Net Assets	$1,743,325,435	$2,132,322,337	$41,315,850	$256,883,117	$1,434,148,993

Net Assets:
I Shares	$1,474,137,070	$1,668,431,915	$25,740,566	$240,344,787	$1,230,725,595
A Shares	253,534,709	420,877,690	775,512	9,703,070	168,427,335
C Shares	15,653,656	43,012,732	14,799,772	6,835,260	34,996,063
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	105,480,984	148,865,508	773,137	13,684,275	90,500,401
A Shares	18,242,140	37,865,641	23,750	588,336	12,595,283
C Shares	1,144,596	3,924,658	506,313	483,786	2,741,411
Net Asset Value and Redemption Price Per Share:
I Shares	$13.98	$11.21	$33.29	$17.56	$13.60
A Shares	13.90	11.12	32.65	16.49	13.37
C Shares(a)	13.68	10.96	29.23	14.13	12.77
Offering Price Per Share (100%/(100%-maximum sales charge x net asset value) of net asset value adjusted to the nearest cent):
A Shares	$14.75	$11.80	$34.64	$17.50	$14.19
Maximum Sales Charge — A Shares	5.75%	5.75%	5.75%	5.75%	5.75%

*	Investments include securities on loan of $60,104,648, $140,147,990, $—, $27,205,229 and $—, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

38

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

	Aggressive Growth Allocation Strategy	Conservative Allocation Strategy	Growth Allocation Strategy	Moderate Allocation Strategy
Assets:
Total Investments, at Cost	$19,497,923	$55,179,365	$61,211,622	$159,523,367

Investments, at Value	$3,954,299	$5,439,552	$11,326,435	$22,595,135
Investments in Affiliates, at Value	19,469,163	53,476,717	60,363,577	157,279,142

Total Investments, at Value	23,423,462	58,916,269	71,690,012	179,874,277

Dividends Receivable	23,487	98,265	86,358	262,299
Receivable for Capital Shares Issued	10,257	258,444	29,774	67,037
Receivable from Investment Adviser	5,594	144	2,080	—
Prepaid Expenses and Other Assets	26,832	28,642	28,203	23,014

Total Assets	23,489,632	59,301,764	71,836,427	180,226,627

Liabilities:
Payable for Investment Securities Purchased	8,602	84,259	43,735	188,876
Payable for Capital Shares Redeemed	—	158,630	11,102	53,611
Investment Advisory Fees Payable	—	—	—	12,470
Administration Fees Payable	132	387	440	1,129
Fund Accounting Fees Payable	1,694	1,694	1,693	1,694
Transfer Agency Fees Payable	321	257	394	2,646
Compliance and Fund Services Fees Payable	461	1,133	1,321	3,362
Distribution and Service Fees Payable	1,718	16,236	4,671	16,654
Shareholder Servicing Fees Payable	11,210	4,704	38,919	80,852
Custodian Fees Payable	1,320	2,874	1,978	2,369
Other Accrued Expenses	3,323	4,511	7,067	14,336

Total Liabilities	28,781	274,685	111,320	377,999

Total Net Assets	$23,460,851	$59,027,079	$71,725,107	$179,848,628

Net Assets Consist of:
Capital	$20,523,491	$54,970,544	$62,907,400	$159,583,940
Accumulated Net Investment Income (Loss)	22,385	320,175	185,449	642,469
Accumulated Net Realized Gain (Loss) from Investments and Foreign Currency Transactions	(1,010,564)	(544)	(1,846,132)	(728,691)
Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	3,925,539	3,736,904	10,478,390	20,350,910

Net Assets	$23,460,851	$59,027,079	$71,725,107	$179,848,628

Net Assets:
I Shares	$18,331,738	$25,061,425	$58,908,475	$145,818,915
A Shares	4,360,051	20,011,800	10,226,827	19,822,780
C Shares	769,062	13,953,854	2,589,805	14,206,933
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	2,178,101	2,006,055	5,503,765	13,377,653
A Shares	522,334	1,603,289	959,261	1,822,839
C Shares	94,064	1,127,497	246,316	1,315,657
Net Asset Value and Redemption Price Per Share:
I Shares	$8.42	$12.49	$10.70	$10.90
A Shares	8.35	12.48	10.66	10.87
C Shares(a)	8.18	12.38	10.51	10.80
Offering Price Per Share (100%/(100%-maximum sales charge x net asset value) of net asset value adjusted to the nearest cent):
A Shares	$8.86	$13.10	$11.31	$11.53
Maximum Sales Charge — A Shares	5.75%	4.75%	5.75%	5.75%

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

39

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period ended September 30, 2012

(Unaudited)

	Aggressive Growth Stock Fund	International Equity Fund	International Equity Index Fund	Large Cap Core Growth Stock Fund	Large Cap Growth Stock Fund
Investment Income:
Dividend Income	$81,938	$5,841,491	$8,280,773	$536,475	$1,425,398
Income from Securities Lending	12,732	240,772	375,312	21	2,222
Less: Foreign Taxes Withheld	—	(572,509)	(843,968)	—	(9,150)

Total Investment Income	94,670	5,509,754	7,812,117	536,496	1,418,470

Expenses:
Investment Advisory Fees	406,294	1,322,344	744,303	265,231	1,295,229
Administration Fees	3,622	11,315	14,015	3,014	13,344
Fund Accounting Fees	4,783	23,763	34,471	3,801	15,885
Transfer Agency Fees	13,953	8,889	8,082	30,605	53,010
Compliance & Fund Services Fees	3,260	9,056	12,656	2,617	11,517
Distribution and Service Fees — A Shares	8,030	7,513	3,350	19,163	64,580
Distribution and Service Fees — C Shares	—	—	—	83,606	80,584
Shareholder Servicing Fees — I Shares	9,306	3,906	79,574	8,708	12,729
Shareholder Servicing Fees — A Shares	1,456	329	137	1,676	9,016
Custodian Fees	11,766	69,145	186,335	6,550	9,835
Printing Fees	4,233	7,951	10,134	8,803	11,749
Registration Fees	20,483	17,681	16,819	22,612	21,909
Trustee Fees	2,051	5,621	7,856	1,636	7,156
Other Fees	4,685	16,106	13,407	368	17,161

Total Expenses	493,922	1,503,619	1,131,139	458,390	1,623,704
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(109)	—	(6,331)	(2,500)	—

Net Expenses	493,813	1,503,619	1,124,808	455,890	1,623,704

Net Investment Income (Loss)	(399,143)	4,006,135	6,687,309	80,606	(205,234)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net Realized Gain (Loss) from:
Investment and Foreign Currency Transactions	(919,000)	(3,324,281)	1,022,765	4,233,922	17,487,580
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Currencies	(6,967,177)	(4,105,165)	(16,248,162)	(3,877,017)	(22,016,893)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(7,886,177)	(7,429,446)	(15,225,397)	356,905	(4,529,313)

Change in Net Assets from Operations	$(8,285,320)	$(3,423,311)	$(8,538,088)	$437,511	$(4,734,547)

See Notes to Financial Statements.

40

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period ended September 30, 2012

(Unaudited)

	Large Cap Value Equity Fund	Mid-Cap Value Equity Fund	Select Large Cap Growth Stock Fund	Small Cap Growth Stock Fund	Small Cap Value Equity Fund
Investment Income:
Dividend Income	$23,618,389	$23,750,916	$197,891	$1,249,159	$21,883,578
Income from Securities Lending	12,132	2,434,049	293	401,851	—
Less: Foreign Taxes Withheld	(31,848)	(82,679)	(2,099)	—	(146,618)

Total Investment Income	23,598,673	26,102,286	196,085	1,651,010	21,736,960

Expenses:
Investment Advisory Fees	6,916,523	8,854,865	175,401	1,353,443	6,929,697
Administration Fees	87,082	94,029	1,989	11,724	63,127
Fund Accounting Fees	106,031	104,317	2,504	15,175	65,141
Transfer Agency Fees	63,810	360,416	15,380	24,251	146,953
Compliance & Fund Services Fees	81,786	79,535	1,758	10,844	51,342
Distribution and Service Fees — A Shares	360,814	617,877	1,136	14,313	249,867
Distribution and Service Fees — C Shares	78,164	208,011	74,655	36,538	182,096
Shareholder Servicing Fees — I Shares	421,632	752,228	3,344	97,295	606,354
Shareholder Servicing Fees — A Shares	153,821	251,442	25	756	94,416
Custodian Fees	23,968	28,461	6,536	15,234	23,723
Printing Fees	66,131	88,110	2,934	9,549	61,824
Registration Fees	32,110	58,044	21,336	21,855	44,161
Trustee Fees	50,193	48,925	1,102	6,705	31,345
Other Fees	100,181	111,474	2,262	15,219	66,306

Total Expenses	8,542,246	11,657,734	310,362	1,632,901	8,616,352
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(91,324)	(73,322)	—	—	(86)
Less: Custodian Credits (Note 3)	(19)	(56)	—	—	(84)

Net Expenses	8,450,903	11,584,356	310,362	1,632,901	8,616,182

Net Investment Income (Loss)	15,147,770	14,517,930	(114,277)	18,109	13,120,778

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net Realized Gain (Loss) from:
Investment and Foreign Currency Transactions	49,733,070	30,800,040	3,678,079	22,623,860	(9,550,299)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Currencies	(57,574,871)	(17,791,927)	(4,671,583)	(18,750,823)	(11,524,337)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(7,841,801)	13,008,113	(993,504)	3,873,037	(21,074,636)

Change in Net Assets from Operations	$7,305,969	$27,526,043	$(1,107,781)	$3,891,146	$(7,953,858)

See Notes to Financial Statements.

41

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period ended September 30, 2012

(Unaudited)

	Aggressive Growth Allocation Strategy	Conservative Allocation Strategy	Growth Allocation Strategy	Moderate Allocation Strategy
Investment Income:
Dividend Income	$37,316	$46,376	$98,951	$191,210
Dividend Income from Affiliated Investment Companies	50,410	509,373	318,327	1,201,996

Total Investment Income	87,726	555,749	417,278	1,393,206

Expenses:
Investment Advisory Fees	11,718	28,633	34,651	85,971
Administration Fees	1,066	2,606	3,153	7,823
Fund Accounting Fees	10,027	10,027	10,027	10,027
Transfer Agency Fees	7,604	15,612	7,839	20,081
Compliance & Fund Services Fees	894	2,109	2,559	6,292
Distribution and Service Fees — A Shares	6,736	31,911	15,809	29,702
Distribution and Service Fees — C Shares	3,867	64,887	13,212	72,088
Shareholder Servicing Fees — I Shares	10,664	2,236	37,208	76,987
Shareholder Servicing Fees — A Shares	546	2,467	1,710	3,866
Custodian Fees	5,184	6,570	6,282	7,040
Printing Fees	2,193	3,562	4,052	8,475
Registration Fees	24,486	26,808	24,565	22,077
Trustee Fees	549	1,291	1,584	3,880
Other Fees	1,155	2,439	3,288	8,027

Total Expenses	86,689	201,158	165,939	362,336
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(41,857)	(37,402)	(35,202)	(12,573)

Net Expenses	44,832	163,756	130,737	349,763

Net Investment Income (Loss)	42,894	391,993	286,541	1,043,443

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investment and Foreign Currency Transactions*	335,271	(229,734)	322,073	279,661
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Currencies*	(594,011)	986,150	11,508	1,638,702

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(258,740)	756,416	333,581	1,918,363

Change in Net Assets from Operations	$(215,846)	$1,148,409	$620,122	$2,961,806

*	Net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) on investments for the Allocation Strategy Funds are primarily attributable to the underlying investments in affiliated investment companies.

See Notes to Financial Statements.

42

STATEMENTS OF CHANGES IN NET ASSETS

RIDGEWORTH FUNDS    For the periods indicated

	Aggressive Growth Stock Fund		International Equity Fund		International Equity Index Fund
	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income (Loss)	$(399,143)	$(1,065,649)	$4,006,135	$5,491,214	$6,687,309	$12,830,572
Net Realized Gain (Loss)	(919,000)	12,724,489	(3,324,281)	7,105,640	1,022,765	35,204,059
Net Change in Unrealized Depreciation	(6,967,177)	(21,443,486)	(4,105,165)	(25,565,671)	(16,248,162)	(92,859,978)

Change in Net Assets from Operations	(8,285,320)	(9,784,646)	(3,423,311)	(12,968,817)	(8,538,088)	(44,825,347)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	—	—	(5,045,919)	—	(14,901,009)
A Shares	—	—	—	(110,840)	—	(94,609)

Total Dividends and Distributions	—	—	—	(5,156,759)	—	(14,995,618)

Change in Net Assets from Capital Transactions	(7,679,310)	(36,442,563)	(2,957,071)	25,707,419	(26,450,910)	(80,568,430)

Change in Net Assets	(15,964,630)	(46,227,209)	(6,380,382)	7,581,843	(34,988,998)	(140,389,395)

Net Assets:
Beginning of Period	91,934,211	138,161,420	267,061,005	259,479,162	342,292,368	482,681,763

End of Period	$75,969,581	$91,934,211	$260,680,623	$267,061,005	$307,303,370	$342,292,368

Accumulated Net Investment Income (Loss), End of Period	$(622,147)	$(223,004)	$5,016,532	$1,010,397	$6,554,165	$(133,144)

See Notes to Financial Statements.

43

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the periods indicated

	Aggressive Growth Stock Fund		International Equity Fund		International Equity Index Fund
	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
I Shares:
Proceeds from Shares Issued	$8,969,722	$24,729,051	$1,201,139	$58,713,472	$29,857,606	$76,107,924
Issued — Merger	8,812,408	—	—	—	—	—
Dividends Reinvested	—	—	—	4,596,680	—	12,916,486
Cost of Shares Redeemed	(27,830,024)	(61,567,383)	(3,963,044)	(36,444,961)	(56,207,375)	(168,138,240)

Change in Net Assets from I Shares	(10,047,894)	(36,838,332)	(2,761,905)	26,865,191	(26,349,769)	(79,113,830)

A Shares:
Proceeds from Shares Issued	592,970	1,408,939	434,731	190,384	140,019	101,387
Issued — Merger	3,249,658	—	—	—	—	—
Dividends Reinvested	—	—	—	101,939	—	85,763
Cost of Shares Redeemed	(1,474,044)	(1,013,170)	(629,897)	(1,450,095)	(241,160)	(1,641,750)

Change in Net Assets from A Shares	2,368,584	395,769	(195,166)	(1,157,772)	(101,141)	(1,454,600)

Change in Net Assets from Capital Transactions	$(7,679,310)	$(36,442,563)	$(2,957,071)	$25,707,419	$(26,450,910)	$(80,568,430)

Shares Transactions:
I Shares:
Issued	628,812	1,626,118	119,982	5,596,283	2,773,868	6,420,490
Issued — Merger	557,942	—	—	—	—	—
Reinvested	—	—	—	496,938	—	1,268,810
Redeemed	(1,922,664)	(4,278,976)	(396,040)	(3,450,251)	(5,213,737)	(13,983,334)

Change in I Shares	(735,910)	(2,652,858)	(276,058)	2,642,970	(2,439,869)	(6,294,034)

A Shares:
Issued	41,798	96,875	44,155	16,937	12,558	8,711
Issued — Merger	211,048	—	—	—	—	—
Reinvested	—	—	—	11,129	—	8,483
Redeemed	(103,177)	(70,855)	(65,446)	(139,420)	(21,917)	(131,926)

Change in A Shares	149,669	26,020	(21,291)	(111,354)	(9,359)	(114,732)

Change in Shares	(586,241)	(2,626,838)	(297,349)	2,531,616	(2,449,228)	(6,408,766)

See Notes to Financial Statements.

44

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the periods indicated

	Large Cap Core Growth Stock Fund		Large Cap Growth Stock Fund		Large Cap Value Equity Fund
	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income (Loss)	$80,606	$332,183	$(205,234)	$(928,107)	$15,147,770	$29,894,827
Net Realized Gain (Loss)	4,233,922	34,382,381	17,487,580	64,077,070	49,733,070	(16,071,295)
Net Change in Unrealized Appreciation (Depreciation)	(3,877,017)	(35,563,528)	(22,016,893)	(33,065,228)	(57,574,871)	114,627,191

Change in Net Assets from Operations	437,511	(848,964)	(4,734,547)	30,083,735	7,305,969	128,450,723

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	(282,006)	—	—	(7,002,355)	(26,417,003)
A Shares	—	(39,319)	—	—	(962,894)	(2,211,917)
C Shares	—	(6,843)	—	—	(35,010)	(102,279)

Total Dividends and Distributions	—	(328,168)	—	—	(8,000,259)	(28,731,199)

Change in Net Assets from Capital Transactions	(10,952,998)	(314,847,587)	(42,794,590)	(175,832,011)	(492,223,629)	688,821,039

Change in Net Assets	(10,515,487)	(316,024,719)	(47,529,137)	(145,748,276)	(492,917,919)	788,540,563

Net Assets:
Beginning of Period	73,153,217	389,177,936	324,306,973	470,055,249	2,236,243,354	1,447,702,791

End of Period	$62,637,730	$73,153,217	$276,777,836	$324,306,973	$1,743,325,435	$2,236,243,354

Accumulated Net Investment Income (Loss), End of Period	$84,621	$4,015	$(433,864)	$(228,630)	$8,283,860	$1,136,349

See Notes to Financial Statements.

45

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the periods indicated

	Large Cap Core Growth Stock Fund		Large Cap Growth Stock Fund		Large Cap Value Equity Fund
	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
I Shares:
Proceeds from Shares Issued	$575,525	$11,161,102	$12,376,159	$64,833,009	$163,729,974	$879,686,571
Issued — Merger	—	14,633,746	—	—	—	—
Dividends Reinvested	—	146,230	—	—	4,980,070	19,627,732
Cost of Shares Redeemed	(8,909,616)	(333,509,720)	(52,119,504)	(233,393,457)	(674,699,525)	(347,454,062)

Change in Net Assets from I Shares	(8,334,091)	(307,568,642)	(39,743,345)	(168,560,448)	(505,989,481)	551,860,241

A Shares:
Proceeds from Shares Issued	111,209	255,974	472,944	942,481	39,546,559	171,860,902
Issued — Merger	—	650,031	—	—	—	—
Dividends Reinvested	—	35,319	—	—	951,343	2,178,699
Cost of Shares Redeemed	(1,276,407)	(3,878,239)	(2,641,131)	(6,211,143)	(25,224,697)	(35,196,794)

Change in Net Assets from A Shares	(1,165,198)	(2,936,915)	(2,168,187)	(5,268,662)	15,273,205	138,842,807

C Shares:
Proceeds from Shares Issued	21,178	167,480	437,161	231,204	139,199	1,371,194
Dividends Reinvested	—	6,389	—	—	32,618	95,112
Cost of Shares Redeemed	(1,474,887)	(4,515,899)	(1,320,219)	(2,234,105)	(1,679,170)	(3,348,315)

Change in Net Assets from C Shares	(1,453,709)	(4,342,030)	(883,058)	(2,002,901)	(1,507,353)	(1,882,009)

Change in Net Assets from Capital Transactions	$(10,952,998)	$(314,847,587)	$(42,794,590)	$(175,832,011)	$(492,223,629)	$688,821,039

Shares Transactions:
I Shares:
Issued	40,591	916,700	997,875	5,811,589	12,314,680	69,828,153
Issued — Merger	—	1,051,260	—	—	—	—
Reinvested	—	11,150	—	—	383,672	1,587,865
Redeemed	(615,050)	(23,728,020)	(4,196,351)	(20,795,612)	(51,441,034)	(27,326,887)

Change in I Shares	(574,459)	(21,748,910)	(3,198,476)	(14,984,023)	(38,742,682)	44,089,131

A Shares:
Issued	7,582	18,662	40,739	88,664	2,981,442	13,741,624
Issued — Merger	—	46,231	—	—	—	—
Reinvested	—	2,608	—	—	73,577	176,882
Redeemed	(88,352)	(284,094)	(231,571)	(587,259)	(1,881,631)	(2,820,367)

Change in A Shares	(80,770)	(216,593)	(190,832)	(498,595)	1,173,388	11,098,139

C Shares:
Issued	1,533	12,534	43,603	25,221	10,639	108,014
Reinvested	—	484	—	—	2,558	7,922
Redeemed	(106,793)	(345,129)	(132,036)	(240,228)	(129,720)	(269,169)

Change in C Shares	(105,260)	(332,111)	(88,433)	(215,007)	(116,523)	(153,233)

Change in Shares	(760,489)	(22,297,614)	(3,477,741)	(15,697,625)	(37,685,817)	55,034,037

See Notes to Financial Statements.

46

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the periods indicated

	Mid-Cap Value Equity Fund		Select Large Cap Growth Stock Fund		Small Cap Growth Stock Fund
	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income (Loss)	$14,517,930	$30,594,776	$(114,277)	$(245,626)	$18,109	$(2,337,801)
Net Realized Gain (Loss)	30,800,040	(71,339,425)	3,678,079	15,888,479	22,623,860	51,132,665
Net Change in Unrealized Depreciation	(17,791,927)	(24,071,656)	(4,671,583)	(15,058,416)	(18,750,823)	(58,542,582)

Change in Net Assets from Operations	27,526,043	(64,816,305)	(1,107,781)	584,437	3,891,146	(9,747,718)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(4,943,425)	(24,420,905)	—	—	—	—
A Shares	(1,022,358)	(4,738,614)	—	—	—	—
C Shares	(35,292)	(209,525)	—	—	—	—
Net Realized Gains:
I Shares	—	(134,564,441)	—	(1,072,604)	—	—
A Shares	—	(34,877,118)	—	(17,670)	—	—
C Shares	—	(3,269,801)	—	(447,150)	—	—

Total Dividends and Distributions	(6,001,075)	(202,080,404)	—	(1,537,424)	—	—

Change in Net Assets from Capital Transactions	(44,392,229)	434,814,980	(8,923,809)	(47,318,677)	(32,862,262)	(134,668,157)

Change in Net Assets	(22,867,261)	167,918,271	(10,031,590)	(48,271,664)	(28,971,116)	(144,415,875)

Net Assets:
Beginning of Period	2,155,189,598	1,987,271,327	51,347,440	99,619,104	285,854,233	430,270,108

End of Period	$2,132,322,337	$2,155,189,598	$41,315,850	$51,347,440	$256,883,117	$285,854,233

Accumulated Net Investment Income (Loss), End of Period	$9,456,837	$939,982	$(178,712)	$(64,435)	$(395,305)	$(413,414)

See Notes to Financial Statements.

47

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the periods indicated

	Mid-Cap Value Equity Fund		Select Large Cap Growth Stock Fund		Small Cap Growth Stock Fund
	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
I Shares:
Proceeds from Shares Issued	$293,927,673	$959,791,303	$1,039,953	$5,493,891	$25,436,449	$112,609,048
Issued — Merger	—	18,547,460	—	—	—	—
Dividends Reinvested	4,231,576	135,070,674	—	859,924	—	—
Cost of Shares Redeemed	(325,482,795)	(920,320,239)	(9,095,162)	(51,071,793)	(56,440,054)	(243,856,993)

Change in Net Assets from I Shares	(27,323,546)	193,089,198	(8,055,209)	(44,717,978)	(31,003,605)	(131,247,945)

A Shares:
Proceeds from Shares Issued	55,068,065	421,347,757	768	81,352	470,562	696,531
Issued — Merger	—	5,590,801	—	—	—	—
Dividends Reinvested	998,188	38,636,252	—	17,670	—	—
Cost of Shares Redeemed	(73,442,898)	(245,373,665)	(6,625)	(35,232)	(970,693)	(2,724,957)

Change in Net Assets from A Shares	(17,376,645)	220,201,145	(5,857)	63,790	(500,131)	(2,028,426)

C Shares:
Proceeds from Shares Issued	4,027,816	20,487,726	106,766	105,263	41,938	462,006
Issued — Merger	—	3,865,760	—	—	—	—
Dividends Reinvested	27,709	2,918,706	—	406,292	—	—
Cost of Shares Redeemed	(3,747,563)	(5,747,555)	(969,509)	(3,176,044)	(1,400,464)	(1,853,792)

Change in Net Assets from C Shares	307,962	21,524,637	(862,743)	(2,664,489)	(1,358,526)	(1,391,786)

Change in Net Assets from Capital Transactions	$(44,392,229)	$434,814,980	$(8,923,809)	$(47,318,677)	$(32,862,262)	$(134,668,157)

Shares Transactions:
I Shares:
Issued	27,740,052	85,512,061	31,742	178,231	1,521,957	6,885,739
Issued — Merger	—	1,410,657	—	—	—	—
Reinvested	408,453	14,126,079	—	30,988	—	—
Redeemed	(30,990,960)	(84,002,281)	(276,604)	(1,670,169)	(3,393,758)	(15,121,362)

Change in I Shares	(2,842,455)	17,046,516	(244,862)	(1,460,950)	(1,871,801)	(8,235,623)

A Shares:
Issued	5,216,044	38,483,179	25	2,726	30,728	46,254
Issued — Merger	—	428,187	—	—	—	—
Reinvested	97,006	4,089,224	—	648	—	—
Redeemed	(6,924,225)	(23,508,479)	(199)	(1,223)	(62,491)	(182,012)

Change in A Shares	(1,611,175)	19,492,111	(174)	2,151	(31,763)	(135,758)

C Shares:
Issued	382,209	1,858,431	3,624	3,845	3,039	36,444
Issued — Merger	—	299,574	—	—	—	—
Reinvested	2,727	314,555	—	16,543	—	—
Redeemed	(357,500)	(538,556)	(34,218)	(113,852)	(103,789)	(139,651)

Change in C Shares	27,436	1,934,004	(30,594)	(93,464)	(100,750)	(103,207)

Change in Shares	(4,426,194)	38,472,631	(275,630)	(1,552,263)	(2,004,314)	(8,474,588)

See Notes to Financial Statements.

48

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the periods indicated

	Small Cap Value Equity Fund		Aggressive Growth Allocation Strategy		Conservative Allocation Strategy
	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$13,120,778	$9,989,332	$42,894	$225,879	$391,993	$723,326
Net Realized Gain (Loss)(a)	(9,550,299)	83,216,802	335,271	817,896	(229,734)	1,230,143
Net Change in Unrealized Appreciation (Depreciation)(a)	(11,524,337)	(67,407,464)	(594,011)	(969,411)	986,150	820,083

Change in Net Assets from Operations	(7,953,858)	25,798,670	(215,846)	74,364	1,148,409	2,773,552

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(3,993,681)	(8,676,320)	(32,719)	(343,349)	(108,082)	(490,584)
A Shares	(462,206)	(766,570)	(4,735)	(55,256)	(73,944)	(301,614)
C Shares	(44,274)	(54,101)	—	(7,756)	(29,334)	(190,595)
Net Realized Gains:
I Shares	—	(51,278,812)	—	—	—	(173,316)
A Shares	—	(6,993,709)	—	—	—	(114,739)
C Shares	—	(1,734,291)	—	—	—	(102,235)

Total Dividends and Distributions	(4,500,161)	(69,503,803)	(37,454)	(406,361)	(211,360)	(1,373,083)

Change in Net Assets from Capital Transactions	70,303,285	282,560,720	(1,071,421)	(3,120,637)	(263,938)	28,380,350

Change in Net Assets	57,849,266	238,855,587	(1,324,721)	(3,452,634)	673,111	29,780,819

Net Assets:
Beginning of Period	1,376,299,727	1,137,444,140	24,785,572	28,238,206	58,353,968	28,573,149

End of Period	$1,434,148,993	$1,376,299,727	$23,460,851	$24,785,572	$59,027,079	$58,353,968

Accumulated Net Investment Income (Loss), End of Period	$9,150,434	$529,817	$22,385	$16,945	$320,175	$139,542

(a)	Net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) on investments for the Allocation Strategy Funds are primarily attributable to the underlying investments in affiliated investment companies.

See Notes to Financial Statements.

49

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the periods indicated

	Small Cap Value Equity Fund		Aggressive Growth Allocation Strategy		Conservative Allocation Strategy
	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
I Shares:
Proceeds from Shares Issued	$261,036,882	$502,225,850	$1,153,803	$6,050,805	$6,807,315	$17,650,865
Dividends Reinvested	3,860,392	57,746,278	31,561	332,307	74,774	480,880
Cost of Shares Redeemed	(194,277,068)	(354,015,396)	(1,668,351)	(9,645,702)	(3,906,289)	(9,940,112)

Change in Net Assets from I Shares	70,620,206	205,956,732	(482,987)	(3,262,590)	2,975,800	8,191,633

A Shares:
Proceeds from Shares Issued	21,857,928	88,266,630	163,003	1,123,365	1,990,578	18,713,370
Dividends Reinvested	436,197	7,388,778	4,654	52,911	69,992	383,291
Cost of Shares Redeemed	(20,211,712)	(26,759,201)	(724,257)	(805,786)	(6,585,285)	(3,788,403)

Change in Net Assets from A Shares	2,082,413	68,896,207	(556,600)	370,490	(4,524,715)	15,308,258

C Shares:
Proceeds from Shares Issued	2,055,145	11,163,851	21,975	32,250	2,421,870	6,296,542
Dividends Reinvested	39,186	1,616,134	—	7,268	20,551	202,612
Cost of Shares Redeemed	(4,493,665)	(5,072,204)	(53,809)	(268,055)	(1,157,444)	(1,618,695)

Change in Net Assets from C Shares	(2,399,334)	7,707,781	(31,834)	(228,537)	1,284,977	4,880,459

Change in Net Assets from Capital Transactions	$70,303,285	$282,560,720	$(1,071,421)	$(3,120,637)	$(263,938)	$28,380,350

Shares Transactions:
I Shares:
Issued	20,289,072	37,845,538	142,669	775,231	559,914	1,479,451
Reinvested	299,720	4,784,661	4,051	45,062	6,231	41,087
Redeemed	(14,823,967)	(26,796,563)	(204,173)	(1,212,010)	(319,680)	(829,810)

Change in I Shares	5,764,825	15,833,636	(57,453)	(391,717)	246,465	690,728

A Shares:
Issued	1,678,138	6,644,955	20,045	139,029	163,259	1,571,627
Reinvested	34,428	624,588	601	7,235	5,833	32,743
Redeemed	(1,571,366)	(2,029,258)	(89,073)	(102,089)	(549,141)	(314,989)

Change in A Shares	141,200	5,240,285	(68,427)	44,175	(380,049)	1,289,381

C Shares:
Issued	163,025	867,408	2,751	4,171	199,549	530,270
Reinvested	3,233	143,037	—	1,016	1,724	17,513
Redeemed	(360,712)	(405,163)	(6,728)	(33,429)	(95,378)	(135,393)

Change in C Shares	(194,454)	605,282	(3,977)	(28,242)	105,895	412,390

Change in Shares	5,711,571	21,679,203	(129,857)	(375,784)	(27,689)	2,392,499

See Notes to Financial Statements.

50

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the periods indicated

	Growth Allocation Strategy		Moderate Allocation Strategy
	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12
	(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$286,541	$953,611	$1,043,443	$2,803,134
Net Realized Gain(a)	322,073	2,801,141	279,661	5,801,325
Net Change in Unrealized Appreciation (Depreciation)(a)	11,508	(1,708,870)	1,638,702	(1,699,827)

Change in Net Assets from Operations	620,122	2,045,882	2,961,806	6,904,632

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(166,633)	(1,157,474)	(531,219)	(3,317,278)
A Shares	(24,073)	(193,469)	(62,470)	(387,451)
C Shares	(1,532)	(34,327)	(20,257)	(248,498)
Net Realized Gains:
I Shares	—	—	—	(194,113)
A Shares	—	—	—	(25,588)
C Shares	—	—	—	(23,095)

Total Dividends and Distributions	(192,238)	(1,385,270)	(613,946)	(4,196,023)

Change in Net Assets from Capital Transactions	334,348	972,762	8,725,788	13,594,481

Change in Net Assets	762,232	1,633,374	11,073,648	16,303,090

Net Assets:
Beginning of Period	70,962,875	69,329,501	168,774,980	152,471,890

End of Period	$71,725,107	$70,962,875	$179,848,628	$168,774,980

Accumulated Net Investment Income (Loss), End of Period	$185,449	$91,146	$642,469	$212,972

(a)	Net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) on investments for the Allocation Strategy Funds are primarily attributable to the underlying investments in affiliated investment companies.

See Notes to Financial Statements.

51

STATEMENTS OF CHANGES IN NET ASSETS  (concluded)

RIDGEWORTH FUNDS    For the periods indicated

	Growth Allocation Strategy		Moderate Allocation Strategy
	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12
	(Unaudited)		(Unaudited)
Capital Transactions:
I Shares:
Proceeds from Shares Issued	$7,196,351	$17,146,643	$21,973,021	$38,576,165
Dividends Reinvested	166,612	1,156,952	520,212	3,435,555
Cost of Shares Redeemed	(5,926,024)	(17,156,100)	(12,065,166)	(33,442,177)

Change in Net Assets from I Shares	1,436,939	1,147,495	10,428,067	8,569,543

A Shares:
Proceeds from Shares Issued	271,142	2,051,893	612,295	8,378,039
Dividends Reinvested	23,165	183,884	59,358	386,242
Cost of Shares Redeemed	(1,189,464)	(2,141,808)	(1,426,545)	(3,275,586)

Change in Net Assets from A Shares	(895,157)	93,969	(754,892)	5,488,695

C Shares:
Proceeds from Shares Issued	67,695	222,213	315,491	1,498,055
Dividends Reinvested	1,474	33,212	18,569	251,332
Cost of Shares Redeemed	(276,603)	(524,127)	(1,281,447)	(2,213,144)

Change in Net Assets from C Shares	(207,434)	(268,702)	(947,387)	(463,757)

Change in Net Assets from Capital Transactions	$334,348	$972,762	$8,725,788	$13,594,481

Shares Transactions:
I Shares:
Issued	694,327	1,698,468	2,074,101	3,726,374
Reinvested	16,661	119,766	50,409	341,449
Redeemed	(569,311)	(1,695,316)	(1,134,200)	(3,265,148)

Change in I Shares	141,677	122,918	990,310	802,675

A Shares:
Issued	26,151	202,080	57,677	812,948
Reinvested	2,326	19,155	5,763	38,473
Redeemed	(114,802)	(214,430)	(135,594)	(318,697)

Change in A Shares	(86,325)	6,805	(72,154)	532,724

C Shares:
Issued	6,630	21,820	30,067	145,884
Reinvested	149	3,521	1,811	25,304
Redeemed	(27,007)	(53,175)	(122,264)	(214,543)

Change in C Shares	(20,228)	(27,834)	(90,386)	(43,355)

Change in Shares	35,124	101,889	827,770	1,292,044

See Notes to Financial Statements.

52

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
Aggressive Growth Stock Fund
I Shares
Period Ended September 30, 2012^	$15.94	$(0.07	)(d)	$(1.20)	$(1.27)	$ —	$—	$ —	$ —	$14.67	$70,337	(7.97)%	1.22%	1.22%	(0.98)%	9%
Year Ended March 31, 2012	16.45	(0.15	)(d)	(0.36)	(0.51)	—	—	—	—	15.94	88,132	(3.16)	1.22	1.22	(0.98)	30
Year Ended March 31, 2011	12.86	(0.12	)(d)	3.71	3.59	—	—	—	—	16.45	134,643	27.99	1.19	1.19	(0.89)	53
Year Ended March 31, 2010	7.73	(0.08	)(d)	5.21	5.13	—	—	—	—	12.86	108,754	66.36	1.21	1.21	(0.77)	27
Year Ended March 31, 2009	12.03	(0.09)		(3.99)	(4.08)	—	—	(0.22)	(0.22)	7.73	152,030	(33.89)	1.16	1.16	(0.72)	27
Year Ended March 31, 2008	12.64	(0.09	)(d)	(0.11)	(0.20)	—	—	(0.41)	(0.41)	12.03	306,709	(2.12)	1.16	1.16	(0.70)	59
A Shares
Period Ended September 30, 2012^	15.54	(0.09	)(d)	(1.17)	(1.26)	—	—	—	—	14.28	5,633	(8.11)	1.54	1.54	(1.29)	9
Year Ended March 31, 2012	16.10	(0.18	)(d)	(0.38)	(0.56)	—	—	—	—	15.54	3,803	(3.48)	1.53	1.53	(1.28)	30
Year Ended March 31, 2011	12.62	(0.16	)(d)	3.64	3.48	—	—	—	—	16.10	3,519	27.58	1.49	1.49	(1.19)	53
Year Ended March 31, 2010	7.61	(0.13	)(d)	5.14	5.01	—	—	—	—	12.62	2,502	65.83	1.52	1.52	(1.12)	27
Year Ended March 31, 2009	11.88	(0.12)		(3.93)	(4.05)	—	—	(0.22)	(0.22)	7.61	416	(34.06)	1.46	1.46	(1.01)	27
Year Ended March 31, 2008	12.53	(0.13	)(d)	(0.11)	(0.24)	—	—	(0.41)	(0.41)	11.88	893	(2.46)	1.46	1.46	(0.99)	59

International Equity Fund
I Shares
Period Ended September 30, 2012^	10.74	0.16	(d)	(0.29)	(0.13)	—	—	—	—	10.61	255,479	(1.21)	1.20	1.20	3.23	31
Year Ended March 31, 2012	11.62	0.25	(d)	(0.90)	(0.65)	(0.23)	—	—	(0.23)	10.74	261,561	(5.24)	1.29	1.29	2.33	78
Year Ended March 31, 2011	10.71	0.16	(d)	1.02	1.18	(0.27)	—	—	(0.27)	11.62	252,253	11.29	1.27	1.27	1.49	80
Year Ended March 31, 2010	6.38	0.11	(d)	4.28	4.39	(0.06)	—	—	(0.06)	10.71	273,819	68.80	1.25	1.30	1.17	95
Year Ended March 31, 2009	13.77	0.35		(7.28)	(6.93)	(0.25)	—	(0.21)	(0.46)	6.38	185,862	(50.68)	1.24	1.25	2.93	193
Year Ended March 31, 2008	16.83	0.34	(d)	(0.76)	(0.42)	(0.34)	—	(2.30)	(2.64)	13.77	1,089,572	(4.16)	1.21	1.21	2.06	141
A Shares
Period Ended September 30, 2012^	10.63	0.15	(d)	(0.30)	(0.15)	—	—	—	—	10.48	5,202	(1.41)	1.51	1.51	2.93	31
Year Ended March 31, 2012	11.49	0.21	(d)	(0.87)	(0.66)	(0.20)	—	—	(0.20)	10.63	5,500	(5.48)	1.59	1.59	2.02	78
Year Ended March 31, 2011	10.59	0.13	(d)	1.01	1.14	(0.24)	—	—	(0.24)	11.49	7,227	10.98	1.57	1.57	1.24	80
Year Ended March 31, 2010	6.32	0.09	(d)	4.22	4.31	(0.04)	—	—	(0.04)	10.59	8,104	68.22	1.55	1.59	0.68	95
Year Ended March 31, 2009	13.61	0.33		(7.21)	(6.88)	(0.20)	—	(0.21)	(0.41)	6.32	3,580	(50.84)	1.54	1.54	2.71	193
Year Ended March 31, 2008	16.67	0.28	(d)	(0.74)	(0.46)	(0.30)	—	(2.30)	(2.60)	13.61	12,288	(4.45)	1.51	1.51	1.70	141

International Equity Index Fund
I Shares
Period Ended September 30, 2012^	11.68	0.24	(d)	(0.48)	(0.24)	—	—	—	—	11.44	304,935	(2.05)	0.73	0.73	4.34	14
Year Ended March 31, 2012	13.52	0.38	(d)	(1.77)	(1.39)	(0.45)	—	—	(0.45)	11.68	339,763	(9.78)	0.72	0.72	3.15	31
Year Ended March 31, 2011	12.72	0.33	(d)	0.86	1.19	(0.39)	—	—	(0.39)	13.52	478,223	9.55	0.66	0.66	2.65	43
Year Ended March 31, 2010	8.75	0.34		4.03	4.37	(0.40)	—	—	(0.40)	12.72	839,582	49.93	0.64	0.64	2.46	36
Year Ended March 31, 2009	17.82	0.60		(9.05)	(8.45)	(0.62)	—	—	(0.62)	8.75	726,931	(47.89)	0.61	0.61	3.63	47
Year Ended March 31, 2008	18.64	0.53		(0.86)	(0.33)	(0.49)	—	—	(0.49)	17.82	958,514	(2.03)	0.59	0.59	2.74	13
A Shares
Period Ended September 30, 2012^	11.59	0.22	(d)	(0.47)	(0.25)	—	—	—	—	11.34	2,368	(2.16)	0.99	0.99	4.06	14
Year Ended March 31, 2012	13.40	0.38	(d)	(1.79)	(1.41)	(0.40)	—	—	(0.40)	11.59	2,529	(10.05)	1.02	1.02	3.11	31
Year Ended March 31, 2011	12.61	0.28	(d)	0.86	1.14	(0.35)	—	—	(0.35)	13.40	4,459	9.23	0.92	0.92	2.25	43
Year Ended March 31, 2010	8.69	0.25		4.05	4.30	(0.38)	—	—	(0.38)	12.61	5,998	49.46	0.94	0.94	1.72	36
Year Ended March 31, 2009	17.67	0.52		(8.93)	(8.41)	(0.57)	—	—	(0.57)	8.69	2,533	(48.04)	0.91	0.91	3.48	47
Year Ended March 31, 2008	18.49	0.46		(0.84)	(0.38)	(0.44)	—	—	(0.44)	17.67	6,052	(2.29)	0.89	0.89	2.40	13

See Notes to Financial Statements.

53

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
Large Cap Core Growth Stock Fund
I Shares
Period Ended September 30, 2012^	$14.80	$0.04	(d)	$0.15	$0.19	$—	$—		$—	$—	$14.99	$30,702	1.28%	1.08%	1.09%	0.54%	21%
Year Ended March 31, 2012	14.28	0.06	(d)	0.51 (e)	0.57	(0.05)	—		—	(0.05)	14.80	38,808	4.05	1.02	1.02	0.41	85
Year Ended March 31, 2011	13.01	0.15	(d)	1.28	1.43	(0.16)	—		—	(0.16)	14.28	348,113	11.08	0.93	0.93	1.15	136
Year Ended March 31, 2010	8.98	0.12		4.03	4.15	(0.12)	—		—	(0.12)	13.01	422,673	46.42	0.83	0.92	1.04	81
Year Ended March 31, 2009	14.25	0.19		(5.28)	(5.09)	(0.18)	—		—	(0.18)	8.98	361,038	(35.88)	0.87	0.88	1.35	89
Year Ended March 31, 2008	17.79	0.21		(1.81)	(1.60)	(0.21)	—	(f)	(1.73)	(1.94)	14.25	1,239,965	(10.32)	0.86	0.86	1.23	78
A Shares
Period Ended September 30, 2012^	14.93	0.02	(d)	0.16	0.18	—	—		—	—	15.11	15,273	1.21	1.31	1.31	0.31	21
Year Ended March 31, 2012	14.43	0.02	(d)	0.51 (e)	0.53	(0.03)	—		—	(0.03)	14.93	16,301	3.71	1.32	1.32	0.14	85
Year Ended March 31, 2011	13.15	0.12	(d)	1.28	1.40	(0.12)	—		—	(0.12)	14.43	18,880	10.77	1.18	1.18	0.89	136
Year Ended March 31, 2010	9.08	0.09		4.08	4.17	(0.10)	—		—	(0.10)	13.15	21,511	46.11	1.08	1.17	0.79	81
Year Ended March 31, 2009	14.40	0.14		(5.31)	(5.17)	(0.15)	—		—	(0.15)	9.08	17,254	(36.02)	1.12	1.12	1.13	89
Year Ended March 31, 2008	17.97	0.17		(1.84)	(1.67)	(0.17)	—	(f)	(1.73)	(1.90)	14.40	35,341	(10.60)	1.11	1.11	0.97	78
C Shares
Period Ended September 30, 2012^	14.41	(0.03	)(d)	0.15	0.12	—	—		—	—	14.53	16,662	0.83	2.04	2.04	(0.42)	21
Year Ended March 31, 2012	14.00	(0.08	)(d)	0.49 (e)	0.41	— (f)	—		—	— (f)	14.41	18,044	2.96	2.07	2.07	(0.62)	85
Year Ended March 31, 2011	12.76	0.02	(d)	1.25	1.27	(0.03)	—		—	(0.03)	14.00	22,185	9.99	1.93	1.93	0.13	136
Year Ended March 31, 2010	8.84	—		3.97	3.97	(0.05)	—		—	(0.05)	12.76	26,275	44.99	1.83	1.92	0.04	81
Year Ended March 31, 2009	14.03	0.05		(5.17)	(5.12)	(0.07)	—		—	(0.07)	8.84	21,571	(36.51)	1.87	1.87	0.38	89
Year Ended March 31, 2008	17.56	0.04		(1.79)	(1.75)	(0.05)	—	(f)	(1.73)	(1.78)	14.03	46,342	(11.27)	1.86	1.86	0.23	78

Large Cap Growth Stock Fund
I Shares
Period Ended September 30, 2012^	12.95	—	(d)(f)	(0.13)	(0.13)	—	—		—	—	12.82	217,514	(1.00)	1.01	1.01	(0.04)	6
Year Ended March 31, 2012	11.55	(0.02	)(d)	1.42	1.40	—	—		—	—	12.95	261,090	12.12	1.07	1.07	(0.17)	19
Year Ended March 31, 2011	9.59	0.01	(d)	1.95	1.96	— (f)	—		—	—	11.55	406,017	20.48	1.04	1.06	0.06	30
Year Ended March 31, 2010	6.57	0.01		3.02	3.03	(0.01)	—		—	(0.01)	9.59	443,918	46.20	0.99	1.04	0.19	62
Year Ended March 31, 2009	9.95	0.04		(3.33)	(3.29)	(0.04)	—		(0.05)	(0.09)	6.57	439,356	(33.16)	0.99	1.03	0.54	85
Year Ended March 31, 2008	12.86	0.05		0.49	0.54	(0.05)	—		(3.40)	(3.45)	9.95	633,291	0.92	1.00	1.01	0.45	109
A Shares
Period Ended September 30, 2012^	11.96	(0.02	)(d)	(0.12)	(0.14)	—	—		—	—	11.82	43,072	(1.17)	1.33	1.33	(0.36)	6
Year Ended March 31, 2012	10.70	(0.05	)(d)	1.31	1.26	—	—		—	—	11.96	45,854	11.78	1.37	1.37	(0.45)	19
Year Ended March 31, 2011	8.91	(0.02	)(d)	1.81	1.79	—	—		—	—	10.70	46,358	20.09	1.34	1.36	(0.24)	30
Year Ended March 31, 2010	6.11	(0.01)		2.81	2.80	—	—		—	—	8.91	44,994	45.90	1.29	1.34	(0.11)	62
Year Ended March 31, 2009	9.27	0.02		(3.11)	(3.09)	(0.02)	—		(0.05)	(0.07)	6.11	35,431	(33.40)	1.30	1.33	0.19	85
Year Ended March 31, 2008	12.19	0.02		0.49	0.51	(0.03)	—		(3.40)	(3.43)	9.27	66,115	0.68	1.30	1.31	0.16	109
C Shares
Period Ended September 30, 2012^	10.52	(0.05	)(d)	(0.11)	(0.16)	—	—		—	—	10.36	16,191	(1.52)	1.99	1.99	(1.02)	6
Year Ended March 31, 2012	9.48	(0.11	)(d)	1.15	1.04	—	—		—	—	10.52	17,363	10.97	2.07	2.07	(1.15)	19
Year Ended March 31, 2011	7.94	(0.08	)(d)	1.62	1.54	—	—		—	—	9.48	17,680	19.40	2.04	2.06	(0.94)	30
Year Ended March 31, 2010	5.49	(0.06)		2.51	2.45	—	—		—	—	7.94	17,516	44.63	1.99	2.04	(0.81)	62
Year Ended March 31, 2009	8.37	(0.04)		(2.78)	(2.82)	(0.01)	—		(0.05)	(0.06)	5.49	14,046	(33.77)	2.00	2.03	(0.52)	85
Year Ended March 31, 2008	11.36	(0.06)		0.48	0.42	(0.01)	—		(3.40)	(3.41)	8.37	27,949	(0.08)	2.00	2.01	(0.54)	109

See Notes to Financial Statements.

54

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income		Distributions from Tax Return of Capital	Distributions from Realized Capital Gains		Total Dividends and Distributions		Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
Large Cap Value Equity Fund
I Shares
Period Ended September 30, 2012^	$13.77	$0.11	(d)	$0.16 (e)	$0.27	$(0.06)		$—	$—		$(0.06)		$13.98	$1,474,137	2.02%	0.84%	0.84%	1.63%	44%
Year Ended March 31, 2012	13.47	0.22	(d)	0.28	0.50	(0.20)		—	—		(0.20)		13.77	1,985,434	3.92	0.82	0.82	1.74	110
Year Ended March 31, 2011	11.71	0.18	(d)	1.75	1.93	(0.17)		—	—		(0.17)		13.47	1,348,969	16.69	0.83	0.83	1.48	134
Year Ended March 31, 2010	7.99	0.17		3.72	3.89	(0.17)		—	—		(0.17)		11.71	1,288,962	49.03	0.81	0.82	1.67	105
Year Ended March 31, 2009	12.35	0.25		(4.36)	(4.11)	(0.25)		—	—		(0.25)		7.99	998,608	(33.65)	0.82	0.82	2.50	114
Year Ended March 31, 2008	15.13	0.28		(1.16)	(0.88)	(0.28)		—	(1.62)		(1.90)		12.35	898,491	(7.07)	0.83	0.83	1.93	116
A Shares
Period Ended September 30, 2012^	13.70	0.09	(d)	0.16 (e)	0.25	(0.05)		—	—		(0.05)		13.90	253,535	1.88	1.14	1.21	1.33	44
Year Ended March 31, 2012	13.41	0.19	(d)	0.27	0.46	(0.17)		—	—		(0.17)		13.70	233,782	3.58	1.12	1.12	1.50	110
Year Ended March 31, 2011	11.66	0.15	(d)	1.74	1.89	(0.14)		—	—		(0.14)		13.41	80,048	16.37	1.13	1.13	1.20	134
Year Ended March 31, 2010	7.96	0.14		3.71	3.85	(0.15)		—	—		(0.15)		11.66	33,805	48.59	1.11	1.12	1.37	105
Year Ended March 31, 2009	12.30	0.24		(4.36)	(4.12)	(0.22)		—	—		(0.22)		7.96	24,385	(33.83)	1.12	1.12	2.17	114
Year Ended March 31, 2008	15.08	0.24		(1.16)	(0.92)	(0.24)		—	(1.62)		(1.86)		12.30	47,400	(7.37)	1.13	1.13	1.63	116
C Shares
Period Ended September 30, 2012^	13.50	0.04	(d)	0.17 (e)	0.21	(0.03)		—	—		(0.03)		13.68	15,654	1.57	1.79	1.79	0.67	44
Year Ended March 31, 2012	13.21	0.08	(d)	0.29	0.37	(0.08)		—	—		(0.08)		13.50	17,027	2.86	1.82	1.82	0.68	110
Year Ended March 31, 2011	11.49	0.06	(d)	1.72	1.78	(0.06)		—	—		(0.06)		13.21	18,686	15.53	1.83	1.83	0.48	134
Year Ended March 31, 2010	7.87	0.07		3.65	3.72	(0.10)		—	—		(0.10)		11.49	19,823	47.43	1.81	1.82	0.67	105
Year Ended March 31, 2009	12.16	0.16		(4.31)	(4.15)	(0.14)		—	—		(0.14)		7.87	15,410	(34.28)	1.82	1.82	1.46	114
Year Ended March 31, 2008	14.92	0.14		(1.14)	(1.00)	(0.14)		—	(1.62)		(1.76)		12.16	29,329	(7.93)	1.83	1.83	0.92	116

Mid-Cap Value Equity Fund
I Shares
Period Ended September 30, 2012^	11.07	0.08	(d)	0.09	0.17	(0.03)		—	—		(0.03)		11.21	1,668,432	1.60	1.04	1.04	1.48	64
Year Ended March 31, 2012	12.70	0.17	(d)	(0.66)	(0.49)	(0.17)		—	(0.97)		(1.14)		11.07	1,679,244	(2.33)	1.04	1.04	1.56	182
Year Ended March 31, 2011	11.17	0.10	(d)	2.26	2.36	(0.09)		—	(0.74)		(0.83)		12.70	1,710,610	21.89	1.04	1.04	0.91	170
Year Ended March 31, 2010	6.45	0.11		4.73	4.84	(0.12)		—	—		(0.12)		11.17	803,168	75.36	1.03	1.04	1.11	195
Year Ended March 31, 2009	9.58	0.14	(d)	(3.13)	(2.99)	(0.14)		—	—		(0.14)		6.45	231,035	(31.46)	1.07	1.07	1.76	213
Year Ended March 31, 2008	13.02	0.19	(d)	(1.18)	(0.99)	(0.18	)(g)	—	(2.27	)(g)	(2.45	)(g)	9.58	257,978	(9.75)	1.06	1.06	1.52	221
A Shares
Period Ended September 30, 2012^	10.99	0.06	(d)	0.10	0.16	(0.03)		—	—		(0.03)		11.12	420,878	1.44	1.34	1.37	1.18	64
Year Ended March 31, 2012	12.62	0.15	(d)	(0.67)	(0.52)	(0.14)		—	(0.97)		(1.11)		10.99	433,674	(2.63)	1.34	1.34	1.40	182
Year Ended March 31, 2011	11.11	0.08	(d)	2.24	2.32	(0.07)		—	(0.74)		(0.81)		12.62	252,165	21.55	1.35	1.35	0.70	170
Year Ended March 31, 2010	6.42	0.09		4.70	4.79	(0.10)		—	—		(0.10)		11.11	36,756	74.87	1.32	1.34	0.70	195
Year Ended March 31, 2009	9.53	0.12	(d)	(3.12)	(3.00)	(0.11)		—	—		(0.11)		6.42	2,912	(31.64)	1.37	1.37	1.36	213
Year Ended March 31, 2008	12.97	0.12	(d)	(1.14)	(1.02)	(0.15	)(g)	—	(2.27	)(g)	(2.42	)(g)	9.53	7,774	(10.03)	1.36	1.36	1.04	221
C Shares
Period Ended September 30, 2012^	10.85	0.03	(d)	0.09	0.12	(0.01)		—	—		(0.01)		10.96	43,013	1.10	1.95	1.95	0.57	64
Year Ended March 31, 2012	12.48	0.07	(d)	(0.66)	(0.59)	(0.07)		—	(0.97)		(1.04)		10.85	42,272	(3.32)	2.04	2.04	0.65	182
Year Ended March 31, 2011	11.02	—	(d)	2.21	2.21	(0.01)		—	(0.74)		(0.75)		12.48	24,496	20.71	2.04	2.04	(0.04)	170
Year Ended March 31, 2010	6.38	0.02		4.67	4.69	(0.05)		—	—		(0.05)		11.02	5,853	73.71	2.03	2.04	0.13	195
Year Ended March 31, 2009	9.47	0.06	(d)	(3.10)	(3.04)	(0.05)		—	—		(0.05)		6.38	1,949	(32.09)	2.07	2.07	0.72	213
Year Ended March 31, 2008	12.91	0.07	(d)	(1.18)	(1.11)	(0.06	)(g)	—	(2.27	)(g)	(2.33	)(g)	9.47	4,049	(10.72)	2.06	2.06	0.57	221

See Notes to Financial Statements.

55

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
Select Large Cap Growth Stock Fund
I Shares
Period Ended September 30, 2012^	$33.89	$(0.03	)(d)	$(0.57)	$(0.60)	$—	$—	$—	$—	$33.29	$25,741	(1.77)%	1.08%	1.08%	(0.19)%	22%
Year Ended March 31, 2012	32.51	(0.04	)(d)	2.24	2.20	—	—	(0.82)	(0.82)	33.89	34,499	7.31	1.05	1.05	(0.13)	66
Year Ended March 31, 2011	27.79	0.02	(d)	4.70	4.72	—	—	—	—	32.51	80,589	16.98	0.99	0.99	0.07	72
Year Ended March 31, 2010	19.74	0.04		8.03	8.07	(0.02)	— (f)	—	(0.02)	27.79	114,100	40.93	0.96	0.96	0.18	65
Year Ended March 31, 2009	28.32	0.09		(8.60)	(8.51)	(0.06)	(0.01)	—	(0.07)	19.74	95,540	(30.06)	0.95	0.96	0.45	65
Year Ended March 31, 2008	26.92	0.08	(d)	1.35	1.43	(0.03)	—	—	(0.03)	28.32	96,704	5.30	0.94	0.95	0.28	62
A Shares
Period Ended September 30, 2012^	33.28	(0.07	)(d)	(0.56)	(0.63)	—	—	—	—	32.65	776	(1.89)	1.36	1.36	(0.44)	22
Year Ended March 31, 2012	32.04	(0.13	)(d)	2.19	2.06	—	—	(0.82)	(0.82)	33.28	796	6.98	1.36	1.36	(0.43)	66
Year Ended March 31, 2011	27.47	(0.06	)(d)	4.63	4.57	—	—	—	—	32.04	698	16.64	1.29	1.29	(0.21)	72
Year Ended March 31, 2010	19.54	(0.03)		7.97	7.94	(0.01)	— (f)	—	(0.01)	27.47	244	40.65	1.25	1.26	(0.10)	65
Year Ended March 31, 2009	28.06	0.02		(8.52)	(8.50)	(0.01)	(0.01)	—	(0.02)	19.54	175	(30.28)	1.25	1.25	0.04	65
Year Ended March 31, 2008	26.73	—	(d)(f)	1.33	1.33	—	—	—	—	28.06	556	4.98	1.24	1.25	—	62
C Shares
Period Ended September 30, 2012^	29.90	(0.16	)(d)	(0.51)	(0.67)	—	—	—	—	29.23	14,800	(2.24)	2.06	2.06	(1.14)	22
Year Ended March 31, 2012	29.08	(0.31	)(d)	1.95	1.64	—	—	(0.82)	(0.82)	29.90	16,053	6.24	2.06	2.06	(1.13)	66
Year Ended March 31, 2011	25.10	(0.23	)(d)	4.21	3.98	—	—	—	—	29.08	18,332	15.86	1.99	1.99	(0.92)	72
Year Ended March 31, 2010	17.99	(0.19)		7.30	7.11	—	— (f)	—	—	25.10	19,040	39.52	1.96	1.96	(0.81)	65
Year Ended March 31, 2009	25.98	(0.14)		(7.85)	(7.99)	—	—	—	—	17.99	15,237	(30.75)	1.95	1.95	(0.59)	65
Year Ended March 31, 2008	24.93	(0.20	)(d)	1.25	1.05	—	—	—	—	25.98	26,596	4.21	1.95	1.95	(0.74)	62

Small Cap Growth Stock Fund
I Shares
Period Ended September 30, 2012^	17.21	—	(d)(f)	0.35	0.35	—	—	—	—	17.56	240,345	2.09	1.23	1.23	0.05	28
Year Ended March 31, 2012	17.17	(0.10	)(d)	0.14 (e)	0.04	—	—	—	—	17.21	267,694	0.23	1.23	1.23	(0.62)	71
Year Ended March 31, 2011	13.32	(0.11	)(d)	3.96	3.85	—	—	—	—	17.17	408,399	28.90	1.23	1.23	(0.81)	112
Year Ended March 31, 2010	8.52	(0.09)		4.89	4.80	—	—	—	—	13.32	358,947	56.34	1.22	1.22	(0.76)	103
Year Ended March 31, 2009	13.53	(0.04)		(4.97)	(5.01)	—	—	—	—	8.52	273,548	(37.03)	1.21	1.21	(0.30)	157
Year Ended March 31, 2008	20.61	(0.11	)(d)	(0.33)	(0.44)	—	(0.11)	(6.53)	(6.64)	13.53	490,675	(7.09)	1.19	1.20	(0.57)	126
A Shares
Period Ended September 30, 2012^	16.18	(0.01	)(d)	0.32	0.31	—	—	—	—	16.49	9,703	1.92	1.47	1.47	(0.15)	28
Year Ended March 31, 2012	16.19	(0.14	)(d)	0.13 (e)	(0.01)	—	—	—	—	16.18	10,032	(0.06)	1.54	1.54	(0.91)	71
Year Ended March 31, 2011	12.59	(0.15	)(d)	3.75	3.60	—	—	—	—	16.19	12,235	28.59	1.53	1.53	(1.11)	112
Year Ended March 31, 2010	8.08	(0.12)		4.63	4.51	—	—	—	—	12.59	11,517	55.82	1.52	1.52	(1.06)	103
Year Ended March 31, 2009	12.88	(0.08)		(4.72)	(4.80)	—	—	—	—	8.08	8,294	(37.27)	1.51	1.51	(0.60)	157
Year Ended March 31, 2008	19.96	(0.16	)(d)	(0.28)	(0.44)	—	(0.11)	(6.53)	(6.64)	12.88	16,490	(7.33)	1.49	1.50	(0.87)	126
C Shares
Period Ended September 30, 2012^	13.91	(0.06	)(d)	0.28	0.22	—	—	—	—	14.13	6,835	1.58	2.16	2.16	(0.92)	28
Year Ended March 31, 2012	14.01	(0.21	)(d)	0.11 (e)	(0.10)	—	—	—	—	13.91	8,129	(0.71)	2.24	2.24	(1.61)	71
Year Ended March 31, 2011	10.98	(0.21	)(d)	3.24	3.03	—	—	—	—	14.01	9,636	27.60	2.23	2.23	(1.81)	112
Year Ended March 31, 2010	7.10	(0.17)		4.05	3.88	—	—	—	—	10.98	8,827	54.65	2.22	2.22	(1.76)	103
Year Ended March 31, 2009	11.38	(0.15)		(4.13)	(4.28)	—	—	—	—	7.10	6,567	(37.61)	2.21	2.21	(1.30)	157
Year Ended March 31, 2008	18.46	(0.27	)(d)	(0.17)	(0.44)	—	(0.11)	(6.53)	(6.64)	11.38	14,323	(7.98)	2.20	2.21	(1.57)	126

See Notes to Financial Statements.

56

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
Small Cap Value Equity Fund
I Shares
Period Ended September 30, 2012^	$13.80	$0.13	(d)	$(0.28)		$(0.15)	$(0.05)	$—		$—	$(0.05)	$13.60	$1,230,726	(1.10)%	1.18%	1.18%	1.96%	7%
Year Ended March 31, 2012	14.54	0.12	(d)	(0.07	)(e)	0.05	(0.12)	—		(0.67)	(0.79)	13.80	1,169,093	1.15	1.20	1.20	0.92	46
Year Ended March 31, 2011	11.76	0.10	(d)	2.79		2.89	(0.11)	—		—	(0.11)	14.54	1,002,005	24.68	1.21	1.21	0.82	72
Year Ended March 31, 2010	7.57	0.11		4.20		4.31	(0.12)	—		—	(0.12)	11.76	612,490	57.15	1.21	1.21	1.29	62
Year Ended March 31, 2009	11.17	0.16		(3.44)		(3.28)	(0.16)	—		(0.16)	(0.32)	7.57	316,142	(29.61)	1.21	1.22	1.61	71
Year Ended March 31, 2008	17.35	0.18		(1.65)		(1.47)	(0.17)	—		(4.54)	(4.71)	11.17	469,424	(11.23)	1.19	1.19	1.20	75
A Shares
Period Ended September 30, 2012^	13.58	0.11	(d)	(0.28)		(0.17)	(0.04)	—		—	(0.04)	13.37	168,427	(1.27)	1.49	1.49	1.62	7
Year Ended March 31, 2012	14.33	0.08	(d)	(0.08	)(e)	—	(0.08)	—		(0.67)	(0.75)	13.58	169,100	0.81	1.50	1.50	0.63	46
Year Ended March 31, 2011	11.59	0.06	(d)	2.75		2.81	(0.07)	—		—	(0.07)	14.33	103,365	24.38	1.52	1.52	0.48	72
Year Ended March 31, 2010	7.47	0.07		4.15		4.22	(0.10)	—		—	(0.10)	11.59	17,826	56.66	1.50	1.50	1.00	62
Year Ended March 31, 2009	11.03	0.13		(3.40)		(3.27)	(0.13)	—		(0.16)	(0.29)	7.47	2,243	(29.83)	1.49	1.50	1.34	71
Year Ended March 31, 2008	17.20	0.14		(1.63)		(1.49)	(0.14)	—		(4.54)	(4.68)	11.03	4,887	(11.48)	1.44	1.44	0.94	75
C Shares
Period Ended September 30, 2012^	12.98	0.06	(d)	(0.26)		(0.20)	(0.01)	—		—	(0.01)	12.77	34,996	(1.50)	2.08	2.08	1.02	7
Year Ended March 31, 2012	13.76	(0.01	)(d)	(0.08	)(e)	(0.09)	(0.02)	—		(0.67)	(0.69)	12.98	38,107	0.12	2.20	2.20	(0.08)	46
Year Ended March 31, 2011	11.15	(0.02	)(d)	2.64		2.62	(0.01)	—		—	(0.01)	13.76	32,074	23.51	2.21	2.21	(0.18)	72
Year Ended March 31, 2010	7.20	0.02		3.97		3.99	(0.04)	—		—	(0.04)	11.15	17,601	55.48	2.21	2.21	0.30	62
Year Ended March 31, 2009	10.65	0.09		(3.28)		(3.19)	(0.10)	—		(0.16)	(0.26)	7.20	11,091	(30.14)	1.89	1.89	0.94	71
Year Ended March 31, 2008	16.76	0.14		(1.57)		(1.43)	(0.14)	—		(4.54)	(4.68)	10.65	22,243	(11.41)	1.44	1.45	0.94	75

Aggressive Growth Allocation Strategy(h)
I Shares
Period Ended September 30, 2012^	8.50	0.02	(d)	(0.09)		(0.07)	(0.01)	—		—	(0.01)	8.42	18,332	(0.76)	0.30	0.67	0.45	23
Year Ended March 31, 2012	8.57	0.08	(d)	(0.02)		0.06	(0.13)	—		—	(0.13)	8.50	18,993	0.89	0.20	0.45	0.98	55
Year Ended March 31, 2011	7.43	0.05	(d)	1.18		1.23	(0.09)	—		—	(0.09)	8.57	22,524	16.73	0.20	0.52	0.71	19
Year Ended March 31, 2010	5.06	0.10		2.36		2.46	(0.09)	—		—	(0.09)	7.43	22,335	48.74	—	0.33	1.41	23
Year Ended March 31, 2009	10.37	0.11		(3.68)		(3.57)	(0.13)	—	(f)	(1.61)	(1.74)	5.06	13,411	(35.39)	0.20	0.23	1.32	25
Year Ended March 31, 2008	13.00	0.14	(d)	(0.46)		(0.32)	(0.41)	—		(1.90)	(2.31)	10.37	28,514	(4.59)	0.19	0.20	1.04	46
A Shares
Period Ended September 30, 2012^	8.43	0.01	(d)	(0.08)		(0.07)	(0.01)	—		—	(0.01)	8.35	4,360	(0.84)	0.57	0.88	0.17	23
Year Ended March 31, 2012	8.52	0.05	(d)	(0.03)		0.02	(0.11)	—		—	(0.11)	8.43	4,982	0.42	0.50	0.75	0.61	55
Year Ended March 31, 2011	7.38	0.04	(d)	1.17		1.21	(0.07)	—		—	(0.07)	8.52	4,655	16.48	0.50	0.84	0.51	19
Year Ended March 31, 2010	5.04	0.07		2.34		2.41	(0.07)	—		—	(0.07)	7.38	2,438	48.02	—	0.63	1.03	23
Year Ended March 31, 2009	10.33	0.09		(3.66)		(3.57)	(0.11)	—	(f)	(1.61)	(1.72)	5.04	1,815	(35.50)	0.50	0.53	1.07	25
Year Ended March 31, 2008	12.97	0.13	(d)	(0.49)		(0.36)	(0.38)	—		(1.90)	(2.28)	10.33	3,067	(4.88)	0.49	0.50	0.94	46
C Shares
Period Ended September 30, 2012^	8.28	(0.02	)(d)	(0.08)		(0.10)	—	—		—	—	8.18	769	(1.21)	1.23	1.55	(0.49)	23
Year Ended March 31, 2012	8.39	(0.01	)(d)	(0.02)		(0.03)	(0.08)	—		—	(0.08)	8.28	811	(0.21)	1.20	1.45	(0.12)	55
Year Ended March 31, 2011	7.30	(0.02	)(d)	1.16		1.14	(0.05)	—		—	(0.05)	8.39	1,059	15.70	1.20	1.52	(0.33)	19
Year Ended March 31, 2010	5.00	0.03		2.32		2.35	(0.05)	—		—	(0.05)	7.30	1,554	47.14	—	1.33	0.37	23
Year Ended March 31, 2009	10.29	0.03		(3.65)		(3.62)	(0.06)	—	(f)	(1.61)	(1.67)	5.00	1,076	(36.04)	1.20	1.23	0.39	25
Year Ended March 31, 2008	12.98	0.04	(d)	(0.49)		(0.45)	(0.34)	—		(1.90)	(2.24)	10.29	1,767	(5.56)	1.19	1.21	0.27	46

See Notes to Financial Statements.

57

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
Conservative Allocation Strategy(h)
I Shares
Period Ended September 30, 2012^	$12.27	$0.11	(d)	$0.17	$0.28	$(0.06)	$—	$—	$(0.06)	$12.49	$25,061	2.28%	0.24%	0.37%	1.71%	12%
Year Ended March 31, 2012	12.07	0.27	(d)	0.38	0.65	(0.34)	—	(0.11)	(0.45)	12.27	21,585	5.61	0.20	0.40	2.24	28
Year Ended March 31, 2011	11.51	0.28	(d)	0.75	1.03	(0.46)	—	(0.01)	(0.47)	12.07	12,897	9.15	0.20	0.66	2.41	28
Year Ended March 31, 2010	9.81	0.27		1.72	1.99	(0.28)	—	(0.01)	(0.29)	11.51	6,310	20.51	0.20	0.53	2.61	29
Year Ended March 31, 2009	11.11	0.44		(1.10)	(0.66)	(0.50)	—	(0.14)	(0.64)	9.81	3,778	(6.06)	0.20	0.36	4.08	48
Year Ended March 31, 2008	11.37	0.44		(0.10)	0.34	(0.44)	—	(0.16)	(0.60)	11.11	5,177	3.02	0.18	0.30	3.98	47
A Shares
Period Ended September 30, 2012^	12.26	0.09	(d)	0.18	0.27	(0.05)	—	—	(0.05)	12.48	20,012	2.19	0.53	0.67	1.40	12
Year Ended March 31, 2012	12.06	0.22	(d)	0.39	0.61	(0.30)	—	(0.11)	(0.41)	12.26	24,322	5.32	0.50	0.70	1.83	28
Year Ended March 31, 2011	11.51	0.28	(d)	0.71	0.99	(0.43)	—	(0.01)	(0.44)	12.06	8,371	8.73	0.50	0.96	2.35	28
Year Ended March 31, 2010	9.81	0.23		1.74	1.97	(0.26)	—	(0.01)	(0.27)	11.51	3,137	20.25	0.50	0.89	2.27	29
Year Ended March 31, 2009	11.12	0.41		(1.11)	(0.70)	(0.47)	—	(0.14)	(0.61)	9.81	584	(6.42)	0.50	0.67	3.81	48
Year Ended March 31, 2008	11.38	0.44		(0.13)	0.31	(0.41)	—	(0.16)	(0.57)	11.12	663	2.75	0.49	0.61	3.63	47
C Shares
Period Ended September 30, 2012^	12.18	0.04	(d)	0.19	0.23	(0.03)	—	—	(0.03)	12.38	13,954	1.80	1.23	1.35	0.71	12
Year Ended March 31, 2012	11.99	0.15	(d)	0.38	0.53	(0.23)	—	(0.11)	(0.34)	12.18	12,447	4.56	1.20	1.40	1.27	28
Year Ended March 31, 2011	11.44	0.17	(d)	0.74	0.91	(0.35)	—	(0.01)	(0.36)	11.99	7,305	8.07	1.20	1.65	1.47	28
Year Ended March 31, 2010	9.77	0.16		1.71	1.87	(0.19)	—	(0.01)	(0.20)	11.44	4,294	19.29	1.20	1.52	1.61	29
Year Ended March 31, 2009	11.09	0.31		(1.08)	(0.77)	(0.41)	—	(0.14)	(0.55)	9.77	1,973	(7.08)	1.20	1.37	3.17	48
Year Ended March 31, 2008	11.37	0.34		(0.11)	0.23	(0.35)	—	(0.16)	(0.51)	11.09	840	2.03	1.18	1.31	2.94	47

Growth Allocation Strategy(h)
I Shares
Period Ended September 30, 2012^	10.64	0.05	(d)	0.04	0.09	(0.03)	—	—	(0.03)	10.70	58,908	0.88	0.30	0.42	0.90	7
Year Ended March 31, 2012	10.56	0.15	(d)	0.15	0.30	(0.22)	—	—	(0.22)	10.64	57,078	3.06	0.20	0.26	1.53	49
Year Ended March 31, 2011	9.52	0.14	(d)	1.13	1.27	(0.23)	—	—	(0.23)	10.56	55,332	13.58	0.20	0.31	1.44	25
Year Ended March 31, 2010	7.02	0.15		2.50	2.65	(0.15)	—	—	(0.15)	9.52	54,407	37.92	0.19	0.24	1.70	21
Year Ended March 31, 2009	11.31	0.23		(2.99)	(2.76)	(0.26)	—	(1.27)	(1.53)	7.02	40,472	(25.01)	0.20	0.21	2.41	28
Year Ended March 31, 2008	12.89	0.28		(0.44)	(0.16)	(0.45)	—	(0.97)	(1.42)	11.31	69,704	(2.16)	0.17	0.17	2.02	50
A Shares
Period Ended September 30, 2012^	10.61	0.03	(d)	0.04	0.07	(0.02)	—	—	(0.02)	10.66	10,227	0.71	0.56	0.62	0.64	7
Year Ended March 31, 2012	10.53	0.12	(d)	0.15	0.27	(0.19)	—	—	(0.19)	10.61	11,092	2.76	0.50	0.56	1.22	49
Year Ended March 31, 2011	9.48	0.13	(d)	1.12	1.25	(0.20)	—	—	(0.20)	10.53	10,934	13.35	0.50	0.61	1.35	25
Year Ended March 31, 2010	7.00	0.13		2.48	2.61	(0.13)	—	—	(0.13)	9.48	3,638	37.46	0.49	0.54	1.39	21
Year Ended March 31, 2009	11.28	0.20		(2.98)	(2.78)	(0.23)	—	(1.27)	(1.50)	7.00	2,776	(25.21)	0.49	0.50	2.07	28
Year Ended March 31, 2008	12.87	0.20		(0.40)	(0.20)	(0.42)	—	(0.97)	(1.39)	11.28	5,031	(2.47)	0.47	0.47	1.62	50
C Shares
Period Ended September 30, 2012^	10.48	(0.00	)(d)	0.04	0.04	(0.01)	—	—	(0.01)	10.51	2,590	0.35	1.23	1.28	(0.02)	7
Year Ended March 31, 2012	10.41	0.05	(d)	0.15	0.20	(0.13)	—	—	(0.13)	10.48	2,793	2.03	1.20	1.26	0.50	49
Year Ended March 31, 2011	9.38	0.04	(d)	1.12	1.16	(0.13)	—	—	(0.13)	10.41	3,063	12.50	1.20	1.31	0.43	25
Year Ended March 31, 2010	6.94	0.07		2.46	2.53	(0.09)	—	—	(0.09)	9.38	3,234	36.53	1.19	1.24	0.69	21
Year Ended March 31, 2009	11.22	0.14		(2.98)	(2.84)	(0.17)	—	(1.27)	(1.44)	6.94	2,844	(25.88)	1.19	1.20	1.37	28
Year Ended March 31, 2008	12.83	0.15		(0.44)	(0.29)	(0.35)	—	(0.97)	(1.32)	11.22	5,584	(3.14)	1.17	1.17	1.12	50

See Notes to Financial Statements.

58

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
Moderate Allocation Strategy(h)
I Shares
Period Ended September 30, 2012^	$10.77	$0.07	(d)	$0.10	$0.17	$(0.04)	$—	$—	$(0.04)	$10.90	$145,819	1.61%	0.30%	0.32%	1.32%	5%
Year Ended March 31, 2012	10.60	0.20	(d)	0.27	0.47	(0.28)	—	(0.02)	(0.30)	10.77	133,382	4.63	0.20	0.22	1.96	38
Year Ended March 31, 2011	9.84	0.20	(d)	0.90	1.10	(0.34)	—	—	(0.34)	10.60	122,804	11.45	0.20	0.23	2.00	33
Year Ended March 31, 2010	7.76	0.20		2.09	2.29	(0.21)	—	—	(0.21)	9.84	125,016	29.66	0.19	0.21	2.22	21
Year Ended March 31, 2009	10.38	0.29		(2.07)	(1.78)	(0.34)	—	(0.50)	(0.84)	7.76	103,606	(17.47)	0.20	0.21	3.11	31
Year Ended March 31, 2008	10.88	0.31		(0.25)	0.06	(0.39)	—	(0.17)	(0.56)	10.38	147,784	0.30	0.17	0.17	2.87	40
A Shares
Period Ended September 30, 2012^	10.75	0.06	(d)	0.09	0.15	(0.03)	—	—	(0.03)	10.87	19,823	1.44	0.54	0.55	1.08	5
Year Ended March 31, 2012	10.58	0.18	(d)	0.26	0.44	(0.25)	—	(0.02)	(0.27)	10.75	20,366	4.33	0.50	0.52	1.70	38
Year Ended March 31, 2011	9.82	0.18	(d)	0.89	1.07	(0.31)	—	—	(0.31)	10.58	14,416	11.11	0.50	0.53	1.79	33
Year Ended March 31, 2010	7.75	0.17		2.08	2.25	(0.18)	—	—	(0.18)	9.82	8,615	29.23	0.49	0.51	1.91	21
Year Ended March 31, 2009	10.37	0.25		(2.06)	(1.81)	(0.31)	—	(0.50)	(0.81)	7.75	5,845	(17.72)	0.50	0.51	2.81	31
Year Ended March 31, 2008	10.88	0.28		(0.25)	0.03	(0.37)	—	(0.17)	(0.54)	10.37	8,632	(0.02)	0.47	0.48	2.59	40
C Shares
Period Ended September 30, 2012^	10.69	0.02	(d)	0.10	0.12	(0.01)	—	—	(0.01)	10.80	14,207	1.17	1.20	1.21	0.41	5
Year Ended March 31, 2012	10.52	0.10	(d)	0.27	0.37	(0.18)	—	(0.02)	(0.20)	10.69	15,028	3.60	1.20	1.22	0.95	38
Year Ended March 31, 2011	9.77	0.09	(d)	0.90	0.99	(0.24)	—	—	(0.24)	10.52	15,252	10.29	1.20	1.23	0.95	33
Year Ended March 31, 2010	7.72	0.11		2.07	2.18	(0.13)	—	—	(0.13)	9.77	15,431	28.31	1.19	1.21	1.21	21
Year Ended March 31, 2009	10.34	0.20		(2.07)	(1.87)	(0.25)	—	(0.50)	(0.75)	7.72	12,405	(18.34)	1.20	1.20	2.08	31
Year Ended March 31, 2008	10.86	0.20		(0.25)	(0.05)	(0.30)	—	(0.17)	(0.47)	10.34	20,419	(0.66)	1.17	1.17	1.87	40

^	Unaudited.

(a)	Total return excludes sales charge. Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Not annualized for periods less than one year.

(d)	Per share data calculated using average shares outstanding method.

(e)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statements of Operations, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(f)	Rounds to less than $0.01 per share.

(g)	Amended from prior Financial Highlights that included a $(0.05) tax return of capital in the “Dividends from Net Investment Income” column, and was footnoted as such in the Notes to Financial Highlights. It was subsequently determined that there was not a return of capital and that the $(0.05) distribution was from realized capital gains and, therefore, the Distributions from Realized Capital Gains has been revised to $(2.27) per share from $(2.22) per share.

(h)	The Fund and its shareholders indirectly bear a pro rata share of the fees and expenses incurred by the underlying funds in which the Fund is invested. The expense ratios do not include such expense.

See Notes to Financial Statements.

59

NOTES TO FINANCIAL STATEMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

1.	Organization

The RidgeWorth Funds Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Aggressive Growth Stock Fund, International Equity Fund, International Equity Index Fund, Large Cap Core Growth Stock Fund, Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Value Equity Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy (each, a “Fund” and collectively, the “Funds”).

The Aggressive Growth Stock Fund, International Equity Fund and International Equity Index Fund offer I Shares and A Shares. The Large Cap Core Growth Stock Fund, Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Value Equity Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy offer I Shares, A Shares and C Shares.

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Service Plans, voting rights on matters affecting a single class of shares, and sales charges. The A Shares of the Funds (except Conservative Allocation Strategy) have a maximum sales charge on purchases of 5.75% as a percentage of original purchase price. Conservative Allocation Strategy A Shares have a maximum sales charge on purchases of 4.75% as a percentage of original purchase price. Certain purchases of A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge (“CDSC”) of 0.75% if redeemed within two years of purchase. Shareholders will continue to pay the 1.00% deferred sales charge if they redeem, within one year, qualifying A Shares purchased prior to September 1, 2011. The deferred sales charge may be waived from time to time for certain broker-dealers that waive payment of compensation to them. The C Shares have a maximum CDSC of 1.00% as a percentage of either the original purchase price or the next calculated price after the Funds receive a redemption request, whichever is less, if shares are redeemed within one year of purchase. There is no sales charge on purchases of I shares.

The Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following are significant accounting policies consistently followed by the Funds which are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation — Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The prices are provided by independent pricing vendors approved by the Board of Trustees of the Trust (the “Board”).

The Funds, in accordance with GAAP, have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

60

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, each of the Funds values these securities as determined in accordance with the Pricing and Valuation Procedures approved by the Board. The Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be fair valued in accordance with the Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is fair valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value and such securities are considered Level 2. Certain of the Funds hold securities or other assets that are denominated in a foreign currency. The Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets. Under the Pricing and Valuation Procedures, such securities may be considered Level 2 or Level 3 in the fair value hierarchy.

The assets of Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy (the “Allocation Strategies”) consist of investments in underlying funds, which are valued at their respective daily net asset values. Recognition of net investment income by the Allocation Strategies is affected by the timing of the declaration of dividends by the underlying funds in which the Allocation Strategies invest. Also, in addition to the Allocation Strategies’ direct expenses, shareholders bear a proportionate share of the underlying funds’ expenses.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value as of September 30, 2012:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Aggressive Growth Stock Fund
Common Stocks[1]	$74,751,270	$—	$—	$74,751,270
Short-Term Investment	—	1,964,936	—	1,964,936
Money Market Fund	552,755	—	—	552,755

Total Investments	75,304,025	1,964,936	—	77,268,961

International Equity Fund
Common Stocks[1]	250,244,542	—	—	250,244,542
Preferred Stocks[1]	3,781,291	—	—	3,781,291
Rights[1]	234,000	—	—	234,000
Short-Term Investment	—	12,800,558	—	12,800,558
Money Market Fund	3,258,661	—	—	3,258,661

Total Investments	257,518,494	12,800,558	—	270,319,052

61

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
International Equity Index Fund
Common Stocks[1]	$300,976,610	$2,406,534	$0	[2]	$303,383,144
Preferred Stocks[1]	2,773,404	—	—		2,773,404
Rights[1]	7,626	—	0	[2]	7,626
Exchange Traded Funds	152,272	—	—		152,272
Trust	67,128	—	—		67,128
Short-Term Investment	—	11,077,393	—		11,077,393

Total Investments	303,977,040	13,483,927	0	[2]	317,460,967

Large Cap Core Growth Stock Fund
Common Stocks[1]	61,427,688	—	—		61,427,688
Money Market Fund	1,252,588	—	—		1,252,588

Total Investments	62,680,276	—	—		62,680,276

Large Cap Growth Stock Fund
Common Stocks[1]	274,389,918	—	—		274,389,918
Short-Term Investment	—	2,973,413	—		2,973,413
Money Market Fund	2,987,432	—	—		2,987,432

Total Investments	277,377,350	2,973,413	—		280,350,763

Large Cap Value Equity Fund
Common Stocks[1]	1,707,447,889	—	—		1,707,447,889
Short-Term Investment	—	61,504,713	—		61,504,713
Money Market Fund	43,803,039	—	—		43,803,039

Total Investments	1,751,250,928	61,504,713	—		1,812,755,641

Mid-Cap Value Equity Fund
Common Stocks[1]	2,072,032,985	—	—		2,072,032,985
Short-Term Investment	—	143,834,756	—		143,834,756
Money Market Fund	61,472,413	—	—		61,472,413

Total Investments	2,133,505,398	143,834,756	—		2,277,340,154

Select Large Cap Growth Stock Fund
Common Stocks[1]	39,594,995	—	—		39,594,995
Money Market Fund	324,446	—	—		324,446

Total Investments	39,919,441	—	—		39,919,441

Small Cap Growth Stock Fund
Common Stocks[1]	250,472,131	—	—		250,472,131
Short-Term Investment	—	28,075,894	—		28,075,894
Money Market Fund	1,938,637	—	—		1,938,637

Total Investments	252,410,768	28,075,894	—		280,486,662

Small Cap Value Equity Fund
Common Stocks[1]	1,370,449,649	—	—		1,370,449,649
Money Market Fund	64,249,714	—	—		64,249,714

Total Investments	1,434,699,363	—	—		1,434,699,363

Aggressive Growth Allocation Strategy
Equity Funds	15,360,607	—	—		15,360,607
Fixed Income Funds	4,108,556	—	—		4,108,556
Exchange Traded Funds	3,472,542	—	—		3,472,542
Money Market Fund	481,757	—	—		481,757

Total Investments	23,423,462	—	—		23,423,462

62

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Conservative Allocation Strategy
Equity Funds	$14,470,438	$—	$—	$14,470,438
Fixed Income Funds	39,006,279	—	—	39,006,279
Exchange Traded Funds	4,379,320	—	—	4,379,320
Money Market Fund	1,060,232	—	—	1,060,232

Total Investments	58,916,269	—	—	58,916,269

Growth Allocation Strategy
Equity Funds	40,860,752	—	—	40,860,752
Fixed Income Funds	19,502,825	—	—	19,502,825
Exchange Traded Funds	9,936,342	—	—	9,936,342
Money Market Fund	1,390,093	—	—	1,390,093

Total Investments	71,690,012	—	—	71,690,012

Moderate Allocation Strategy
Equity Funds	73,602,451	—	—	73,602,451
Fixed Income Funds	83,676,691	—	—	83,676,691
Exchange Traded Funds	19,260,125	—	—	19,260,125
Money Market Fund	3,335,010	—	—	3,335,010

Total Investments	179,874,277	—	—	179,874,277

1	Please see the Schedules of Portfolio Investments for Sector or Country Classifications.

2	As of September 30, 2012, the securities designated as Level 3 were fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, values of similar securities, company specific financial information, and company specific news. For each of these securities there were no changes in the valuation techniques used since the March 31, 2012 annual report. The Level 3 securities comprised 0.0% of net assets of the Fund. As such, the Level 3 roll forward and change in unrealized appreciation (depreciation) of Level 3 securities held at year end have not been presented.

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Pricing and Valuation Procedures. This may result in movements between Level 1 and Level 2 throughout the period. At September 30, 2012, securities valued at $219,256 were transferred from Level 1 to Level 2 pursuant to the Pricing and Valuation Procedures for International Equity Index Fund.

(b) Security Transactions and Investment Income — Security transactions are accounted for on a trade date basis for financial reporting purposes. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising due diligence. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the Funds’ ability to realize interest accrued up to the date of default or credit event.

(c) Distributions to Shareholders — Distributions from net investment income of each of the Funds are declared quarterly to shareholders of record, and are paid quarterly, except for the International Equity Fund and the International Equity Index Fund for which distributions are declared and paid annually. Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders from each of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Expenses and Share Class Accounting — Expenses that are directly related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are allocated pro-rata to the Funds on the basis of relative net assets or another appropriate basis. Investment income, common expenses, and realized/unrealized capital gains (losses) on investments are allocated to the various share classes of the Funds on the basis of daily net assets of each share class. Fees relating to a specific share class are charged directly to the share class.

63

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

(e) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the amount actual received.

(f) Derivative Instruments — Certain Funds may enter into derivative contracts for the purposes of pursuing their investment objectives, to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. The Funds did not hold any derivative instruments during the period ended September 30, 2012; therefore, no additional disclosures are required.

(g) Forward Foreign Currency Contracts — Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The Funds did not hold any forward foreign currency contracts during the period ended September 30, 2012.

(h) Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of a Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of a Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 100% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.

64

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

The cash collateral received is aggregated in a joint account by the Funds, providing RidgeWorth Investments a pool of cash to invest in short-term instruments that have a remaining maturity of 397 days or less. The Funds are joint participants with other series of the Trust that are not presented in this report. At September 30, 2012, the cash collateral received by the Funds was pooled and invested in the following securities. Each of the Funds participating in securities lending at September 30, 2012, owned a pro-rata portion of the assets and liabilities listed below:

	Shares	Value
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01%	100,023,349	$100,023,349
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.05%	455,489,292	455,489,292

Total Investments (Cost $555,512,641)		555,512,641
Amount due to Lending Agent		(108,023)

Net Investment Value		$555,404,618

The following Funds paid securities lending fees to the lending agent during the period ended September 30, 2012, which have been netted against Income from Securities Lending on the Statements of Operations. These fees are presented below:

Fund	Fee
Aggressive Growth Stock Fund	$2,247
International Equity Fund	42,124
International Equity Index Fund	66,842
Large Cap Core Growth Stock Fund	4
Large Cap Growth Stock Fund	391
Large Cap Value Equity Fund	2,181
Mid-Cap Value Equity Fund	434,183
Select Large Cap Growth Stock Fund	52
Small Cap Growth Stock Fund	71,007

(i) Repurchase Agreements — The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreement”). A third party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(j) Real Estate Investment Trusts — Certain Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made in the following year. The Funds record as dividend income the amount re-characterized as ordinary income and as realized gain the amount re-characterized as long-term capital gain in the Statements of Operations, and the amount re-characterized as a return of capital as a reduction to the cost of investments in the Statements of Assets and Liabilities and in the Schedules of Portfolio Investments. These re-characterizations are reflected in the accompanying financial statements.

(k) Restricted Securities — Certain Funds’ investments are restricted as to resale. All of these restricted securities have been deemed liquid by the Funds’ investment adviser based upon procedures approved by the Board unless stated otherwise in the Funds’ Schedules of Portfolio Investments. As of September, 30, 2012, the Funds’ did not have restricted securities.

65

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

(l) Foreign Investment Risks — Certain Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there may to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Please refer to each Fund’s prospectus for additional risk that may be associated with the Funds.

(m) Federal and Other Taxes — It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2012, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. As of September 30, 2012, open tax years include the tax years of March 31, 2009 through 2012.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(n) Reclassification — GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

3.	Investment Adviser and Other Service Providers

Investment Adviser — RidgeWorth Investments (the “Investment Adviser”), a partially-owned subsidiary of SunTrust Banks, Inc. (“SunTrust”), serves as the investment adviser to the Funds. The Trust and the Investment Adviser have entered into an investment advisory agreement (“Advisory Agreement”). The Investment Adviser is a money–management holding company with multiple style-focused investment boutiques (“Subadvisers”). The subadvisers for each of the Funds, other than the Allocation Strategies, which are not subadvised, are as follows: Ceredex Value Advisors LLC serves as the Subadviser for the Large Cap Value Equity Fund, Mid-Cap Value Equity Fund and Small Cap Value Equity Fund; Certium Asset Management LLC serves as the Subadviser for the International Equity Fund and International Equity Index Fund; Silvant Capital Management LLC serves as the Subadviser for the Large Cap Core Growth Stock Fund, Large Cap Growth Stock Fund, Select Large Cap Growth Stock Fund and Small Cap Growth Stock Fund; and Zevenbergen Capital Investments LLC serves as the Subadviser for the Aggressive Growth Stock Fund. Zevenbergen Capital Investments LLC is a minority-owned subsidiary of the Investment Adviser. Each of the other Subadvisers is a wholly-owned subsidiary of the Investment Adviser. The Investment Adviser pays the Subadvisers out of the fees it receives from the Funds.

Under the terms of the Advisory Agreement, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Effective August 1, 2012 the Investment Advisory fees changed as described in the table below. Breakpoints are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on average daily net assets of each Fund up to $500 million. A discount of

66

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

5% applies on the next $500 million, and a discount of 10% applies on amounts over $1 billion. Fee rates for the period ended September 30, 2012 were as follows:

Fund	Maximum Annual Advisory Fee prior to August 1, 2012	Maximum Annual Advisory Fee as of August 1, 2012	Discounted Annual Advisory Fee*	Advisory Fees Waived/Expense Reimbursed*	Net Annual Fees Paid*
Aggressive Growth Stock Fund	1.10%	0.85%	1.02%	—%	1.02%
International Equity Fund	1.15	0.90	1.06	—	1.06
International Equity Index Fund	0.50	0.45	0.48	—	0.48
Large Cap Core Growth Stock Fund	0.85	0.70	0.80	(0.01)	0.79
Large Cap Growth Stock Fund	0.97	0.70	0.88	—	0.88
Large Cap Value Equity Fund	0.80	0.70	0.72	(0.01)	0.71
Mid-Cap Value Equity Fund	1.00	0.75	0.86	(0.01)	0.85
Select Large Cap Growth Stock Fund	0.85	0.70	0.80	—	0.80
Small Cap Growth Stock Fund	1.15	0.85	1.05	—	1.05
Small Cap Value Equity Fund	1.15	0.85	1.00	—	1.00
Aggressive Growth Allocation Strategy	0.10	0.10	0.10	(0.35)	—
Conservative Allocation Strategy	0.10	0.10	0.10	(0.13)	—
Growth Allocation Strategy	0.10	0.10	0.10	(0.10)	—
Moderate Allocation Strategy	0.10	0.10	0.10	(0.01)	0.09

*	Aggregate annual fees paid to the Investment Adviser, who pays the applicable Subadviser a portion of the fees for its services to the Funds.

Amounts designated as “—” are 0%.

The Investment Adviser and the applicable Subadviser have contractually agreed, until at least August 1, 2013, to waive fees and/or reimburse expenses for each of the following Funds to the extent necessary to maintain each Fund’s Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and indirect expenses attributable to the Fund’s investment in other funds), expressed as a percentage of average daily net assets, as noted below:

	Contractual Expense Limitations
Fund	I Shares	A Shares	C Shares
Aggressive Growth Stock Fund	1.29%	1.50%	—%
International Equity Fund	1.37	1.67	—
International Equity Index Fund	0.76	1.02	—
Large Cap Core Growth Stock Fund	1.03	1.28	2.03
Large Cap Growth Stock Fund	1.16	1.40	2.10
Large Cap Value Equity Fund	0.93	1.18	1.88
Mid-Cap Value Equity Fund	1.14	1.35	1.95
Select Large Cap Growth Stock Fund	1.09	1.39	2.09
Small Cap Growth Stock Fund	1.33	1.60	2.25
Small Cap Value Equity Fund	1.31	1.55	2.15
Aggressive Growth Allocation Strategy	0.50	0.70	1.30
Conservative Allocation Strategy	0.30	0.60	1.30
Growth Allocation Strategy	0.50	0.70	1.30
Moderate Allocation Strategy	0.50	0.70	1.30

Under the Expense Limitation Agreement, the Investment Adviser may retain the difference between the Total Annual Fund Operating Expenses identified above and the actual total expenses to recapture any of its prior contractual waivers or reimbursements at a date not to exceed three years from the date of the corresponding Expense Limitation Agreement. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed the Total Annual Fund Operating Expenses in place at that time. During the period ended September 30, 2012, the Investment Adviser did not

67

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

recapture any of its prior contractual waivers or reimbursements. As of September 30, 2012, the cumulative potential recoupments recoverable pursuant to this agreement are as follows:

	Expires
Fund	2013	2014	2015	2016
Aggressive Growth Stock	$—	$—	$—	$109
International Equity Index	—	—	—	6,331
Large Cap Core Growth Stock	—	—	—	2,500
Large Cap Value Equity	—	—	—	91,324
Mid-Cap Value Equity	—	—	—	73,322
Small Cap Value Equity	—	—	—	86
Aggressive Growth Allocation Strategy	28,500	88,530	63,460	41,857
Conservative Allocation Strategy	39,210	93,778	75,713	37,402
Growth Allocation Strategy	21,194	73,522	42,458	35,202
Moderate Allocation Strategy	2,865	43,102	34,791	12,573

Amounts designated as “—” are $0.

Fund Accounting, Custody, Administration, and Transfer Agency — State Street Bank and Trust Company (“State Street Bank”) serves as the fund accounting agent and custodian for the Trust pursuant to a Master Custodian Agreement. The custodian is responsible for the safekeeping of the assets of the Funds and the fund accounting agent is responsible for calculating the Funds’ net asset values. State Street Bank is paid on the basis of net assets and transaction costs of the Funds. State Street Bank also serves as the Administrator for the Trust pursuant to an Administration Agreement. State Street Bank is paid on the basis of net assets of the RidgeWorth investment company complex which are allocated among the series of the Trust, on the basis of relative net assets.

Brown Brothers Harrison & Co. (“Brown Brothers”) serves as custodian for a Korean security held in the International Equity Fund. Brown Brothers is responsible for the safekeeping of the asset of the Fund.

Boston Financial Data Services, Inc. serves as the transfer agent to the Trust pursuant to a Transfer Agency and Service Agreement.

Custodian Credits — The Funds have an agreement with their custodian under which custody fees may be reduced by balance credits. These credits, if any, are shown as a reduction of total expenses on the Statements of Operations.

Distribution — The Trust and RidgeWorth Distributors LLC (the “Distributor”) are parties to a Distribution Agreement.

In addition, with respect to the A Shares and C Shares, the Distributor receives amounts, pursuant to a Distribution and Services Plan, based upon average daily net assets of each respective class, which are computed daily and paid monthly. For the period ended September 30, 2012, the Distributor did not retain any of the front end sales charges assessed on the sale of Class A Shares. For the period ended September 30, 2012, the Distributor did not retain any commissions from contingent deferred sales charges assessed on the redemption of Class C Shares. These fees, expressed as a percentage of average daily net assets, for the period ended September 30, 2012, were as follows:

Fund	A Share Distribution and Service Fee	C Share Distribution and Service Fee
Aggressive Growth Stock Fund	0.30%	N/A	%
International Equity Fund	0.30	N/A
International Equity Index Fund	0.30	N/A
Large Cap Core Growth Stock Fund	0.25	1.00
Large Cap Growth Stock Fund	0.30	1.00
Large Cap Value Equity Fund	0.30	1.00
Mid-Cap Value Equity Fund	0.30	1.00
Select Large Cap Growth Stock Fund	0.30	1.00

68

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Fund	A Share Distribution and Service Fee	C Share Distribution and Service Fee
Small Cap Growth Stock Fund	0.30%	1.00%
Small Cap Value Equity Fund	0.30	1.00
Aggressive Growth Allocation Strategy	0.30	1.00
Conservative Allocation Strategy	0.30	1.00
Growth Allocation Strategy	0.30	1.00
Moderate Allocation Strategy	0.30	1.00

Shareholder Servicing Plans — Effective August 1, 2012, the Funds have adopted a Shareholder Servicing Plan (“the Plan”) for the I Shares and A Shares. Each of these Funds (or class thereof, as the case may be) may pay to financial institutions that provide certain services to the Funds a shareholder and/or administration services fee under the Plan. The services under each of these Plans may include, among others, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records. Prior to August 1, 2012, the International Equity Index Fund had adopted a Plan for I Shares and A Shares paying a rate of up to 0.15% of the average daily net assets of the classes. The Funds may pay a fee under the Plan up to an annual rate of average daily net assets of a Fund’s I Shares or A Shares as follows:

Fund	Maximum Shareholder Servicing Fee for I Shares and A Shares Effective August 1, 2012
Aggressive Growth Stock Fund	0.40%
International Equity Fund	0.40
International Equity Index Fund	0.40
Large Cap Core Growth Stock Fund	0.40
Large Cap Growth Stock Fund	0.40
Large Cap Value Equity Fund	0.40
Mid-Cap Value Equity Fund	0.40
Select Large Cap Growth Stock Fund	0.40
Small Cap Growth Stock Fund	0.40
Small Cap Value Equity Fund	0.40
Aggressive Growth Allocation Strategy	0.40
Conservative Allocation Strategy Fund	0.20
Growth Allocation Strategy Fund	0.40
Moderate Allocation Strategy Fund	0.40

Other Fees — The Investment Adviser provides compliance and certain administrative services to the Trust to ensure compliance with applicable laws and regulations. For the period ended September 30, 2012, the Investment Adviser was paid $725,513 for these services. Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provided Chief Compliance Officer Support Services until May 31, 2012. FCS continues to provide an Anti-Money Laundering Officer/ Identity Theft Prevention Officer (“AML Officer”) to the Trust. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provided a Principal Financial Officer (“PFO”) and Treasurer to the Trust until August 30, 2012. Fees paid to FCS and FMS pursuant to these agreements are reflected on the Statements of Operations as a component of the caption “Other Fees”.

Neither FCS nor FMS, nor any of their officers or employees who serve as an officer of the Trust, has any role in determining the Funds’ investment policies or which securities are to be purchased or sold by the Trust or its Funds. Certain officers or employees of FCS and FMS are also officers of the Trust.

Certain officers of the Trust are also officers or employees of the Investment Adviser, FCS, FMS and/or the Administrator. Such officers receive no fees from the Trust for serving as officers of the Trust.

69

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Each of the Trustees receives an annual retainer and an additional fee for each meeting attended, plus reimbursement for certain expenses incurred. Trustees receive an additional fee for attendance at committee meetings. Information on the aggregate remuneration paid to the Trustees can be found on the Statements of Operations.

4.	Investment Transactions

The cost of security purchases and the proceeds from sales and maturities of securities, excluding securities maturing less than one year from acquisition and U.S. government securities, for the period ended September 30, 2012 were as follows:

Fund	Purchases	Sales and Maturities
Aggressive Growth Stock Fund	$7,264,835	$29,153,522
International Equity Fund	76,432,595	76,993,131
International Equity Index Fund	43,237,558	62,513,812
Large Cap Core Growth Stock Fund	13,815,740	24,561,306
Large Cap Growth Stock Fund	16,436,145	51,940,348
Large Cap Value Equity Fund	820,973,935	820,892,550
Mid-Cap Value Equity Fund	1,386,080,704	1,283,498,428
Select Large Cap Growth Stock Fund	9,395,673	18,682,904
Small Cap Growth Stock Fund	72,297,692	107,608,345
Small Cap Value Equity Fund	165,719,092	89,022,186
Aggressive Growth Allocation Strategy	5,150,042	5,656,892
Conservative Allocation Strategy	6,503,487	6,512,329
Growth Allocation Strategy	5,159,165	4,859,433
Moderate Allocation Strategy	18,173,494	8,434,704

5.	Federal Income Tax Information

The following information is presented on an income tax basis and takes into consideration differences between amounts for financial statement and income tax purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., foreign currency transactions and return of capital on securities), such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification.

The cost of investments and aggregate gross unrealized appreciation and depreciation for securities held by the Funds at September 30, 2012 were as follows:

Fund	Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Stock Fund	$44,683,476	$35,551,127	$(2,965,642)	$32,585,485
International Equity Fund	249,227,000	27,721,380	(6,629,328)	21,092,052
International Equity Index Fund	224,006,091	112,349,322	(18,894,446)	93,454,876
Large Cap Core Growth Stock Fund	49,009,558	14,395,006	(724,288)	13,670,718
Large Cap Growth Stock Fund	158,985,165	125,174,710	(3,809,112)	121,365,598
Large Cap Value Equity Fund	1,559,054,694	267,710,435	(14,009,488)	253,700,947
Mid-Cap Value Equity Fund	2,148,247,399	165,836,771	(36,744,016)	129,092,755
Select Large Cap Growth Stock	30,184,805	10,352,421	(617,785)	9,734,636
Small Cap Growth Stock Fund	234,724,965	55,808,549	(10,046,852)	45,761,697
Small Cap Value Equity Fund	1,316,583,074	210,063,303	(91,947,014)	118,116,289
Aggressive Growth Allocation Strategy	19,497,923	3,940,906	(15,367)	3,925,539
Conservative Allocation Strategy	55,179,365	3,736,904	—	3,736,904
Growth Allocation Strategy	61,211,622	10,611,818	(133,428)	10,478,390
Moderate Allocation Strategy	159,523,367	20,593,315	(242,405)	20,350,910

70

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

The tax character of distributions paid to shareholders during the year ended March 31, 2012 was as follows:

	Distributions paid from
Fund	Net Investment Income**	Net Long Term Capital Gains	Return of Capital	Total Distributions Paid*
International Equity Fund	$5,156,759	$—	$—	$5,156,759
International Equity Index Fund	14,995,618	—	—	14,995,618
Large Cap Core Growth Stock Fund	328,168	—	—	328,168
Large Cap Value Equity Fund	28,731,199	—	—	28,731,199
Mid-Cap Value Equity Fund	176,422,446	25,657,958	—	202,080,404
Select Large Cap Growth Stock Fund	—	1,537,424	—	1,537,424
Small Cap Value Equity Fund	23,492,580	46,011,223	—	69,503,803
Aggressive Growth Allocation Strategy	406,361	—	—	406,361
Conservative Allocation Strategy	1,030,834	342,249	—	1,373,083
Growth Allocation Strategy	1,385,270	—	—	1,385,270
Moderate Allocation Strategy	3,953,227	242,796	—	4,196,023

*	Total distributions paid are recognized on a when declared basis for the year ended March 31, 2012.

**	Net investment income includes taxable market discount income and net short-term capital gains, if any.

Amounts designated as “—” are $0 or have been rounded to $0.

As of March 31, 2012, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Net Unrealized Appreciation**	Loss Carryforwards And Deferrals	Total
Aggressive Growth Stock Fund	$—	$—	$34,860,857	$(21,725,725)	$13,135,132
International Equity Fund	1,010,397	—	17,147,683	(291,586,587)	(273,428,507)
International Equity Index Fund	2,787,892	6,033,951	87,544,295	—	96,366,138
Large Cap Core Growth Stock Fund	4,015	—	17,082,348	(150,181,721)	(133,095,358)
Large Cap Growth Stock Fund	—	46,521,148	140,288,841	(244,913)	186,565,076
Large Cap Value Equity Fund	1,136,349	—	287,928,381	(71,161,454)	217,903,276
Mid-Cap Value Equity Fund	895,444	—	127,141,519	(57,182,880)	70,854,083
Select Large Cap Growth Stock Fund	—	4,336,763	14,007,030	(64,435)	18,279,358
Small Cap Growth Stock Fund	—	10,060,698	61,345,367	(473,588)	70,932,477
Small Cap Value Equity Fund	1,213,442	40,189,459	127,595,534	—	168,998,435
Aggressive Growth Allocation Strategy	16,945	—	3,625,086	(451,371)	3,190,660
Conservative Allocation Strategy	203,476	501,759	2,414,251	—	3,119,486
Growth Allocation Strategy	49,034	—	9,034,279	(693,490)	8,389,823
Moderate Allocation Strategy	19,565	1,710,789	16,186,473	—	17,916,827

**	The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, return of capital adjustments, forward contracts marked to market and partnership basis adjustments.

The Funds utilize the provisions of the federal income tax laws that provide for the carryforward of capital losses from prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in taxable years beginning after December 22, 2010 (“post-enactment”), may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment”). The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

71

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

As of March 31, 2012, the post-enactment accumulated short-term and long-term capital loss carryforwards were as follows:

Fund	Short Term	Long Term	Total
Mid-Cap Value Equity Fund	$53,557,669	$3,281,292	$56,838,961

As of March 31, 2012, the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

	Expires
Fund	2017	2018	Total
Aggressive Growth Stock Fund	$—	$20,249,149	$20,249,149
International Equity Fund	57,407,718	231,346,365	288,754,083
Large Cap Core Growth Stock Fund*	12,702,154	135,336,618	148,038,772
Large Cap Value Equity Fund	—	71,161,454	71,161,454
Mid-Cap Value Equity Fund**	343,919	—	343,919
Aggressive Growth Allocation Strategy	—	365,462	365,462
Growth Allocation Strategy	—	579,855	579,855

*	The $30,078,633 of capital loss carryforwards acquired on July 15, 2011 in the merger with the RidgeWorth Large Cap Quantitative Equity Fund are subject to limitations as a result of this acquisition, $26,324,479 was written off as capital loss carryforward loss unused, $468,144 was utilized, and the remaining $3,286,010 will expire in 2017.

**	Mid-Cap Value Equity Fund acquired the capital loss carryforwards of $343,919 in the merger with Mid-Cap Core Equity Fund on April 29, 2011.

Amounts designated as “—” are $0.

During the year ended March 31, 2012, the following Funds utilized capital loss carryforwards as follows:

Fund	Amount
Aggressive Growth Stock Fund	$13,943,303
International Equity Fund	7,034,481
International Equity Index Fund	26,422,869
Large Cap Core Growth Stock Fund	34,725,659
Large Cap Growth Stock Fund	16,801,578
Large Cap Value Equity Fund	1,673,533
Select Large Cap Growth Stock Fund	10,129,974
Small Cap Growth Stock Fund	42,720,623
Aggressive Growth Allocation Strategy	652,191
Growth Allocation Strategy	2,304,239
Moderate Allocation Strategy	2,712,702

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. During the year ended March 31, 2012, the following Funds had net capital losses:

Fund	Amount
Aggressive Growth Stock Fund	$1,249,763
International Equity Fund	2,832,504
Large Cap Core Growth Stock Fund	2,142,949
Aggressive Growth Allocation Strategy	85,909
Growth Allocation Strategy	113,635

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and March 31 and late year ordinary losses ((i) ordinary losses between

January 1 and March 31, and (ii) specified ordinary and currency losses between November 1 and March 31) as occurring on the first day of the following tax year. For the year ended March 31, 2012, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until April 1, 2012.

72

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

For the period ended September 30, 2012 the following Funds had net realized loss attributed to redemption in-kind transactions:

Fund	Amount
Large Cap Value Equity Fund	$5,949,499
Mid-Cap Value Equity Fund	15,523,169
Small Cap Value Equity Fund	8,248,498

6.	Investments in Affiliated Issuers

Affiliated holdings are holdings in mutual funds which are managed by the Investment Adviser or an affiliate of the Investment Adviser or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, the Investment Adviser was paid an investment advisory fee by the affiliated investments listed beneath its name below. Investments in affiliated issuers at September 30, 2012 were as follows:

Name of Affiliated Issuer	Share Balance at March 31, 2012	Purchases	Sales	Share Balance at September 30, 2012	Value at September 30, 2012	Dividend Income	Net Realized Gain (Loss)
Aggressive Growth Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	58,984	1,549	28,319	32,214	$472,574	$—	$108,603
RidgeWorth Corporate Bond Fund	—	35,977	—	35,977	350,773	1,990	—
RidgeWorth High Income Fund	—	34,426	—	34,426	242,013	2,134	—
RidgeWorth Intermediate Bond Fund	—	117,636	—	117,636	1,252,821	3,476	—
RidgeWorth International Equity Fund	134,752	3,545	21,452	116,845	1,239,728	—	(40,402)
RidgeWorth International Equity Index Fund	42,588	114	39,466	3,236	37,015	—	107,565
RidgeWorth Large Cap Core Growth Stock Fund	19,637	519	16,667	3,489	52,298	—	94,670
RidgeWorth Large Cap Growth Stock Fund	312,005	8,217	48,388	271,834	3,484,913	—	27,499
RidgeWorth Large Cap Value Equity Fund	365,675	11,482	69,631	307,526	4,299,209	23,598	59,014
RidgeWorth Mid-Cap Value Equity Fund	186,519	5,550	29,078	162,991	1,827,125	6,541	3,012
RidgeWorth Seix Floating Rate High Income Fund	—	8,568	—	8,568	76,509	639	—
RidgeWorth Seix High Yield Fund	—	25,606	—	25,606	254,272	2,241	—
RidgeWorth Select Large Cap Growth Stock Fund	72,234	1,899	11,205	62,928	2,094,858	—	32,887
RidgeWorth Small Cap Growth Stock Fund	65,338	1,717	13,120	53,935	947,629	—	22,421
RidgeWorth Small Cap Value Equity Fund	80,398	2,413	16,248	66,563	905,258	3,752	(8,338)
RidgeWorth Total Return Bond Fund	—	155,478	—	155,478	1,724,256	5,734	—
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	—	22,835	2,451	20,384	207,912	305	49

Total					$19,469,163	$50,410	$406,980

Conservative Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	34,502	203	12,067	22,638	$332,103	$—	$(18,931)
RidgeWorth Corporate Bond Fund	399,052	7,678	32,659	374,071	3,647,191	63,549	(20,221)
RidgeWorth High Income Fund	312,910	11,861	25,586	299,185	2,103,270	70,986	(14,378)
RidgeWorth Intermediate Bond Fund	1,283,517	12,687	104,134	1,192,070	12,695,548	115,581	(38,576)
RidgeWorth International Equity Fund	119,564	1,014	9,128	111,450	1,182,482	—	(23,534)
RidgeWorth International Equity Index Fund	34,303	32	30,798	3,537	40,462	—	17,639
RidgeWorth Large Cap Core Growth Stock Fund	14,086	119	11,053	3,152	47,244	—	(418)
RidgeWorth Large Cap Growth Stock Fund	340,816	4,900	56,247	289,469	3,710,996	—	(20,130)
RidgeWorth Large Cap Value Equity Fund	303,899	22,709	43,862	282,746	3,952,786	16,349	(20,114)
RidgeWorth Mid-Cap Value Equity Fund	171,419	1,972	13,180	160,211	1,795,970	5,407	(33,568)
RidgeWorth Seix Floating Rate High Income Fund	95,875	2,713	7,822	90,766	810,541	20,682	(4,146)
RidgeWorth Seix High Yield Fund	228,754	19,023	18,717	229,060	2,274,566	72,920	(12,439)
RidgeWorth Select Large Cap Growth Stock Fund	46,118	8,667	3,526	51,259	1,706,427	—	(5,116)
RidgeWorth Small Cap Growth Stock Fund	53,100	445	4,013	49,532	870,282	—	(4,856)
RidgeWorth Small Cap Value Equity Fund	65,426	765	5,038	61,153	831,686	2,746	(8,332)

73

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Name of Affiliated Issuer	Share Balance at March 31, 2012	Purchases	Sales	Share Balance at September 30, 2012	Value at September 30, 2012	Dividend Income	Net Realized Gain (Loss)
RidgeWorth Total Return Bond Fund	988,955	455,859	90,984	1,353,830	$15,013,973	$130,114	$(5,942)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	261,098	1,255	21,060	241,293	2,461,190	11,039	518

Total					$53,476,717	$509,373	$(212,544)

Growth Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	129,023	220	59,676	69,567	$1,020,547	$—	$231,075
RidgeWorth Corporate Bond Fund	131,474	8,286	—	139,760	1,362,663	22,134	—
RidgeWorth High Income Fund	173,470	9,717	—	183,187	1,287,808	41,442	—
RidgeWorth Intermediate Bond Fund	651,423	6,729	28,169	629,983	6,709,320	61,784	(7,411)
RidgeWorth International Equity Fund	302,580	973	—	303,553	3,220,699	—	—
RidgeWorth International Equity Index Fund	98,718	33	88,798	9,953	113,857	—	141,446
RidgeWorth Large Cap Core Growth Stock Fund	36,529	117	27,926	8,720	130,714	—	169,986
RidgeWorth Large Cap Growth Stock Fund	739,646	43,904	—	783,550	10,045,111	—	—
RidgeWorth Large Cap Value Equity Fund	856,761	20,271	10,699	866,333	12,111,341	53,864	3,317
RidgeWorth Mid-Cap Value Equity Fund	380,007	2,474	—	382,481	4,287,610	12,985	—
RidgeWorth Seix Floating Rate High Income Fund	51,439	1,522	—	52,961	472,939	11,695	—
RidgeWorth Seix High Yield Fund	123,150	9,938	—	133,088	1,321,568	40,865	—
RidgeWorth Select Large Cap Growth Stock Fund	156,674	501	—	157,175	5,232,342	—	—
RidgeWorth Small Cap Growth Stock Fund	136,340	433	—	136,773	2,403,105	—	—
RidgeWorth Small Cap Value Equity Fund	167,652	1,129	—	168,781	2,295,426	7,623	—
RidgeWorth Total Return Bond Fund	425,766	296,657	—	722,423	8,011,672	64,475	—
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	32,860	165	—	33,025	336,855	1,460	—

Total					$60,363,577	$318,327	$538,413

Moderate Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	225,271	6,055	62,991	168,335	$2,469,480	$—	$145,300
RidgeWorth Corporate Bond Fund	572,586	23,835	—	596,421	5,815,107	97,998	—
RidgeWorth High Income Fund	781,935	47,346	36,657	792,624	5,572,145	185,587	(7,698)
RidgeWorth Intermediate Bond Fund	2,703,723	85,517	—	2,789,240	29,705,401	261,266	—
RidgeWorth International Equity Fund	521,778	15,456	—	537,234	5,700,048	—	—
RidgeWorth International Equity Index Fund	173,746	484	157,104	17,126	195,920	—	246,680
RidgeWorth Large Cap Core Growth Stock Fund	63,307	1,862	49,202	15,967	239,341	—	275,641
RidgeWorth Large Cap Growth Stock Fund	1,325,098	106,109	—	1,431,207	18,348,071	—	—
RidgeWorth Large Cap Value Equity Fund	1,496,149	114,296	71,327	1,539,118	21,516,865	96,029	30,496
RidgeWorth Mid-Cap Value Equity Fund	668,249	66,423	—	734,672	8,235,671	23,308	—
RidgeWorth Seix Floating Rate High Income Fund	259,639	13,296	—	272,935	2,437,313	60,100	—
RidgeWorth Seix High Yield Fund	554,601	33,002	25,988	561,615	5,576,840	180,412	(7,520)
RidgeWorth Select Large Cap Growth Stock Fund	255,580	7,502	—	263,082	8,758,004	—	—
RidgeWorth Small Cap Growth Stock Fund	230,143	6,756	—	236,899	4,162,314	—	—
RidgeWorth Small Cap Value Equity Fund	283,014	9,393	—	292,407	3,976,737	13,136	—
RidgeWorth Total Return Bond Fund	2,029,716	902,230	—	2,931,946	32,515,278	275,285	—
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	196,300	5,132	—	201,432	2,054,607	8,875	—

Total					$157,279,142	$1,201,996	$682,899

74

NOTES TO FINANCIAL STATEMENTS  (concluded)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

7.	Reorganizations

On March 1, 2012, the Board approved the reorganization of the RidgeWorth Emerging Growth Stock Fund (the “Target Fund”) into the RidgeWorth Aggressive Growth Stock Fund (the “Acquiring Fund”), a separate series of the Trust. On April 27, 2012, the Acquiring Fund acquired all of the net assets of the Target Fund in a tax-free exchange of shares. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies.

Target Fund	Shares Prior to Reorganization	Shares Issued by the Acquiring Fund	Appreciation/ (Depreciation) Prior to Reorganization	Net Assets Prior to Reorganization
I Shares	648,340	557,942	$3,917,300	$8,812,408
A Shares	245,671	211,048	(490,875)	3,249,658

The combined net assets of the Acquiring Fund immediately after the reorganization were $96,324,650.

Assuming the acquisition had been completed on April 1, 2012, the beginning of the reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended September 30, 2012, were as follows:

Net Investment Income (Loss)	$(411,295)
Net Realized and Unrealized Gains/Losses on Investments	$(8,237,949)
Net Increase/Decrease in Net Assets resulting from Operations	$(8,649,244)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Acquiring Fund’s Statement of Operations as of September 30, 2012.

8.	Accounting Pronouncements

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Funds’ financial statement disclosures.

9.	Subsequent Events

Management has evaluated subsequent events through the date these financial statements were issued for purposes of recognition or disclosure in the financial statements. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

75

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the address of each Trustee and officer is c/o RidgeWorth Investments®, 3333 Piedmont Road, Suite 1500, Atlanta, Georgia 30305.

Name and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the RidgeWorth Complex Overseen by Trustees	Other Directorships Held By Trustee During the Past 5 Years
Tim E. Bentsen Age: 58	Trustee	Indefinite; since 2012	Retired. Audit Partner and Account Executive (1993-2012); Lead Area Managing Partner (2005-2009); Office Managing Partner (2003-2009), KPMG LLP.	34	None
Jeffrey M. Biggar Age: 62	Trustee	Indefinite; since 2007	Managing Director, Little Mountain Group, LLC (an independent Registered Investment Advisor consulting firm) (since 2011); Chief Operating Officer, Cedar Brook Financial Partners LLC (2008-2010); Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2000-2006).	34	Multi-Manager Master Portfolios LLC (3 portfolios)
George C. Guynn Age: 69	Trustee	Indefinite; since 2008	Retired. President (1996-2006) and Chief Executive Officer (1995-2006) Federal Reserve Bank of Atlanta.	34	Genuine Parts Company; Oxford Industries; John Wieland Homes and Neighborhoods Inc.; Acuity Brands Inc.; Multi-Manager Master Portfolios LLC (3 portfolios)
Sidney E. Harris Age: 63	Trustee	Indefinite; since 2004	Professor (since 1997), Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University.	34	Total System Services, Inc.; Multi-Manager Master Portfolios LLC (3 portfolios)
Warren Y. Jobe Age: 71	Trustee	Indefinite; since 2004	Retired. Executive Vice President and Chief Financial Officer, Georgia Power Company (1982-1998) and Senior Vice President, Southern Company (1998-2001).	34	WellPoint, Inc; UniSource Energy Corp.
Connie D. McDaniel Age: 54	Trustee	Indefinite; since 2005	Vice President, Chief of Internal Audit, Corporate Audit Department (since 2009); Vice President Global Finance Transformation (2007-2009); Vice President and Controller (1999-2007), The Coca-Cola Company.	34	None

76

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS  (concluded)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Julia R. Short Age: 39	President and Chief Executive Officer	One year; since 2007	Managing Director, Product Manager, RidgeWorth Investments (since 2004).
Joseph M. O’Donnell Age: 57	Executive Vice President and Chief Compliance Officer	One year; since April 2011

Managing Director of Fund Compliance, RidgeWorth Investments (since 2011);

Chief Compliance Officer of the ING Funds (2004-2011); Executive Vice President of the ING Funds (2004-2011); Chief Compliance Officer of ING Investments, LLC (2006-2008 and October 2009-2011); and Investment Advisor Chief Compliance Officer, Directed Services LLC (2006-2008 and 2009-2011). Formerly, Investment Advisor Chief Compliance Officer, ING Life Insurance and Annuity Company (2006).

Denise R. Lewis Age: 49	Treasurer and Chief Financial Officer	One year; since August 2012

Director of Fund Administration, RidgeWorth Investments (since 2012);

Vice President of Fund Analysis and Reporting, ING Investments Management, LLC (2006–2012); Senior Vice President of Fund Administration and Accounting, UMB Fund Services, Inc. (2003–2006).

Benjamin H. Lowe Age: 34	Assistant Treasurer	One year; since March 2012	Director of Fund Administration, RidgeWorth Investments (since 2011); Fund Controller, ALPS Fund Services, Inc. (2005-2011).
James Bacik State Street Bank and Trust Co. 4 Copley Place, 5th Fl. Boston, MA 02116 Age: 37	Assistant Treasurer	One year; since 2010	Assistant Vice President, State Street Bank and Trust Company (since 2001).[1]
James M. Atwood Foreside Compliance Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Age: 47	Anti-Money Laundering Officer and Identity Theft Prevention Officer	One year; since 2010	Compliance Analyst, Foreside Compliance Services, LLC (since 2007); personal sabbatical (2004-2007); Attorney, Pierce Atwood (law firm) (2001-2004).
Francine S. Hayes State Street Bank and Trust Company Mailstop CPH 0326 4 Copley Place Boston, MA 02116 Age: 44	Secretary and Chief Legal Officer	One year; since August 2012	Vice President and Managing Counsel, State Street Bank and Trust Company (since1995).[1]
Odeh Stevens[2] State Street Bank and Trust Company Mailstop JHT 1732 200 Clarendon Street Boston, MA 02116 Age: 43	Assistant Secretary	One year; since 2010	Vice President and Counsel, State Street Bank and Trust Company (since 2005).

[1]	During the period indicated the Officer has held various positions at State Street Bank and Trust Company and has provided his or her current title.
[2]	Resigned as an Officer of the Trust effective October 12, 2012.

77

ADDITIONAL INFORMATION

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Expense Examples

As a shareholder of the RidgeWorth Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, 12b-1 distribution and/or service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the RidgeWorth Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 through September 30, 2012.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Class	Beginning Account Value 04/01/12	Ending Account Value 09/30/12	Expenses Paid During Period* 04/01/12-09/30/12	Expense Ratio During Period** 04/01/12-09/30/12
Aggressive Growth Stock Fund	I Shares	$1,000.00	$920.30	$5.87	1.22%
	A Shares	1,000.00	918.90	7.41	1.54
International Equity Fund	I Shares	1,000.00	987.90	5.98	1.20
	A Shares	1,000.00	985.90	7.52	1.51
International Equity Index Fund	I Shares	1,000.00	979.50	3.62	0.73
	A Shares	1,000.00	978.40	4.91	0.99
Large Cap Core Growth Stock Fund	I Shares	1,000.00	1,012.80	5.45	1.08
	A Shares	1,000.00	1,012.10	6.61	1.31
	C Shares	1,000.00	1,008.30	10.27	2.04
Large Cap Growth Stock Fund	I Shares	1,000.00	990.00	5.04	1.01
	A Shares	1,000.00	988.30	6.63	1.33
	C Shares	1,000.00	984.80	9.90	1.99
Large Cap Value Equity Fund	I Shares	1,000.00	1,020.20	4.25	0.84
	A Shares	1,000.00	1,018.80	5.77	1.14
	C Shares	1,000.00	1,015.70	9.04	1.79
Mid-Cap Value Equity Fund	I Shares	1,000.00	1,016.00	5.26	1.04
	A Shares	1,000.00	1,014.40	6.77	1.34
	C Shares	1,000.00	1,011.00	9.83	1.95
Select Large Cap Growth Stock Fund	I Shares	1,000.00	982.30	5.37	1.08
	A Shares	1,000.00	981.10	6.75	1.36
	C Shares	1,000.00	977.60	10.21	2.06
Small Cap Growth Stock Fund	I Shares	1,000.00	1,020.90	6.23	1.23
	A Shares	1,000.00	1,019.20	7.44	1.47
	C Shares	1,000.00	1,015.80	10.92	2.16
Small Cap Value Equity Fund	I Shares	1,000.00	989.00	5.88	1.18
	A Shares	1,000.00	987.30	7.42	1.49
	C Shares	1,000.00	985.00	10.35	2.08
Aggressive Growth Allocation Strategy	I Shares	1,000.00	992.40	1.50	0.30
	A Shares	1,000.00	991.60	2.85	0.57
	C Shares	1,000.00	987.90	6.13	1.23
Conservative Allocation Strategy	I Shares	1,000.00	1,022.80	1.22	0.24
	A Shares	1,000.00	1,021.90	2.69	0.53
	C Shares	1,000.00	1,018.00	6.22	1.23
Growth Allocation Strategy	I Shares	1,000.00	1,008.80	1.51	0.30
	A Shares	1,000.00	1,007.10	2.82	0.56
	C Shares	1,000.00	1,003.50	6.18	1.23
Moderate Allocation Strategy	I Shares	1,000.00	1,016.10	1.52	0.30
	A Shares	1,000.00	1,014.40	2.73	0.54
	C Shares	1,000.00	1,011.70	6.05	1.20

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days (183) in the most recent fiscal half-year divided by the number of days in the fiscal year (365).

**	Annualized.

78

ADDITIONAL INFORMATION  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on each RidgeWorth Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Class	Beginning Account Value 04/01/12	Ending Account Value 09/30/12	Expenses Paid During Period* 04/01/12-09/30/12	Expense Ratio During Period** 04/01/12-09/30/12
Aggressive Growth Stock Fund	I Shares	$1,000.00	$1,018.95	$6.17	1.22%
	A Shares	1,000.00	1,017.35	7.79	1.54
International Equity Fund	I Shares	1,000.00	1,019.05	6.07	1.20
	A Shares	1,000.00	1,017.50	7.64	1.51
International Equity Index Fund	I Shares	1,000.00	1,021.41	3.70	0.73
	A Shares	1,000.00	1,020.10	5.01	0.99
Large Cap Core Growth Stock Fund	I Shares	1,000.00	1,019.65	5.47	1.08
	A Shares	1,000.00	1,018.50	6.63	1.31
	C Shares	1,000.00	1,014.84	10.30	2.04
Large Cap Growth Stock Fund	I Shares	1,000.00	1,020.00	5.11	1.01
	A Shares	1,000.00	1,018.40	6.73	1.33
	C Shares	1,000.00	1,015.09	10.05	1.99
Large Cap Value Equity Fund	I Shares	1,000.00	1,020.86	4.26	0.84
	A Shares	1,000.00	1,019.35	5.77	1.14
	C Shares	1,000.00	1,016.09	9.05	1.79
Mid-Cap Value Equity Fund	I Shares	1,000.00	1,019.85	5.27	1.04
	A Shares	1,000.00	1,018.35	6.78	1.34
	C Shares	1,000.00	1,015.29	9.85	1.95
Select Large Cap Growth Stock Fund	I Shares	1,000.00	1,019.65	5.47	1.08
	A Shares	1,000.00	1,018.25	6.88	1.36
	C Shares	1,000.00	1,014.74	10.40	2.06
Small Cap Growth Stock Fund	I Shares	1,000.00	1,018.90	6.23	1.23
	A Shares	1,000.00	1,017.70	7.44	1.47
	C Shares	1,000.00	1,014.24	10.91	2.16
Small Cap Value Equity Fund	I Shares	1,000.00	1,019.15	5.97	1.18
	A Shares	1,000.00	1,017.60	7.54	1.49
	C Shares	1,000.00	1,014.64	10.50	2.08
Aggressive Growth Allocation Strategy	I Shares	1,000.00	1,023.56	1.52	0.30
	A Shares	1,000.00	1,022.21	2.89	0.57
	C Shares	1,000.00	1,018.90	6.23	1.23
Conservative Allocation Strategy	I Shares	1,000.00	1,023.87	1.22	0.24
	A Shares	1,000.00	1,022.41	2.69	0.53
	C Shares	1,000.00	1,018.90	6.23	1.23
Growth Allocation Strategy	I Shares	1,000.00	1,023.56	1.52	0.30
	A Shares	1,000.00	1,022.26	2.84	0.56
	C Shares	1,000.00	1,018.90	6.23	1.23
Moderate Allocation Strategy	I Shares	1,000.00	1,023.56	1.52	0.30
	A Shares	1,000.00	1,022.36	2.74	0.54
	C Shares	1,000.00	1,019.05	6.07	1.20

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days (183) in the most recent fiscal half-year divided by the number of days in the fiscal year (365).

**	Annualized.

79

ADDITIONAL INFORMATION  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Restatement Example

On August 1, 2012, there were changes made to the investment advisory fee rates and the contractual expense limitations for several of the Funds. The table below provides a restatement of the expenses that would have been paid had the changes been in place throughout the most recent fiscal half-year. Please see Note 3 in the Notes to Financial Statements for details regarding the current investment advisory fee rates and contractual expense limitations for each of the Funds.

Fund	Class	Expenses Paid During Period* 4/01/12-9/30/12	Hypothetical (5% Return Before Expenses)* 4/01/12-9/30/12	Expense Ratio During Period** 4/01/12-9/30/12
Aggressive Growth Stock Fund	I Shares	$5.45	$5.73	1.13%
	A Shares	7.21	7.58	1.50
International Equity Fund	I Shares	5.23	5.32	1.05
	A Shares	6.87	6.98	1.38
International Equity Index Fund	I Shares	3.77	3.85	0.76
	A Shares	5.05	5.15	1.02
Large Cap Core Growth Stock Fund	I Shares	5.20	5.22	1.03
	A Shares	6.23	6.25	1.24
	C Shares	9.67	9.70	1.92
Large Cap Growth Stock Fund	I Shares	4.20	4.27	0.84
	A Shares	6.16	6.25	1.24
	C Shares	9.00	9.15	1.81
Large Cap Value Equity Fund	I Shares	4.57	4.57	0.90
	A Shares	5.97	5.97	1.18
	C Shares	8.74	8.74	1.73
Mid-Cap Value Equity Fund	I Shares	5.41	5.42	1.07
	A Shares	6.82	6.83	1.35
	C Shares	9.05	9.08	1.80
Select Large Cap Growth Stock Fund	I Shares	5.14	5.24	1.03
	A Shares	6.35	6.47	1.28
	C Shares	9.71	9.89	1.96
Small Cap Growth Stock Fund	I Shares	6.00	5.99	1.18
	A Shares	6.51	6.51	1.29
	C Shares	9.78	9.78	1.93
Small Cap Value Equity Fund	I Shares	5.93	6.02	1.19
	A Shares	7.62	7.74	1.53
	C Shares	9.40	9.55	1.89
Aggressive Growth Allocation Strategy	I Shares	2.50	2.54	0.50
	A Shares	3.49	3.55	0.70
	C Shares	6.48	6.58	1.30
Conservative Allocation Strategy	I Shares	1.52	1.52	0.30
	A Shares	3.04	3.04	0.60
	C Shares	6.58	6.58	1.30
Growth Allocation Strategy	I Shares	2.52	2.54	0.50
	A Shares	3.42	3.44	0.68
	C Shares	6.43	6.48	1.28
Moderate Allocation Strategy	I Shares	2.53	2.54	0.50
	A Shares	3.15	3.16	0.62
	C Shares	6.08	6.10	1.21

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days (183) in the most recent fiscal half-year divided by the number of days in the fiscal year (365).

**	Annualized.

Proxy Voting Information

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-784-3863. The information also is included in the Funds’ Statement of Additional Information which is available on the Funds’ website at www.ridgeworth.com and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent

80

ADDITIONAL INFORMATION  (concluded)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

twelve months ended June 30 is available on the Funds’ website at www.ridgeworth.com and on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available free of charge on the SEC’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

81

INVESTMENT ADVISER:

RidgeWorth Investments®

3333 Piedmont Road, NE, Suite 1500

Atlanta, Georgia 30305

www.ridgeworth.com

INVESTMENT SUBADVISERS:

Ceredex Value Advisors LLC

Lincoln Plaza, Suite 1600

300 South Orange Avenue

Orlando, Florida 32801

www.ceredexvalue.com

Certium Asset Management LLC

3333 Piedmont Road, NE, Suite 1500

Atlanta, Georgia 30305

www.certiumllc.com

Silvant Capital Management LLC

3333 Piedmont Road, NE, Suite 1500

Atlanta, Georgia 30305

www.silvantcapital.com

Zevenbergen Capital Investments LLC

601 Union Street, Suite 4600

Seattle, Washington 98101

www.zci.com

This information must be preceded or accompanied by a current prospectus for each Fund described. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about RidgeWorth Funds can be found in the Fund’s prospectus. For additional information, please call 1-888-784-3863, or visit www.ridgeworth.com. Please read the prospectus carefully before investing.

DISTRIBUTOR:

RIDGEWORTH DISTRIBUTORS LLC

Not FDIC Insured • No Bank Guarantee • May Lose Value

RFSAR-EQ-0912

2012 SEMI-ANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2012

RidgeWorth Investments® is the trade name of RidgeWorth Capital Management, Inc.

RIDGEWORTH FUNDS    September 30, 2012

LETTER TO SHAREHOLDERS

September 30, 2012

Dear Valued Client,

We are pleased that both the economy and the capital markets continued to recover over the past six months, despite persistent global economic and financial challenges. We are also pleased to report that RidgeWorth Funds maintained its strong long-term performance record over the period. This update will discuss recent events and identify what we may anticipate for both the broad economy and the capital markets in the fourth quarter of 2012 and throughout 2013.

Before we begin, we want to thank you, our valued RidgeWorth Funds’ shareholders, for your continued business. We focus all of our efforts on helping you achieve your investment goals, and we are grateful that you have placed your confidence in us. Our sole mission is to earn your trust through providing competitive investment performance and excellent client service. We sincerely hope we have met your expectations in both of these measures and we look forward to continuing as your asset manager in the future.

In last year’s letter, we discussed why we remained confident and positive in our outlook for the economy and the markets: improving job growth, low interest rates, and reasonable equity valuations. However, we cautioned that many of the challenges that affected the markets over the past several years would likely remain, namely: fiscal strains in the European Union (“EU”), a weak housing market, heavy mortgage debt burdens, high unemployment, a sharp rise in energy prices, and record federal deficits. We suggested that the net effect of these forces would likely be a slower than normal rate of growth, and that this would force the Federal Reserve (“Fed”) to maintain its low interest rate policy.

Indeed, decelerating economic activity, lowered company earnings guidance, considerable domestic and international uncertainties, and continued market volatility highlighted the last two quarters. Despite these challenges, equities pushed higher, due in large measure to increased global central bank accommodation against a backdrop of reasonably attractive valuations. To explain where we believe the markets are headed, we will discuss the key macro developments during, and review market performance for, the six months ended September 30, 2012.

Economic momentum decelerated during the past six months as reflected by a number of sub-par economic statistics, namely sluggish job growth, slowing industrial production, and falling durable goods orders. In addition, concerns intensified over the looming “fiscal cliff,” with its expiration of the 2% Federal Insurance Contributions Act (FICA) tax reduction, the end of the Bush-era tax cuts, automatic defense sequestration, significant reductions to a broad swath of government programs, and sizeable increases in taxes on dividend income and capital gains. Some experts believe that all the components of the “fiscal cliff” taken together could cause a 3% or greater drag on the gross domestic product (“GDP”), and would push the economy into recession.

Against this backdrop of slowing economic momentum and fiscal paralysis, the Fed announced an open-ended mortgage-backed securities purchase program as another tool in the Fed’s strategy to support the economy until it deems stimulus is no longer necessary. Mortgage rates fell to levels not seen since the 1950s and expectations grew that the fragile recovery in housing might gain momentum. Investors realized that the accommodation might lead to at least a modicum of future inflation. Therefore, both housing and equities, which are historical inflation hedges along with gold, performed well. Indeed, Fed Chairman Bernanke asserted that Quantitative Easing programs are designed to foster a virtuous cycle of higher incomes, profits, and the inflating of assets, which would support economic expansion by increasing consumer and business confidence.

Economic and market uncertainty extended overseas as well with the continuation of chronic Eurozone recessionary headwinds and an economic slowdown in Asia, particularly China. China’s economic deceleration took some by surprise. Many countries in the throes of multi-year deleveraging now face massive cuts in government spending, which has in turn fostered currency debasement and national protectionism. Spain, and to a lesser extent Italy, joined Greece in threatening the stability and continuity of the EU. Banking system fragility displaced sovereign stability as the greatest near-term risk. Additionally, geo-political flashpoints expanded from Iran’s nuclear ambitions (and concurrently pre-announced Israeli protective and retaliatory measures), to continued strife in Syria and the broader Middle East, further increasing market uncertainty and volatility.

Despite worrisome events and news flow both here and overseas, U.S. equity markets generally improved over the period, regardless of market capitalization. The S&P 500 Index generated a total return of 3.4%, while the Small Cap Russell 2000 Index rose a more modest 1.6%. There was a rotation of investor interest over the six months that benefited the Value style over Growth, even though both advanced. International equities slipped during the period, reflecting the slowdown in global growth, with the MSCI EAFE and Emerging Markets indices off 0.3% and 1.6%, respectively.

Bonds also shared in the market advance, helped by the Fed’s decision to continue buying securities and from the global turmoil, supporting the belief that the U.S. Treasury market is the safest haven in the world. However, with Treasury yields hitting new record low levels, many investors preferred higher-yielding corporate and high yield bonds, which significantly outperformed the 3.7% gain in the Barclays Aggregate Bond Index.

RidgeWorth Funds continued to maintain its record of strong long-term performance as more than 80% of our Funds beat their Lipper Peer Group medians for the 5-year period ended September 30, 20121. In addition, nearly 70% of our Funds finished in the first or second quartile for the 10-year period1.

Looking ahead, we believe the slower growth that has dominated 2012 will continue into 2013, but that the healing process, particularly regarding housing and excess consumer leverage, will continue. With equity valuation metrics still below 15-year averages, we see limited downside to the equity market. Moreover, global central banks’ coordinated, ongoing stimulus could help reduce the risks of a recession during the forecast horizon. As long as huge accommodation takes place, and inflation stays at the low-end of the Fed comfort zone, we believe equities have support. Consequently, we believe that when headwinds dissipate, the equity market has the potential for further improvement. However, we would not be surprised to see at least a small amount of consolidation in the short-run, or at least before economic traction becomes more visible.

All that said, with the economy expanding the risks of setbacks should not be minimized. Key metrics we are following, in addition to those mentioned above, are: job growth, political developments relating the “fiscal cliff,” EU stability efforts, income growth, housing prices, transportation/shipping data, stability in operating and net margins, consensus earnings, and cash flow estimates.

We believe the markets will continue to offer opportunities to investors, but they will be more selective and company-specific, a market that fits well with the RidgeWorth bottom-up approach to security selection. Despite the challenges, the past six months have been largely favorable for the economy and the markets, and good for the RidgeWorth Funds. We wish to again thank you for your trust and confidence in us, and we look forward to another good year together.

Sincerely,

Ashi Parikh

Chaiman, CEO, CIO

Ridgeworth Investments

[1]

For the period ended September 30, 2012, 45% (15/33), 48% (16/33), 81% (27/33) and 68% (20/29) of the RidgeWorth Funds (I Shares) beat their Lipper peer group medians for the 1-, 3-, 5- and 10-year periods, respectively. The Lipper rankings are as of September 30, 2012, for I Shares only, based on total returns and do not reflect a sales charge. ©2012 Lipper Leader, Reuters. All Rights Reserved. Lipper Ratings are according to Lipper, a Thomson Reuters Company. Past performance is not indicative of future results.

INDUSTRY ALLOCATIONS  (As a percentage of Total Investments)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Core Bond Fund
U.S. Treasury Obligations	37.8%
Corporate Bonds	23.2%
U.S. Government Agency Mortgages	21.7%
Collateralized Mortgage Obligations	8.2%
Money Market Fund	7.1%
Preferred Stocks	1.1%
Asset-Backed Securities	0.9%

Corporate Bond Fund
Corporate Bonds	91.5%
Preferred Stocks	5.7%
Money Market Fund	2.8%

Georgia Tax-Exempt Bond Fund
Municipal Bonds	93.3%
Money Market Fund	6.7%

High Grade Municipal Bond Fund
Municipal Bonds	85.3%
Money Market Fund	14.7%

High Income Fund
Corporate Bonds	71.8%
Money Market Fund	9.9%
Bank Loans	8.8%
Short-Term Investment	7.5%
Convertible Preferred Stock	0.6%
Convertible Corporate Bonds	0.5%
Warrants	0.5%
Preferred Stock	0.3%
Trust	0.1%

Intermediate Bond Fund
U.S. Treasury Obligations	53.8%
Corporate Bonds	28.1%
U.S. Government Agency Mortgages	6.6%
Short-Term Investment	4.8%
Money Market Fund	3.6%
Collateralized Mortgage Obligations	1.7%
Preferred Stocks	1.4%

Investment Grade Tax-Exempt Bond Fund
Municipal Bonds	87.6%
Money Market Fund	12.4%

Limited Duration Fund
Collateralized Mortgage Obligations	75.5%
Asset-Backed Securities	10.6%
Money Market Fund	9.7%
U.S. Government Agency Mortgages	4.2%

Limited-Term Federal Mortgage Securities Fund
U.S. Government Agency Mortgages	69.2%
Collateralized Mortgage Obligations	17.8%
Money Market Fund	13.0%

North Carolina Tax-Exempt Bond Fund
Municipal Bonds	98.5%
Money Market Fund	1.5%

Seix Floating Rate High Income Fund
Bank Loans	85.5%
Money Market Fund	10.8%
Corporate Bonds	3.6%
Preferred Stock	0.1%
Trust	0.0%	*
* Less than 0.05% of Total Investments.

Seix High Yield Fund
Corporate Bonds	79.6%
Money Market Fund	6.9%
Short-Term Investment	6.8%
Bank Loans	6.2%
Convertible Preferred Stock	0.4%
U.S. Treasury Obligation	0.1%

Short-Term Bond Fund
Corporate Bonds	47.0%
U.S. Government Agency Mortgages	19.8%
Collateralized Mortgage Obligations	15.7%
Asset-Backed Securities	7.2%
U.S. Government Agencies	5.6%
Money Market Fund	1.7%
Municipal Bond	1.7%
U.S. Treasury Obligation	1.3%

Short-Term Municipal Bond Fund
Municipal Bonds	83.1%
Money Market Fund	16.9%

Short-Term U.S. Treasury Securities Fund
U.S. Treasury Obligations	99.8%
Money Market Fund	0.2%

Total Return Bond Fund
U.S. Treasury Obligations	32.7%
Corporate Bonds	22.7%
U.S. Government Agency Mortgages	21.1%
Collateralized Mortgage Obligations	9.3%
Bank Loans	5.9%
Money Market Fund	5.4%
Asset-Backed Securities	1.8%
Preferred Stocks	1.1%

Portfolio composition is subject to change.

INDUSTRY ALLOCATIONS  (As a percentage of Total Investments)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Ultra-Short Bond Fund
Corporate Bonds	45.0%
U.S. Government Agency Mortgages	22.7%
Collateralized Mortgage Obligations	21.6%
Money Market Fund	3.6%
U.S. Government Agencies	3.1%
Asset-Backed Securities	2.8%
Municipal Bond	1.2%

U.S. Government Securities Fund
U.S. Treasury Obligations	98.0%
Money Market Fund	2.0%

U.S. Government Securities Ultra-Short Bond Fund
U.S. Government Agency Mortgages	72.4%
Collateralized Mortgage Obligations	27.0%
Money Market Fund	0.5%
Asset-Backed Security	0.1%

Virginia Intermediate Municipal Bond Fund
Municipal Bonds	95.3%
Money Market Fund	4.7%

Portfolio composition is subject to change.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Core Bond Fund

	Shares or Principal Amount($)	Value($)

Asset-Backed Securities (1.0%)
Credit Card (0.3%)
Cabela’s Master Credit Card Trust, Series 2012-1A, Cl A1, 1.630%, 02/18/20(a)	1,282,000	1,315,318

Home Equity (0.3%)
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Cl M1, 0.647%, 07/25/35(b)	1,857,000	1,723,519

Other (0.4%)
Dominos Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(a)	1,967,135	2,192,964

Total Asset-Backed Securities (Cost $4,919,381)		5,231,801

Collateralized Mortgage Obligations (8.6%)
Agency Collateralized Mortgage Obligations (5.6%)
Federal Home Loan Mortgage Corporation (3.5%)
Series 3788, Cl YB, 3.500%, 01/15/26	9,765,488	10,650,231
Series 3806, Cl L, 3.500%, 02/15/26	283,000	309,028
Series 3907, Cl MD, 3.500%, 08/15/26	2,818,475	3,040,151
Series 3950, Cl YB, REMIC, 3.000%, 11/15/26	626,000	661,421
Series 3980, Cl LG, 3.000%, 01/15/27	2,500,000	2,662,588
Series 4065, Cl CL, 3.000%, 06/15/27	838,000	883,027

		18,206,446

Federal National Mortgage Association (1.3%)
Series 2010-144, Cl YB, 3.000%, 12/25/25	135,000	142,653
Series 2011-36, Cl DB, 3.000%, 05/25/26	135,000	142,523
Series 2011-44, Cl EB, 3.000%, 05/25/26	154,000	162,043
Series 2011-46, Cl B, 3.000%, 05/25/26	4,925,000	5,199,510
Series 2012-17, Cl BC, 3.500%, 03/25/27	1,379,000	1,502,543

		7,149,272

Government National Mortgage Association (0.8%)
Series 2011-154, Cl B, 4.000%, 11/16/26	3,569,128	4,026,708

		29,382,426

	Shares or Principal Amount($)	Value($)

Agency Collateralized Planned Amortization Class Mortgage Obligations (0.3%)
Federal Home Loan Mortgage Corporation (0.3%)
Series 3762, Cl BV, 4.000%, 10/15/29	191,000	209,852
Series 3763, Cl VQ, 4.000%, 07/15/27	135,000	149,693
Series 3903, Cl GB, 4.000%, 08/15/26	1,277,000	1,418,151

		1,777,696

Commercial Mortgage Backed Security (2.7%)
Banc of America Commercial Mortgage, Inc. (0.1%)
Series 2005-3, Cl A3B, 5.090%, 07/10/43(b)	402,000	424,223
Series 2005-6, Cl AM, 5.364%, 09/10/47(b)	199,000	222,182

		646,405

DBUBS Mortgage Trust (0.4%)
Series 2011-LC3A, Cl A2, 3.642%, 08/10/44	1,784,000	1,952,989

GS Mortgage Securities Corp. II (0.8%)
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(a)	4,015,000	4,336,617

JP Morgan Chase Commercial Mortgage Securities Corp. (0.5%)
Series 2005-LDP3, Cl A4B, 4.996%, 08/15/42(b)	2,295,000	2,502,909

LB-UBS Commercial Mortgage Trust (0.4%)
Series 2005-C7, Cl A3, 5.622%, 11/15/30(b)	555,000	577,987
Series 2006-C1, Cl AM, 5.217%, 02/15/31(b)	1,391,000	1,534,208

		2,112,195

Merrill Lynch Mortgage Trust (0.2%)
Series 2005-LC1, Cl AM, 5.428%, 01/12/44(b)	1,146,000	1,268,378

RBSCF Trust (0.1%)
Series 2010-RR3, Cl MS4A, 4.970%, 04/16/40(a)(b)	364,000	385,353

Wachovia Bank Commercial Mortgage Trust (0.2%)
Series 2005-C20, Cl AMFX, 5.179%, 07/15/42(b)	170,000	186,640
Series 2005-C21, Cl AM, 5.413%, 10/15/44(b)	628,000	698,554

		885,194

		14,090,040

Total Collateralized Mortgage Obligations (Cost $42,368,138)		45,250,162

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Core Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Corporate Bonds (24.4%)
Aerospace/Defense (0.6%)
Boeing Co. (The), 5.125%, 02/15/13	720,000	732,651
Raytheon Co., 1.400%, 12/15/14	954,000	969,181
United Technologies Corp., 3.100%, 06/01/22	1,406,000	1,498,267

		3,200,099

Auto Manufacturers (0.3%)
Daimler Finance N.A. LLC, 3.875%, 09/15/21(a)	584,000	634,499
Volkswagen International Finance, 2.375%, 03/22/17(a)	923,000	958,536

		1,593,035

Banks (0.8%)
HSBC Bank PLC, 3.100%, 05/24/16(a)	407,000	428,891
HSBC Bank PLC, 3.500%, 06/28/15(a)	1,047,000	1,110,799
Northern Trust Corp., 5.200%, 11/09/12	928,000	932,533
Wells Fargo & Co., 1.250%, 02/13/15, MTN	1,469,000	1,486,500

		3,958,723

Beverages (0.8%)
Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22	1,807,000	1,832,594
Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/12	911,000	911,779
Diageo Capital PLC, 5.200%, 01/30/13	488,000	495,592
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	913,000	954,962

		4,194,927

Biotechnology (0.1%)
Life Technologies Corp., 5.000%, 01/15/21	286,000	324,589

Chemicals (0.6%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	851,000	861,816
Praxair, Inc., 1.750%, 11/15/12	1,381,000	1,383,170
Praxair, Inc., 4.625%, 03/30/15	1,033,000	1,136,270

		3,381,256

	Shares or Principal Amount($)	Value($)

Commercial Services (0.6%)
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	615,000	633,428
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	1,040,000	1,182,502
ERAC USA Finance LLC, 5.600%, 05/01/15(a)	1,099,000	1,206,988

		3,022,918

Computers (0.6%)
IBM Corp., 0.875%, 10/31/14	2,132,000	2,151,134
IBM Corp., 4.000%, 06/20/42	919,000	1,002,348

		3,153,482

Diversified Financial Services (2.7%)
American Express Credit Corp., 2.375%, 03/24/17, MTN	807,000	848,842
CME Group, Inc., 5.400%, 08/01/13	573,000	596,700
CME Group, Inc., 5.750%, 02/15/14	514,000	549,532
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	1,527,000	1,667,061
General Electric Capital Corp., Series A, 7.125%(b)(c)	600,000	668,652
General Electric Capital Corp., Series B, 6.250%(b)(c)	2,100,000	2,216,613
John Deere Capital Corp., 1.250%, 12/02/14, MTN	804,000	816,612
Lazard Group LLC, 7.125%, 05/15/15	961,000	1,059,798
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	772,000	792,771
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	822,000	884,336
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	1,064,000	1,084,804
TIAA Global Markets, Inc., 5.125%, 10/10/12(a)	848,000	848,764
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	452,000	482,255
Woodside Finance Ltd., 4.600%, 05/10/21(a)	1,327,000	1,456,601

		13,973,341

Electric (0.8%)
Alabama Power Co., 5.800%, 11/15/13	553,000	585,657

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Core Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Electric—continued
Dominion Resources, Inc., 1.950%, 08/15/16	421,000	435,124
Duke Energy Carolinas LLC, 4.300%, 06/15/20	310,000	357,366
Exelon Generation Co. LLC, 6.200%, 10/01/17	708,000	842,658
Georgia Power Co., 6.000%, 11/01/13	313,000	331,164
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	616,000	788,096
Southern California Edison Co., 5.750%, 03/15/14	578,000	621,873

		3,961,938

Electronics (0.1%)
Thermo Fisher Scientific, Inc., 2.250%, 08/15/16	341,000	353,935

Food (0.3%)
Kellogg Co., 4.250%, 03/06/13	620,000	630,017
Kraft Foods, Inc., 6.500%, 02/09/40	553,000	749,055
Kroger Co. (The), 7.500%, 01/15/14	427,000	463,909

		1,842,981

Healthcare-Products (0.4%)
Becton Dickinson and Co., 3.250%, 11/12/20	337,000	363,480
Covidien International Finance SA, 6.000%, 10/15/17	809,000	994,469
Stryker Corp., 2.000%, 09/30/16	584,000	608,851

		1,966,800

Healthcare-Services (0.4%)
Roche Holdings, Inc., 7.000%, 03/01/39(a)	1,408,000	2,121,729

Household Products/Wares (0.1%)
Clorox Co. (The), 3.050%, 09/15/22	586,000	597,524

Insurance (1.1%)
Berkshire Hathaway, Inc., 3.200%, 02/11/15	1,291,000	1,369,450
Berkshire Hathaway, Inc., 4.600%, 05/15/13	738,000	757,533
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(a)	531,000	542,254

	Shares or Principal Amount($)	Value($)

Insurance—continued
Nationwide Financial Services, Inc., 5.375%, 03/25/21(a)	2,039,000	2,158,122
OneBeacon U.S. Holdings, Inc., 5.875%, 05/15/13	475,000	486,242
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(a)	543,000	745,638

		6,059,239

Internet (0.1%)
eBay, Inc., 2.600%, 07/15/22	674,000	678,716

Machinery-Diversified (0.3%)
Deere & Co., 3.900%, 06/09/42	1,311,000	1,356,071

Media (1.0%)
Comcast Corp., 3.125%, 07/15/22	951,000	986,594
Comcast Corp., 4.650%, 07/15/42	991,000	1,059,983
Thomson Reuters Corp., 5.950%, 07/15/13	178,000	185,507
Time Warner Cable, Inc., 5.850%, 05/01/17	1,676,000	1,996,377
Time Warner Cable, Inc., 8.250%, 02/14/14	694,000	763,782
Time Warner, Inc., 6.200%, 03/15/40	236,000	293,837

		5,286,080

Mining (1.2%)
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	310,000	346,113
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	549,000	637,947
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	794,000	942,191
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	832,000	842,664
Kinross Gold Corp., 5.125%, 09/01/21	2,154,000	2,228,296
Newmont Mining Corp., 6.250%, 10/01/39	907,000	1,071,548

		6,068,759

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Core Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Miscellaneous Manufacturer (1.1%)
3M Co., 1.375%, 09/29/16	559,000	573,550
General Electric Co., 5.000%, 02/01/13	1,507,000	1,529,962
General Electric Co., 5.250%, 12/06/17	521,000	616,438
Illinois Tool Works, Inc., 6.250%, 04/01/19	1,347,000	1,695,248
Siemens Financieringsmat, 6.125%, 08/17/26(a)	929,000	1,220,776

		5,635,974

Office/Business Equipment (0.3%)
Xerox Corp., 6.350%, 05/15/18	1,225,000	1,438,250

Oil & Gas (1.2%)
BP Capital Markets PLC, 2.248%, 11/01/16	1,046,000	1,094,947
Ensco PLC, 4.700%, 03/15/21	836,000	944,235
Phillips 66, 4.300%, 04/01/22(a)	967,000	1,058,726
Shell International Finance BV, 6.375%, 12/15/38	2,020,000	2,909,204
Statoil ASA, 3.125%, 08/17/17	354,000	387,878

		6,394,990

Oil & Gas Services (0.6%)
Baker Hughes, Inc., 5.125%, 09/15/40	662,000	811,427
Schlumberger Investment SA, 3.300%, 09/14/21(a)	927,000	987,113
Weatherford International Ltd., 5.125%, 09/15/20	603,000	659,228
Weatherford International Ltd., 6.500%, 08/01/36	534,000	573,516

		3,031,284

Pharmaceuticals (0.9%)
Abbott Laboratories, 5.600%, 11/30/17	1,356,000	1,664,066
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	907,000	1,116,597
Novartis Securities Investment Ltd., 5.125%, 02/10/19	512,000	615,229
Schering-Plough Corp., 6.550%, 09/15/37	584,000	864,050
Watson Pharmaceuticals, 3.250%, 10/01/22	606,000	613,762

		4,873,704

	Shares or Principal Amount($)	Value($)

Pipelines (1.9%)
El Paso Natural Gas Co., 5.950%, 04/15/17	621,000	714,808
Energy Transfer Partners LP, 6.050%, 06/01/41	531,000	585,465
Energy Transfer Partners LP, 6.625%, 10/15/36	576,000	652,131
Enterprise Products Operating LLC, 5.250%, 01/31/20	1,189,000	1,392,946
Enterprise Products Operating LLC, Series J, 5.750%, 03/01/35	690,000	790,110
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	2,290,000	2,377,796
Southern Natural Gas Co., 5.900%, 04/01/17(a)	413,000	484,583
TC Pipelines LP, 4.650%, 06/15/21	664,000	702,146
TransCanada PipeLines Ltd., 6.100%, 06/01/40	716,000	990,812
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	394,000	475,721
Williams Partners LP, 4.125%, 11/15/20	957,000	1,038,550

		10,205,068

Real Estate Investment Trusts (1.0%)
BioMed Realty LP, 3.850%, 04/15/16	883,000	928,817
Digital Realty Trust LP, 4.500%, 07/15/15	1,824,000	1,951,517
Digital Realty Trust LP, 5.875%, 02/01/20	257,000	297,090
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	2,010,000	2,290,747

		5,468,171

Retail (1.2%)
AutoZone, Inc., 3.700%, 04/15/22	813,000	857,009
Wal-Mart Stores, Inc., 5.250%, 09/01/35	278,000	344,368
Wal-Mart Stores, Inc., 6.500%, 08/15/37	2,136,000	3,060,130
Walgreen Co., 4.875%, 08/01/13	528,000	546,622
Wesfarmers Ltd., 6.998%, 04/10/13(a)	1,668,000	1,717,446

		6,525,575

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Core Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Semiconductors (0.7%)
Analog Devices, Inc., 3.000%, 04/15/16	212,000	228,432
Intel Corp., 1.950%, 10/01/16	649,000	681,373
Intel Corp., 4.800%, 10/01/41	2,163,000	2,530,135

		3,439,940

Software (0.4%)
Fiserv, Inc., 4.750%, 06/15/21	721,000	788,795
Oracle Corp., 5.750%, 04/15/18	1,270,000	1,575,997

		2,364,792

Telecommunication Services (1.9%)
AT&T, Inc., 5.550%, 08/15/41	845,000	1,051,855
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17(a)	1,082,000	1,155,035
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	508,000	540,360
Cisco Systems, Inc., 5.500%, 02/22/16	566,000	657,330
Cisco Systems, Inc., 5.500%, 01/15/40	1,076,000	1,381,473
Juniper Networks, Inc., 3.100%, 03/15/16	172,000	179,964
Rogers Communications, Inc., 7.500%, 03/15/15	774,000	896,726
SBA Tower Trust, 2.933%, 12/15/42(a)	1,200,000	1,233,427
SBC Communications, Inc., 5.100%, 09/15/14	729,000	792,649
SBC Communications, Inc., 6.450%, 06/15/34	484,000	630,968
Verizon Communications, Inc., 5.250%, 04/15/13	557,000	571,451
Verizon Communications, Inc., 5.550%, 02/15/16	630,000	728,927

		9,820,165

Transportation (0.1%)
United Parcel Service, Inc., 3.125%, 01/15/21	531,000	573,137

Trucking & Leasing (0.2%)
Aviation Capital Group Corp., 6.750%, 04/06/21(a)	499,000	508,681

	Shares or Principal Amount($)	Value($)

Trucking & Leasing—continued
Aviation Capital Group Corp., 7.125%, 10/15/20(a)	686,000	719,909

		1,228,590

Total Corporate Bonds (Cost $117,340,199)		128,095,782

U.S. Government Agency Mortgages (22.7%)
Federal Home Loan Mortgage Corporation (14.2%)
Pool #J18446, 3.000%, 03/01/27	3,221,501	3,419,752
Pool #J18800, 3.000%, 04/01/27	1,386,395	1,471,714
Pool #J19119, 2.500%, 05/01/27	966,920	1,017,856
Pool #J19132, 3.000%, 05/01/27	2,496,861	2,650,519
Pool #J19225, 3.000%, 05/01/27	532,193	564,944
Pool #J19310, 3.000%, 06/01/27	1,440,802	1,523,616
Pool #G14517, 2.500%, 07/01/27	1,636,080	1,724,567
Pool #J19607, 2.500%, 07/01/27	690,994	728,366
Pool #J20064, 2.500%, 08/01/27	1,464,647	1,541,115
Pool #J20420, 2.500%, 09/01/27(d)	658,000	692,662
Pool #A12413, 5.000%, 08/01/33	407,064	445,426
Pool #G05052, 5.000%, 10/01/33	244,260	267,280
Pool #G01797, 5.500%, 12/01/33	8,508,439	9,357,384
Pool #G01779, 5.000%, 04/01/35	488,124	530,465
Pool #A46278, 5.000%, 07/01/35	1,562,988	1,725,867
Pool #G01837, 5.000%, 07/01/35	3,403,837	3,705,471
Pool #G02252, 5.500%, 07/01/36	6,118,397	6,684,894
Pool #Z40004, 6.000%, 08/01/36	600,349	659,218
Pool #G02424, 5.500%, 12/01/36	840,475	918,294
Pool #G04997, 5.000%, 01/01/37	2,419,598	2,634,013
Pool #G05254, 5.000%, 01/01/37	1,459,082	1,588,380

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Core Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Federal Home Loan Mortgage Corporation—continued
Pool #G03296, 6.000%, 09/01/37	737,882	823,150
Pool #G05326, 5.000%, 02/01/38	1,353,740	1,473,703
Pool #G03871, 5.500%, 02/01/38	2,301,367	2,539,620
Pool #G04337, 5.500%, 04/01/38	156,648	170,858
Pool #G05098, 6.000%, 12/01/38	2,619,093	2,879,190
Pool #G06079, 6.000%, 07/01/39	3,412,939	3,757,204
Pool #G07116, 6.000%, 07/01/39	4,155,000	4,574,117
Pool #1B8740, 2.428%, 09/01/41(b)	3,887,968	4,064,689
2.500%, TBA, 15 Year Maturity(d)	6,906,000	7,252,379
3.000%, TBA, 15 Year Maturity(d)	3,069,000	3,228,205

		74,614,918

Federal National Mortgage Association (7.7%)
Pool #AM0738, 2.290%, 09/01/20(d)	2,229,000	2,290,297
Pool #AM1003, 2.150%, 01/01/21(d)	611,000	621,693
Pool #471145, 3.150%, 04/01/22	1,545,460	1,677,932
Pool #471783, 2.790%, 07/01/22	1,392,985	1,473,456
Pool #AM0137, 2.690%, 08/01/22	1,073,540	1,128,449
Pool #AM0418, 2.720%, 08/01/22	899,400	949,388
Pool #AJ1910, 2.500%, 05/01/27	1,653,025	1,739,292
Pool #AO3012, 2.500%, 05/01/27	945,129	996,816
Pool #AO9866, 2.500%, 07/01/27	1,296,418	1,364,176
Pool #AO4429, 2.500%, 08/01/27	4,564,145	4,813,746
Pool #AP4725, 3.000%, 08/01/27	442,974	472,400
Pool #725773, 5.500%, 09/01/34	1,032,556	1,140,064
Pool #735036, 5.500%, 12/01/34	380,083	419,656

	Shares or Principal Amount($)	Value($)

Federal National Mortgage Association—continued
Pool #827943, 5.000%, 05/01/35	449,211	492,288
Pool #735500, 5.500%, 05/01/35	2,083,634	2,297,974
Pool #357829, 6.000%, 06/01/35	1,105,326	1,242,381
Pool #888344, 5.000%, 10/01/35	2,992,584	3,276,212
Pool #888632, 5.000%, 04/01/36	159,227	174,019
Pool #878094, 6.000%, 04/01/36	3,059,130	3,445,140
Pool #190370, 6.000%, 06/01/36	2,495,476	2,762,013
Pool #AD0784, 6.000%, 05/01/37	995,259	1,101,561
Pool #995082, 5.500%, 08/01/37	1,428,078	1,576,767
Pool #975106, 5.500%, 06/01/38	1,753,418	1,935,433
Pool #AD0439, 6.000%, 07/01/39	683,847	760,306
2.500%, TBA, 15 Year Maturity(d)	152,000	159,743
2.500%, TBA, 15 Year Maturity(d)	2,173,000	2,278,934

		40,590,136

Government National Mortgage Association (0.8%)
Pool #751387, 4.743%, 01/20/61	3,961,992	4,464,203

Total U.S. Government Agency Mortgages (Cost $116,720,856)		119,669,257

U.S. Treasury Obligations (39.6%)
U.S. Treasury Bond (3.3%)
3.000%, 05/15/42	16,488,000	17,095,995

U.S. Treasury Notes (36.3%)
0.500%, 11/30/12	25,663,000	25,679,039
0.500%, 10/15/14	57,977,000	58,271,407
1.750%, 05/31/16(e)	31,191,000	32,704,263
1.000%, 03/31/17	66,767,000	68,102,340
1.625%, 08/15/22	6,321,000	6,314,085

		191,071,134

Total U.S. Treasury Obligations (Cost $206,427,803)		208,167,129

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Core Bond Fund — concluded

	Shares or Principal Amount($)	Value($)

Preferred Stocks (1.1%)
Banks (0.6%)
PNC Financial Services Group, Inc., Series P, 6.125%(b)(c)	41,625	1,143,439
US Bancorp, Series F, 6.500%(b)(c)	32,175	936,292
US Bancorp, Series G, 6.000%(b)(c)	38,250	1,070,235

		3,149,966

Electric (0.2%)
SCE Trust I, 5.625%(c)	37,175	969,524

Insurance (0.2%)
Arch Capital Group Ltd., Series C, 6.750%(c)	24,250	647,475
Reinsurance Group of America, Inc., 6.200%(b)	26,050	687,199

		1,334,674

Real Estate Investment Trust (0.1%)
Public Storage, Series U, 5.625%(c)	15,625	405,938

Total Preferred Stocks (Cost $5,460,916)		5,860,102

Money Market Fund (7.4%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(f)	39,108,250	39,108,250

Total Money Market Fund (Cost $39,108,250)		39,108,250

Shares or Principal Amount($)	Value($)

Total Investments (Cost $532,345,543) — 104.8%	551,382,483
Liabilities in excess of other assets — (4.8)%	(25,328,746)

Net Assets — 100.0%	$526,053,737

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 6.5% of net assets as of September 30, 2012.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2012.

(c)	Security is perpetual in nature and has no stated maturity.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(f)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

Investment Abbreviations

LP	—	Limited Partnership
MTN	—	Medium Term Note
TBA	—	To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Corporate Bond Fund

	Shares or Principal Amount($)	Value($)

Corporate Bonds (91.0%)
Aerospace/Defense (1.7%)
Raytheon Co., 1.400%, 12/15/14	751,000	762,950
United Technologies Corp., 4.500%, 06/01/42	648,000	726,269

		1,489,219

Auto Manufacturers (0.9%)
Volkswagen International Finance, 2.375%, 03/22/17(a)	791,000	821,454

Banks (2.5%)
HSBC Bank PLC, 3.100%, 05/24/16(a)	416,000	438,375
HSBC Bank PLC, 3.500%, 06/28/15(a)	585,000	620,647
Wells Fargo & Co., 1.250%, 02/13/15, MTN	1,176,000	1,190,010

		2,249,032

Beverages (2.9%)
Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22	1,529,000	1,550,657
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	978,000	1,022,950

		2,573,607

Biotechnology (0.4%)
Life Technologies Corp., 5.000%, 01/15/21	361,000	409,708

Commercial Services (1.9%)
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	611,000	629,308
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	938,000	1,066,526

		1,695,834

Cosmetics/Personal Care (0.4%)
Colgate-Palmolive Co., 0.600%, 11/15/14, MTN	319,000	321,085

Diversified Financial Services (15.1%)
American Express Credit Corp., 2.375%, 03/24/17, MTN	691,000	726,828
CME Group, Inc., 5.750%, 02/15/14	1,176,000	1,257,294
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	1,386,000	1,513,128
General Electric Capital Corp., 4.650%, 10/17/21, MTN	267,000	299,247

	Shares or Principal Amount($)	Value($)

Diversified Financial Services—continued
General Electric Capital Corp., Series A, 7.125%(b)(c)	600,000	668,652
General Electric Capital Corp., Series B, 6.250%(b)(c)	1,700,000	1,794,401
John Deere Capital Corp., 1.250%, 12/02/14, MTN	633,000	642,929
Lazard Group LLC, 6.850%, 06/15/17	1,545,000	1,743,696
Lazard Group LLC, 7.125%, 05/15/15	269,000	296,655
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	650,000	667,488
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	645,000	693,913
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	938,000	956,341
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	724,000	772,461
Woodside Finance Ltd., 4.600%, 05/10/21(a)	1,389,000	1,524,657

		13,557,690

Electric (3.3%)
Alabama Power Co., 5.800%, 11/15/13	81,000	85,784
Dominion Resources, Inc., 1.950%, 08/15/16	299,000	309,031
Exelon Generation Co. LLC, 6.200%, 10/01/17	745,000	886,695
Georgia Power Co., 6.000%, 11/01/13	480,000	507,855
Southern California Edison Co., 5.750%, 03/15/14	1,084,000	1,166,280

		2,955,645

Electronics (0.3%)
Thermo Fisher Scientific, Inc., 2.250%, 08/15/16	279,000	289,583

Food (0.9%)
Kraft Foods, Inc., 6.500%, 02/09/40	606,000	820,846

Healthcare-Products (1.9%)
Covidien International Finance SA, 3.200%, 06/15/22	1,152,000	1,217,275
Stryker Corp., 2.000%, 09/30/16	449,000	468,106

		1,685,381

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Corporate Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Household Products/Wares (0.5%)
Clorox Co. (The), 3.050%, 09/15/22	480,000	489,439

Insurance (4.7%)
Allied World Assurance Co. Holdings Ltd., 5.500%, 11/15/20	300,000	330,760
Berkshire Hathaway, Inc., 3.200%, 02/11/15	1,282,000	1,359,903
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(a)	532,000	543,275
OneBeacon U.S. Holdings, Inc., 5.875%, 05/15/13	636,000	651,053
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(a)	994,000	1,364,943

		4,249,934

Internet (0.6%)
eBay, Inc., 2.600%, 07/15/22	571,000	574,995

Machinery-Construction & Mining (1.3%)
Caterpillar, Inc., 3.803%, 08/15/42(a)	1,127,000	1,132,383

Machinery-Diversified (0.4%)
Deere & Co., 3.900%, 06/09/42	356,000	368,239

Media (5.8%)
Comcast Corp., 3.125%, 07/15/22	826,000	856,916
Comcast Corp., 4.650%, 07/15/42	1,316,000	1,407,605
Thomson Reuters Corp., 5.950%, 07/15/13	24,000	25,012
Time Warner Cable, Inc., 5.850%, 05/01/17	968,000	1,153,039
Time Warner, Inc., 6.200%, 03/15/40	377,000	469,392
Walt Disney Co. (The), 2.750%, 08/16/21	638,000	671,550
Walt Disney Co. (The), 3.750%, 06/01/21, MTN	532,000	601,307

		5,184,821

Mining (5.5%)
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	816,000	948,206
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	753,000	893,539

	Shares or Principal Amount($)	Value($)

Mining—continued
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	661,000	669,472
Kinross Gold Corp., 5.125%, 09/01/21	1,272,000	1,315,874
Newmont Mining Corp., 6.250%, 10/01/39	910,000	1,075,092

		4,902,183

Miscellaneous Manufacturer (1.1%)
3M Co., 1.375%, 09/29/16	417,000	427,854
General Electric Co., 5.250%, 12/06/17	455,000	538,348

		966,202

Office/Business Equipment (0.4%)
Xerox Corp., 2.950%, 03/15/17	355,000	366,805

Oil & Gas (5.5%)
BP Capital Markets PLC, 2.248%, 11/01/16	839,000	878,261
Ensco PLC, 4.700%, 03/15/21	1,167,000	1,318,089
Phillips 66, 4.300%, 04/01/22(a)	895,000	979,896
Shell International Finance BV, 2.375%, 08/21/22	733,000	739,966
Shell International Finance BV, 3.625%, 08/21/42	389,000	394,624
Shell International Finance BV, 5.500%, 03/25/40	505,000	666,638

		4,977,474

Oil & Gas Services (2.2%)
Baker Hughes, Inc., 5.125%, 09/15/40	920,000	1,127,662
Weatherford International Ltd., 5.125%, 09/15/20	273,000	298,456
Weatherford International Ltd., 6.500%, 08/01/36	499,000	535,927

		1,962,045

Pharmaceuticals (0.6%)
Watson Pharmaceuticals, 3.250%, 10/01/22	494,000	500,327

Pipelines (9.4%)
El Paso Natural Gas Co., 5.950%, 04/15/17	329,000	378,699
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	355,000	421,149
Enbridge Energy Partners LP, 5.500%, 09/15/40	714,000	805,231

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Corporate Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Pipelines—continued
Energy Transfer Partners LP, 6.050%, 06/01/41	722,000	796,056
Energy Transfer Partners LP, 6.625%, 10/15/36	583,000	660,056
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	1,917,000	1,990,496
Southern Natural Gas Co., 5.900%, 04/01/17(a)	39,000	45,760
TC Pipelines LP, 4.650%, 06/15/21	921,000	973,910
TransCanada PipeLines Ltd., 6.100%, 06/01/40	805,000	1,113,971
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	65,000	78,482
Williams Partners LP, 4.125%, 11/15/20	1,075,000	1,166,605

		8,430,415

Real Estate Investment Trusts (4.1%)
BioMed Realty LP, 3.850%, 04/15/16	648,000	681,623
Digital Realty Trust LP, 5.875%, 02/01/20	1,494,000	1,727,051
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	1,116,000	1,271,877

		3,680,551

Retail (2.7%)
AutoZone, Inc., 3.700%, 04/15/22	709,000	747,379
Wal-Mart Stores, Inc., 6.500%, 08/15/37	385,000	551,568
Wesfarmers Ltd., 6.998%, 04/10/13(a)	1,102,000	1,134,668

		2,433,615

Semiconductors (1.4%)
Analog Devices, Inc., 3.000%, 04/15/16	237,000	255,370
Intel Corp., 1.950%, 10/01/16	497,000	521,791
Intel Corp., 4.800%, 10/01/41	402,000	470,233

		1,247,394

Telecommunication Services (10.5%)
AT&T, Inc., 5.550%, 08/15/41	636,000	791,692
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17(a)	1,884,000	2,011,170
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	784,000	833,942

	Shares or Principal Amount($)	Value($)

Telecommunication Services—continued
Cisco Systems, Inc., 5.500%, 02/22/16	605,000	702,623
Cisco Systems, Inc., 5.500%, 01/15/40	1,264,000	1,622,846
Juniper Networks, Inc., 4.600%, 03/15/21	247,000	266,029
SBC Communications, Inc., 5.100%, 09/15/14	1,171,000	1,273,240
SBC Communications, Inc., 6.450%, 06/15/34	313,000	408,043
Verizon Communications, Inc., 5.550%, 02/15/16	1,155,000	1,336,366
Verizon Communications, Inc., 5.850%, 09/15/35	120,000	151,745

		9,397,696

Trucking & Leasing (2.1%)
Aviation Capital Group Corp., 6.750%, 04/06/21(a)	613,000	624,893
Aviation Capital Group Corp., 7.125%, 10/15/20(a)	1,233,000	1,293,947

		1,918,840

Total Corporate Bonds (Cost $76,077,369)		81,652,442

Preferred Stocks (5.7%)
Banks (3.0%)
PNC Financial Services Group, Inc., Series P, 6.125%(b)(c)	38,025	1,044,547
US Bancorp, Series F, 6.500% (b)(c)	29,250	851,175
US Bancorp, Series G, 6.000% (b)(c)	29,475	824,710

		2,720,432

Electric (1.0%)
SCE Trust I, 5.625%(c)	34,700	904,976

Insurance (1.3%)
Arch Capital Group Ltd., Series C, 6.750%	20,425	545,348
Reinsurance Group of America, Inc., 6.200%(b)	21,700	572,446

		1,117,794

Real Estate Investment Trust (0.4%)
Public Storage, Series U, 5.625%(c)	14,150	367,617

Total Preferred Stocks (Cost $4,749,304)		5,110,819

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Corporate Bond Fund — concluded

	Shares or Principal Amount($)	Value($)

Money Market Fund (2.8%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(d)	2,491,804	2,491,804

Total Money Market Fund (Cost $2,491,804)		2,491,804

Total Investments (Cost $83,318,477) — 99.5%		89,255,065
Other assets in excess of liabilities — 0.5%		464,001

Net Assets — 100.0%		$89,719,066

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 18.7% of net assets as of September 30, 2012.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2012.

(c)	Security is perpetual in nature and has no stated maturity.

(d)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

Investment Abbreviations

LP	—	Limited Partnership
MTN	—	Medium Term Note

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Georgia Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)

Municipal Bonds (93.1%)
California (2.1%)
California State, GO, 5.000%, 04/01/42	3,000,000	3,333,090

Georgia (82.0%)
Association County Commissioners of Georgia Leasing Program, Georgia Public Purpose Project, COP, 5.250%, 04/01/21, Pre-refunded 04/01/2014 @ 102, XLCA	2,680,000	2,932,429
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/27	1,885,000	2,246,260
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/29	1,690,000	2,000,892
Athens-Clarke County Unified Government Development Authority, Catholic Health East, RB, 6.250%, 11/15/32	1,470,000	1,704,465
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.500%, 01/01/38	4,000,000	4,556,760
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.625%, 01/01/33	3,000,000	3,505,800
Atlanta Airport Passenger Facility Charge, Series B, RB, 5.000%, 01/01/21	2,000,000	2,413,940
Atlanta Airport Project, Series A, RB, 5.375%, 01/01/19, AGM, AMT	5,000,000	5,295,350
Atlanta Airport Project, Series B, RB, 5.000%, 01/01/42	2,500,000	2,815,300
Atlanta Airport Project, Series C, RB, 5.000%, 01/01/19	1,000,000	1,206,320

	Shares or Principal Amount($)	Value($)

Georgia—continued
Burke County Development Authority, Georgia Power Company, RB, 1.400%, 11/01/48	1,890,000	1,913,115
Carroll County Water Authority, Water & Sewerage, RB, 5.250%, 07/01/22, Pre-refunded 07/01/2015 @ 100, AGM	150,000	169,715
Carroll County Water Authority, Water & Sewerage, RB, 5.250%, 07/01/22, AGM	850,000	940,058
Cherokee County Georgia Resource Recovery Development Authority, Solid Waste Disposal, RB, 5.000%, 07/01/37, AMBAC/County Guaranteed, AMT	1,000,000	1,064,720
Clarke County Hospital Authority, Athens Regional Medical Center, RB, 5.000%, 01/01/32	1,180,000	1,352,032
Cobb County Development Authority, Solid Waste Disposal, Georgia Waste Management Project, Series A, RB, 5.000%, 04/01/33	1,000,000	1,057,630
Cobb County Kennestone Hospital Authority, RB, 5.250%, 04/01/41	1,000,000	1,117,670
DeKalb County Government Authority Water & Sewerage, Series B, RB, 5.250%, 10/01/24	1,100,000	1,428,383
DeKalb County Government Authority Water & Sewerage, Series B, RB, 5.250%, 10/01/32, AGM	2,725,000	3,418,485
DeKalb County Hospital Authority, DeKalb Medical Center, Inc. Project, RB, 6.125%, 09/01/40	3,080,000	3,572,831

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Georgia Tax-Exempt Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Georgia—continued
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.000%, 11/15/29	6,300,000	7,047,495
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.250%, 11/15/39	3,000,000	3,324,660
Douglasville-Douglas County Water & Sewer Authority, RB, 5.625%, 06/01/15, AMBAC	475,000	500,650
Downtown Smyrna Development Authority, RB, 5.250%, 02/01/28	1,000,000	1,251,570
Forsyth County, GO, 5.000%, 03/01/25	6,825,000	8,268,897
Forsyth County School District, GO, 5.000%, 02/01/23, NATL-RE	3,000,000	3,292,110
Forsyth County Water & Sewerage Authority, RB, 5.000%, 04/01/31, County Guaranteed	645,000	799,561
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.000%, 10/01/42	5,025,000	5,620,764
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/22, NATL-RE	2,370,000	2,503,336
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/27, NATL-RE	3,375,000	3,568,894
Fulton County Development Authority, Robert Woodruff Arts Center, Inc., Series B, RB, 5.250%, 03/15/24	1,300,000	1,482,312
Georgia State, Series B, GO, 5.750%, 08/01/15	1,000,000	1,152,030
Georgia State, Series F, GO, 5.000%, 12/01/15	1,030,000	1,179,556
Georgia State, Series G, GO, 5.000%, 11/01/16	1,500,000	1,775,700

	Shares or Principal Amount($)	Value($)

Georgia—continued
Georgia State Higher Education Facilities Authority, USG Real Estate Foundation I LLC, RB, 6.000%, 06/15/34	1,065,000	1,213,568
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Series A, RB, 5.500%, 08/01/28	1,800,000	2,019,924
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Series A, RB, 5.625%, 08/01/34	2,000,000	2,246,260
Gwinnett County Development Authority, Public Schools Project, COP, 5.250%, 01/01/21, Pre-refunded 01/01/2014 @ 100, NATL-RE	2,910,000	3,091,148
Gwinnett County School District, GO, 5.000%, 02/01/20	1,235,000	1,558,619
Gwinnett County School District, GO, 5.000%, 02/01/32	2,695,000	3,124,583
Henry County Water & Sewerage Authority, RB, 6.150%, 02/01/20, AMBAC	2,100,000	2,707,425
Houston County School District, Sales Tax, GO, 4.000%, 09/01/14, State Aid Withholding	985,000	1,053,448
Lincoln County School District, GO, 5.500%, 04/01/37, State Aid Withholding	1,000,000	1,170,650
Milledgeville & Baldwin County Development Authority, Georgia College & State University Foundation, RB, 6.000%, 09/01/33, Pre-refunded 09/01/2014 @ 101	2,355,000	2,635,221
Municipal Electric Authority of Georgia, Series A, RB, 5.000%, 01/01/21	2,030,000	2,465,577

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Georgia Tax-Exempt Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Georgia—continued
Municipal Electric Authority of Georgia, Series B, RB, 4.000%, 01/01/16	755,000	829,722
Private Colleges & Universities Authority, Emory University, Series B, RB, 5.000%, 09/01/29	3,000,000	3,482,400
Private Colleges & Universities Authority, Emory University, Series C, RB, 5.250%, 09/01/39	3,500,000	4,095,420
Richmond County Hospital Authority, University Health Services, Inc. Project, RB, 5.250%, 01/01/29	2,250,000	2,449,665
Thomasville Hospital Authority, John D. Archhold Memorial Hospital, RB, 5.375%, 11/01/40	2,510,000	2,772,044
Valdosta Board of Education, Sales Tax, GO, 3.000%, 02/01/15, State Aid Withholding	1,180,000	1,248,723
Valdosta Board of Education, Sales Tax, GO, 4.000%, 02/01/16, State Aid Withholding	2,340,000	2,606,362
Walton County School District, GO, 4.000%, 08/01/16, State Aid Withholding	980,000	1,104,284
Walton County School District, Series A, GO, 5.000%, 08/01/21, Pre-refunded 08/01/2015 @ 100, NATL-RE	2,575,000	2,905,038

		131,259,771

New Jersey (1.2%)
New Jersey State Higher Education Student Assistance Authority, Series 1A, AMT, RB, 5.000%, 12/01/18	1,655,000	1,878,326

	Shares or Principal Amount($)	Value($)

North Carolina (0.6%)
North Carolina State Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	970,000	1,056,097

Pennsylvania (0.7%)
Montgomery County, Industrial Development Authority, RB, 5.000%, 11/15/26	1,040,000	1,145,113

Puerto Rico (4.1%)
Puerto Rico Commonwealth Highway & Transportation Authority Highway, Series CC, RB, 5.500%, 07/01/30	2,560,000	2,827,443
Puerto Rico Electric Power Authority, RB, 5.125%, 07/01/29, Pre-refunded 07/01/2013 @ 100	1,100,000	1,140,766
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, RB, 5.500%, 08/01/28, Pre-refunded 08/01/2019 @ 100	20,000	25,854
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, RB, 6.000%, 08/01/42	2,335,000	2,589,865

		6,583,928

Texas (0.8%)
Clifton Higher Education Finance Corp., RB, 5.000%, 08/15/32	830,000	893,645
Texas State Public Finance Authority Charter School Finance Corp., Series A, RB, 6.000%, 02/15/30	340,000	390,561

		1,284,206

Virginia (1.6%)
Virginia Small Business Financing Authority, AMT, RB, 5.000%, 07/01/34	1,770,000	1,855,420

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Georgia Tax-Exempt Bond Fund — concluded

	Shares or Principal Amount($)	Value($)

Virginia—continued
Virginia Small Business Financing Authority, AMT, RB, 5.000%, 01/01/40	735,000	767,619

		2,623,039

Total Municipal Bonds (Cost $136,173,677)		149,163,570

Money Market Fund (6.7%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.03%(a)	10,703,793	10,703,793

Total Money Market Fund (Cost $10,703,793)		10,703,793

Total Investments (Cost $146,877,470) — 99.8%		159,867,363
Other assets in excess of liabilities — 0.2%		242,800

Net Assets — 100.0%		$160,110,163

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

Investment Abbreviations

AGM	—	Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	—	Security guaranteed by American Municipal Bond Assurance Corporation
AMT	—	Income subject to Alternative Minimum Tax
COP	—	Certificate of Participation
GO	—	General Obligation
NATL-RE	—	Reinsurance provided by National Public Finance Guarantee Corporation
RB	—	Revenue Bond
XLCA	—	Security guaranteed by XL Capital Assurance, Inc.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

High Grade Municipal Bond Fund

	Shares or Principal Amount($)	Value($)

Municipal Bonds (92.0%)
Alabama (4.3%)
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC	2,000,000	2,382,520

Alaska (4.4%)
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC(a)	2,000,000	2,435,440

California (11.5%)
Bay Area Toll Authority, RB, 5.000%, 04/01/31(b)	2,250,000	2,698,110
California State, GO, 6.500%, 04/01/33(a)	2,000,000	2,496,840
San Francisco Bay Area Rapid Transit District, Series A, RB, 5.000%, 07/01/32(b)	1,000,000	1,194,220

		6,389,170

Colorado (2.0%)
University of Colorado Hospital Authority, Series A, RB, 5.000%, 11/15/36(b)	1,000,000	1,097,430

District of Columbia (4.5%)
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30	2,000,000	2,518,960

Florida (3.8%)
Miami Beach Health Facilities Authority, RB, 5.000%, 11/15/29	1,000,000	1,096,550
Osceola County Tourist Development Tax Authority, Series A, RB, 5.500%, 10/01/15, Pre-refunded 10/01/2012 @ 100, NATL-RE/FGIC	1,000,000	1,000,440

		2,096,990

Georgia (2.6%)
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.750%, 10/01/36	1,250,000	1,468,475

	Shares or Principal Amount($)	Value($)

Idaho (5.4%)
Idaho Health Facilities Authority, Series A, RB, 6.750%, 11/01/37	2,500,000	2,972,350

Illinois (10.2%)
Chicago, IL O’Hare International Airport Revenue, Series A, RB, 5.000%, 01/01/20	2,000,000	2,335,720
Illinois State, Series B, RB, 5.000%, 06/15/19	1,925,000	2,151,938
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	1,000,000	1,143,070

		5,630,728

Kansas (3.2%)
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(a)	1,500,000	1,756,680

Maine (5.3%)
Maine State Turnpike Authority, RB, 6.000%, 07/01/38(a)	2,500,000	2,963,975

Nevada (3.1%)
Las Vegas Valley Water District, Series B, GO, 5.000%, 06/01/37	1,500,000	1,707,000

New Jersey (7.7%)
New Jersey Economic Development Authority, RB, 5.000%, 06/15/28	1,000,000	1,108,660
New Jersey Educational Facilities Authority, Series A, RB, 4.000%, 07/01/27	795,000	836,380
New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, RB, 6.000%, 12/15/38	1,955,000	2,297,242

		4,242,282

New York (2.1%)
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC	1,000,000	1,169,730

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

High Grade Municipal Bond Fund — concluded

	Shares or Principal Amount($)	Value($)

Texas (15.3%)
Austin, Series 2005, GO, 5.000%, 09/01/19, NATL-RE	1,000,000	1,109,400
Dallas Independent School District, GO, 6.375%, 02/15/34, PSF-GTD(a)	4,000,000	4,977,920
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Series B, RB, 7.125%, 12/01/31	1,000,000	1,246,210
Texas State Public Finance Authority Charter School Finance Corp., Series A, RB, 6.000%, 02/15/30(a)	1,000,000	1,148,710

		8,482,240

Washington (6.6%)
Central Puget Sound Regional Transit Authority, Series A, RB, 5.000%, 11/01/23, Pre-refunded 05/01/2015 @ 100, AMBAC	1,500,000	1,680,075
Seattle Washington Municipal Light & Power, RB, 5.750%, 04/01/29, BHAC(a)	1,635,000	1,977,451

		3,657,526

Total Municipal Bonds (Cost $45,583,651)		50,971,496

Money Market Fund (15.8%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.03%(c)	8,755,068	8,755,068

Total Money Market Fund (Cost $8,755,068)		8,755,068

	Shares or Principal Amount($)	Value($)

Total Investments (Cost $54,338,719) — 107.8%		59,726,564
Liabilities in excess of other assets — (7.8)%		(4,340,268)

Net Assets — 100.0%		$55,386,296

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

Investment Abbreviations

AGC	—	Security guaranteed by Assured Guaranty Corporation
AMBAC	—	Security guaranteed by American Municipal Bond Assurance Corporation
BHAC	—	Security guaranteed by Berkshire Hathaway Assurance Corporation
FGIC	—	Security guaranteed by Financial Guaranty Insurance Company
GO	—	General Obligation
NATL-RE	—	Reinsurance provided by National Public Finance Guarantee Corporation
PSF-GTD	—	Security guaranteed by Permanent School Fund Guarantee Program
RB	—	Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

High Income Fund

	Shares or Principal Amount($)	Value($)

Bank Loans (10.2%)
Aerospace/Defense (2.9%)
Hamilton Sundstrand Industrial, Bridge Term Loan, 10/15/13(a)(b)(c)(d)	24,035,000	24,035,000

Commercial Services (0.9%)
Hertz Corp., (The), Unsecured Bridge Loan, 08/26/13(a)(b)(d)	6,070,000	6,070,000
Walter Energy, Inc., Term Loan B, 4.000%, 04/02/18(b)(c)	1,241,652	1,234,674

		7,304,674

Energy (1.3%)
Aventine Renewable Energy Holdings, Inc., Term Loan B, 12.500%, 12/21/15(c)(e)	11,045,073	5,632,987
Chesapeake Energy Corp., Unsecured Term Loan, 8.500%, 12/01/17(b)(c)	5,630,000	5,644,357

		11,277,344

Health Care (0.0%)(f)
Community Health Systems, Inc., Extended Term Loan, 3.862%-3.923%, 01/25/17(b)(c)	105,909	106,273

Media (1.2%)
Tribune Co., Term Loan B, 0.000%, 06/04/14(b)(c)(g)(h)	13,000,000	9,811,750

Mining (1.0%)
Fortescue Metals Group, Bridge Facility, 09/18/17(a)(b)(d)	8,700,000	8,700,000

Oil & Gas (1.6%)
Energy Transfer Equity, L.P., New Term Loan B, 3.750%, 03/24/17(b)(c)	2,705,000	2,703,080
Frac Tech International LLC, Term Loan B, 6.250%-8.500%, 05/06/16(b)(c)	449,044	431,886
Plains Exploration & Production, Bridge Term Loan, 09/14/13(a)(b)(c)(d)	10,200,000	10,200,000

		13,334,966

	Shares or Principal Amount($)	Value($)

Real Estate (0.4%)
Istar Financial, Inc., Add on Term Loan A1, 5.250%, 03/18/16(b)(c)	3,198,210	3,208,604

Telecommunication Services (0.9%)
Cequel Communications LLC, Bridge Term Loan, 08/15/13(b)(c)(d)	3,065,000	3,065,000
Cequel Communications LLC, Term Loan B, 4.000%-5.250%, 02/14/19(b)(c)	1,547,225	1,552,377
Intelsat Jackson Holdings S.A., Tranche B Term Loan, 5.250%, 04/02/18(b)(c)	1,975,000	1,976,244
Level 3 Financing, Inc., Term Loan B, 5.250%, 08/01/19(b)(c)	965,000	969,227

		7,562,848

Total Bank Loans (Cost $88,530,264)		85,341,459

Corporate Bonds (83.8%)
Advertising (0.1%)
Affinion Group, Inc., 7.875%, 12/15/18	1,045,000	854,288

Aerospace/Defense (0.7%)
BE Aerospace, Inc., 5.250%, 04/01/22	4,295,000	4,466,800
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17	1,440,000	1,555,200

		6,022,000

Airlines (1.8%)
Air Canada, Inc., 9.250%, 08/01/15(b)(i)	8,855,000	9,209,200
Delta Air Lines, Inc., 9.500%, 09/15/14(b)(i)(j)	2,497,000	2,621,850
Delta Air Lines, Inc., 12.250%, 03/15/15(b)(i)	1,185,000	1,285,725
United Air Lines, Inc., 12.000%, 11/01/13(b)(j)	2,000,000	2,055,000

		15,171,775

Apparel (0.2%)
Wolverine World Wide, Inc., 6.125%, 10/15/20(a)(b)	1,655,000	1,704,650

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

High Income Fund — continued

	Shares or Principal Amount($)	Value($)

Auto Manufacturers (0.0%)(a)
General Motors Co. Escrow, 7.200%(e)(g)(i)(k)(l)	17,182,000	—
General Motors Co. Escrow, 8.375%(e)(g)(i)(k)(l)	36,800,000	—

		—

Banks (3.1%)
Ally Financial, Inc., 7.500%, 09/15/20(j)	4,490,000	5,152,275
Ally Financial, Inc., 8.000%, 11/01/31(j)	7,345,000	8,564,270
CIT Group, Inc., 5.000%, 05/15/17	2,710,000	2,892,925
HBOS PLC, 6.000%, 11/01/33(b)	1,465,000	1,243,272
Lloyds Banking Group PLC, 6.267%(b)(c)(k)	2,000,000	1,340,000
Lloyds Banking Group PLC, 6.413%(b)(c)(i)(k)	1,745,000	1,422,175
Lloyds Banking Group PLC, 6.657%(b)(c)(k)	1,635,000	1,340,700
Provident Funding Associates LP / PFG Finance Corp., 10.125%, 02/15/19(b)	1,645,000	1,694,350
RBS Capital Trust II, 6.425%(c)(k)	1,590,000	1,303,800
Royal Bank of Scotland Group PLC, 7.648%(c)(k)	815,000	790,550
Royal Bank of Scotland Group PLC, Series U, 7.640%(c)(k)	400,000	327,000

		26,071,317

Building Materials (0.6%)
Masco Corp., 5.950%, 03/15/22	2,640,000	2,892,146
USG Corp., 8.375%, 10/15/18(b)	855,000	927,675
USG Corp., 9.750%, 01/15/18	1,135,000	1,225,800

		5,045,621

Chemicals (1.0%)
Ineos Finance PLC, 7.500%, 05/01/20(b)	3,985,000	4,044,775
Kinove German Bondco GmbH, 9.625%, 06/15/18(b)	988,000	1,081,860

	Shares or Principal Amount($)	Value($)

Chemicals—continued
Nufarm Australia Ltd., 6.375%, 10/15/19(a)(b)	1,630,000	1,630,000
Rain CII Carbon LLC, 8.000%, 12/01/18(b)	1,825,000	1,861,500

		8,618,135

Coal (0.6%)
Arch Coal, Inc., 7.000%, 06/15/19(i)	2,220,000	1,864,800
Peabody Energy Corp., 6.250%, 11/15/21(b)(i)	3,005,000	2,989,975

		4,854,775

Commercial Services (5.1%)
Avis Budget Car Rental LLC, 9.625%, 03/15/18	660,000	732,600
Cenveo Corp., 11.500%, 05/15/17(i)	8,745,000	7,444,181
Harland Clarke Holdings Corp., 9.750%, 08/01/18(b)	5,695,000	5,438,725
Lender Processing Services, Inc., 5.750%, 04/15/23(a)	3,475,000	3,475,000
Live Nation Entertainment, Inc., 7.000%, 09/01/20(b)	1,245,000	1,294,800
Monitronics International, Inc., 9.125%, 04/01/20(i)	3,755,000	3,905,200
Prospect Medical Holdings, Inc., 8.375%, 05/01/19(b)	3,787,000	4,014,220
ServiceMaster Co., 8.000%, 02/15/20	4,920,000	5,215,200
Speedy Cash, Inc., 10.750%, 05/15/18(b)	2,955,000	3,117,525
UR Financing Escrow Corp., 5.750%, 07/15/18(b)	2,140,000	2,260,375
UR Financing Escrow Corp., 7.375%, 05/15/20(b)	3,015,000	3,241,125
UR Financing Escrow Corp., 7.625%, 04/15/22(b)	2,135,000	2,337,825

		42,476,776

Computers (0.8%)
j2 Global, Inc., 8.000%, 08/01/20(b)	4,020,000	4,060,200
NCR Corp., 5.000%, 07/15/22(b)	2,285,000	2,307,850

		6,368,050

Diversified Financial Services (5.2%)
Aircastle Ltd., 6.750%, 04/15/17	3,090,000	3,329,475

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

High Income Fund — continued

	Shares or Principal Amount($)	Value($)

Diversified Financial Services—continued
Aircastle Ltd., 7.625%, 04/15/20	3,055,000	3,383,412
CNG Holdings, Inc., 9.375%, 05/15/20(b)	2,740,000	2,815,350
Community Choice Financial, Inc., 10.750%, 05/01/19(b)	2,585,000	2,520,375
E*Trade Financial Corp. PIK, 12.500%, 11/30/17	4,281,000	4,864,286
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 8.000%, 01/15/18(b)	3,630,000	3,893,175
International Lease Finance Corp., 8.250%, 12/15/20	1,405,000	1,671,950
International Lease Finance Corp., 8.750%, 03/15/17	7,430,000	8,693,100
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/01/20(b)	2,605,000	2,650,588
Nationstar Mortgage LLC/Nationstar Capital Corp., 9.625%, 05/01/19(b)	1,645,000	1,788,938
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.625%, 03/15/20(b)	2,015,000	2,145,975
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.875%, 03/15/22(b)	2,355,000	2,519,850
Serta Simmons Holdings LLC, 8.125%, 10/01/20(a)(b)	3,420,000	3,394,350

		43,670,824

Electric (2.8%)
Calpine Corp., 7.250%, 10/15/17(b)	2,105,000	2,247,088
Energy Future Holdings Corp., 10.000%, 01/15/20	2,145,000	2,364,862
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., 10.000%, 12/01/20	1,080,000	1,215,000
GenOn Energy, Inc., 9.500%, 10/15/18(i)	3,630,000	4,120,050
GenOn Energy, Inc., 9.875%, 10/15/20	810,000	899,100
Midwest Generation LLC, Series B, 8.560%, 01/02/16(i)	5,312,265	4,834,162

	Shares or Principal Amount($)	Value($)

Electric—continued
NRG Energy, Inc., 7.625%, 05/15/19	2,375,000	2,517,500
NRG Energy, Inc., 7.875%, 05/15/21	2,290,000	2,490,375
Texas Competitive Electric Holdings Co. LLC, 11.500%, 10/01/20(b)(i)	3,655,000	2,860,037

		23,548,174

Electrical Components & Equipment (0.2%)
General Cable Corp., 5.750%, 10/01/22(b)	1,830,000	1,857,450

Energy-Alternate Sources (0.2%)
First Wind Capital LLC, 10.250%, 06/01/18(b)	1,600,000	1,632,000

Engineering & Construction (0.4%)
Aguila 3 S.A., 7.875%, 01/31/18(b)	3,225,000	3,386,250

Entertainment (2.2%)
Carmike Cinemas, Inc., 7.375%, 05/15/19	1,310,000	1,408,250
Diamond Resorts Corp., 12.000%, 08/15/18(j)	11,325,000	12,202,687
Pinnacle Entertainment, Inc., 7.750%, 04/01/22(i)	1,170,000	1,275,300
Pinnacle Entertainment, Inc., 8.750%, 05/15/20(i)	750,000	827,813
Scientific Games International, Inc., 6.250%, 09/01/20(b)	2,650,000	2,663,250

		18,377,300

Environmental Control (0.7%)
Clean Harbors, Inc., 5.250%, 08/01/20(b)	2,155,000	2,219,650
Heckmann Corp., 9.875%, 04/15/18	3,720,000	3,831,600

		6,051,250

Food (0.1%)
Post Holdings, Inc., 7.375%, 02/15/22(b)(i)	920,000	977,500

Forest Products & Paper (0.2%)
Verso Paper Holdings LLC / Verso Paper, Inc., 11.750%, 01/15/19(b)(i)	2,350,000	1,809,500

Gas (0.2%)
Sabine Pass LNG LP, 7.500%, 11/30/16	1,565,000	1,690,200

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

High Income Fund — continued

	Shares or Principal Amount($)	Value($)

Healthcare-Products (2.3%)
Biomet, Inc., 6.500%, 08/01/20(a)(b)	5,825,000	6,036,156
DJO Finance LLC/DJO Finance Corp., 9.875%, 04/15/18(a)(b)	2,295,000	2,266,313
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18(b)	3,880,000	4,103,100
Physio-Control International, Inc., 9.875%, 01/15/19(b)	6,450,000	7,062,750

		19,468,319

Healthcare-Services (4.6%)
CDRT Holding Corp., PIK, 9.250%, 10/01/17(a)(b)	7,530,000	7,266,450
CHS/Community Health Systems, Inc., 5.125%, 08/15/18	5,775,000	5,991,562
CHS/Community Health Systems, Inc., 7.125%, 07/15/20	4,170,000	4,448,869
Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19(b)	1,385,000	1,475,025
Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22(b)	4,500,000	4,815,000
INC Research LLC, 11.500%, 07/15/19(b)	4,740,000	4,763,700
Kindred Healthcare, Inc., 8.250%, 06/01/19	1,525,000	1,483,063
MedImpact Holdings, Inc., 10.500%, 02/01/18(b)	4,375,000	4,703,125
Tenet Healthcare Corp., 6.250%, 11/01/18	3,240,000	3,572,100

		38,518,894

Holding Companies-Divers (1.0%)
MMI International Ltd., 8.000%, 03/01/17(b)	3,840,000	3,993,600
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.125%, 09/01/20(a)(b)	4,285,000	4,402,838

		8,396,438

Home Builders (0.1%)
KB Home, 7.500%, 09/15/22	850,000	920,125

	Shares or Principal Amount($)	Value($)

Household Products/Wares (0.6%)
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer Luxembourg I SA, 7.875%, 08/15/19	4,875,000	5,265,000

Housewares (0.8%)
Libbey Glass, Inc., 6.875%, 05/15/20(b)	6,125,000	6,584,375

Insurance (1.2%)
Assured Guaranty US Holdings, Inc., Series A, 6.400%, 12/15/66(c)	2,370,000	1,848,600
Genworth Financial, Inc., 6.150%, 11/15/66(c)	4,085,000	2,624,612
Hub International Ltd., 8.125%, 10/15/18(b)	1,510,000	1,528,875
MBIA Insurance Corp., 14.000%, 01/15/33(b)(c)(i)	2,280,000	1,162,800
MBIA, Inc., 5.700%, 12/01/34	2,025,000	1,275,750
MBIA, Inc., 6.625%, 10/01/28	2,650,000	1,828,500

		10,269,137

Internet (1.0%)
Zayo Escrow Corp., 8.125%, 01/01/20	4,175,000	4,561,187
Zayo Escrow Corp., 10.125%, 07/01/20(i)	3,630,000	4,011,150

		8,572,337

Investment Companies (1.3%)
Offshore Group Investments Ltd., 11.500%, 08/01/15	9,625,000	10,635,625

Iron/Steel (0.5%)
AK Steel Corp., 8.375%, 04/01/22(i)	1,160,000	991,800
APERAM, 7.375%, 04/01/16(b)	750,000	641,250
APERAM, 7.750%, 04/01/18(b)	750,000	615,000
JMC Steel Group, 8.250%, 03/15/18(b)	1,610,000	1,642,200

		3,890,250

Leisure Time (0.2%)
ClubCorp Club Operations, Inc., 10.000%, 12/01/18	640,000	702,400
Sabre, Inc., 8.500%, 05/15/19(b)	747,000	767,543

		1,469,943

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

High Income Fund — continued

	Shares or Principal Amount($)	Value($)

Lodging (1.9%)
Boyd Gaming Corp., 9.000%, 07/01/20(b)	1,695,000	1,728,900
Caesars Entertainment Corp., 8.500%, 02/15/20(b)	3,930,000	3,930,000
Chester Downs & Marina LLC, 9.250%, 02/01/20(b)	1,080,000	1,085,400
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(b)	4,340,000	4,676,350
MGM Resorts International, 6.750%, 10/01/20(b)	1,640,000	1,640,000
MGM Resorts International, 7.625%, 01/15/17	2,325,000	2,464,500

		15,525,150

Machinery-Diversified (0.1%)
Manitowoc Co., Inc. (The), 8.500%, 11/01/20(i)	790,000	883,813

Media (5.5%)
Block Communications, Inc., 7.250%, 02/01/20(b)	2,690,000	2,858,125
CCO Holdings LLC/Cap Corp., 5.250%, 09/30/22	5,400,000	5,427,000
CCO Holdings LLC/Cap Corp., 6.500%, 04/30/21	800,000	856,000
CCO Holdings LLC/Cap Corp., 7.375%, 06/01/20	585,000	653,006
Cequel Communications Holdings I LLC, 8.625%, 11/15/17(b)	685,000	731,238
Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	6,085,000	5,932,875
DISH DBS Corp., 5.875%, 07/15/22(b)	3,780,000	3,874,500
Entravision Communications Corp., 8.750%, 08/01/17	6,367,000	6,876,360
Gray Television, Inc., 10.500%, 06/29/15(i)	3,594,000	3,894,997
Mediacom Broadband LLC/Mediacom Broadband Corp., 6.375%, 04/01/23(b)	3,075,000	3,075,000
Sirius XM Radio, Inc., 5.250%, 08/15/22(b)	2,005,000	1,994,975
Univision Communications, Inc., 6.750%, 09/15/22(b)	7,900,000	7,900,000

	Shares or Principal Amount($)	Value($)

Media—continued
Videotron Ltee., 5.000%, 07/15/22	1,985,000	2,074,325

		46,148,401

Mining (2.5%)
FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19(b)(i)	7,880,000	7,643,600
HudBay Minerals, Inc., 9.500%, 10/01/20(b)	1,625,000	1,702,187
Inmet Mining Corp., 8.750%, 06/01/20(b)(j)	9,575,000	9,910,125
Vulcan Materials Co., 7.500%, 06/15/21	940,000	1,062,200

		20,318,112

Miscellaneous Manufacturer (0.1%)
Bombardier, Inc., 5.750%, 03/15/22(b)(i)	1,065,000	1,091,625

Oil & Gas (8.5%)
Chesapeake Energy Corp., 6.125%, 02/15/21	2,910,000	2,931,825
Chesapeake Energy Corp., 6.625%, 08/15/20(i)	3,710,000	3,825,938
Chesapeake Energy Corp., 6.875%, 11/15/20(i)	655,000	691,025
CITGO Petroleum Corp., 11.500%, 07/01/17(b)	4,155,000	4,778,250
Connacher Oil and Gas Ltd., 8.500%, 08/01/19(b)	5,465,000	4,699,900
Endeavour International Corp., 12.000%, 03/01/18(b)(i)	4,775,000	5,252,500
Everest ACQ LLC/Finance, 6.875%, 05/01/19(b)	1,775,000	1,899,250
Hercules Offshore, Inc., 7.125%, 04/01/17(b)	1,080,000	1,123,200
Linn Energy LLC/Finance Corp., 6.500%, 05/15/19(b)	3,335,000	3,335,000
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20	855,000	936,225
MEG Energy Corp., 6.375%, 01/30/23(b)	2,880,000	3,074,400
Oasis Petroleum, Inc., 6.875%, 01/15/23	2,470,000	2,624,375
Plains Exploration & Production Co., 6.125%, 06/15/19	4,395,000	4,427,962

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

High Income Fund — continued

	Shares or Principal Amount($)	Value($)

Oil & Gas—continued
Plains Exploration & Production Co., 6.625%, 05/01/21	3,330,000	3,379,950
SandRidge Energy, Inc., 7.500%, 03/15/21(j)	10,860,000	11,185,800
Seadrill Ltd., 5.625%, 09/15/17(b)	2,000,000	2,015,000
United Refining Co., 10.500%, 02/28/18(j)	11,620,000	12,752,950
WPX Energy, Inc., 6.000%, 01/15/22	2,000,000	2,150,000

		71,083,550

Oil & Gas Services (1.1%)
American Petroleum Tankers LLC, 10.250%, 05/01/15	453,000	475,650
Cie Generale de Geophysique—Veritas, 6.500%, 06/01/21	5,100,000	5,253,000
Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20(b)	1,220,000	1,268,800
Oil States International, Inc., 6.500%, 06/01/19	2,140,000	2,273,750

		9,271,200

Packaging & Containers (0.2%)
Consolidated Container Co. LLC/Consolidated Container Capital, Inc., 10.125%, 07/15/20(b)	1,795,000	1,911,675

Pharmaceuticals (1.4%)
ConvaTec Healthcare, 10.500%, 12/15/18(b)(j)	8,920,000	9,678,200
Valeant Pharmaceuticals International, 6.500%, 07/15/16(b)	275,000	288,406
Valeant Pharmaceuticals International, 6.875%, 12/01/18(b)	1,115,000	1,173,538

		11,140,144

Pipelines (0.4%)
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/01/20(b)	900,000	915,750

	Shares or Principal Amount($)	Value($)

Pipelines—continued
Eagle Rock Energy Partners LP/ Eagle Rock Energy Finance Corp., 8.375%, 06/01/19(b)	2,405,000	2,362,913

		3,278,663

Real Estate Investment Trust (0.2%)
Rouse Co. LP (The), 6.750%, 11/09/15	1,145,000	1,207,975

Retail (3.9%)
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.750%, 05/20/20	2,500,000	2,668,750
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	4,330,000	4,665,575
Claire’s Stores, Inc., 9.000%, 03/15/19(b)	1,410,000	1,462,875
Landry’s, Inc., 9.375%, 05/01/20(b)	3,105,000	3,275,775
Limited Brands, Inc., 5.625%, 02/15/22	1,800,000	1,939,500
Party City Holdings, Inc., 8.875%, 08/01/20(b)	2,905,000	3,093,825
Penske Automotive Group, Inc., 5.750%, 10/01/22(b)	1,400,000	1,435,000
Sally Holdings LLC/ Sally Capital, Inc., 5.750%, 06/01/22	5,675,000	6,043,875
Sears Holdings Corp., 6.625%, 10/15/18(i)	3,155,000	2,942,037
Toys R Us, Inc., 7.375%, 10/15/18	1,400,000	1,256,500
Toys R Us, Inc., 10.375%, 08/15/17(b)	3,680,000	3,762,800

		32,546,512

Semiconductors (0.2%)
Advanced Micro Devices, Inc., 7.500%, 08/15/22(b)	1,740,000	1,679,100

Shipbuilding (0.6%)
Huntington Ingalls Industries, Inc., 6.875%, 03/15/18	1,425,000	1,544,344
Huntington Ingalls Industries, Inc., 7.125%, 03/15/21	3,270,000	3,519,337

		5,063,681

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

High Income Fund — continued

	Shares or Principal Amount($)	Value($)

Software (0.9%)
First Data Corp., 6.750%, 11/01/20(b)	7,355,000	7,309,031

Storage/Warehousing (0.6%)
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 03/15/18	4,325,000	4,465,563

Telecommunication Services (14.3%)
Consolidated Communications Finance Co., 10.875%, 06/01/20(b)	820,000	865,100
GeoEye, Inc., 8.625%, 10/01/16	640,000	699,200
GeoEye, Inc., 9.625%, 10/01/15(i)	115,000	128,225
Integra Telecom, Inc., 10.750%, 04/15/16(b)	5,355,000	5,475,487
Intelsat Bermuda Ltd., 11.250%, 02/04/17(j)	2,530,000	2,675,475
Intelsat Bermuda Ltd. PIK, 11.500%, 02/04/17	2,310,000	2,448,600
Intelsat Jackson Holdings SA, 7.250%, 10/15/20(b)	4,280,000	4,601,000
Level 3 Communications, Inc., 8.875%, 06/01/19(b)(i)	5,045,000	5,297,250
Level 3 Financing, Inc., 8.125%, 07/01/19	5,985,000	6,359,062
Level 3 Financing, Inc., 8.625%, 07/15/20	5,620,000	6,069,600
NII Capital Corp., 7.625%, 04/01/21	3,995,000	3,176,025
Nortel Networks Ltd., 10.750%, 07/15/16(g)(j)	14,610,000	16,217,100
Sable International Finance Ltd., 8.750%, 02/01/20(b)(i)	1,770,000	1,973,550
Satmex Escrow, 9.500%, 05/15/17	475,000	502,313
Satmex Escrow SA de CV, 9.500%, 05/15/17(j)	10,795,000	11,415,712
SBA Telecommunications, Inc., 5.750%, 07/15/20(b)	4,415,000	4,635,750
Sprint Capital Corp., 6.875%, 11/15/28	3,545,000	3,261,400
Sprint Capital Corp., 6.900%, 05/01/19(j)	10,364,000	10,752,650

	Shares or Principal Amount($)	Value($)

Telecommunication Services—continued
Sprint Nextel Corp., 7.000%, 08/15/20(j)	9,000,000	9,360,000
Sprint Nextel Corp., 11.500%, 11/15/21	215,000	269,288
Trilogy International Partners LLC, 10.250%, 08/15/16(b)(i)	7,855,000	6,401,825
TW Telecom Holdings, Inc., 5.375%, 10/01/22(b)	3,020,000	3,080,400
UPCB Finance V Ltd., 7.250%, 11/15/21(b)	3,300,000	3,588,750
US West Capital Funding, Inc., 6.875%, 07/15/28	1,635,000	1,725,262
ViaSat Inc., 6.875%, 06/15/20(a)(b)	1,475,000	1,526,625
ViaSat, Inc., 6.875%, 06/15/20	2,470,000	2,544,100
West Corp., 7.875%, 01/15/19	755,000	777,650
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17(b)	2,455,549	1,876,381
Wind Acquisition Finance SA, 7.250%, 02/15/18(b)	1,775,000	1,686,250

		119,390,030

Transportation (1.0%)
Bristow Group, Inc., 6.250%, 10/15/22(a)	2,005,000	2,052,619
CHC Helicopter SA, 9.250%, 10/15/20	6,250,000	6,421,875

		8,474,494

Trucking & Leasing (0.6%)
Aviation Capital Group Corp., 6.750%, 04/06/21(b)	5,000,000	5,097,000

Total Corporate Bonds (Cost $676,213,063)		700,063,997

Convertible Corporate Bonds (0.6%)
Airlines (0.4%)
AMR Corp., 6.250%, 10/15/14(g)	5,030,000	3,319,800

Auto Parts & Equipment (0.2%)
Meritor, Inc., 4.625%, 03/01/26(c)	2,145,000	1,918,434

Total Convertible Corporate Bonds (Cost $5,294,211)		5,238,234

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

High Income Fund — concluded

	Shares or Principal Amount($)	Value($)

Preferred Stock (0.4%)
Diversified Financial Services (0.4%)
GMAC Capital Trust I, Series 2, 8.125%	121,110	3,041,072

Total Preferred Stock (Cost $3,027,750)		3,041,072

Convertible Preferred Stock (0.8%)
Auto Manufacturers (0.8%)
General Motors Co., Series B, 4.750%, 12/01/13(i)	166,615	6,211,407

Total Convertible Preferred Stock (Cost $5,993,655)		6,211,407

Trust (0.1%)
Auto Manufacturers (0.1%)
Motors Liquidation Co. GUC Trust*(g)(i)	55,204	927,427

Total Trust (Cost $326,130)		927,427

Warrants (0.5%)
Auto Manufacturers (0.5%)
General Motors Co. Expires at 07/10/16 at $10.00*(i)	199,906	2,754,705
General Motors Co. Expires at 07/10/19 at $18.33*	199,906	1,651,223

Total Warrants (Cost $8,489,022)		4,405,928

Short-Term Investment (8.8%)
RidgeWorth Funds Securities Lending Joint Account(m)	73,479,994	73,479,994

Total Short-Term Investment (Cost $73,479,994)		73,479,994

Money Market Fund (11.6%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(n)	96,560,155	96,560,155

Total Money Market Fund (Cost $96,560,155)		96,560,155

Shares or Principal Amount($)	Value($)

Total Investments (Cost $957,914,244) — 116.8%	975,269,673
Liabilities in excess of other assets —(16.8)%	(140,081,560)

Net Assets — 100.0%	$835,188,113

*	Non-income producing security.

(a)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 49.7% of net assets as of September 30, 2012.

(c)	Variable or floating rate security. Rate disclosed is as of September 30, 2012.

(d)	The security has not settled as of September 30, 2012 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(e)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

(f)	Less than 0.05% of Net Assets.

(g)	Security is in default.

(h)	Bankrupt issuer.

(i)	The security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $69,396,355.

(j)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(k)	Security is perpetual in nature and has no stated maturity.

(l)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)).

(m)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012 (See Note 2(k)).

(n)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

Investment Abbreviations

LP	—	Limited Partnership
PIK	—	Payment in-kind
ULC	—	Unlimited Liability Company

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Intermediate Bond Fund

	Shares or Principal Amount($)	Value($)

Collateralized Mortgage Obligations (1.8%)
Agency Collateralized Mortgage Obligation (1.6%)
Federal National Mortgage Association Series 2011-46, Cl B, 3.000%, 05/25/26	17,592,000	18,572,543

Commercial Mortgage Backed Security (0.2%)
LB-UBS Commercial Mortgage Trust Series 2005-C7, Cl A3, 5.621%, 11/15/30(a)	1,753,000	1,825,606

Total Collateralized Mortgage Obligations (Cost $17,479,561)		20,398,149

Corporate Bonds (29.8%)
Aerospace/Defense (0.7%)
Boeing Co. (The), 5.125%, 02/15/13	243,000	247,270
Raytheon Co., 1.400%, 12/15/14	2,565,000	2,605,817
United Technologies Corp., 3.100%, 06/01/22	4,744,000	5,055,320

		7,908,407

Auto Manufacturers (0.5%)
Daimler Finance N.A. LLC, 3.875%, 09/15/21(b)	2,159,000	2,345,691
Volkswagen International Finance, 2.375%, 03/22/17(b)	2,863,000	2,973,225

		5,318,916

Banks (1.0%)
HSBC Bank PLC, 3.100%, 05/24/16(b)	1,546,000	1,629,155
HSBC Bank PLC, 3.500%, 06/28/15(b)	2,276,000	2,414,688
Northern Trust Corp., 4.625%, 05/01/14	667,000	709,529
Northern Trust Corp., 5.200%, 11/09/12	2,995,000	3,009,627
Wells Fargo & Co., 1.250%, 02/13/15, MTN	3,947,000	3,994,021

		11,757,020

Beverages (1.2%)
Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22	4,499,000	4,562,724

	Shares or Principal Amount($)	Value($)

Beverages—continued
Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/12	4,385,000	4,388,749
Diageo Capital PLC, 5.200%, 01/30/13	1,305,000	1,325,302
SABMiller Holdings, Inc., 2.450%, 01/15/17(b)	3,549,000	3,712,116

		13,988,891

Biotechnology (0.1%)
Life Technologies Corp., 5.000%, 01/15/21	848,000	962,417

Chemicals (0.9%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	1,300,000	1,316,523
Praxair, Inc., 1.750%, 11/15/12	6,243,000	6,252,808
Praxair, Inc., 4.625%, 03/30/15	2,519,000	2,770,827

		10,340,158

Commercial Services (0.6%)
ERAC USA Finance LLC, 2.750%, 03/15/17(b)	2,171,000	2,236,054
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	2,283,000	2,595,819
ERAC USA Finance LLC, 5.600%, 05/01/15(b)	1,641,000	1,802,245

		6,634,118

Computers (0.9%)
IBM Corp., 0.875%, 10/31/14	5,925,000	5,978,177
IBM Corp., 1.250%, 02/06/17	4,884,000	4,964,571

		10,942,748

Diversified Financial Services (4.2%)
American Express Credit Corp.,2.375%, 03/24/17, MTN	2,311,000	2,430,823
CME Group, Inc., 5.400%, 08/01/13	2,135,000	2,223,306
CME Group, Inc., 5.750%, 02/15/14	2,730,000	2,918,720
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	4,616,000	5,039,393
General Electric Capital Corp., Series A, 7.125%(a)(c)	1,737,000	1,935,748

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Intermediate Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Diversified Financial Services—continued
General Electric Capital Corp., Series B, 6.250%(a)(c)	6,000,000	6,333,180
John Deere Capital Corp., 1.250%, 12/02/14, MTN	2,219,000	2,253,807
Lazard Group LLC, 6.850%, 06/15/17	405,000	457,085
Lazard Group LLC, 7.125%, 05/15/15	2,383,000	2,627,992
MassMutual Global Funding LLC, 2.000%, 04/05/17(b)	2,322,000	2,384,473
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	2,293,000	2,466,887
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	3,138,000	3,199,357
TIAA Global Markets, Inc., 5.125%, 10/10/12(b)	4,019,000	4,022,621
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	1,341,000	1,430,760
Woodside Finance Ltd., 4.600%, 05/10/21(b)	4,726,000	5,187,565
Woodside Finance Ltd., 8.125%, 03/01/14(b)	3,118,000	3,402,527

		48,314,244

Electric (1.2%)
Alabama Power Co., 5.800%, 11/15/13	1,994,000	2,111,756
Dominion Resources, Inc., 1.950%, 08/15/16	1,153,000	1,191,681
Duke Energy Carolinas LLC, 4.300%, 06/15/20	764,000	880,734
Exelon Generation Co. LLC, 6.200%, 10/01/17	2,086,000	2,482,747
Georgia Power Co., 6.000%, 11/01/13	1,442,000	1,525,682
MidAmerican Energy Holdings Co., Series D, 5.000%, 02/15/14	2,682,000	2,835,155
Southern California Edison Co., 5.750%, 03/15/14	2,328,000	2,504,704

		13,532,459

Electronics (0.1%)
Thermo Fisher Scientific, Inc., 2.250%, 08/15/16	1,073,000	1,113,702

	Shares or Principal Amount($)	Value($)

Food (0.6%)
Kellogg Co., 4.250%, 03/06/13	1,847,000	1,876,840
Kraft Foods, Inc., 5.375%, 02/10/20	2,749,000	3,316,300
Kroger Co. (The), 7.500%, 01/15/14	1,409,000	1,530,791

		6,723,931

Healthcare-Products (0.4%)
Becton Dickinson and Co., 3.250%, 11/12/20	966,000	1,041,903
Covidien International Finance SA, 6.000%, 10/15/17	1,884,000	2,315,920
Stryker Corp., 2.000%, 09/30/16	1,464,000	1,526,298

		4,884,121

Healthcare-Services (0.7%)
Roche Holdings, Inc., 6.000%, 03/01/19(b)	6,557,000	8,232,255

Household Products/Wares (0.1%)
Clorox Co. (The), 3.050%, 09/15/22	1,578,000	1,609,031

Insurance (1.4%)
Berkshire Hathaway, Inc., 3.200%, 02/11/15	3,928,000	4,166,693
Berkshire Hathaway, Inc., 4.600%, 05/15/13	2,330,000	2,391,668
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(b)	2,098,000	2,142,463
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	4,645,000	4,916,370
OneBeacon U.S. Holdings, Inc., 5.875%, 05/15/13	2,018,000	2,065,762

		15,682,956

Internet (0.2%)
eBay, Inc., 2.600%, 07/15/22	1,914,000	1,927,392

Machinery-Diversified (0.4%)
Deere & Co., 2.600%, 06/08/22	4,881,000	5,009,927

Media (1.4%)
Comcast Corp., 3.125%, 07/15/22	2,456,000	2,547,923

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Intermediate Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Media—continued
Comcast Corp., 4.950%, 06/15/16	1,322,000	1,500,765
NBCUniversal Media LLC, 4.375%, 04/01/21	3,205,000	3,634,265
Thomson Reuters Corp., 5.950%, 07/15/13	526,000	548,184
Time Warner Cable, Inc., 5.850%, 05/01/17	3,661,000	4,360,822
Time Warner Cable, Inc., 8.250%, 02/14/14	2,286,000	2,515,860
Time Warner, Inc., 4.875%, 03/15/20	534,000	616,691

		15,724,510

Mining (1.4%)
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	2,811,000	3,138,468
Barrick International Barbados Corp., 5.750%, 10/15/16(b)	1,447,000	1,674,992
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	2,310,000	2,339,607
Kinross Gold Corp., 5.125%, 09/01/21(d)	5,096,000	5,271,771
Newmont Mining Corp., 3.500%, 03/15/22	3,366,000	3,414,541

		15,839,379

Miscellaneous Manufacturer (1.1%)
3M Co., 1.375%, 09/29/16	1,391,000	1,427,205
General Electric Co., 5.000%, 02/01/13	2,689,000	2,729,973
General Electric Co., 5.250%, 12/06/17	1,344,000	1,590,198
Illinois Tool Works, Inc., 6.250%, 04/01/19	3,269,000	4,114,154
Siemens Financieringsmaatschappij NV, 5.750%, 10/17/16(b)	1,976,000	2,327,708

		12,189,238

Office/Business Equipment (0.2%)
Xerox Corp., 6.350%, 05/15/18	2,225,000	2,612,332

Oil & Gas (0.8%)
BP Capital Markets PLC, 2.248%, 11/01/16	2,943,000	3,080,718
Ensco PLC, 4.700%, 03/15/21	2,834,000	3,200,912

	Shares or Principal Amount($)	Value($)

Oil & Gas—continued
Phillips 66, 4.300%, 04/01/22(b)	2,419,000	2,648,457
Statoil ASA, 3.125%, 08/17/17	763,000	836,019

		9,766,106

Oil & Gas Services (0.5%)
Schlumberger Investment SA, 3.300%, 09/14/21(b)	2,345,000	2,497,066
Weatherford International Ltd., 4.950%, 10/15/13	1,160,000	1,204,901
Weatherford International Ltd., 5.125%, 09/15/20	1,792,000	1,959,099

		5,661,066

Pharmaceuticals (1.1%)
Abbott Laboratories, 5.600%, 11/30/17	3,189,000	3,913,499
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	2,207,000	2,717,011
Novartis Securities Investment Ltd., 5.125%, 02/10/19	1,575,000	1,892,552
Schering-Plough Corp., Inc., 6.000%, 09/15/17	2,377,000	2,941,530
Watson Pharmaceuticals, 3.250%, 10/01/22	1,766,000	1,788,619

		13,253,211

Pipelines (2.9%)
El Paso Natural Gas Co., 5.950%, 04/15/17	597,000	687,183
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	1,341,000	1,590,877
Energy Transfer Partners LP, 4.650%, 06/01/21	1,536,000	1,651,830
Energy Transfer Partners LP, 6.700%, 07/01/18	3,486,000	4,139,085
Enterprise Products Operating LLC, 5.250%, 01/31/20	5,056,000	5,923,240
Enterprise Products Operating LLC, Series G, 5.600%, 10/15/14	2,384,000	2,604,684
Kinder Morgan Energy Partners LP, 3.450%, 02/15/23	7,394,000	7,612,692

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Intermediate Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Pipelines—continued
Southern Natural Gas Co., 5.900%, 04/01/17(b)	374,000	438,824
TC Pipelines LP, 4.650%, 06/15/21	2,457,000	2,598,152
TransCanada PipeLines Ltd., 3.800%, 10/01/20	1,980,000	2,223,894
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	1,074,000	1,296,763
Williams Partners LP, 4.125%, 11/15/20	2,883,000	3,128,672

		33,895,896

Real Estate Investment Trusts (1.1%)
BioMed Realty LP, 3.850%, 04/15/16	1,755,000	1,846,063
Digital Realty Trust LP, 4.500%, 07/15/15	4,773,000	5,106,685
Digital Realty Trust LP, 5.875%, 02/01/20	998,000	1,153,679
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	4,493,000	5,120,560

		13,226,987

Retail (1.2%)
AutoZone, Inc., 3.700%, 04/15/22	2,269,000	2,391,823
Wal-Mart Stores, Inc., 4.250%, 04/15/21	4,688,000	5,512,882
Walgreen Co., 4.875%, 08/01/13	2,042,000	2,114,019
Wesfarmers Ltd., 6.998%, 04/10/13(b)	3,403,000	3,503,879

		13,522,603

Semiconductors (0.2%)
Analog Devices, Inc., 3.000%, 04/15/16	841,000	906,185
Intel Corp., 1.950%, 10/01/16	1,620,000	1,700,809

		2,606,994

Software (0.8%)
Fiserv, Inc., 4.750%, 06/15/21	2,558,000	2,798,526
Oracle Corp., 5.750%, 04/15/18	4,714,000	5,849,805

		8,648,331

Telecommunication Services (1.4%)
AT&T, Inc., 3.875%, 08/15/21	2,216,000	2,508,326

	Shares or Principal Amount($)	Value($)

Telecommunication Services—continued
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17(b)	3,055,000	3,261,213
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	1,722,000	1,831,693
Cisco Systems, Inc., 5.500%, 02/22/16	1,411,000	1,638,679
Juniper Networks, Inc., 3.100%, 03/15/16	665,000	695,790
Rogers Communications, Inc., 7.500%, 03/15/15	1,045,000	1,210,696
SBC Communications, Inc., 5.100%, 09/15/14	2,000,000	2,174,620
Verizon Communications, Inc., 5.250%, 04/15/13	2,264,000	2,322,735

		15,643,752

Transportation (0.1%)
United Parcel Service, Inc., 3.125%, 01/15/21	1,565,000	1,689,191

Trucking & Leasing (0.4%)
Aviation Capital Group Corp., 6.750%, 04/06/21(b)	1,959,000	1,997,005
Aviation Capital Group Corp., 7.125%, 10/15/20(b)	2,687,000	2,819,818

		4,816,823

Total Corporate Bonds (Cost $318,141,912)		343,979,112

U.S. Government Agency Mortgages (7.0%)
Federal Home Loan Mortgage Corporation (3.5%)
Pool #J18890, 3.000%, 04/01/27	3,209,876	3,407,412
Pool #J18984, 3.000%, 04/01/27	5,177,887	5,496,535
Pool #J18800, 3.000%, 04/01/27	2,537,659	2,693,827
Pool #J19310, 3.000%, 06/01/27	10,236,975	10,825,373
Pool #J19417, 3.000%, 06/01/27	15,791,657	16,763,479
Pool #J19597, 3.000%, 07/01/27	888,169	939,219

		40,125,845

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Intermediate Bond Fund — concluded

	Shares or Principal Amount($)	Value($)

Federal National Mortgage Association (2.0%)
Pool #AM0067, 2.740%, 08/01/22	6,521,000	6,877,884
Pool #AP1217, 2.500%, 07/01/27	4,497,594	4,732,313
Pool #AB5887, 2.500%, 08/01/27	11,525,710	12,134,411

		23,744,608

Government National Mortgage Association (1.5%)
Pool #751387, 4.743%, 01/20/61	15,248,355	17,181,191

Total U.S. Government Agency Mortgages (Cost $78,334,472)		81,051,644

U.S. Treasury Obligations (57.0%)
U.S. Treasury Notes (57.0%)
0.500%, 10/15/14	261,975,000	263,305,309
0.375%, 03/15/15	31,299,000	31,374,806
1.750%, 05/31/16	141,650,000	148,522,291
1.000%, 03/31/17	66,209,000	67,533,180
0.625%, 08/31/17	56,556,000	56,591,347
2.125%, 08/15/21	18,683,000	19,763,102
1.625%, 08/15/22(d)	70,045,000	69,968,371

Total U.S. Treasury Obligations (Cost $650,053,423)		657,058,406

Preferred Stocks (1.5%)
Banks (0.8%)
PNC Financial Services Group, Inc., Series P, 6.125%	125,500	3,447,485
US Bancorp, Series G, 6.000%(d)	210,975	5,903,081

		9,350,566

Electric (0.3%)
SCE Trust I, 5.625%	115,850	3,021,368

Insurance (0.3%)
Arch Capital Group Ltd., Series C, 6.750%	73,650	1,966,455
Reinsurance Group of America, Inc., 6.200%	77,850	2,053,683

		4,020,138

Real Estate Investment Trust (0.1%)
Public Storage, Series U, 5.625%	45,000	1,169,100

Total Preferred Stocks (Cost $16,440,295)		17,561,172

	Shares or Principal Amount($)	Value($)

Short-Term Investment (5.1%)
RidgeWorth Funds Securities Lending Joint Account(e)	58,897,360	58,897,360

Total Short-Term Investment (Cost $58,897,360)		58,897,360

Money Market Fund (3.8%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(f)	43,789,050	43,789,050

Total Money Market Fund (Cost $43,789,050)		43,789,050

Total Investments (Cost $1,183,136,073) — 106.0%		1,222,734,893
Liabilities in excess of other assets — (6.0)%		(68,978,715)

Net Assets — 100.0%		$1,153,756,178

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2012.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 6.2% of net assets as of September 30, 2012.

(c)	Security is perpetual in nature and has no stated maturity.

(d)	The security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $57,580,439.

(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012 (See Note 2(k)).

(f)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

Investment Abbreviations

MTN	—	Medium Term Note
LP	—	Limited Partnership

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Investment Grade Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)

Municipal Bonds (92.8%)
Alabama (1.0%)
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC(a)	9,000,000	10,721,340

Alaska (4.8%)
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, AGC(a)	18,000,000	21,864,420
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC(a)	15,500,000	18,874,660
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/32, AGC	7,250,000	8,655,775

		49,394,855

California (16.8%)
Bay Area Toll Authority, RB, 5.000%, 04/01/31(b)	13,500,000	16,188,660
California Health Facilities Financing Authority, Series C, RB, 6.250%, 10/01/24	3,500,000	4,234,510
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/33	6,500,000	7,849,465
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/38(a)	5,400,000	6,435,342
California State, GO, 5.000%, 09/01/25(b)	1,400,000	1,618,302
California State, GO, 5.000%, 09/01/26(b)	2,000,000	2,304,660
California State, GO, 5.000%, 09/01/27(b)	2,500,000	2,871,350
California State, GO, 5.000%, 09/01/28(b)	3,250,000	3,721,770

	Shares or Principal Amount($)	Value($)

California—continued
California State, GO, 5.000%, 09/01/29(b)	2,000,000	2,282,000
California State, GO, 5.000%, 09/01/30(b)	2,000,000	2,273,720
California State, GO, 5.250%, 02/01/30(a)	10,500,000	12,365,010
California State, GO, 5.250%, 03/01/30(a)	10,000,000	11,595,700
California State, GO, 6.500%, 04/01/33(a)	24,500,000	30,586,290
California State Department of Water Resources, RB, 5.000%, 12/01/13(b)	2,320,000	2,395,400
California State Department of Water Resources, RB, 5.000%, 12/01/14(b)	3,000,000	3,224,160
California State Department of Water Resources, RB, 5.000%, 12/01/18(b)	2,000,000	2,424,560
California State Department of Water Resources, RB, 5.000%, 12/01/20(b)	2,000,000	2,475,920
California State Department of Water Resources, RB, 5.000%, 12/01/22(b)	6,880,000	8,661,783
Los Angeles California Community College District, Series A, GO, 6.000%, 08/01/33(a)	10,000,000	12,223,300
Los Angeles California Wastewater System, Series A, RB, 5.750%, 06/01/34	5,000,000	5,993,700
San Francisco Bay Area Rapid Transit District, Series A, RB, 5.000%, 07/01/31(b)	1,750,000	2,101,505
San Francisco Bay Area Rapid Transit District, Series A, RB, 5.000%, 07/01/36(b)	1,500,000	1,767,390
San Francisco City & County Airports Commission, AMT, RB, 5.750%, 05/01/24, AGM	5,000,000	5,820,300

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or Principal Amount($)	Value($)

California—continued
University of California, Series O, RB, 5.750%, 05/15/27	3,000,000	3,728,970
University of California, Series O, RB, 5.750%, 05/15/28(a)	10,000,000	12,429,900
University of California, Series O, RB, 5.750%, 05/15/29(a)	5,095,000	6,318,666

		173,892,333

District of Columbia (1.0%)
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30(a)	8,000,000	10,075,840

Florida (2.8%)
Florida State Board of Education, Capital Outlay, Public Education Project, GO, 9.125%, 06/01/14, ETM(a)	950,000	1,075,106
Florida State Board of Education, Lottery Revenue, Capital Outlay, Public Education Project, Series A, GO, 5.000%, 06/01/20, NATL-RE/FGIC	5,320,000	5,986,330
Florida State Board of Governors, Series A, RB, 5.000%, 10/01/19	2,175,000	2,652,934
Florida State Board of Governors, Series A, RB, 5.000%, 10/01/20	2,285,000	2,799,856
Florida State Board of Governors, Series A, RB, 5.000%, 10/01/21	2,410,000	2,970,325
Highlands County Health Facilities Authority, Adventist Health, Series G, RB, 5.125%, 11/15/18(c)	2,900,000	3,301,360
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.000%, 07/01/23	2,000,000	2,428,800

	Shares or Principal Amount($)	Value($)

Florida—continued
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.125%, 07/01/25	3,000,000	3,620,640
Polk County School District Sales Tax Authority, RB, 5.250%, 10/01/15, AGM	2,000,000	2,159,220
Tampa, RB, 5.000%, 09/01/21	1,605,000	1,918,954

		28,913,525

Georgia (1.4%)
Fulton County Water & Sewer Revenue, RB, 5.000%, 01/01/19	3,500,000	4,266,465
Georgia State, Series B, GO, 5.000%, 07/01/17(a)	5,000,000	5,623,650
Henry County School District, GO, 5.000%, 08/01/13, NATL-RE/FGIC	4,030,000	4,190,555

		14,080,670

Hawaii (0.2%)
City & County Honolulu HI Wastewater System Revenue, RB, 5.000%, 07/01/37(b)	2,000,000	2,332,440

Illinois (3.0%)
Chicago IL O’ Hare International Airport Revenue, Series D, RB, 5.250%, 01/01/19, NATL-RE, AMT(a)	7,680,000	8,293,786
Chicago IL O’Hare International Airport Revenue, Series A, AMT, RB, 5.000%, 01/01/17	3,600,000	4,114,620
Chicago IL O’Hare International Airport Revenue, Series A, AMT, RB, 5.000%, 01/01/18	3,500,000	4,061,330
Chicago IL O’Hare International Airport Revenue, Series A, RB, 5.000%, 01/01/20	3,000,000	3,503,580

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Illinois—continued
Grundy Kendall & Will Counties Community School District No. 201, GO, 5.750%, 10/15/21, AGC	4,340,000	5,210,908
Illinois State Sales Tax, First Series, RB, 5.000%, 06/15/22(a)	2,975,000	3,069,337
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	2,000,000	2,286,140

		30,539,701

Kansas (4.3%)
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(a)	26,090,000	30,554,521
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Series A, RB, 5.000%, 11/15/32	10,000,000	11,517,200
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Series D, RB, 5.000%, 11/15/22	2,000,000	2,303,260

		44,374,981

Maryland (3.9%)
Maryland State, GO, 4.500%, 08/01/20	20,250,000	25,087,117
Maryland State Department of Transportation, Consolidated Transportation, RB, 5.000%, 05/01/17, Pre-refunded 05/01/14 @ 100	4,500,000	4,835,340
Maryland State Department of Transportation, RB, 5.000%, 02/15/19	9,000,000	10,866,780

		40,789,237

	Shares or Principal Amount($)	Value($)

Massachusetts (3.1%)
Commonwealth of Massachusetts, Series B, GO, 5.000%, 06/01/24(a)	14,990,000	18,366,647
Massachusetts School Building Authority, Series A, RB, 5.000%, 08/15/22, Pre-refunded 08/15/15 @ 100, AGM	5,000,000	5,661,550
Massachusetts State, Consolidated Lien, Series C, GO, 5.000%, 01/01/15	2,000,000	2,205,660
Massachusetts State, Consolidated Lien, Series C, GO, 5.000%, 09/01/18	5,310,000	5,997,433

		32,231,290

Michigan (3.5%)
Michigan Finance Authority, RB, 5.000%, 01/01/18	8,500,000	10,285,765
Michigan Finance Authority, RB, 5.000%, 07/01/21	10,000,000	12,003,400
Michigan Municipal Bond Authority, RB, 5.000%, 10/01/17(a)	9,270,000	10,502,817
Michigan State Municipal Bond Authority, Clean Water State Revolving Fund, RB, 5.375%, 10/01/17, Pre-refunded 10/01/12 @ 100(a)	3,300,000	3,301,419

		36,093,401

Minnesota (3.2%)
Minnesota State, Series A, GO, 5.000%, 08/01/21	19,000,000	24,435,710
Minnesota State, Series B, GO, 5.000%, 08/01/20	6,700,000	8,526,554

		32,962,264

Mississippi (0.3%)
Mississippi State, Series F, GO, 5.000%, 11/01/21	2,205,000	2,801,673

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Missouri (3.1%)
Missouri State Board of Public Buildings, Series A, RB, 5.000%, 10/01/21	18,875,000	23,749,280
Missouri State Highways & Transit Commission State Road, Second Lien, RB, 5.250%, 05/01/20	6,500,000	7,798,570

		31,547,850

Nebraska (0.2%)
Omaha Public Power District, Series A, RB, 5.000%, 02/01/37(b)	2,000,000	2,321,920

New Jersey (9.7%)
Monmouth County Improvement Authority, RB, 4.000%, 12/01/19	1,800,000	2,144,322
Monmouth County Improvement Authority, RB, 4.000%, 12/01/20	1,000,000	1,196,090
New Jersey Economic Development Authority, RB, 4.000%, 06/15/19	2,500,000	2,722,325
New Jersey Economic Development Authority, RB, 5.000%, 06/15/18	4,000,000	4,594,800
New Jersey Economic Development Authority, RB, 5.000%, 06/15/19	2,500,000	2,875,675
New Jersey Economic Development Authority, RB, 5.000%, 06/15/20	6,700,000	7,726,440
New Jersey Economic Development Authority, RB, 5.000%, 06/15/23	10,500,000	12,035,940
New Jersey Higher Education Student Assistance Authority, AMT, RB, 4.000%, 12/01/17	3,100,000	3,337,429
New Jersey Higher Education Student Assistance Authority, AMT, Series 1A, RB, 4.000%, 12/01/19	5,000,000	5,326,500

	Shares or Principal Amount($)	Value($)

New Jersey—continued
New Jersey Higher Education Student Assistance Authority, AMT, Series 1A, RB, 5.000%, 12/01/20	9,775,000	11,112,904
New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, RB, 6.000%, 12/15/38	7,710,000	9,059,713
New Jersey State Transportation Trust Fund Authority, Transportation System, Series D, RB, 5.000%, 06/15/19, AGM(a)	13,125,000	14,514,806
New Jersey Transportation Trust Fund Authority, Series A, RB, 6.000%, 06/15/35, ST APPROP	5,305,000	6,563,028
New Jersey Transportation Trust Fund Authority, Series B, RB, 5.250%, 12/15/17, NATL-RE/FGIC(a)	15,000,000	17,202,450

		100,412,422

New Mexico (0.6%)
New Mexico Finance Authority, Public Project Revolving Fund, Series C, RB, 5.000%, 06/01/21, AMBAC	5,595,000	5,978,425

New York (12.2%)
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC	5,340,000	6,246,358
Erie County Industrial Development Agency, RB, 5.000%, 05/01/19, State Aid Withholding	2,000,000	2,438,300

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or Principal Amount($)	Value($)

New York—continued
Metropolitan Transportation Authority, Series D, RB, 5.000%, 11/15/17	7,500,000	8,895,450
Nassau County, Series A, GO, 5.000%, 04/01/19	7,740,000	9,289,084
Nassau County, Series A, GO, 5.000%, 04/01/20	7,715,000	9,283,922
Nassau County, Series A, GO, 5.000%, 04/01/21	8,155,000	9,839,171
New York City, GO, 5.000%, 04/01/20(a)	11,350,000	14,083,534
New York City, GO, 5.000%, 08/15/23, Pre-refunded 08/15/14 @ 100	13,730,000	14,928,354
New York City Municipal Water Finance Authority, Water & Sewer System, Series A, RB, 5.750%, 06/15/40(a)	15,330,000	18,521,093
New York City Transitional Finance Authority, Building Aid, Series S-2, RB, 6.000%, 07/15/38, State Aid Withholding(a)	7,500,000	8,863,725
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 5.000%, 02/01/28	5,000,000	5,825,150
New York Municipal Bond Bank Agency, RB, 5.000%, 12/01/19, State Aid Withholding(b)	2,000,000	2,468,560
New York Municipal Bond Bank Agency, RB, 5.000%, 12/01/20, State Aid Withholding(b)	3,100,000	3,837,800
New York State Thruway Authority, Series B, RB, 5.000%, 04/01/18, AMBAC	5,700,000	6,450,747

	Shares or Principal Amount($)	Value($)

New York—continued
Port Authority of New York & New Jersey, AMT, RB, 3.000%, 10/01/14, GO of Authority	4,765,000	4,980,235

		125,951,483

North Carolina (2.3%)
Charlotte, Series A, GO, 5.000%, 07/01/20	5,000,000	6,371,650
North Carolina State, Series A, GO, 5.000%, 03/01/17	3,000,000	3,581,430
Raleigh, Series B, GO, 5.000%, 04/01/20	4,700,000	5,948,837
Raleigh, Series B, GO, 5.000%, 04/01/21	4,700,000	6,011,676
University of North Carolina, Chapel Hill, Series A, RB, 5.000%, 02/01/14	1,885,000	1,986,319

		23,899,912

Oregon (0.8%)
Oregon State Department of Transportation, Highway User Tax, Series B, RB, 5.000%, 11/15/17, Pre-refunded 11/15/14 @ 100	2,500,000	2,747,650
Tri-County Metropolitan Transportation District, Refunding Limited Tax Pledge, Series A, RB, 5.000%, 09/01/20, AGM	5,170,000	5,789,573

		8,537,223

Pennsylvania (2.5%)
Allegheny County Port Authority, RB, 5.750%, 03/01/29	7,500,000	8,982,000
Easton Area School District, Series 2006, GO, 7.750%, 04/01/25, AGM	3,980,000	4,805,930
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/23, GO of University	6,750,000	8,426,227

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Pennsylvania—continued
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/24, GO of University	2,500,000	3,120,825

		25,334,982

South Carolina (0.2%)
South Carolina State Public Service Authority, Series A, RB, 5.000%, 01/01/17, Pre-refunded 01/01/14 @ 100, AGM	2,300,000	2,437,471

Tennessee (0.5%)
Knoxville, GO, 5.000%, 05/01/19	4,430,000	5,510,876

Texas (7.7%)
Austin, Series 2005, GO, 5.000%, 09/01/19, NATL-RE	5,000,000	5,547,000
City Public Service Board of San Antonio, RB, 5.000%, 02/01/21	10,000,000	12,602,500
Dallas Independent School District, GO, 6.375%, 02/15/34, PSF-GTD(a)	6,000,000	7,466,880
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Series B, RB, 7.125%, 12/01/31	4,050,000	5,047,150
Houston Higher Education Finance Corp., Series A, RB, 4.000%, 02/15/22	1,000,000	1,023,560
Houston Higher Education Finance Corp., Series A, RB, 5.000%, 02/15/32	1,250,000	1,321,850
Houston Higher Education Finance Corp., Series A, RB, 5.000%, 02/15/42	5,000,000	5,212,650

	Shares or Principal Amount($)	Value($)

Texas—continued
Lower Colorado River Authority, Series A, RB, 5.875%, 05/15/15, AGM	1,185,000	1,190,297
North Harris County Regional Water Authority, RB, 5.250%, 12/15/18, NATL-RE	2,690,000	2,927,446
San Antonio Electric & Gas, RB, 5.000%, 02/01/24, Pre-refunded 02/01/15 @ 100	1,875,000	2,079,375
Texas State, RB, 2.500%, 08/30/13	20,240,000	20,660,790
Texas State Public Finance Authority, Unemployment Comp., Series A, RB, 5.000%, 01/01/15	5,000,000	5,514,150
Texas State Public Finance Authority, Charter School Finance Corp., Series A, RB, 6.200%, 02/15/40	2,850,000	3,274,622
Texas State University Systems Financing, RB, 5.000%, 03/15/18, AGM	5,035,000	5,579,938

		79,448,208

Virginia (1.4%)
Norfolk, Series C, GO, 5.000%, 04/01/23	5,875,000	6,834,622
Virginia State, Series D, GO, 5.000%, 06/01/18	6,000,000	7,412,640

		14,247,262

Washington (2.3%)
Central Puget Sound Regional Transit Authority, Series A, RB, 5.000%, 11/01/23, Pre-refunded 05/01/15 @ 100, AMBAC(a)	6,000,000	6,720,300
Pierce County School District No. 10, Tacoma, GO, 5.000%, 12/01/16, NATL-RE/FGIC	5,200,000	5,484,804

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Investment Grade Tax-Exempt Bond Fund — concluded

	Shares or Principal Amount($)	Value($)

Washington—continued
Washington State, Series A, GO, 5.000%, 07/01/19, Pre-refunded 07/01/14 @ 100	2,855,000	3,090,138
Washington State, Series A, GO, 5.000%, 07/01/20, Pre-refunded 07/01/15 @ 100, AGM	7,700,000	8,677,438

		23,972,680

Total Municipal Bonds (Cost $897,062,332)		958,804,264

Money Market Fund (13.2%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.03%(d)	136,234,302	136,234,302

Total Money Market Fund (Cost $136,234,302)		136,234,302

Total Investments (Cost $1,033,296,634) — 106.0%		1,095,038,566
Liabilities in excess of other assets — (6.0)%		(62,128,353)

Net Assets — 100.0%		$1,032,910,213

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(c)	Variable or floating rate security. Rate disclosed is as of September 30, 2012.

(d)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

Investment Abbreviations

AGC	—	Security guaranteed by Assured Guaranty Corporation
AGM	—	Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	—	Security guaranteed by American Municipal Bond Assurance Corporation
AMT	—	Income subject to Alternative Minimum Tax
BHAC	—	Security guaranteed by Berkshire Hathaway Assurance Corporation
ETM	—	Escrowed to Maturity
FGIC	—	Security guaranteed by Financial Guaranty Insurance Company
GO	—	General Obligation
NATL-RE	—	Reinsurance provided by National Public Finance Guarantee Corporation
PSF-GTD	—	Security guaranteed by Permanent School Fund Guarantee Program
RB	—	Revenue Bond
ST APPROP	—	State Appropriation

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Limited Duration Fund

	Shares or Principal Amount($)	Value($)

Asset-Backed Securities (10.6%)
Credit Card (3.8%)
Discover Card Master Trust, Series 2007-A2, Cl A2, 0.729%, 06/15/15(a)	400,000	400,266

Home Equity (6.8%)
HSBC Home Equity Loan Trust, Series 2006-2, Cl A1, 0.369%, 03/20/36(a)	722,611	705,777

Total Asset-Backed Securities (Cost $1,088,712)		1,106,043

Collateralized Mortgage Obligations (75.5%)
Agency Collateralized Mortgage Obligations (75.5%)
Federal Home Loan Mortgage Corporation (21.3%)
Series 2589, Cl F, 0.421%, 03/17/33(a)	929,758	928,526
Series 3877, Cl FN, 0.521%, 02/15/25(a)	1,292,367	1,295,581

		2,224,107

Federal National Mortgage Association (54.2%)
Series 2004-79, Cl FM, 0.517%, 11/25/24(a)	1,787,884	1,793,236
Series 2010-90, Cl MF, 0.617%, 04/25/28(a)	1,341,002	1,344,564
Series 2011-98, Cl FL, 0.517%, 10/25/26(a)	2,520,897	2,527,376

		5,665,176

Total Collateralized Mortgage Obligations (Cost $7,836,083)		7,889,283

	Shares or Principal Amount($)	Value($)

U.S. Government Agency Mortgages (4.2%)
Academic Loan Funding Trust (4.2%)
Series 2012-1A, Cl A1, 1.017%, 12/27/22(a)(b)	436,843	437,922

Total U.S. Government Agency Mortgages (Cost $436,048)		437,922

Money Market Fund (9.7%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	1,013,958	1,013,958

Total Money Market Fund (Cost $1,013,958)		1,013,958

Total Investments (Cost $10,374,801) —100.0%		10,447,206
Other assets in excess of liabilities — 0.0%(d)		1,317

Net Assets — 100.0%		$10,448,523

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2012.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 4.2% of net assets as of September 30, 2012.

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

(d)	Less than 0.05% of Net Assets.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Limited-Term Federal Mortgage Securities Fund

	Shares or Principal Amount($)	Value($)

Collateralized Mortgage Obligations (21.2%)
Agency Collateralized Mortgage Obligations (17.1%)
Federal Home Loan Mortgage Corporation (4.7%)
Series 2518, Cl FP, 0.471%, 10/15/32(a)	571,616	570,724
Series 3774, Cl EW, 3.500%, 12/15/25	411,000	447,660

		1,018,384

Federal National Mortgage Association (12.4%)
Series 2010-136, Cl FG, 0.717%, 12/25/30(a)	963,171	972,040
Series 2010-144, Cl YB, 3.000%, 12/25/25	283,000	299,043
Series 2011-36, Cl DB, 3.000%, 05/25/26(b)	1,379,584	1,456,464

		2,727,547

		3,745,931

Agency Collateralized Planned Amortization Class Mortgage Obligations (0.9%)
Federal Home Loan Mortgage Corporation (0.9%)
Series 3763, Cl VQ, 4.000%, 07/15/27	180,000	199,590

Commercial Mortgage Backed Securities (3.2%)
Banc of America Commercial Mortgage, Inc. (0.2%)
Series 2005-6, Cl AM, 5.364%, 09/10/47(a)	39,000	43,543

Wachovia Bank Commercial Mortgage Trust (3.0%)
Series 2005-C21, Cl AM, 5.413%, 10/15/44(a)	583,000	648,499

		692,042

Total Collateralized Mortgage Obligations (Cost $4,360,498)		4,637,563

U.S. Government Agency Mortgages (82.0%)
Federal Home Loan Mortgage Corporation (54.3%)
Pool #J18114, 3.000%, 02/01/27	934,097	991,581
Pool #J19132, 3.000%, 05/01/27	385,467	409,189
Pool #C01785, 5.000%, 02/01/34(b)	1,987,429	2,174,726
Pool #A34054, 6.000%, 04/01/35	285,600	316,767
Pool #A46278, 5.000%, 07/01/35	366,850	405,079
Pool #G02109, 6.000%, 03/01/36	572,936	632,340

	Shares or Principal Amount($)	Value($)

Federal Home Loan Mortgage Corporation—continued
Pool #G02163, 5.000%, 04/01/36	240,787	262,124
Pool #G04997, 5.000%, 01/01/37	432,402	470,720
Pool #G03092, 5.500%, 07/01/37	455,512	502,669
Pool #G05326, 5.000%, 02/01/38	328,179	357,261
Pool #G04337, 5.500%, 04/01/38(b)	960,334	1,047,450
Pool #G06079, 6.000%, 07/01/39	548,363	603,677
3.500%, TBA, 15 Year Maturity(c)	1,500,000	1,587,422
3.000%, TBA, 15 Year Maturity(c)	2,037,000	2,142,669

		11,903,674

Federal National Mortgage Association (25.8%)
Pool #AJ1910, 2.500%, 05/01/27	362,613	381,537
Pool #655219, 3.500%, 08/01/32	128,059	139,349
Pool #730727, 5.000%, 08/01/33	341,923	382,344
Pool #725773, 5.500%, 09/01/34(b)	1,493,911	1,649,455
Pool #888344, 5.000%, 10/01/35	553,542	606,004
Pool #AE0115, 5.500%, 12/01/35	555,261	612,843
Pool #745428, 5.500%, 01/01/36	282,021	311,032
Pool #995082, 5.500%, 08/01/37	192,515	212,560
Pool #889529, 6.000%, 03/01/38	636,576	715,509
Pool #995724, 6.000%, 04/01/39	582,461	654,684

		5,665,317

Government National Mortgage Association (1.9%)
Pool #798919, 3.500%, 04/15/27	388,574	419,816

Total U.S. Government Agency Mortgages (Cost $17,465,357)		17,988,807

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Limited-Term Federal Mortgage Securities Fund — concluded

	Shares or Principal Amount($)	Value($)

Money Market Fund (15.4%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(d)	3,379,775	3,379,775

Total Money Market Fund (Cost $3,379,775)		3,379,775

Total Investments (Cost $25,205,630) — 118.6%		26,006,145
Liabilities in excess of other assets — (18.6)%		(4,070,454)

Net Assets — 100.0%		$21,935,691

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2012.

(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

Investment Abbreviations

TBA	—	To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

North Carolina Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)

Municipal Bonds (97.5%)
California (6.1%)
California State, GO, 5.000%, 04/01/42	3,000,000	3,333,090

New Jersey (1.2%)
New Jersey State Higher Education Student Assistance Authority, Series 1A, AMT, RB, 5.000%, 12/01/18	585,000	663,940

North Carolina (83.3%)
Cape Fear Public Utility Authority, Water & Sewer System, RB, 5.000%, 08/01/35	1,855,000	2,164,599
Charlotte Douglas Airport Revenue, Series B, 5.000%, 07/01/36	1,000,000	1,094,870
Charlotte Water & Sewer System, RB, 5.000%, 07/01/21	1,080,000	1,307,686
Durham, GO, 4.000%, 06/01/17	1,165,000	1,347,928
Durham, Series A, GO, 4.000%, 07/01/16	710,000	804,679
Forsyth County, GO, 4.000%, 02/01/15	1,300,000	1,410,760
Greensboro, Series C, GO, 5.000%, 02/01/19	1,385,000	1,726,319
Greensboro NC Combined Water & Sewer System Revenue, Series A, RB, 4.000%, 06/01/14	1,495,000	1,585,612
Greensboro, Enterprise System, Series A, RB, 5.000%, 06/01/25	1,605,000	1,874,576
Iredell County School Project, COP, 5.125%, 06/01/27, AGM	1,000,000	1,131,050
Mecklenburg County, Series A, GO, 5.000%, 10/01/13	1,000,000	1,048,530
Nash Health Care Systems Health Care Facilities, RB, 5.000%, 11/01/41	1,650,000	1,809,241
New Hanover County Hospital, New Hanover Regional Medical Center, Series B, RB, 5.125%, 10/01/31, AGM	2,000,000	2,228,040
North Carolina Capital Facilities Finance Agency, RB, 5.250%, 03/01/33	2,000,000	2,205,820

	Shares or Principal Amount($)	Value($)

North Carolina—continued
North Carolina Capital Facilities Finance Agency, Duke University Project, Series A, RB, 5.250%, 07/01/42, Pre-refunded 10/01/2012 @ 100	1,000,000	1,000,420
North Carolina Eastern Municipal Power Agency, RB, 6.000%, 01/01/18, AMBAC	1,010,000	1,240,108
North Carolina Eastern Municipal Power Agency, Power System, Series C, RB, 5.375%, 01/01/16	500,000	506,585
North Carolina Infrastructure Finance Corp., Series A, COP, 5.000%, 02/01/15	1,000,000	1,103,750
North Carolina Medical Care Commission, Series A, RB, 5.000%, 10/01/38	2,890,000	3,201,860
North Carolina Medical Care Commission Health Care Facilities, Series A, RB, 6.125%, 10/01/39, Pre-refunded 10/01/2014 @ 100	750,000	837,083
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Series D, RB, 6.000%, 12/01/29	750,000	896,543
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Series D, RB, 6.250%, 12/01/33	2,000,000	2,419,160
North Carolina Medical Care Commission Health Care Facilities, Wake County Hospital System, Series A, RB, 5.625%, 10/01/29, Pre-refunded 10/01/2014 @ 100, AGM	500,000	552,735
North Carolina Medical Care Commission Health Care Facilities, Wake County Hospital System, Series A, RB, 5.875%, 10/01/38, Pre-refunded 10/01/2014 @ 100, AGM	500,000	555,235

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

North Carolina Tax-Exempt Bond Fund — concluded

	Shares or Principal Amount($)	Value($)

North Carolina—continued
North Carolina Municipal Power Agency, No. 1 Catawba Electric, RB, ETM, 5.000%, 01/01/20	1,600,000	2,001,200
North Carolina Municipal Power Agency, No. 1 Catawba Electric, Series A, RB, 5.000%, 01/01/30	3,000,000	3,363,540
North Carolina Municipal Power Agency, No. 1 Catawba Electric, Series A, RB, 5.250%, 01/01/15	1,000,000	1,102,710
North Carolina State, Series A, GO, 5.000%, 03/01/16	1,000,000	1,110,560
North Carolina State, Series C, GO, 5.000%, 05/01/20	1,000,000	1,270,800
North Carolina State Ports Authority Facilities, Series A, RB, 5.250%, 02/01/40	1,500,000	1,694,385
Winston-Salem North Carolina Water & Sewer System, RB, 5.000%, 06/01/39	1,000,000	1,171,560

		45,767,944

Pennsylvania (0.7%)
Montgomery County, Industrial Development Authority, RB, 5.000%, 11/15/26	360,000	396,385

Puerto Rico (3.7%)
Puerto Rico Commonwealth Highway & Transportation Authority Highway, Series CC, RB, 5.500%, 07/01/30	720,000	795,218
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, RB, 6.000%, 08/01/42	1,100,000	1,220,065

		2,015,283

Texas (0.8%)
Clifton Higher Education Finance Corp., RB, 5.000%, 08/15/32	295,000	317,621
Texas State Public Finance Authority Charter School Finance Corp., Series A, RB, 6.000%, 02/15/30	120,000	137,845

		455,466

	Shares or Principal Amount($)	Value($)

Virginia (1.7%)
Virginia Small Business Financing Authority, AMT, RB, 5.000%, 07/01/34	630,000	660,404
Virginia Small Business Financing Authority, AMT, RB, 5.000%, 01/01/40	265,000	276,761

		937,165

Total Municipal Bonds (Cost $49,497,249)		53,569,273

Money Market Fund (1.5%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.03%(a)	829,272	829,272

Total Money Market Fund (Cost $829,272)		829,272

Total Investments (Cost $50,326,521) — 99.0%		54,398,545
Other assets in excess of liabilities — 1.0%		560,112

Net Assets — 100.0%		$54,958,657

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

Investment Abbreviations

AGM	—	Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	—	Security guaranteed by American Municipal Bond Assurance Corporation
AMT	—	Income subject to Alternative Minimum Tax
COP	—	Certificate of Participation
ETM	—	Escrowed to Maturity
GO	—	General Obligation
RB	—	Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix Floating Rate High Income Fund

	Shares or Principal Amount($)	Value($)

Bank Loans (95.7%)
Aerospace/Defense (3.3%)
AM General LLC, Term Loan, 3.201%, 09/30/13(a)(d)	17,576,603	16,917,480
AWAS Finance Luxembourg 2012 S.A., New Term Loan, 07/16/18(b)(c)(d)	4,660,000	4,660,000
DAE Aviation Holdings, Inc., Term Loan B2, 5.450%, 07/31/14(a)(d)	10,327,938	10,302,118
DAE Aviation Holdings, Inc., Term Loan B1, 5.450%, 07/31/14(a)(d)	10,890,312	10,863,086
DigitalGlobe, Inc., Term Loan B, 5.750%, 10/07/18(a)(d)	20,380,988	20,400,146
Fly Funding II S.A.R.L., Term Loan, 6.750%, 08/08/18(a)(d)	7,425,000	7,403,319
Hamilton Sundstrand Industrial, Bridge Term Loan, 10/15/13(b)(c)(d)	19,750,000	19,750,000
Huntington Ingalls Industries, Inc., Term Loan A, 2.750%, 03/30/16(a)(d)	12,316,375	12,193,211
Sequa Corp., Term Loan, 3.690%-3.720%, 12/03/14(a)(d)	4,923,085	4,903,393
Sequa Corp., Incremental Term Loan, 6.250%, 12/03/14(a)(d)	3,821,125	3,840,231
Six3 Systems, Inc., Term Loan B, 09/20/19(b)(c)(d)	7,380,000	7,306,200
TASC, Inc., New Term Loan B, 4.500%, 12/18/15(a)(d)	2,900,315	2,893,789
Transdigm, Inc., New Term Loan B, 4.000%, 02/14/17(a)(d)	4,214,925	4,233,091
Transdigm, Inc., Add-On Term Loan B2, 4.000%, 02/14/17(a)(d)	9,547,850	9,599,599

		135,265,663

	Shares or Principal Amount($)	Value($)

Auto Manufacturers (0.8%)
Delphi Corp., Term Loan B, 3.500%, 03/31/17(a)(d)	23,421,900	23,461,015
Navistar International, Tranche B Term Loan, 7.000%, 08/17/17(a)(d)	9,360,000	9,453,600

		32,914,615

Auto Parts & Equipment (1.5%)
Allison Transmission, Inc., Non Extended Term Loan B1, 2.720%, 08/07/14(a)(d)	9,802,259	9,803,533
Allison Transmission, Inc., Term Loan B3, 4.250%, 08/23/19(a)(b)(d)	18,074,975	18,105,160
HHI Holdings LLC, New Term Loan B, 7.750%, 03/21/17(a)(d)	7,856,068	7,836,428
Metaldyne Co. LLC, New Term Loan B, 5.250%, 05/18/17(a)(d)	3,550,925	3,599,750
Remy International, Inc., Term Loan B, 6.250%, 12/16/16(a)(d)	6,704,073	6,704,073
Tomkins LLC, New Term Loan B, 4.250%, 09/29/16(a)(d)	15,817,353	15,850,253

		61,899,197

Building Materials (0.2%)
Goodman Global, Inc., 1st Lien Term Loan, 5.750%, 10/28/16(a)(d)	5,114,929	5,114,929
Goodman Global, Inc., 2nd Lien Term Loan, 9.000%, 10/30/17(a)(d)	890,909	902,046

		6,016,975

Chemicals (3.5%)
Ascend Performance Materials LLC, Term Loan B, 6.750%, 04/10/18(a)(d)	22,051,569	21,968,876
Ashland, Inc., Term Loan B, 3.750%, 08/23/18(a)(d)	21,816,054	21,947,387
Huntsman International LLC, Extended Term Loan B, 2.795%, 04/19/17(a)(d)	7,421,918	7,408,632

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)

Chemicals—continued
Ineos US Finance LLC, 6 year Term Loan, 6.500%, 05/04/18(a)(d)	41,775,075	42,171,938
Momentive Specialty Chemicals, Inc., Term Loan C3 Credit Linked Deposit, 2.482%, 05/03/13(a)(d)	1,743,607	1,673,862
Momentive Specialty Chemicals, Inc., Extended Term Loan C-5B, 4.125%, 05/05/15(a)(d)	152,790	147,443
Momentive Specialty Chemicals, Inc., Extended Term Loan C-4B, 4.250%, 05/05/15(a)(d)	403,134	389,025
Nexeo Solutions LLC, Term Loan B, 5.000%, 09/08/17(a)(d)	5,101,136	5,035,229
PolyOne Corp., Term Loan, 5.000%, 12/20/17(a)(d)	2,868,325	2,878,364
Styron S.A.R.L. LLC, New Term Loan B, 8.000%, 08/02/17(a)(b)(d)	20,955,267	20,044,342
Taminco Global Chemical Corp., Term Loan B1, 5.250%, 02/15/19(a)(d)	4,552,125	4,593,367
Univar, Inc., Term Loan B, 5.000%, 06/30/17(a)(d)	13,509,639	13,432,769

		141,691,234

Commercial Services (4.7%)
Acosta, Inc., Term Loan, 5.750%, 03/01/18(a)(d)	4,378,859	4,391,339
Acosta, Inc., Term Loan C, 5.750%, 03/01/18(a)(d)	2,788,013	2,791,498
ADS Waste Holdings, Term Loan B, 09/11/19(b)(c)(d)	28,255,000	28,378,757
AlixPartners LLP, Term Loan B2, 6.500%, 06/28/19(a)(d)	8,693,213	8,794,662
Cengage Learning Acquisitions, Inc., Non Extended Term Loan, 2.470%, 07/03/14(a)(d)	15,678,431	14,923,985

	Shares or Principal Amount($)	Value($)

Commercial Services—continued
Corporate Executive Board Co. (The), Term Loan B, 07/02/19(c)(d)	3,735,000	3,744,337
CPM Holdings, Inc., 1st Lien Term Loan, 08/29/17(c)(d)	2,755,000	2,748,112
Genpact International, Inc., Term Loan, 4.250%, 08/30/19(a)(d)	14,045,000	14,080,112
Harland Clarke Holdings, Tranche B-2 TL, 5.466%, 06/30/17(a)(d)	20,476,564	18,326,525
Hertz Corp. (The), Term Loan B, 3.750%, 03/09/18(a)(d)	11,711,823	11,669,544
Hertz Corp., (The), Unsecured Bridge Loan, 08/26/13(b)(c)(d)	11,565,000	11,565,000
Infor (US), Inc., Term Loan B2, 04/05/18(b)(c)(d)	21,204,900	21,257,912
Instant Web, Inc., Term Loan B, 3.591%, 08/07/14(a)(d)	9,768,190	7,505,194
Merrill Communications LLC, Term Loan, 9.750%, 12/24/12(a)(d)	2,824,065	2,732,283
Merrill Communications LLC, 2nd Lien Term Loan, 16.000%, 11/15/13(a)(d)	2,156,926	1,534,114
Moneygram International, Inc., Term Loan B1, 4.250%, 11/17/17(a)(d)	2,722,500	2,714,550
Moneygram International, Inc., Term Loan B, 4.250%, 11/20/17(a)(d)	3,695,011	3,684,222
Protection One, Inc., Term Loan, 5.750%, 03/21/19(a)(d)	5,054,600	5,111,464
Vertafore, Inc., Term Loan, 5.250%, 07/29/16(a)(d)	5,818,691	5,821,600
Walter Energy, Inc., Term Loan B, 4.000%, 04/02/18(a)(d)	6,000,616	5,966,893
WestCorp, Term Loan B6, 5.750%, 06/29/18(a)(d)	13,760,513	13,926,739

		191,668,842

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)

Consumer Discretionary (0.3%)
Collective Brands Finance, Inc., Term Loan, 09/19/19(b)(c)(d)	9,100,000	9,117,108
Collective Brands Finance, Inc., Term Loan A, 2.971%, 08/18/14(a)(d)	2,913,162	2,910,423

		12,027,531

Consumer Staples (0.9%)
Serta Simmons Holdings LLC, Term Loan, 09/19/19(b)(c)(d)	37,200,000	37,020,696

Diversified Financial Services (5.1%)
Affinion Group, Inc., Term Loan B, 5.000%, 07/16/15(a)(d)	14,924,018	13,631,300
American Capital Holdings, Inc., New Term Loan, 5.500%, 07/19/16(a)(d)	10,300,000	10,300,000
Asset Acceptance Capital Corp., New Term Loan B, 8.750%, 11/14/17(a)	2,406,250	2,424,297
BNY ConvergEx Group LLC, Eze Term Loan, 5.250%, 12/16/16(a)(d)	4,525,922	4,352,443
BNY ConvergEx Group LLC, Top Borrower Term Loan, 5.250%, 12/19/16(a)(d)	10,330,081	9,934,129
BNY ConvergEx Group LLC, Eze 2nd Lien Term Loan, 8.750%, 12/18/17(a)(d)	1,103,985	1,021,186
BNY ConvergEx Group LLC, Top Borrower 2nd Lien, 8.750%, 12/18/17(a)(d)	2,631,015	2,433,689
Delos Aircraft, Inc., Term Loan 2, 4.750%, 04/12/16(a)(d)	9,330,000	9,434,963
First Data Corp., Add-on Term Loan, 09/30/18(b)(c)(d)	7,760,000	7,611,241
First Data Corp., Non-Extended Term Loan B1, 2.967%, 09/24/14(a)(b)(d)	604,232	602,268

	Shares or Principal Amount($)	Value($)

Diversified Financial Services—continued
First Data Corp., Non-Extended Term Loan B2, 2.967%, 09/24/14(a)(b)(d)	1,447,524	1,442,820
First Data Corp., Non-Extended Term Loan B3, 2.967%, 09/24/14(a)(d)	221,181	220,462
Interactive Data Corp., New Term Loan B, 4.500%, 02/12/18(a)	11,338,572	11,390,503
Lawson Software, Inc., Term Loan B1, 5.750%, 10/18/16(a)(d)	6,246,625	6,305,218
MIP Delaware LLC, Term Loan, 5.500%, 07/12/18(a)(d)	4,096,706	4,112,069
Monitronics International, Inc., Term Loan B, 5.500%, 03/16/18(a)(d)	1,744,355	1,759,618
New Breed Logistics, Inc., Term Loan B, 09/20/19(b)(c)(d)	7,280,000	7,252,700
Nuveen Investments, Inc., Extended Term Loan, 5.862%-5.947%, 05/12/17(a)(d)	7,508,300	7,447,333
Nuveen Investments, Inc., Extended 1st Lien Term Loan, 5.862%-5.947%, 05/13/17(a)(d)	13,296,700	13,202,559
Oberthur Technologies Holding SAS, Term Loan B, 6.252%, 03/30/19(a)(d)	11,120,000	10,967,100
Residential Capital LLC, DIP Term Loan A1, 5.000%, 11/18/13(a)(d)	11,885,000	11,914,713
Residential Capital LLC, DIP Term Loan A2, 6.750%, 11/18/13(a)(d)	1,905,000	1,931,194
Springleaf Financial Funding Co., Term Loan, 5.500%, 05/10/17(a)(d)(e)	43,330,000	42,387,572
SunGard Data Systems, Inc., Term Loan B, 3.841%-4.064%, 02/26/16(a)(d)	1,289,215	1,289,215

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)

Diversified Financial Services—continued
SunGard Data Systems, Inc., Term Loan C, 3.978%, 02/28/17(a)(d)	4,550,879	4,558,479
VFH Parent LLC, Term Loan, 7.500%, 07/18/16(a)(d)	16,419,212	16,419,212

		204,346,283

Electric (1.9%)
Aeroflex, Inc., Term Loan B, 5.750%, 05/09/18(a)(d)	4,727,765	4,715,094
Calpine Corp., New Term Loan, 04/02/18(b)(c)(d)	21,360,000	21,253,200
Calpine Corp., Term Loan B2, 4.500%, 04/02/18(a)(d)	1,891,063	1,892,840
Calpine Corp., New Term Loan, 4.500%, 04/02/18(a)(d)	14,380,454	14,393,972
NRG Energy, Inc., New Term Loan B, 4.000%, 07/02/18(a)(d)	7,866,919	7,896,420
Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, 3.728%-3.938%, 10/10/14(a)(d)	3,930,000	2,916,807
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.728%-4.938%, 10/10/17(a)(b)(d)	32,671,642	22,441,498

		75,509,831

Electronics (0.4%)
Blackboard, Inc., Term Loan B, 10/04/18(b)(c)(d)	5,551,018	5,590,929
Ceridian Corp., Term Loan Extended, 5.977%, 05/09/17(a)(d)	6,000,000	6,021,240
iPayment, Inc., Term Loan B, 5.750%, 05/08/17(a)(d)	6,293,300	6,214,634

		17,826,803

	Shares or Principal Amount($)	Value($)

Energy (2.5%)
Aventine Renewable Energy Holdings, Inc., Term Loan B, 12.500%, 12/21/15(a)(f)	14,394,277	7,341,081
Brand Energy & Infrastructure Services, Inc., Revolver, 0.500%-2.250%, 11/24/17(a)(d)	7,500,000	7,368,750
Chesapeake Energy Corp., Unsecured Term Loan, 8.500%, 12/01/17(a)(d)	40,065,000	40,167,166
Glenn Pool Oil & Gas Trust, Term Loan, 4.500%, 05/02/16(a)(d)	45,239,789	45,239,789

		100,116,786

Entertainment (3.5%)
AMC Networks, Inc., Term Loan B, 4.000%, 12/31/18(a)(d)	13,528,750	13,528,750
Barrington Broadcasting Group LLC, Term Loan B, 7.500%, 06/14/17(a)(d)	2,634,324	2,651,895
Caesars Entertainment Operating Co., Term Loan B3, 3.216%-3.217%, 01/28/15(a)(b)(d)	7,840,012	7,593,601
Caesars Entertainment Operating Co., Term Loan B2, 3.217%, 01/28/15(a)(d)	18,140,000	17,569,860
Caesars Entertainment Operating Co., Extended Term Loan B6, 5.467%, 01/26/18(a)(b)(d)	14,762,220	13,387,562
Cannery Casino Resorts LLC, New Term Loan B, 09/25/18(b)(c)(d)	4,605,000	4,599,244
CCM Merger, Inc., New Term Loan B, 6.000%, 03/01/17(a)(d)	7,147,633	7,219,109
Cinedigm Digital Funding I LLC, Term Loan, 5.250%, 04/29/16(a)(d)	3,085,515	3,093,229

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)

Entertainment—continued
Emmis Operating Co., Term Loan B, 4.362%, 11/01/13(a)(d)	569,071	559,470
Hubbard Radio LLC, Term Loan B, 5.250%, 04/28/17(a)(d)	5,572,344	5,614,137
Hubbard Radio LLC, 2nd Lien Term Loan, 8.750%, 04/30/18(a)(d)	1,690,000	1,715,350
IMG Worldwide, Inc., New Term Loan B, 5.500%, 06/16/16(a)(f)	14,537,879	14,519,707
Kasima LLC, Term Loan B, 5.000%, 03/31/17(a)(d)	11,820,000	11,790,450
Live Nation Entertainment, Inc., Term Loan B, 4.500%, 11/07/16(a)(d)	5,087,398	5,102,253
Mediacom Illinois LLC, Tranche C Term Loan, 1.690%, 01/30/15(a)(d)	4,718,177	4,588,427
Peninsula Gaming LLC, Term Loan B, 08/03/17(b)(c)(d)	5,675,000	5,756,607
SeaWorld Parks & Entertainment, Inc., Term Loan B, 4.000%, 08/17/17(a)(d)	10,735,560	10,764,653
Seven Seas Cruises, Term Loan B, 6.250%, 12/21/18(a)(d)	7,350,000	7,377,563
WaveDivision Holdings LLC, New Term Loan B, 08/09/19(b)(c)(d)	3,715,000	3,754,379

		141,186,246

Food (2.2%)
Aramark Corp., Non-Extended Synthetic Letter of Credit, 2.089%, 01/27/14(a)(d)	484,590	482,511
Aramark Corp., Non-Extended Term Loan B3, 2.237%, 01/27/14(a)(d)	6,015,410	5,989,604
Blue Buffalo, Term Loan B, 6.500%, 08/08/19(a)(d)	8,270,000	8,270,000

	Shares or Principal Amount($)	Value($)

Food—continued
Brasa Holdings, Term Loan, 7.500%, 07/19/19(a)(d)	4,135,000	4,135,000
Burger King Corp., New Term Loan B, 4.250%, 09/27/19(a)(b)(d)	4,095,000	4,095,000
Dean Foods Co., Tranche B Term Loan, 1.595%, 04/02/14(a)(d)	4,530,155	4,500,890
Dunkin’ Brands, Inc., New Term Loan B2, 4.000%-5.250%, 11/23/17(a)(d)	15,882,586	15,847,803
JBS USA Holdings, Inc., Term Loan, 4.250%, 05/25/18(a)(d)	6,464,335	6,423,932
Landry’s, Inc., Term Loan B, 6.500%-7.500%, 04/24/18(a)(d)	24,114,299	24,455,998
Pinnacle Foods Finance LLC, Term Loan E, 4.750%, 10/17/18(a)(d)	3,691,450	3,691,450
Wendy’s International, Inc., Term Loan B, 4.750%, 05/15/19(a)(d)	9,225,000	9,288,468

		87,180,656

Health Care (9.3%)
Alkermes, Inc., Term Loan A, 09/18/16(b)(c)(d)	3,640,000	3,640,000
Alkermes, Inc., Term Loan B, 09/18/19(b)(c)(d)	3,640,000	3,653,650
Aptalis Pharma, Inc., Term Loan B2, 5.500%, 02/10/17(a)(d)	9,606,725	9,576,752
Aptalis Pharma, Inc., Term Loan B, 5.500%, 02/10/17(a)(d)	10,697,062	10,687,007
Ardent Medical Services, Inc., 1st Lien Term Loan, 6.500%, 09/15/15(a)(d)	10,654,035	10,693,987
Bausch & Lomb, Inc., Term Loan B, 5.250%, 05/17/19(a)(d)	31,630,725	31,953,675

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)

Health Care—continued
Community Health Systems, Inc., Extended Term Loan, 3.862%-3.923%, 01/25/17(a)(d)	10,881,212	10,918,644
Convatec, Inc., Term Loan, 12/22/16(b)(c)(d)	8,709,339	8,718,832
DaVita, Inc., Term Loan B2, 09/02/19(b)(c)(d)	28,180,000	28,200,008
Drumm Investors LLC, Term Loan, 5.000%, 05/14/18(a)(d)	14,305,400	13,757,074
Harlan Sprague Dawley, Inc., Term Loan B, 3.830%, 07/11/14(a)(d)	4,712,734	4,453,533
HCA, Inc., Extended Term Loan B3, 3.466%, 05/01/18(a)(d)(e)	36,840,135	36,863,344
HCA, Inc., Extended Term Loan B2, 3.612%, 03/31/17(a)(d)	12,000,000	12,011,280
Hologic, Inc., Term Loan A, 3.216%, 08/01/17(a)(d)	4,815,000	4,804,455
Hologic, Inc., Term Loan B, 4.500%, 08/01/19(a)(d)	13,990,000	14,153,263
Iasis Healthcare LLC, Term Loan, 5.000%, 05/03/18(a)(d)(e)	21,394,847	21,421,590
Inc Research, Inc., Term Loan B, 7.000%, 07/12/18(a)(d)	21,932,375	22,096,868
Onex Carestream Finance LP, Term Loan B, 5.000%, 02/25/17(a)(d)	26,573,298	26,318,725
RPI Finance Trust, Term Loan Tranche 2, 4.000%, 05/09/18(a)(d)(e)	69,429,653	69,637,942
RPI Finance Trust, Incremental Tranche 2, 4.000%, 11/09/18(a)(d)	7,323,100	7,364,329
Universal Health Services, Inc., New Term Loan B, 3.750%, 11/15/16(a)(d)	5,605,921	5,614,330
Vanguard Health Holding Co. II LLC, Term Loan B, 5.000%, 01/29/16(a)(d)	7,332,928	7,362,259

	Shares or Principal Amount($)	Value($)

Health Care—continued
Warner Chilcott Co. LLC, New Term Loan B2, 4.250%, 03/05/18(a)(d)	2,216,973	2,218,370
Warner Chilcott Corp., Incremental Term Loan B1, 4.250%, 03/05/18(a)(d)	1,683,831	1,684,891
Warner Chilcott Corp., New Term Loan B1, 4.250%, 03/15/18(a)(d)	4,433,946	4,436,740
WC Luxco S.A.R.L., New Term Loan B3, 4.250%, 03/15/18(a)(d)	3,048,338	3,050,259

		375,291,807

Healthcare-Services (1.6%)
Kinetic Concepts, Inc., Term Loan B2, 6.500%, 11/04/16(a)(d)	7,428,863	7,461,253
Par Pharmaceutical Cos., Inc., Term Loan B, 09/30/19(b)(c)(d)	15,920,000	15,884,180
Regionalcare Hospital Partners, Inc., Term Loan B, 8.000%, 11/02/18(a)(d)	9,209,816	9,209,816
Truven Health Analytics, Inc., Term Loan B, 6.750%, 06/06/19(a)(d)	3,660,825	3,687,146
Valeant Pharmaceuticals International, Inc., Add-On Term Loan B, 4.750%, 02/13/19(a)(d)	9,248,525	9,271,646
Valeant Pharmaceuticals International, Inc., Series C, Tranche B, 09/27/19(b)(c)(d)	16,480,000	16,488,240
Valeant Pharmaceuticals International, Inc., Series D, Tranche B, 09/27/19(b)(c)(d)	4,550,000	4,559,965

		66,562,246

Information Technology (1.7%)
CDW LLC, Extended Term Loan, 4.000%, 07/14/17(a)(d)	17,811,421	17,544,250
Flexera Software, Inc., 1st Lien Term Loan, 7.500%, 09/29/17(a)(d)	4,248,300	4,255,395

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)

Information Technology—continued
Flextronics International Ltd., Delayed Draw A-1A Term Loan, 2.466%, 10/01/14(a)(d)	444,693	442,563
Flextronics International Ltd., Sr Term Loan Tranche A DD A-2, 2.466%, 10/01/14(a)(d)	737,870	734,336
Flextronics International Ltd., Term Loan A, 2.466%, 10/01/14(a)(d)	11,487,291	11,432,266
Presidio, Inc., New Term Loan B, 5.750%, 03/31/17(a)(d)	11,835,000	11,716,650
Shield Finance Co., S.A.R.L., New Term Loan B, 6.500%, 05/10/19(a)(d)	9,316,650	9,339,941
SS&C Technologies, Inc., Term Loan B-1, 5.000%, 06/07/19(a)(d)	6,133,864	6,187,536
SS&C Technologies, Inc., Term Loan B-2, 5.000%, 06/07/19(a)(d)	634,538	640,090
Verint Systems, Inc., Term Loan, 4.500%, 10/27/17(a)(d)	4,636,413	4,645,129

		66,938,156

Insurance (2.5%)
Asurion LLC, Term Loan B1, 4.750%, 07/18/17(a)(d)	4,000,000	4,007,520
Asurion LLC, New 1st Lien Term Loan, 5.500%, 05/24/18(a)(d)(e)	40,258,066	40,484,719
Asurion LLC, New 2nd Lien Term Loan, 9.000%, 05/24/19(a)(d)	2,184,713	2,255,716
CNO Financial Group, Inc., New Term Loan B1, 09/20/16(b)(c)(d)	9,440,000	9,454,160
CNO Financial Group, Inc., Term Loan B2, 09/20/18(b)(c)(d)	4,740,000	4,751,850
Lonestar Intermediate Super Holdings LLC, Term Loan B, 11.000%, 09/02/19(a)(d)	27,625,000	29,328,634

	Shares or Principal Amount($)	Value($)

Insurance—continued
Sedgwick CMS Holdings, Inc., New Term Loan, 5.000%, 12/30/16(a)(d)	6,912,384	6,916,532
USI Holdings Corp., New Incremental Term Loan, 5.750%, 05/05/14(a)(d)	1,860,337	1,860,337

		99,059,468

Lodging (1.2%)
Las Vegas Sands LLC, Term Loan B, 1.720%, 05/23/14(a)(d)	12,959,346	12,935,112
Las Vegas Sands LLC, Delayed Draw Term Loan, 1.720%, 05/23/14(a)(d)	2,626,264	2,621,352
Las Vegas Sands LLC, Extended Delayed Draw Term Loan 2, 2.720%, 11/23/15(a)(d)	3,971,895	3,952,035
Las Vegas Sands LLC, Extended Term Loan B, 2.720%, 11/23/16(a)(d)	14,344,297	14,272,576
Las Vegas Sands LLC, Extended Delayed Draw Term Loan, 2.720%, 11/23/16(a)(d)	2,882,991	2,868,575
Seminole Tribe of Florida, Delayed Draw Term Loan B1, 1.862%, 03/05/14(a)(d)	1,358,339	1,354,264
Seminole Tribe of Florida, Delayed Draw Term Loan B2, 1.862%, 03/05/14(a)(d)	7,044,112	7,022,980
Seminole Tribe of Florida, Delayed Draw Term Loan B3, 1.862%, 03/05/14(a)(d)	1,773,576	1,768,255

		46,795,149

Machinery Diversified (0.2%)
ACCO Brands Corp., New Term Loan B, 4.250%, 04/30/19(a)(d)	3,140,150	3,155,851
NACCO Materials Handling Group, Inc., Term Loan B, 5.000%, 05/02/17(a)(d)	6,519,500	6,478,753

		9,634,604

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)

Media (8.7%)
Alpha D2 Ltd., New Term Loan B, 5.750%, 04/28/17(a)(d)	14,352,875	14,478,463
CCO Holdings LLC, 3rd Lien Term Loan, 2.716%, 09/05/14(a)(d)(e)	38,974,084	38,838,844
Charter Communications Operating LLC, Extended Term Loan C, 3.470%, 09/06/16(a)(d)	7,579,879	7,585,260
Charter Communications Operating LLC, Term Loan D, 4.000%, 05/15/19(a)(d)	9,223,650	9,256,302
Clear Channel Communications, Inc., Term Loan A, 3.616%, 07/29/14(a)(d)	29,591,090	27,771,238
Clear Channel Communications, Inc., Term Loan B, 3.866%, 01/28/16(a)(d)	13,342,068	10,899,669
Clear Channel Communications, Inc., Term Loan C, 3.866%, 01/28/16(a)(d)	29,901,314	23,980,854
Clear Channel Communications, Inc., Delayed Draw Term Loan 2, 3.866%, 01/29/16(d)	882,437	711,836
Clear Channel Communications, Inc., Delayed Draw Term Loan 1, 3.882%, 01/29/16(d)	775,268	625,385
EMI Music Publishing Ltd., Term Loan B, 5.500%, 06/29/18(a)(d)	9,271,763	9,371,434
Getty Images, Inc., Term Loan B1, 3.966%, 11/02/15(a)(d)	3,617,250	3,614,754
Gray Television, Inc., Term Loan B, 3.740%, 12/31/14(a)(d)	29,976,803	29,911,154
Mediacom Broadband LLC, Tranche F Term Loan, 4.500%, 10/23/17(a)(d)	4,550,263	4,519,912

	Shares or Principal Amount($)	Value($)

Media—continued
Mediacom Communications Corp., Term Loan G, 4.000%, 01/08/20(a)(d)	26,320,000	26,056,800
Radio One, Inc., Term Loan B, 7.500%, 03/31/16(a)(d)	11,861,293	11,905,773
San Juan Cable Holdings LLC, New Term Loan B, 6.000%, 06/09/17(a)(d)	7,213,688	7,191,181
San Juan Cable Holdings LLC, New 2nd Lien Term Loan, 10.000%, 06/08/18(a)(d)	11,745,000	11,818,406
Summit Entertainment LLC, Term Loan B, 6.750%, 09/07/16(a)(d)	11,341,171	11,312,818
Syniverse Holdings, Inc., New Term Loan, 5.000%, 04/23/19(a)(d)	13,705,650	13,722,782
Tribune Co., Term Loan B, 0.000%, 06/04/14(a)(d)(g)(h)	7,000,000	5,283,250
Univision Communications, Inc., Initial Term Loan, 2.216%, 09/29/14(a)(b)(d)	14,218,455	14,165,136
Univision Communications, Inc., Extended Term Loan, 4.466%, 03/31/17(a)(d)	4,420,980	4,363,507
Van Wagner Communications LLC, Term Loan, 8.250%, 08/03/18(a)(d)	14,045,000	14,194,298
Village Roadshow Ltd., Term Loan A2, 5.500%, 05/27/15(a)(f)	31,491,874	31,295,049
Weather Channel, New Term Loan B, 4.250%, 02/13/17(a)(d)	3,908,932	3,928,477
WideOpenWest Finance LLC, Term Loan, 6.250%, 07/17/18(a)(d)	12,977,475	13,071,562

		349,874,144

Metals (0.9%)
Arch Coal, Inc., Term Loan B, 5.750%, 05/16/18(a)(d)	10,933,913	11,007,716

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)

Metals—continued
Essar Steel Algoma, ABL Term Loan, 8.750%, 09/12/14(a)(d)	5,460,000	5,473,650
Schaeffler AG, Term Loan C2, 6.000%, 01/27/17(a)(d)	21,655,000	21,858,124

		38,339,490

Mining (0.7%)
American Rock Salt Holdings LLC, Term Loan, 5.500%, 04/25/17(a)(d)	3,468,946	3,409,974
Fortescue Metals Group, Bridge Facility, 09/18/17(b)(c)(d)	7,000,000	7,000,000
Novelis, Inc., Term Loan, 4.000%, 03/10/17(a)(d)	17,275,442	17,262,486

		27,672,460

Miscellaneous Manufacturer (0.8%)
Clarke American Corp., Non Extended Term Loan B1, 2.716%, 06/30/14(a)(d)	3,856,532	3,639,602
Manitowoc Co., Inc. (The), New Term Loan B, 4.250%, 11/13/17(a)(d)	3,710,100	3,730,988
Sensata Technologies Finance Co. LLC, Term Loan, 4.000%, 05/11/18(a)(d)	15,044,563	15,100,980
Wabash National Corp., Term Loan B, 6.000%, 05/02/19(a)(d)	10,124,636	10,225,882

		32,697,452

Oil & Gas (4.4%)
Citgo Petroleum Corp., Term Loan B, 8.000%, 06/24/15(a)(d)	2,022,857	2,034,650
Citgo Petroleum Corp., Term Loan C, 9.000%, 06/23/17(a)(d)	3,910,000	3,968,650
Energy Transfer Equity, L.P., New Term Loan B, 3.750%, 03/24/17(a)(d)(e)	71,975,000	71,923,898
Frac Tech International LLC, Term Loan B, 6.250%-8.500%, 05/06/16(a)(d)(e)	27,067,896	26,033,632

	Shares or Principal Amount($)	Value($)

Oil & Gas—continued
MEG Energy Corp., New Term Loan B, 4.000%, 03/16/18(a)(d)	25,819,200	25,891,752
Obsidian Holdings LLC, Tranche A, 6.750%, 11/02/15(a)(d)	2,716,288	2,689,125
Obsidian Natural Gas Trust, Term Loan, 7.000%, 11/02/15(a)(d)	26,296,870	26,296,870
Plains Exploration & Production, Bridge Term Loan, 09/14/13(b)(c)(d)	19,025,000	19,025,000
TPF Generation Holdings LLC, Synthetic Letter of Credit, 2.262%, 12/13/13(a)(d)	1,230,023	1,223,873

		179,087,450

Packaging & Containers (0.9%)
Berry Plastics Holding Corp., Term Loan C, 2.216%, 04/03/15(a)(d)	11,631,888	11,551,162
Consolidated Container Co. LLC, New Term Loan, 6.250%, 07/03/19(a)(d)	4,590,000	4,638,792
Reynolds Group Holdings, Inc., New Dollar Term Loan, 09/20/18(b)(c)(d)	18,500,000	18,559,385

		34,749,339

Real Estate (6.1%)
CB Richard Ellis Services, Inc., Term Loan A, 2.467%-4.500%, 11/07/15(a)(d)	17,386,667	17,364,933
CB Richard Ellis Services, Inc., Term Loan C, 3.466%, 03/05/18(a)(d)	30,508,813	30,508,813
CB Richard Ellis Services, Inc., Term Loan D, 3.721%, 09/04/19(a)(d)(e)	53,338,775	53,316,373
Grizzly Ventures LLC, Term Loan B, 3.228%, 12/02/14(a)(d)	17,377,667	17,377,667
Istar Financial, Inc., Term Loan A1, 5.000%, 06/28/13(a)(d)(e)	37,222,483	37,276,827

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)

Real Estate—continued
Istar Financial, Inc., Add on Term Loan A1, 5.250%, 03/18/16(a)(d)	46,656,653	46,808,288
Istar Financial, Inc., Term Loan A2, 7.000%, 06/30/14(a)(d)	17,600,000	17,570,608
Istar Financial, Inc., Add on Term Loan A2, 7.000%, 03/17/17(a)(d)	4,635,000	4,704,525
Mattamy Funding Partnership, Term Loan B, 2.688%, 04/11/13(a)(d)	2,839,010	2,814,169
Realogy Corp., Letter of Credit, 3.246%, 10/10/13(a)(d)	185,736	179,390
Realogy Corp., Extended Letter of Credit, 4.464%, 10/10/16(a)(b)(d)	1,442,967	1,423,126
Realogy Corp., Extended Term Loan, 4.478%, 10/10/16(a)(b)(d)	17,090,759	16,855,761

		246,200,480

Retail (4.3%)
Ascena Retail Group, Inc., Term Loan B, 4.750%, 06/14/18(a)(d)	5,491,238	5,518,694
BJ’s Wholesale Club, Inc., New 1st Lien Term Loan, 09/20/19(b)(c)(d)	4,550,000	4,567,062
Capital Automotive L.P., New Term Loan B, 5.250%, 03/10/17(a)(d)(e)	56,959,068	57,291,139
Evergreen Acqco 1 LP, Term Loan B, 6.250%, 07/09/19(a)(c)(d)	5,576,025	5,623,087
Gymboree Corp. (The), Initial Term Loan, 5.000%, 02/23/18(a)(d)	2,795,807	2,721,969
Harbor Freight Tools USA, Inc., Term Loan B, 5.500%, 11/14/17(a)(d)	4,575,000	4,591,195
HMK Intermediate Holdings LLC, Term Loan, 7.250%, 03/29/19(a)(d)	9,223,650	9,246,709
J Crew Group, Inc., New Term Loan B, 4.750%, 03/07/18(a)(d)	7,332,809	7,306,631

	Shares or Principal Amount($)	Value($)

Retail—continued
Jo-Ann Stores, Inc., Term Loan, 4.750%, 03/16/18(a)(d)	9,807,162	9,807,162
Leslie’s Poolmart, Inc., Term Loan B, 4.500%, 11/21/16(a)(d)	3,732,722	3,707,079
Lord & Taylor Holdings LLC, Term Loan B, 5.750%-6.750%, 01/11/19(a)(d)	2,849,934	2,865,381
NBTY, Inc., Term Loan B1, 4.250%, 10/02/17(a)(d)	9,075,518	9,105,467
Party City Holdings, Inc., New Term Loan B, 5.750%, 07/26/19(a)(d)	14,045,000	14,210,029
Petco Animal Supplies, Inc., New Term Loan, 4.500%, 11/24/17(a)(d)	12,669,600	12,709,256
Pilot Travel Centers LLC, Term Loan B2 Add-On, 4.250%, 08/07/19(a)(d)	5,600,000	5,635,000
Toys ‘R’ Us-Delaware, Inc., Term Loan B3, 5.250%, 05/28/18(a)(b)(d)	15,768,988	15,473,319
Wilton Brands, LLC, Term Loan B, 7.500%, 08/30/18(a)(d)	4,595,000	4,617,975

		174,997,154

Semiconductors (0.6%)
Freescale Semiconductor, Inc., Extended Term Loan B, 4.481%, 12/01/16(a)(d)	13,507,817	13,178,632
Microsemi Corp., Repriced Term Loan, 4.000%, 02/02/18(a)(d)	6,145,772	6,176,501
Semtech Corp., Term Loan B, 4.250%, 03/20/17(a)(d)	3,710,700	3,729,253

		23,084,386

Software (0.5%)
Genesys Telecom Holdings, U.S., Inc., Term Loan B, 6.750%, 01/31/19(a)(d)	6,636,650	6,714,630
Sophia, L.P., Term Loan B, 6.250%, 07/19/18(a)(d)	10,467,766	10,580,295

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)

Software—continued
VeriFone, Inc., New Term Loan B, 4.250%, 12/28/18(a)(d)	1,491,022	1,488,040

		18,782,965

Telecommunication Services (14.3%)
Airvana, Inc., Term Loan B, 10.000%, 03/25/15(a)(d)	2,587,337	2,588,424
Atlantic Broadband Finance LLC, 1st Lien Term Loan, 5.250%, 04/04/19(a)(d)	6,119,663	6,124,007
Atlantic Broadband Finance LLC, 2nd Lien Term Loan, 9.750%, 10/04/19(a)(d)	3,725,000	3,884,244
Atlantic Broadband Finance, LLC, New Term Loan B, 09/20/19(b)(c)(d)	3,315,000	3,339,862
Avaya, Inc., Non Extended Term Loan B1, 3.177%, 10/24/14(a)(d)	16,169,984	15,681,974
BBHI Acquisition LLC, Term Loan B, 4.500%, 12/14/17(a)(d)	4,851,168	4,869,360
Cequel Communications LLC, Bridge Term Loan, 08/15/13(b)(c)(d)	18,175,000	18,175,000
Cequel Communications LLC, Term Loan B, 4.000%-5.250%, 02/14/19(a)(b)(d)	38,834,451	38,963,770
Crown Castle International Corp., Term Loan B, 4.000%, 01/31/19(a)(d)	22,157,368	22,182,849
CSC Holdings, Inc., Extended Term Loan A4, 2.467%, 12/30/16(a)(d)	9,590,000	9,554,037
Cumulus Media Holdings, Inc., 2nd Lien Term Loan, 7.500%, 09/16/19(a)(b)(d)	8,830,000	8,909,470
Cumulus Media, Inc., First Lien Term Loan, 5.750%, 09/17/18(a)(d)(e)	37,332,475	37,488,152

	Shares or Principal Amount($)	Value($)

Telecommunication Services—continued
Entercom Radio LLC, Term Loan B, 6.250%, 11/23/18(a)(d)	4,350,407	4,388,473
High Plains Broadcasting Operating Co. LLC, Term Loan, 09/14/16(b)(c)(d)	397,111	397,858
Integra Telecom, Inc., New Term Loan B, 9.250%, 04/15/15(a)(d)	10,160,294	10,101,059
Intelsat Jackson Holdings Ltd., Term Loan B1, 04/02/18(b)(c)(d)	59,601,701	59,769,181
Intelsat Jackson Holdings Ltd., Term Loan, 3.221%, 02/03/14(a)(d)	21,765,000	21,601,762
Intelsat Jackson Holdings S.A., Tranche B Term Loan, 5.250%, 04/02/18(a)(d)(e)	54,232,132	54,266,298
Kabel Deutschland GMBH, Term Loan F, 4.250%, 02/01/19(a)(d)	17,285,000	17,313,866
Level 3 Financing, Inc., Term Loan, 08/01/19(b)(c)(d)	74,405,000	74,405,000
Level 3 Financing, Inc., Term Loan B, 5.250%, 08/01/19(a)(d)	29,765,000	29,895,371
Level 3 Financing, Inc., Term Loan B3, 5.750%, 08/31/18(a)(d)	23,675,000	23,665,056
Level 3 Financing, Inc., Term Loan B2, 5.750%, 09/03/18(a)(d)(e)	45,190,000	45,171,020
LIN Television Corp., Unsecured Bridge Loan, 05/03/13(b)(c)(d)	19,075,000	19,265,750
LIN Television Corp., Term Loan B, 5.000%, 12/21/18(a)(d)	5,701,913	5,758,932
Local TV Finance LLC, Term Loan B, 2.220%, 05/07/13(a)(d)	203,188	202,099
MetroPCS Wireless, Inc., New Term Loan B3, 4.000%, 03/16/18(a)(d)	13,903,612	13,890,543
Newport Television LLC, Term Loan B, 09/14/16(b)(c)(d)	1,436,560	1,439,261

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)

Telecommunication Services—continued
Telx Group, Inc., Term Loan B, 7.750%, 09/25/17(a)(d)	8,370,374	8,398,248
UPC Financing Partnership, Term Loan T, 3.731%, 12/30/16(a)(d)	220,210	219,292
UPC Financing Partnership, New Term Loan, 4.750%, 12/29/17(a)(d)	17,710,000	17,780,840

		579,691,058

Telecommunications (3.7%)
Lightsquared L.P., Term Loan B, 0.000%, 10/01/14(a)(d)(g)(h)	7,236,851	5,002,473
SBA Finance, Add on Term Loan, 09/20/19(b)(c)(d)	4,650,000	4,663,578
Vodafone Americas Finance 2, PIK Term Loan B, 6.250%, 07/11/16(a)(f)	47,906,719	49,343,920
Vodafone Americas Finance 2, PIK Term Loan, 6.875%, 08/11/15(a)(f)	21,945,923	22,604,301
Windstream Corp., Term Loan B3, 4.000%, 08/08/19(a)(d)	5,586,000	5,602,982
Zayo Bandwidth LLC, Term Loan B, 7.125%, 07/02/19(a)(d)	62,134,275	62,639,427

		149,856,681

Textiles (0.1%)
Warnaco, Inc., Term Loan, 3.750%, 06/15/18(a)(d)	4,365,321	4,365,321

Transportation (0.6%)
August LuxUK Holding Co., S.A.R.L., Luxco Term Loan, 6.250%, 04/27/18(a)(d)	2,631,065	2,657,376
August LuxUK Holding Co., S.A.R.L., Luxco 2nd Lien Term Loan, 10.500%, 04/29/19(a)(d)	1,130,000	1,132,825

	Shares or Principal Amount($)	Value($)

Transportation—continued
August U.S. Holding Co., Inc., Term Loan B, 6.250%, 04/27/18(a)(d)	2,023,935	2,044,174
August U.S. Holding Co., Inc., 2nd Lien Term Loan, 10.500%, 04/29/19(a)(d)	870,000	872,175
Avis Budget Car Rental LLC, Add on Term Loan C, 03/15/19(b)(c)(d)	2,870,000	2,898,700
Avis Budget Car Rental LLC, Term Loan C, 4.250%, 03/13/19(a)(d)	6,472,475	6,521,018
Avis Budget Car Rental LLC, Incremental Term Loan, 6.250%, 09/21/18(a)(d)	1,999,325	2,008,322
Goodyear Tire & Rubber Co. (The), New 2nd Lien Term Loan, 4.750%, 04/30/19(a)(d)	7,665,000	7,732,069

		25,866,659

Utilities (1.8%)
AES Corp., New Term Loan, 4.250%, 06/01/18(a)(d)	26,381,900	26,502,729
Astoria Generating Co. Acquisitions LLC, 2nd Lien Term Loan C, 3.970%, 08/23/13(a)(d)	24,890,000	24,475,084
Astoria Generating Co. Acquisitions LLC, Term Loan B, 4.970%, 02/23/13(a)(d)	4,661,853	4,648,520
NGPL PipeCo LLC, Term Loan B, 6.750%, 09/15/17(a)(d)	18,755,000	19,091,090

		74,717,423

Total Bank Loans (Cost $3,839,320,173)		3,868,935,250

Corporate Bonds (4.0%)
Auto Manufacturers (0.0%)(i)
General Motors Co. Escrow, 7.200%(a)(f)(g)(j)(k)	10,000,000	—
General Motors Co. Escrow, 8.375%(a)(f)(g)(j)(k)	10,000,000	—

		—

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)

Commercial Services (0.0%)(i)
Lender Processing Services, Inc., 5.750%, 04/15/23(b)	395,000	395,000

Electric (1.0%)
General Cable Corp., 2.735%, 04/01/15(a)(e)	5,133,000	4,979,010
Glenn Pool Oil & Gas Trust, 6.000%, 08/02/21(d)	36,519,425	37,158,515

		42,137,525

Healthcare-Products (0.0%)(i)
Biomet, Inc., 6.500%, 08/01/20(b)(d)	275,000	284,969
DJO Finance LLC/DJO Finance Corp., 9.875%, 04/15/18(b)(d)	305,000	301,187

		586,156

Holding Companies-Divers (0.1%)
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.125%, 09/01/20(b)(d)	2,195,000	2,255,362

Insurance (0.1%)
MBIA, Inc., 5.700%, 12/01/34	8,285,000	5,219,550

Internet (0.1%)
Zayo Escrow Corp., 8.125%, 01/01/20	1,475,000	1,611,437
Zayo Escrow Corp., 10.125%, 07/01/20	2,365,000	2,613,325

		4,224,762

Leisure Time (0.0%)(i)
Sabre, Inc., 8.500%, 05/15/19(d)	195,000	200,363

Mining (0.0%)(i)
Inmet Mining Corp., 8.750%, 06/01/20(d)	1,405,000	1,454,175

Pipelines (0.1%)
Atlas Pipeline Partners LP, 8.750%, 06/15/18(e)	3,855,000	4,144,125

Telecommunication Services (2.6%)
Cricket Communications, Inc., 7.750%, 05/15/16(e)	3,000,000	3,165,000
Integra Telecom, Inc., 10.750%, 04/15/16(d)	280,000	286,300

	Shares or Principal Amount($)	Value($)

Telecommunication Services—continued
Intelsat Bermuda Ltd., 11.250%, 02/04/17(e)	860,000	909,450
Intelsat Bermuda Ltd. PIK, 11.500%, 02/04/17(e)	25,645,017	27,183,718
Intelsat Jackson Holdings SA, 7.250%, 10/15/20(d)	3,750,000	4,031,250
Intelsat Jackson Holdings SA, 7.500%, 04/01/21	1,250,000	1,353,125
iPCS, Inc., 2.570%, 05/01/13(a)(e)	10,318,000	10,266,410
Level 3 Financing, Inc., 4.469%, 02/15/15(a)	500,000	498,750
Level 3 Financing, Inc., 8.125%, 07/01/19	4,065,000	4,319,063
Level 3 Financing, Inc., 10.000%, 02/01/18(e)	3,440,000	3,827,000
Satmex Escrow, 9.500%, 05/15/17	1,000,000	1,057,500
Satmex Escrow SA de CV, 9.500%, 05/15/17	5,000,000	5,287,500
Sprint Capital Corp., 6.875%, 11/15/28	2,000,000	1,840,000
Sprint Capital Corp., 8.750%, 03/15/32(e)	1,700,000	1,759,500
Sprint Nextel Corp., 7.000%, 03/01/20(d)	265,000	296,800
Sprint Nextel Corp., 7.000%, 08/15/20	5,680,000	5,907,200
Sprint Nextel Corp., 11.500%, 11/15/21	2,280,000	2,855,700
Trilogy International Partners LLC, 10.250%, 08/15/16(d)	7,958,000	6,485,770
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17(d)	9,496,436	7,256,596
Wind Acquisition Finance SA, 7.250%, 02/15/18(d)	9,940,000	9,443,000
Windstream Holding of the Midwest, Inc., 6.750%, 04/01/28(e)	4,750,000	4,999,978

		103,029,610

Total Corporate Bonds (Cost $162,587,636)		163,646,628

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix Floating Rate High Income Fund — concluded

	Shares or Principal Amount($)	Value($)

Preferred Stock (0.1%)
Diversified Financial Services (0.1%)
GMAC Capital Trust I, Series 2, 8.125%(a)	94,025	2,360,968

Total Preferred Stock (Cost $2,350,625)		2,360,968

Trust (0.0%)(i)
Auto Manufacturers (0.0%)(i)
Motors Liquidation Co. GUC Trust*(g)	20,477	344,014

Total Trust (Cost $120,178)		344,014

Money Market Fund (12.0%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.05%(l)	487,235,760	487,235,760

Total Money Market Fund (Cost $487,235,760)		487,235,760

Total Investments (Cost $4,491,614,372) — 111.8%		4,522,522,620
Liabilities in excess of other assets — (11.8)%		(478,959,554)

Net Assets — 100.0%		$4,043,563,066

*	Non-income producing security.

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2012.

(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(c)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 94.0% of net assets as of September 30, 2012.

(e)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(f)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

(g)	Security is in default.

(h)	Bankrupt issuer.

(i)	Less than 0.05% of Net Assets.

(j)	Security is perpetual in nature and has no stated maturity.

(k)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)).

(l)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

Investment Abbreviations

LP	—	Limited Partnership
PIK	—	Payment in-kind

As of September 30, 2012, the Fund had the following unfunded loan commitments:

Borrower	Unfunded Commitments	Unrealized Depreciation
Brand Energy & Infrastructure Services, Inc.	$7,500,000	$(114,604)

The commitments are available until the maturity date of the respective security.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix High Yield Fund

	Shares or Principal Amount($)	Value($)

Bank Loans (6.8%)
Aerospace/Defense (0.3%)
DigitalGlobe, Inc., Term Loan B, 5.750%, 10/07/18(a)(b)	6,397,769	6,403,783

Commercial Services (0.5%)
Hertz Corp., (The), Unsecured Bridge Loan, 08/26/13(a)(b)(c)(d)	5,715,000	5,715,000
Walter Energy, Inc., Term Loan B, 4.000%, 04/02/18(a)(b)	6,079,318	6,045,152

		11,760,152

Energy (0.8%)
Chesapeake Energy Corp., Unsecured Term Loan, 8.500%, 12/01/17(a)(b)	17,620,000	17,664,931

Health Care (0.0%)(e)
Community Health Systems, Inc., Extended Term Loan, 3.862%-3.923%, 01/25/17(a)(b)	845,273	848,181

Information Technology (0.4%)
CDW LLC, Extended Term Loan, 4.000%, 07/14/17(b)(c)	9,775,000	9,628,375

Insurance (0.1%)
Asurion LLC, New 1st Lien Term Loan, 5.500%, 05/24/18(a)(b)	1,380,000	1,387,769

Media (0.2%)
Charter Communications Operating LLC, Term Loan D, 4.000%, 05/15/19(a)(b)	4,716,300	4,732,996

Mining (1.1%)
Fortescue Metals Group, Bridge Facility, 09/18/17(a)(b)(c)(d)	22,675,000	22,675,000

Oil & Gas (1.0%)
Energy Transfer Equity, L.P., New Term Loan B, 3.750%, 03/24/17(a)(b)	10,890,000	10,882,268
Frac Tech International LLC, Term Loan B, 6.250%-8.500%, 05/06/16(a)(b)	1,330,188	1,279,362

	Shares or Principal Amount($)	Value($)

Oil & Gas—continued
Plains Exploration & Production, Bridge Term Loan, 09/14/13(a)(b)(c)(d)	9,600,000	9,600,000

		21,761,630

Real Estate (0.2%)
Istar Financial, Inc., Add on Term Loan A1, 5.250%, 03/18/16(a)(b)	3,543,754	3,555,271

Semiconductors (0.2%)
Freescale Semiconductor, Inc., Extended Term Loan B, 4.480%, 12/01/16(b)	3,710,000	3,619,587

Telecommunication Services (2.0%)
Avaya, Inc., Non Extended Term Loan B1, 3.177%, 10/24/14(b)	5,351,641	5,190,129
Cequel Communications LLC, Bridge Term Loan, 08/15/13(a)(b)(c)(d)	8,475,000	8,475,000
Cequel Communications LLC, Term Loan B, 4.000%-5.250%, 02/14/19(a)(b)	11,999,700	12,039,659
Crown Castle International Corp., Term Loan B, 4.000%, 01/31/19(b)	5,969,925	5,976,790
Intelsat Jackson Holdings S.A., Tranche B Term Loan, 5.250%, 04/02/18(a)(b)	2,962,500	2,964,366
Level 3 Financing, Inc., Term Loan B, 5.250%, 08/01/19(a)(b)	6,605,000	6,633,930
Level 3 Financing, Inc., Term Loan B3, 5.750%, 08/31/18(a)(b)	1,000,000	999,580

		42,279,454

Total Bank Loans (Cost $145,563,344)		146,317,129

Corporate Bonds (87.6%)
Advertising (0.2%)
Affinion Group, Inc., 7.875%, 12/15/18	5,435,000	4,443,113

Aerospace/Defense (1.3%)
BE Aerospace, Inc., 5.250%, 04/01/22	8,630,000	8,975,200

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)

Aerospace/Defense—continued
Ducommun, Inc., 9.750%, 07/15/18	3,230,000	3,407,650
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17	3,970,000	4,287,600
Spirit AeroSystems, Inc., 6.750%, 12/15/20	4,945,000	5,390,050
Spirit AeroSystems, Inc., 7.500%, 10/01/17	1,525,000	1,658,437
Triumph Group, Inc., 8.000%, 11/15/17	2,770,000	3,019,300

		26,738,237

Airlines (1.2%)
Air Canada, Inc., 9.250%, 08/01/15(b)(f)	11,740,000	12,209,600
Continental Airlines Pass Thru Certificate, Series 2012-B, C1 B, 6.250%, 10/22/21	1,960,000	2,028,600
Delta Air Lines, Inc., 9.500%, 09/15/14(b)	7,777,000	8,165,850
Delta Air Lines, Inc., 12.250%, 03/15/15(b)(f)	3,610,000	3,916,850

		26,320,900

Apparel (0.2%)
Wolverine World Wide, Inc., 6.125%, 10/15/20(b)(c)	4,100,000	4,223,000

Auto Parts & Equipment (0.5%)
AFFINIA Group, Inc., 10.750%, 08/15/16(b)	1,648,000	1,786,020
Cooper-Standard Automotive, Inc., 8.500%, 05/01/18	8,893,000	9,626,673

		11,412,693

Banks (5.4%)
Ally Financial, Inc., 4.625%, 06/26/15	5,000,000	5,127,485
Ally Financial, Inc., 5.500%, 02/15/17(g)	3,625,000	3,789,151
Ally Financial, Inc., 7.500%, 09/15/20(g)	13,841,000	15,882,547
Ally Financial, Inc., 8.000%, 11/01/31	13,755,000	16,038,330
Ally Financial, Inc., 8.300%, 02/12/15	2,202,000	2,438,715
CIT Group, Inc., 4.250%, 08/15/17	7,205,000	7,477,479

	Shares or Principal Amount($)	Value($)

Banks—continued
CIT Group, Inc., 4.750%, 02/15/15(b)	7,670,000	7,995,975
CIT Group, Inc., 5.000%, 05/15/17	6,425,000	6,858,688
CIT Group, Inc., 5.250%, 03/15/18	3,540,000	3,796,650
CIT Group, Inc., 6.625%, 04/01/18(b)	6,630,000	7,525,050
HBOS PLC, 6.000%, 11/01/33(b)	4,025,000	3,415,816
Lloyds Banking Group PLC, 6.267%(a)(b)(f)(h)	5,045,000	3,380,150
Lloyds Banking Group PLC, 6.413%(a)(b)(h)	4,410,000	3,594,150
Lloyds Banking Group PLC, 6.657%(a)(b)(h)	4,210,000	3,452,200
Provident Funding Associates LP / PFG Finance Corp., 10.125%, 02/15/19(b)	2,685,000	2,765,550
Provident Funding Association LP, 10.250%, 04/15/17(b)	3,455,000	3,714,125
RBS Capital Trust II, 6.425%(a)(h)	4,145,000	3,398,900
Regions Bank, 6.450%, 06/26/37	2,825,000	2,881,500
Regions Bank, 7.500%, 05/15/18	2,050,000	2,419,000
Regions Financial Corp., 5.750%, 06/15/15	6,026,000	6,470,297
Royal Bank of Scotland Group PLC, 7.648%,(a)(h)	2,075,000	2,012,750
Royal Bank of Scotland Group PLC, Series U, 7.640%(a)(h)	800,000	654,000

		115,088,508

Beverages (0.1%)
Cott Beverages, Inc., 8.125%, 09/01/18	1,500,000	1,666,875

Building Materials (1.4%)
Building Materials Corp. of America, 6.750%, 05/01/21(b)	2,885,000	3,159,075

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)

Building Materials—continued
Masco Corp., 5.950%, 03/15/22	5,540,000	6,069,125
USG Corp., 8.375%, 10/15/18(b)(f)	11,650,000	12,640,250
USG Corp., 9.750%, 08/01/14(b)	5,845,000	6,458,725
USG Corp., 9.750%, 01/15/18	1,715,000	1,852,200

		30,179,375

Chemicals (1.5%)
Huntsman International LLC, 5.500%, 06/30/16(f)	2,505,000	2,517,525
Huntsman International LLC, 8.625%, 03/15/21(f)	1,055,000	1,207,975
Ineos Finance PLC, 7.500%, 05/01/20(b)	4,100,000	4,161,500
Ineos Finance PLC, 9.000%, 05/15/15(b)	1,775,000	1,877,063
Kinove German Bondco GmbH, 9.625%, 06/15/18(b)	3,647,000	3,993,465
LyondellBasell Industries, 6.000%, 11/15/21	2,025,000	2,308,500
Nova Chemicals Corp., 8.625%, 11/01/19	2,845,000	3,229,075
Nufarm Australia Ltd., 6.375%, 10/15/19(b)(c)	3,865,000	3,865,000
Oxea Finance & Cy SCA, 9.500%, 07/15/17(b)	2,405,000	2,627,462
Rain CII Carbon LLC, 8.000%, 12/01/18(b)	4,610,000	4,702,200
TPC Group LLC, 8.250%, 10/01/17	2,000,000	2,160,000

		32,649,765

Coal (0.7%)
Arch Coal, Inc., 7.000%, 06/15/19(f)	9,075,000	7,623,000
Arch Coal, Inc., 7.250%, 06/15/21(f)	865,000	722,275
Peabody Energy Corp., 6.250%, 11/15/21(b)(f)	6,780,000	6,746,100

		15,091,375

Commercial Services (4.5%)
Avis Budget Car Rental LLC, 9.625%, 03/15/18	3,855,000	4,279,050

	Shares or Principal Amount($)	Value($)

Commercial Services—continued
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19	4,945,000	5,383,869
Cenveo Corp., 8.875%, 02/01/18(f)	3,095,000	2,932,513
Harland Clarke Holdings Corp., 9.750%, 08/01/18(b)	7,395,000	7,062,225
Hertz Corp., 7.500%, 10/15/18	2,580,000	2,786,400
Iron Mountain, Inc., 7.750%, 10/01/19	4,135,000	4,651,875
Iron Mountain, Inc., 8.000%, 06/15/20	1,515,000	1,611,581
Lender Processing Services, Inc., 5.750%, 04/15/23(c)	9,060,000	9,060,000
Live Nation Entertainment, Inc., 7.000%, 09/01/20(b)	2,475,000	2,574,000
Live Nation Entertainment, Inc., 8.125%, 05/15/18(b)	3,465,000	3,724,875
National Money Mart Co., 10.375%, 12/15/16	4,175,000	4,665,562
Prospect Medical Holdings, Inc., 8.375%, 05/01/19(b)	8,315,000	8,813,900
ServiceMaster Co., 8.000%, 02/15/20	11,365,000	12,046,900
Speedy Cash, Inc., 10.750%, 05/15/18(b)(f)	4,986,000	5,260,230
United Rentals NA, Inc., 9.250%, 12/15/19(g)	2,616,000	2,949,540
UR Financing Escrow Corp., 7.375%, 05/15/20(b)(g)	5,605,000	6,025,375
UR Financing Escrow Corp., 7.625%, 04/15/22(b)(g)	11,110,000	12,165,450

		95,993,345

Computers (1.1%)
j2 Global, Inc., 8.000%, 08/01/20(b)	5,565,000	5,620,650
NCR Corp., 5.000%, 07/15/22(b)	5,095,000	5,145,950
Seagate HDD Cayman, 6.875%, 05/01/20	1,610,000	1,716,662

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)

Computers—continued
Seagate HDD Cayman, 7.000%, 11/01/21	1,845,000	1,974,150
Seagate HDD Cayman, 7.750%, 12/15/18	2,500,000	2,762,500
Seagate Technology International Co. Ltd., 10.000%, 05/01/14(b)	532,000	583,870
SunGard Data Systems, Inc., 7.375%, 11/15/18	1,375,000	1,474,688
SunGard Data Systems, Inc., 7.625%, 11/15/20	3,490,000	3,786,650

		23,065,120

Cosmetics/Personal Care (0.4%)
Revlon Consumer Products Corp., 9.750%, 11/15/15	7,065,000	7,471,238

Diversified Financial Services (3.8%)
Aircastle Ltd., 6.750%, 04/15/17	9,270,000	9,988,425
Aircastle Ltd., 7.625%, 04/15/20	9,545,000	10,571,087
Aircastle Ltd., 9.750%, 08/01/18	3,200,000	3,648,000
CNG Holdings, Inc., 9.375%, 05/15/20(b)	5,565,000	5,718,037
Community Choice Financial, Inc., 10.750%, 05/01/19(b)	3,970,000	3,870,750
General Motors Financial Co., Inc., 6.750%, 06/01/18	3,290,000	3,661,342
Icahn Enterprises Finance Corp., 8.000%, 01/15/18	6,320,000	6,778,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.750%, 01/15/16	2,195,000	2,288,288
ILFC E-Capital Trust I, 4.520%, 12/21/65(a)(b)	12,420,000	8,445,600
ILFC E-Capital Trust II, 6.250%, 12/21/65(a)(b)	2,490,000	1,967,100
International Lease Finance Corp., 6.250%, 05/15/19	945,000	1,015,875
International Lease Finance Corp., 8.625%, 09/15/15	2,230,000	2,539,413

	Shares or Principal Amount($)	Value($)

Diversified Financial Services—continued
International Lease Finance Corp., 5.650%, 06/01/14, MTN	1,320,000	1,382,832
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/01/20(b)	6,615,000	6,730,762
Nationstar Mortgage LLC/Nationstar Capital Corp., 9.625%, 05/01/19(b)	2,950,000	3,208,125
Nationstar Mortgage LLC/Nationstar Capital Corp., 9.625%, 05/01/19(b)	2,965,000	3,239,263
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.875%, 03/15/22(b)	1,030,000	1,102,100
SquareTwo Financial Corp., 11.625%, 04/01/17(f)	5,570,000	4,929,450

		81,084,649

Electric (3.9%)
AES Corp. (The), 7.750%, 10/15/15	485,000	548,050
AES Corp. (The), 8.000%, 10/15/17	4,225,000	4,879,875
AES Corp. (The), 9.750%, 04/15/16	2,750,000	3,286,250
AES Ironwood LLC, 8.857%, 11/30/25	3,084,807	3,547,529
Calpine Corp., 7.500%, 02/15/21(b)	4,600,000	4,968,000
Calpine Corp., 7.875%, 01/15/23(b)	6,310,000	6,972,550
Energy Future Holdings Corp., 10.000%, 01/15/20	9,370,000	10,330,425
GenOn Energy, Inc., 9.500%, 10/15/18	490,000	556,150
GenOn Energy, Inc., 9.875%, 10/15/20(f)	11,324,000	12,569,640
Midwest Generation LLC, Series B, 8.560%, 01/02/16	6,686,903	6,085,081
NRG Energy, Inc., 7.625%, 01/15/18	2,135,000	2,311,138

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)

Electric—continued
NRG Energy, Inc., 7.625%, 05/15/19	10,180,000	10,790,800
NRG Energy, Inc., 7.875%, 05/15/21	4,955,000	5,388,562
NRG Energy, Inc., 8.250%, 09/01/20	2,000,000	2,180,000
NRG Energy, Inc., 8.500%, 06/15/19(f)	2,935,000	3,169,800
Texas Competitive Electric Holdings Co. LLC, 11.500%, 10/01/20(b)(f)	6,390,000	5,000,175

		82,584,025

Electrical Components & Equipment (0.2%)
General Cable Corp., 5.750%, 10/01/22(b)	4,605,000	4,674,075

Electronics (0.2%)
Jabil Circuit, Inc., 8.250%, 03/15/18	3,460,000	4,108,750

Energy-Alternate Sources (0.2%)
First Wind Capital LLC, 10.250%, 06/01/18(b)	5,075,000	5,176,500

Engineering & Construction (0.4%)
Aguila 3 S.A., 7.875%, 01/31/18(b)	6,275,000	6,588,750
Dycom Investments, Inc., 7.125%, 01/15/21	2,570,000	2,762,750

		9,351,500

Entertainment (1.8%)
Carmike Cinemas, Inc., 7.375%, 05/15/19	2,960,000	3,182,000
Cinemark USA, Inc., 7.375%, 06/15/21(f)	1,590,000	1,768,875
Diamond Resorts Corp., 12.000%, 08/15/18	18,349,000	19,771,047
Pinnacle Entertainment, Inc., 7.750%, 04/01/22(f)	2,130,000	2,321,700
Pinnacle Entertainment, Inc., 8.750%, 05/15/20(f)	3,780,000	4,172,175
Scientific Games International, Inc., 6.250%, 09/01/20(b)	5,190,000	5,215,950
Speedway Motorsports, Inc., 8.750%, 06/01/16	2,395,000	2,589,594

		39,021,341

	Shares or Principal Amount($)	Value($)

Environmental Control (0.5%)
Clean Harbors, Inc., 5.250%, 08/01/20(b)	3,120,000	3,213,600
Covanta Holding Corp., 7.250%, 12/01/20	4,610,000	5,111,831
Darling International, Inc., 8.500%, 12/15/18	2,330,000	2,653,287

		10,978,718

Food (0.3%)
Post Holdings, Inc., 7.375%, 02/15/22(b)(f)	1,885,000	2,002,813
Stater Brothers Holdings, Inc., 7.750%, 04/15/15	4,790,000	4,891,787

		6,894,600

Forest Products & Paper (0.2%)
Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16(b)(f)	3,575,000	3,726,938

Gas (0.4%)
Sabine Pass LNG LP, 7.250%, 11/30/13	1,845,000	1,964,925
Sabine Pass LNG LP, 7.500%, 11/30/16	6,185,000	6,679,800

		8,644,725

Healthcare-Products (1.6%)
Biomet, Inc., 6.500%, 08/01/20(b)(c)	15,595,000	16,160,319
Hologic, Inc., 6.250%, 08/01/20(b)	1,551,000	1,644,060
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18(b)	11,770,000	12,446,775
Physio-Control International, Inc., 9.875%, 01/15/19(b)	3,250,000	3,558,750

		33,809,904

Healthcare-Services (4.2%)
CHS/Community Health Systems, Inc., 5.125%, 08/15/18	19,370,000	20,096,375
CHS/Community Health Systems, Inc., 7.125%, 07/15/20	7,265,000	7,750,847
CHS/Community Health Systems, Inc., 8.000%, 11/15/19	695,000	762,763
DaVita, Inc., 5.750%, 08/15/22	14,300,000	14,872,000

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)

Healthcare-Services—continued
Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19(b)(g)	3,115,000	3,317,475
Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22(b)(g)	3,115,000	3,333,050
HCA, Inc., 5.875%, 03/15/22	9,585,000	10,387,744
HCA, Inc., 7.500%, 02/15/22	9,215,000	10,435,987
Kindred Healthcare, Inc., 8.250%, 06/01/19	4,275,000	4,157,437
Tenet Healthcare Corp., 6.250%, 11/01/18	6,920,000	7,629,300
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.750%, 02/01/19(f)	6,135,000	6,526,106

		89,269,084

Holding Companies-Divers (0.3%)
MMI International Ltd., 8.000%, 03/01/17(b)	6,045,000	6,286,800

Home Builders (0.6%)
KB Home, 7.500%, 09/15/22	2,775,000	3,003,938
KB Home, 9.100%, 09/15/17	3,180,000	3,601,350
Standard Pacific Corp., 8.375%, 05/15/18	5,300,000	6,114,875

		12,720,163

Household Products/Wares (0.7%)
Jarden Corp., 7.500%, 01/15/20	4,450,000	4,917,250
Reynolds Group Holdings, 6.875%, 02/15/21	1,825,000	1,925,375
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer Luxembourg I SA, 7.875%, 08/15/19	7,845,000	8,472,600

		15,315,225

Housewares (0.2%)
Libbey Glass, Inc., 6.875%, 05/15/20(b)	4,525,000	4,864,375

	Shares or Principal Amount($)	Value($)

Insurance (2.7%)
American General Institutional Capital, Series B, 8.125%, 03/15/46(b)	2,750,000	3,231,250
American International Group, Inc., 8.175%, 05/15/68(a)	17,060,000	20,877,175
Assured Guaranty Municipal Holdings, Inc., 6.400%, 12/15/66(a)(b)	4,100,000	3,034,000
Assured Guaranty US Holdings, Inc., Series A, 6.400%, 12/15/66(a)	7,037,000	5,488,860
Fairfax Financial Holdings Ltd., 7.375%, 04/15/18	274,000	314,628
Genworth Financial, Inc., 6.150%, 11/15/66(a)	9,520,000	6,116,600
Genworth Financial, Inc., 7.625%, 09/24/21(f)	745,000	760,373
Liberty Mutual Group, Inc., 7.000%, 03/15/37(a)(b)(f)	2,730,000	2,593,500
MBIA, Inc., 5.700%, 12/01/34(g)	17,040,000	10,735,200
White Mountains Re Group Ltd., 7.506%(a)(b)(h)	5,270,000	5,370,973

		58,522,559

Internet (0.7%)
Equinix, Inc., 7.000%, 07/15/21	3,130,000	3,505,600
Zayo Escrow Corp., 8.125%, 01/01/20	10,215,000	11,159,887

		14,665,487

Investment Companies (0.8%)
Offshore Group Investments Ltd., 11.500%, 08/01/15	16,375,000	18,094,375

Iron/Steel (0.6%)
AK Steel Corp., 8.375%, 04/01/22(f)	1,925,000	1,645,875
APERAM, 7.375%, 04/01/16(b)	2,700,000	2,308,500
APERAM, 7.750%, 04/01/18(b)	2,550,000	2,091,000

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)

Iron/Steel—contnued
JMC Steel Group, 8.250%, 03/15/18(b)	6,855,000	6,992,100

		13,037,475

Leisure Time (0.3%)
ClubCorp Club Operations, Inc., 10.000%, 12/01/18	4,545,000	4,988,137
Sabre, Inc., 8.500%, 05/15/19(b)	1,905,000	1,957,388

		6,945,525

Lodging (2.2%)
Ameristar Casinos, Inc., 7.500%, 04/15/21(b)	1,210,000	1,300,750
Boyd Gaming Corp., 9.000%, 07/01/20(b)	5,540,000	5,650,800
Caesars Entertainment Corp., 8.500%, 02/15/20(b)	1,200,000	1,200,000
Chester Downs & Marina LLC, 9.250%, 02/01/20(b)(f)	2,195,000	2,205,975
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(b)	10,790,000	11,626,225
Harrahs Operating, Inc., 11.250%, 06/01/17	7,320,000	7,869,000
Marina District Finance Co., Inc., 9.875%, 08/15/18(f)	2,440,000	2,446,100
MGM Resorts International, 6.625%, 07/15/15(f)	2,220,000	2,375,400
MGM Resorts International, 6.750%, 10/01/20(b)	4,195,000	4,195,000
MGM Resorts International, 7.625%, 01/15/17	8,185,000	8,676,100

		47,545,350

Machinery-Construction & Mining (0.0%)(e)
Terex Corp., 8.000%, 11/15/17(f)	220,000	227,700

Machinery-Diversified (0.3%)
Manitowoc Co., Inc. (The), 8.500%, 11/01/20(f)	4,805,000	5,375,594

	Shares or Principal Amount($)	Value($)

Media (5.9%)
Block Communications, Inc., 7.250%, 02/01/20(b)	3,260,000	3,463,750
Cablevision Systems Corp., 7.750%, 04/15/18	1,180,000	1,306,850
Cablevision Systems Corp., 8.000%, 04/15/20(f)	4,490,000	5,006,350
CCO Holdings LLC, 7.250%, 10/30/17	2,930,000	3,193,700
CCO Holdings LLC/Cap Corp., 6.500%, 04/30/21	6,850,000	7,329,500
CCO Holdings LLC/Cap Corp., 7.375%, 06/01/20	3,965,000	4,425,931
CCO Holdings LLC/Cap Corp., 7.875%, 04/30/18	2,690,000	2,911,925
CCO Holdings LLC/Cap Corp., 8.125%, 04/30/20	2,190,000	2,474,700
CCO Holdings LLC/CCO Holdings Capital Corp., 7.000%, 01/15/19	4,985,000	5,396,262
Cequel Communications Holdings I LLC, 8.625%, 11/15/17(b)	3,380,000	3,608,150
Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	10,825,000	10,554,375
Clear Channel Worldwide Holdings, Inc., Series B, 9.250%, 12/15/17	395,000	425,613
Clear Channel Worldwide Holdings, Inc., Series REGS, 9.250%, 12/15/17	5,700,000	6,113,250
DISH DBS Corp., 5.875%, 07/15/22(b)	9,585,000	9,824,625
Echostar DBS Corp., 7.125%, 02/01/16	4,085,000	4,513,925
Echostar DBS Corp., 7.750%, 05/31/15	3,430,000	3,858,750
Entravision Communications Corp., 8.750%, 08/01/17	4,555,000	4,919,400

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)

Media—continued
Mediacom Broadband LLC/Mediacom Broadband Corp., 6.375%, 04/01/23(b)	7,235,000	7,235,000
Mediacom LLC/Capital Corp., 9.125%, 08/15/19	1,145,000	1,265,225
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	1,975,000	2,147,813
Sinclair Television Group, Inc., 9.250%, 11/01/17(b)	2,690,000	2,979,175
Sirius XM Radio, Inc., 5.250%, 08/15/22(b)	3,870,000	3,850,650
Sirius XM Radio, Inc., 7.625%, 11/01/18(b)	2,910,000	3,215,550
Unitymedia Hessen GmbH & Co. KG/ Unitymedia NRW GmbH, 8.125%, 12/01/17(b)	1,900,000	2,042,500
Univision Communications, Inc., 6.750%, 09/15/22(b)	16,295,000	16,295,000
Univision Communications, Inc., 7.875%, 11/01/20(b)	1,650,000	1,765,500
Videotron Ltee., 5.000%, 07/15/22	5,815,000	6,076,675

		126,200,144

Mining (2.6%)
FMG Resources August 2006 Pty Ltd., 6.875%, 02/01/18(b)	1,170,000	1,088,100
FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19(b)(f)	18,045,000	17,503,650
HudBay Minerals, Inc., 9.500%, 10/01/20(b)	4,155,000	4,352,362
Inmet Mining Corp., 8.750%, 06/01/20(b)	24,190,000	25,036,650
Novelis, Inc., 8.375%, 12/15/17	785,000	857,613
Novelis, Inc., 8.750%, 12/15/20	2,900,000	3,211,750

	Shares or Principal Amount($)	Value($)

Mining—continued
Vulcan Materials Co., 7.500%, 06/15/21	3,345,000	3,779,850

		55,829,975

Miscellaneous Manufacturer (0.8%)
Amsted Industries, Inc., 8.125%, 03/15/18(b)	3,935,000	4,249,800
Bombardier, Inc., 5.750%, 03/15/22(b)(f)	6,395,000	6,554,875
Bombardier, Inc., 7.750%, 03/15/20(b)	1,180,000	1,354,050
Polymer Group, Inc., 7.750%, 02/01/19	5,260,000	5,601,900

		17,760,625

Oil & Gas (7.2%)
Chesapeake Energy Corp., 6.125%, 02/15/21(f)	2,385,000	2,402,888
Chesapeake Energy Corp., 6.500%, 08/15/17(f)	1,295,000	1,350,038
Chesapeake Energy Corp., 6.625%, 08/15/20(f)	9,435,000	9,729,844
Chesapeake Energy Corp., 6.875%, 11/15/20(f)	4,330,000	4,568,150
Chesapeake Energy Corp., 7.250%, 12/15/18(f)	3,105,000	3,337,875
CITGO Petroleum Corp., 11.500%, 07/01/17(b)	2,910,000	3,346,500
Coffeyville Resources LLC, 10.875%, 04/01/17(b)(f)	3,015,000	3,376,800
Connacher Oil and Gas Ltd., 8.500%, 08/01/19(b)	5,420,000	4,661,200
Continental Resources, Inc., 5.000%, 09/15/22	170,000	177,225
Everest ACQ LLC/Finance, 6.875%, 05/01/19(b)	4,610,000	4,932,700
Hercules Offshore, Inc., 7.125%, 04/01/17(b)	5,075,000	5,278,000
Linn Energy LLC/Finance Corp., 6.500%, 05/15/19(b)	4,450,000	4,450,000
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20	4,865,000	5,327,175

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)

Oil & Gas—continued
MEG Energy Corp., 6.375%, 01/30/23(b)	8,210,000	8,764,175
Oasis Petroleum, Inc., 6.875%, 01/15/23	9,165,000	9,737,812
Plains Exploration & Production Co., 6.125%, 06/15/19	6,630,000	6,679,725
Plains Exploration & Production Co., 6.625%, 05/01/21	8,685,000	8,815,275
Plains Exploration & Production Co., 7.625%, 06/01/18	2,510,000	2,673,150
Plains Exploration & Production Co., 8.625%, 10/15/19	2,095,000	2,335,925
Range Resources Corp., 5.000%, 08/15/22	6,830,000	7,205,650
Range Resources Corp., 7.250%, 05/01/18	2,130,000	2,252,475
RDS Ultra-Deepwater Ltd., 11.875%, 03/15/17(b)	2,000,000	2,230,000
SandRidge Energy, Inc., 7.500%, 03/15/21	11,420,000	11,762,600
SandRidge Energy, Inc., 8.000%, 06/01/18(b)	3,685,000	3,869,250
SandRidge Energy, Inc., 8.750%, 01/15/20	6,825,000	7,388,062
Seadrill Ltd., 5.625%, 09/15/17(b)	4,675,000	4,710,062
United Refining Co., 10.500%, 02/28/18	8,670,000	9,515,325
Western Refining, Inc., 11.250%, 06/15/17(b)	3,795,000	4,221,938
WPX Energy, Inc., 6.000%, 01/15/22	7,735,000	8,315,125

		153,414,944

Oil & Gas Services (1.3%)
American Petroleum Tankers LLC, 10.250%, 05/01/15	3,571,000	3,749,550
Cie Generale de Geophysique—Veritas, 6.500%, 06/01/21	8,000,000	8,240,000
Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20(b)	3,190,000	3,317,600

	Shares or Principal Amount($)	Value($)

Oil & Gas Services—continued
Oil States International, Inc., 6.500%, 06/01/19	11,185,000	11,884,062

		27,191,212

Packaging & Containers (1.0%)
Ball Corp., 5.000%, 03/15/22	4,240,000	4,441,400
Graphic Packaging International, Inc., 9.500%, 06/15/17	2,175,000	2,381,625
Plastipak Holdings, Inc., 10.625%, 08/15/19(b)	2,010,000	2,301,450
Sealed Air Corp., 8.125%, 09/15/19(b)	5,095,000	5,668,187
Sealed Air Corp., 8.375%, 09/15/21(b)	5,060,000	5,667,200

		20,459,862

Pharmaceuticals (1.3%)
ConvaTec Healthcare, 10.500%, 12/15/18(b)	6,850,000	7,432,250
Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19	3,195,000	3,442,612
Endo Pharmaceuticals Holdings, Inc., 7.000%, 12/15/20	2,610,000	2,812,275
Endo Pharmaceuticals Holdings, Inc., 7.250%, 01/15/22	4,460,000	4,816,800
Valeant Pharmaceuticals International, 6.500%, 07/15/16(b)	4,000,000	4,195,000
Valeant Pharmaceuticals International, 7.000%, 10/01/20(b)	3,900,000	4,104,750

		26,803,687

Pipelines (1.1%)
Atlas Pipeline Partners LP, 8.750%, 06/15/18	3,335,000	3,585,125
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/01/20(b)	2,865,000	2,915,138
Eagle Rock Energy Partners LP/ Eagle Rock Energy Finance Corp., 8.375%, 06/01/19(b)	3,495,000	3,433,837

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)

Pipelines—continued
El Paso Corp., 6.500%, 09/15/20	6,885,000	7,729,590
El Paso Corp., 7.000%, 06/15/17	1,540,000	1,767,159
Targa Resources Partners LP, 8.250%, 07/01/16	4,790,000	4,993,575

		24,424,424

Real Estate (0.3%)
Toys “R” Us Property Co. LLC, 10.750%, 07/15/17	5,415,000	5,902,350

Real Estate Investment Trusts (1.4%)
Host Hotels & Resorts LP, 6.000%, 11/01/20	1,745,000	1,928,225
Host Hotels & Resorts LP, 9.000%, 05/15/17(f)	1,115,000	1,215,350
MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 02/15/22	4,640,000	4,918,400
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 05/01/21	7,550,000	8,229,500
Reckson Operating Partnership LP, 7.750%, 03/15/20	6,005,000	7,171,063
Rouse Co. LP (The), 6.750%, 11/09/15	7,120,000	7,511,600

		30,974,138

Retail (4.9%)
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.750%, 05/20/20	3,910,000	4,173,925
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	7,170,000	7,725,675
AutoNation, Inc., 5.500%, 02/01/20	4,636,000	4,948,930
Claire’s Stores, Inc., 9.000%, 03/15/19(b)	4,200,000	4,357,500
JC Penney Corp., Inc., 5.650%, 06/01/20(f)	2,305,000	2,080,263
JC Penney Corp., Inc., 5.750%, 02/15/18(f)	2,070,000	1,966,500
JC Penney Corp., Inc., 6.375%, 10/15/36	4,135,000	3,375,194

	Shares or Principal Amount($)	Value($)

Retail—continued
Limited Brands, Inc., 5.625%, 02/15/22	7,220,000	7,779,550
Limited Brands, Inc., 6.625%, 04/01/21	2,900,000	3,291,500
Limited Brands, Inc., 7.000%, 05/01/20	2,520,000	2,860,200
Penske Automotive Group, Inc., 5.750%, 10/01/22(b)	3,830,000	3,925,750
Phillips-Van Heusen Corp., 7.375%, 05/15/20	2,005,000	2,265,650
QVC, Inc., 7.500%, 10/01/19(b)	1,600,000	1,770,410
Rite Aid Corp., 7.500%, 03/01/17(f)	10,075,000	10,352,062
Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	2,620,000	2,790,300
Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	5,925,000	6,591,563
Sears Holdings Corp., 6.625%, 10/15/18(f)	24,695,000	23,028,087
Toys R Us, Inc., 7.375%, 10/15/18	4,010,000	3,598,975
Toys R Us, Inc., 10.375%, 08/15/17(b)	7,725,000	7,898,812

		104,780,846

Semiconductors (0.6%)
Advanced Micro Devices, Inc., 7.500%, 08/15/22(b)	3,780,000	3,647,700
Advanced Micro Devices, Inc., 7.750%, 08/01/20(f)	4,115,000	4,176,725
Freescale Semiconductor, Inc., 9.250%, 04/15/18(b)	5,035,000	5,475,562

		13,299,987

Shipbuilding (0.7%)
Huntington Ingalls Industries, Inc., 6.875%, 03/15/18	5,995,000	6,497,081
Huntington Ingalls Industries, Inc., 7.125%, 03/15/21	7,225,000	7,775,906

		14,272,987

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)

Software (0.7%)
First Data Corp., 6.750%, 11/01/20(b)	15,725,000	15,626,719

Storage/Warehousing (0.4%)
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 03/15/18	8,859,000	9,146,918

Telecommunication Services (10.5%)
Consolidated Communications Finance Co., 10.875%, 06/01/20(b)	2,190,000	2,310,450
Cricket Communications, Inc., 7.750%, 05/15/16	1,535,000	1,619,425
GeoEye, Inc., 8.625%, 10/01/16	2,055,000	2,245,087
Hughes Satellite Systems Corp., 6.500%, 06/15/19	2,735,000	2,926,450
Hughes Satellite Systems Corp., 7.625%, 06/15/21(f)	1,270,000	1,406,525
Inmarsat Finance PLC, 7.375%, 12/01/17(b)	5,890,000	6,361,200
Integra Telecom, Inc., 10.750%, 04/15/16(b)	8,680,000	8,875,300
Intelsat Jackson Holdings SA, 7.250%, 04/01/19	4,000,000	4,320,000
Intelsat Jackson Holdings SA, 7.250%, 10/15/20	5,000,000	5,387,500
Intelsat Jackson Holdings SA, 7.500%, 04/01/21	4,340,000	4,698,050
Intelsat Jackson Holdings SA, 8.500%, 11/01/19(f)	850,000	960,500
Level 3 Financing, Inc., 8.125%, 07/01/19	6,010,000	6,385,625
Level 3 Financing, Inc., 8.625%, 07/15/20	4,065,000	4,390,200
Level 3 Financing, Inc., 9.375%, 04/01/19	9,305,000	10,328,550
Level 3 Financing, Inc., 10.000%, 02/01/18(g)	5,210,000	5,796,125
Nextel Communications, Inc., Series D, 7.375%, 08/01/15	1,768,000	1,774,630
NII Capital Corp., 7.625%, 04/01/21(g)	8,338,000	6,628,710
NII Capital Corp., 8.875%, 12/15/19	3,825,000	3,213,000

	Shares or Principal Amount($)	Value($)

Telecommunication Services—continued
PAETEC Holding Corp., 8.875%, 06/30/17	3,005,000	3,260,425
Sable International Finance Ltd., 8.750%, 02/01/20(b)(f)	3,515,000	3,919,225
Satmex Escrow, 9.500%, 05/15/17	1,465,000	1,549,238
Satmex Escrow SA de CV, 9.500%, 05/15/17	10,660,000	11,272,950
SBA Telecommunications, Inc., 5.750%, 07/15/20(b)	11,125,000	11,681,250
Sprint Capital Corp., 6.875%, 11/15/28(g)	11,095,000	10,207,400
Sprint Capital Corp., 6.900%, 05/01/19	4,168,000	4,324,300
Sprint Capital Corp., 8.750%, 03/15/32(g)	8,005,000	8,285,175
Sprint Nextel Corp., 6.000%, 12/01/16(g)	11,430,000	11,772,900
Sprint Nextel Corp., 7.000%, 08/15/20(g)	11,155,000	11,601,200
Sprint Nextel Corp., 8.375%, 08/15/17	4,000,000	4,450,000
Sprint Nextel Corp., 11.500%, 11/15/21	65,000	81,413
TW Telecom Holdings, Inc., 5.375%, 10/01/22(b)	7,730,000	7,884,600
UPC Holding BV, 9.875%, 04/15/18(b)	3,600,000	3,960,000
UPCB Finance V Ltd., 7.250%, 11/15/21(b)	2,100,000	2,283,750
US West Capital Funding, Inc., 6.875%, 07/15/28	5,940,000	6,267,924
US West Communications, 7.250%, 10/15/35	5,485,000	5,622,125
ViaSat Inc., 6.875%, 06/15/20(b)(c)	4,130,000	4,274,550
ViaSat, Inc., 6.875%, 06/15/20	5,130,000	5,283,900
ViaSat, Inc., 8.875%, 09/15/16	4,985,000	5,346,412
West Corp., 7.875%, 01/15/19	2,250,000	2,317,500
West Corp., 8.625%, 10/01/18	2,690,000	2,824,500
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17(b)	8,128,204	6,211,077

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)

Telecommunication Services—continued
Wind Acquisition Finance SA, 7.250%, 02/15/18(b)	10,405,000	9,884,750

		224,193,891

Textiles (0.2%)
Mohawk Industries, Inc., 6.375%, 01/15/16	3,605,000	4,055,625

Transportation (1.1%)
Bristow Group, Inc., 6.250%, 10/15/22(c)	5,325,000	5,451,469
CHC Helicopter SA, 9.250%, 10/15/20	18,125,000	18,623,437

		24,074,906

Total Corporate Bonds (Cost $1,767,352,821)		1,875,682,221

U.S. Treasury Obligation (0.0%)(e)
U.S. Treasury Bill (0.0%)(e)
0.000%, 12/13/12(g)	800,000	799,867

Total U.S. Treasury Obligation (Cost $799,847)		799,867

Convertible Preferred Stock (0.5%)
Auto Manufacturers (0.5%)
General Motors Co., Series B, 4.750%, 12/01/13(f)	256,940	9,578,723

Total Convertible Preferred Stock (Cost $10,925,846)		9,578,723

Short-Term Investment (7.5%)
RidgeWorth Funds Securities Lending Joint Account(i)	160,892,510	160,892,510

Total Short-Term Investment (Cost $160,892,510)		160,892,510

	Shares or Principal Amount($)	Value($)

Money Market Fund (7.6%)
State Street Institutional Treasury Money Market Fund, Institutional Class 0.00%(j)	162,822,024	162,822,024

Total Money Market Fund (Cost $162,822,024)		162,822,024

Total Investments (Cost $2,248,356,392) — 110.0%		2,356,092,474
Liabilities in excess of other assets — (10.0)%		(213,523,898)

Net Assets — 100.0%		$2,142,568,576

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2012.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 38.3% of net assets as of September 30, 2012.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(e)	Less than 0.05% of Net Assets.

(f)	The security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $157,282,208.

(g)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(h)	Security is perpetual in nature and has no stated maturity.

(i)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012 (See Note 2(k)).

(j)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Seix High Yield Fund — concluded

Investment Abbreviations

LP	—	Limited Partnership
MTN	—	Medium Term Note
PIK	—	Payment in-kind
ULC	—	Unlimited Liability Company

At September 30, 2012, the Fund’s open swaps agreements were as follows:

Credit Default Swap Agreements — Buy Protection

Underlying Instrument	Counterparty	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Upfront Payments Made (Received)	Value	Unrealized Appreciation
CDX.NA.HY.18	JPMorgan	$59,400,000	5.000%	06/20/17	4.845%	$(400,623)	$(371,331)	$29,292
CDX.NA.HY.19	JPMorgan	20,000,000	5.000	12/20/17	5.592	112,382	112,500	118

						(288,241)	(258,831)	29,410

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at September 30, 2012.

*	Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At September 30, 2012, liquid assets totaling $233,961 have been designated as collateral for open credit default swap agreements.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Short-Term Bond Fund

	Shares or Principal Amount($)	Value($)

Asset-Backed Securities (7.7%)
Automobiles (5.0%)
Bank of America Auto Trust, Series 2012-1, Cl A3, 0.780%, 06/15/16	1,000,000	1,005,763
Ford Credit Auto Owner Trust, Series 2012-A, Cl A3, 0.840%, 08/15/16	1,525,000	1,536,164
Harley-Davidson Motorcycle Trust, Series 2011-2, Cl A3, 1.110%, 09/15/16	2,855,000	2,879,347
Honda Auto Receivables Owner Trust, Series 2010-2, Cl A3, 1.340%, 03/18/14	618,848	620,973
Hyundai Auto Receivables Trust, Series 2011-B, Cl A3, 1.040%, 09/15/15	1,300,000	1,308,524
Hyundai Auto Receivables Trust, Series 2011-B, Cl A4, 1.650%, 02/15/17	1,180,000	1,206,903
Mercedes-Benz Auto Lease Trust, Series 2011-B, Cl A3, 1.070%, 08/15/14(a)	1,985,000	1,995,383
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Cl A3, 0.850%, 08/22/16	1,295,000	1,303,708
World Omni Auto Receivables Trust, Series 2011-A, Cl A3, 1.110%, 05/15/15	1,837,697	1,846,382

		13,703,147

Credit Card (1.6%)
Discover Card Master Trust, Series 2008-A4, Cl A4, 5.650%, 12/15/15(b)	4,340,000	4,504,751

Other (1.1%)
GE Equipment Transportation LLC, Series 2011-1, Cl A3, 1.000%, 10/20/14	1,385,000	1,389,165
John Deere Owner Trust, Series 2011-A, Cl A3, 1.290%, 01/15/16	1,555,000	1,565,666

		2,954,831

Total Asset-Backed Securities (Cost $21,015,809)		21,162,729

	Shares or Principal Amount($)	Value($)

Collateralized Mortgage Obligations (16.6%)
Agency Collateralized Mortgage Obligations (3.1%)
Federal National Mortgage Association (3.1%)
Series 2009-37, Cl HA, 4.000%, 04/25/19	1,547,530	1,636,654
Series 2011-38, Cl AH, 2.750%, 05/25/20(b)	3,958,780	4,097,480
Series 2012-M9, Cl ASQ2, 1.513%, 12/25/17	2,850,000	2,919,189

		8,653,323

Commercial Mortgage Backed Securities (12.9%)
Banc of America Commercial Mortgage, Inc. (2.8%)
Series 2004-1, Cl A4, 4.760%, 11/10/39	1,285,000	1,339,263
Series 2004-3, Cl A5, 5.736%, 06/10/39(b)(c)	3,879,172	4,144,294
Series 2005-2, Cl AM, 4.913%, 07/10/43(b)(c)	2,105,000	2,272,604

		7,756,161

Citigroup Commercial Mortgage Trust (0.8%)
Series 2004-C1, Cl A3, 5.251%, 04/15/40(c)	2,045,820	2,077,183

Commercial Mortgage Asset Trust (0.8%)
Series 1999-C1, Cl A4, 6.975%, 01/17/32(b)(c)	2,270,696	2,312,454

Commercial Mortgage Pass-Through Certificates (0.0%)(d)
Series 2001-J2A, Cl A2, 6.096%, 07/16/34(a)	23,362	23,370

CS First Boston Mortgage Securities Corp. (1.6%)
Series 2004-C5, Cl A3, 4.499%, 11/15/37	2,251,132	2,286,333
Series 2005-C5, Cl AM, 5.100%, 08/15/38(c)	2,095,000	2,314,028

		4,600,361

GE Capital Commercial Mortgage Corp. (0.2%)
Series 2004-C2, Cl A3, 4.641%, 03/10/40	500,517	509,365

GMAC Commercial Mortgage Securities, Inc. (2.1%)
Series 2003-C2, Cl A2, 5.640%, 05/10/40(b)(c)	5,555,000	5,728,810

JPMorgan Chase Commercial Mortgage Securities (0.4%)
Series 2005-LDP1, Cl A2, 4.625%, 03/15/46	970,416	973,297

LB-UBS Commercial Mortgage Trust (1.8%)
Series 2004-C4, Cl A4, 5.446%, 06/15/29(b)(c)	4,575,000	4,888,355

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Short-Term Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Merrill Lynch Mortgage Trust (0.6%)
Series 2005-CIP1, Cl AM, 5.107%, 07/12/38(c)	1,585,000	1,742,389

Wachovia Bank Commercial Mortgage Trust (1.8%)
Series 2005-C16, Cl A2, 4.380%, 10/15/41	741,400	741,285
Series 2005-C22, Cl A4, 5.469%, 12/15/44(c)	3,800,000	4,278,222

		5,019,507

		35,631,252

Whole Loan Collateral Mortgage Obligations (0.6%)
FDIC Structured Sale Guaranteed Notes (0.6%)
Series 2010-L2A, Cl A, 3.000%, 09/30/19(a)	1,509,544	1,547,283

Total Collateralized Mortgage Obligations (Cost $44,515,123)		45,831,858

Corporate Bonds (49.7%)
Auto Manufacturers (1.6%)
Daimler Finance North America LLC, 1.000%, 05/24/13(a)	1,000,000	994,533
Daimler Finance North America LLC, 1.650%, 04/10/15(a)	1,800,000	1,825,072
Kia Motors Corp., 3.625%, 06/14/16(a)	500,000	525,847
Volkswagen International Finance, 1.126%, 03/21/14(a)(c)	1,200,000	1,206,419

		4,551,871

Banks (13.0%)
Bank of Montreal, 1.750%, 04/29/14	1,680,000	1,713,111
Bank of Nova Scotia, 0.937%, 02/10/14	1,705,000	1,711,017
Bank of Nova Scotia, 1.850%, 01/12/15	1,875,000	1,932,615
BB&T Corp., 5.700%, 04/30/14(b)	2,365,000	2,548,328
Branch Banking & Trust Co., 0.719%, 09/13/16(c)	1,630,000	1,581,191
Capital One Financial Corp., 7.375%, 05/23/14	1,520,000	1,672,889
Commonwealth Bank of Australia, 1.950%, 03/16/15(b)	2,950,000	3,014,838
Commonwealth Bank of Australia, 3.500%, 03/19/15(a)	1,035,000	1,089,441

	Shares or Principal Amount($)	Value($)

Banks—continued
Fifth Third Bank, 0.545%, 05/17/13(c)	1,405,000	1,403,172
Goldman Sachs Group, Inc. (The), 3.300%, 05/03/15	2,490,000	2,591,022
JPMorgan Chase & Co., 3.150%, 07/05/16	3,205,000	3,389,893
PNC Funding Corp., 5.400%, 06/10/14	1,260,000	1,356,641
Royal Bank of Canada, 2.300%, 07/20/16, MTN	4,250,000	4,443,660
Toronto-Dominion Bank (The), 1.375%, 07/14/14	1,360,000	1,382,526
US Bancorp, 4.200%, 05/15/14	2,115,000	2,239,774
Wells Fargo & Co., 3.676%, 06/15/16(c)	2,195,000	2,389,301
Westpac Banking Corp., 2.250%, 11/19/12	1,455,000	1,458,610

		35,918,029

Beverages (2.9%)
Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	2,380,000	2,389,958
Anheuser-Busch InBev Worldwide, Inc., 3.625%, 04/15/15	1,870,000	2,008,182
Bottling Group LLC, 6.950%, 03/15/14	2,035,000	2,222,208
Dr. Pepper Snapple Group, Inc., 2.900%, 01/15/16	1,245,000	1,318,634

		7,938,982

Chemicals (0.8%)
Praxair, Inc., 1.750%, 11/15/12	2,225,000	2,228,496

Commercial Services (0.1%)
ADT Corp. (The), 2.250%, 07/15/17(a)	365,000	375,674

Computers (1.4%)
Hewlett-Packard Co., 1.250%, 09/13/13	1,485,000	1,489,457
IBM Corp., 2.000%, 01/05/16	2,150,000	2,246,036

		3,735,493

Diversified Financial Services (10.9%)
American Express Credit Corp., 1.750%, 06/12/15, MTN	890,000	910,356

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Short-Term Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Diversified Financial Services—continued
American Express Credit Corp., Series C, 5.875%, 05/02/13(b)	2,010,000	2,073,096
American Honda Finance Corp., 0.785%, 06/18/14(a)(c)	1,045,000	1,046,836
BlackRock, Inc., 0.731%, 05/24/13(c)	1,280,000	1,283,096
BlackRock, Inc., 1.375%, 06/01/15	2,935,000	2,990,416
Caterpillar Financial Services Corp., 4.625%, 06/01/15(b)	2,390,000	2,641,019
Citigroup, Inc., 5.500%, 04/11/13(b)	3,110,000	3,186,092
General Electric Capital Corp., 4.875%, 03/04/15(b)	3,855,000	4,207,482
General Electric Capital Corp., Series A, 3.750%, 11/14/14	2,520,000	2,671,124
Hyundai Capital America, 1.625%, 10/02/15(a)(e)	805,000	805,398
John Deere Capital Corp., 0.875%, 04/17/15	1,055,000	1,062,352
John Deere Capital Corp., 0.950%, 06/29/15	1,135,000	1,145,216
Merrill Lynch & Co., Inc., Series C, 5.000%, 02/03/14	1,455,000	1,515,092
Morgan Stanley, 4.200%, 11/20/14	1,430,000	1,486,448
TD AMERITRADE Holding Corp., 4.150%, 12/01/14	995,000	1,063,160
Woodside Finance Ltd., 4.500%, 11/10/14(a)	1,800,000	1,909,030

		29,996,213

Electric (1.6%)
Dominion Resources, Inc., Series A, 1.400%, 09/15/17	1,005,000	1,007,780
Duke Energy Corp., 6.300%, 02/01/14	1,765,000	1,894,401
Georgia Power Co., 0.725%, 01/15/13(c)	875,000	875,151
NextEra Energy Capital Holdings, Inc., 1.611%, 06/01/14	655,000	663,311

		4,440,643

	Shares or Principal Amount($)	Value($)

Electronics (0.1%)
Thermo Fisher Scientific, Inc., 2.150%, 12/28/12	300,000	300,851

Food (1.1%)
General Mills, Inc., 5.200%, 03/17/15	1,450,000	1,608,275
Kraft Foods Group, Inc., 1.625%, 06/04/15(a)	410,000	416,209
Kraft Foods, Inc., 2.625%, 05/08/13	1,005,000	1,016,687

		3,041,171

Gas (1.1%)
Northern Natural Gas Co., 5.375%, 10/31/12(a)	960,000	963,419
Sempra Energy, 6.000%, 02/01/13	2,020,000	2,055,813

		3,019,232

Healthcare-Services (0.1%)
UnitedHealth Group, Inc., 1.875%, 11/15/16	340,000	351,243

Insurance (6.1%)
Allstate Life Global Funding Trusts, 5.375%, 04/30/13, MTN	2,945,000	3,030,490
Berkley (WR) Corporation, 5.875%, 02/15/13	1,000,000	1,018,402
Berkshire Hathaway Finance Corp., 1.600%, 05/15/17	625,000	639,539
Berkshire Hathaway Finance Corp., 5.000%, 08/15/13	1,823,000	1,896,657
MetLife, Inc., 6.750%, 06/01/16	880,000	1,053,287
Metropolitan Life Global Funding I, 0.731%, 03/19/14(a)(c)	1,650,000	1,650,078
Metropolitan Life Global Funding I, 1.700%, 06/29/15(a)	2,710,000	2,764,216
New York Life Global Funding, 3.000%, 05/04/15(a)	1,530,000	1,619,295
Pricoa Global Funding I, 5.450%, 06/11/14(a)	3,040,000	3,263,814

		16,935,778

Media (1.6%)
CBS Corp., 1.950%, 07/01/17(b)	255,000	261,390

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Short-Term Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Media—continued
Comcast Corp., 5.300%, 01/15/14	1,915,000	2,028,089
Time Warner Cable, Inc., 6.200%, 07/01/13	710,000	740,027
Viacom, Inc., 1.250%, 02/27/15	1,295,000	1,308,513

		4,338,019

Mining (0.9%)
BHP Billiton Finance USA Ltd., 1.000%, 02/24/15	610,000	616,105
Rio Tinto Alcan, Inc., 5.200%, 01/15/14	1,745,000	1,840,734

		2,456,839

Oil & Gas (0.6%)
Devon Energy Corp., 1.875%, 05/15/17	390,000	397,557
Petrohawk Energy Corp., 7.250%, 08/15/18	1,195,000	1,357,619

		1,755,176

Pharmaceuticals (0.6%)
McKesson Corp., 5.250%, 03/01/13	850,000	866,413
McKesson Corp., 6.500%, 02/15/14	850,000	914,620

		1,781,033

Pipelines (0.6%)
Enterprise Products Operating LLC, Series M, 5.650%, 04/01/13(a)	1,250,000	1,278,030
Williams Partners LP, 3.800%, 02/15/15	260,000	275,674

		1,553,704

Retail (0.9%)
Nordstrom, Inc., 6.750%, 06/01/14	765,000	842,100
Wal-Mart Stores, Inc., 5.375%, 04/05/17	1,262,000	1,513,159

		2,355,259

Semiconductors (0.4%)
Texas Instruments, Inc., 1.375%, 05/15/14	1,170,000	1,188,172

Telecommunication Services (2.4%)
AT&T, Inc., 2.500%, 08/15/15	2,895,000	3,041,950
Verizon Communications, Inc., 0.972%, 03/28/14(c)	3,005,000	3,028,217

	Shares or Principal Amount($)	Value($)

Telecommunication Services—continued
Verizon Communications, Inc., 2.000%, 11/01/16	670,000	700,485

		6,770,652

Toys/Games/Hobbies (0.7%)
Mattel, Inc., 5.625%, 03/15/13	1,765,000	1,804,141

Transportation (0.2%)
Burlington Northern Santa Fe LLC, 7.000%, 02/01/14	420,000	455,491

Total Corporate Bonds (Cost $134,871,937)		137,292,162

Municipal Bond (1.8%)
New Jersey (1.8%)
New Jersey Economic Development Authority, RB, BAB, 1.389%, 06/15/13(c)	4,930,000	4,943,952

Total Municipal Bond (Cost $4,930,000)		4,943,952

U.S. Government Agencies (5.9%)
Federal Agricultural Mortgage Corp. (1.6%)
2.000%, 07/27/16(b)	4,305,000	4,516,961

Federal Farm Credit Bank (0.1%)
0.470%, 12/19/13(b)	175,000	175,073

Federal Home Loan Mortgage Corp. (4.2%)
0.400%, 02/27/14(b)	4,215,000	4,218,773
0.850%, 02/24/16(b)	7,340,000	7,375,907

		11,594,680

Total U.S. Government Agencies (Cost $16,006,708)		16,286,714

U.S. Government Agency Mortgages (21.0%)
Federal Home Loan Mortgage Corporation (1.4%)
Pool #847276, 2.508%, 04/01/34(c)	499,858	532,766
Pool #1B7142, 2.717%, 09/01/36(c)	911,169	980,977
Pool #1G1676, 5.452%, 04/01/37(b)(c)	2,121,634	2,297,248

		3,810,991

Federal National Mortgage Association (19.6%)
Pool #555162, 4.809%, 01/01/13	233,619	233,813
Pool #555290, 4.827%, 02/01/13	1,388,643	1,393,576
Pool #873294, 5.100%, 02/01/13(b)	4,665,931	4,665,387

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Short-Term Bond Fund — concluded

	Shares or Principal Amount($)	Value($)

Federal National Mortgage Association—continued
Pool #735065, 4.457%, 08/01/13	1,206,574	1,206,440
Pool #360500, 6.255%, 09/01/13(b)	4,505,000	4,692,991
Pool #555910, 4.920%, 10/01/13(b)	2,470,064	2,512,959
Pool #958368, 4.710%, 03/01/14(b)	5,233,928	5,444,973
Pool #725877, 5.250%, 09/01/14	294,339	310,858
Pool #466534, 2.040%, 11/01/15(b)	3,605,000	3,743,625
Pool #466598, 2.180%, 11/01/15	2,055,000	2,138,722
Pool #462085, 5.315%, 11/01/15	1,673,385	1,872,028
Pool #745889, 5.970%, 08/01/16(b)	4,733,822	5,420,477
Pool #555844, 2.271%, 10/01/33(c)	319,955	341,478
Pool #822302, 2.941%, 05/01/35(c)	2,066,459	2,219,884
2.500%, TBA, 15 Year Maturity(e)	16,935,000	17,797,626

		53,994,837

Total U.S. Government Agency Mortgages (Cost $56,307,141)		57,805,828

U.S. Treasury Obligation (1.4%)
U.S. Treasury Note (1.4%)
0.500%, 07/31/17	4,000,000	3,980,312

Total U.S. Treasury Obligation (Cost $3,967,623)		3,980,312

Money Market Fund (1.8%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.05%(f)	4,986,320	4,986,320

Total Money Market Fund (Cost $4,986,320)		4,986,320

Shares or Principal Amount($)	Value($)

Total Investments (Cost $286,600,661) —105.9%	292,289,875
Liabilities in excess of other assets — (5.9)%	(16,283,573)

Net Assets — 100.0%	$276,006,302

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 9.2% of net assets as of September 30, 2012.

(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(c)	Variable or floating rate security. Rate disclosed is as of September 30, 2012.

(d)	Less than 0.05% of Net Assets.

(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(f)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

Investment Abbreviations

BAB	—	Build America Bonds
LP	—	Limited Partnership
MTN	—	Medium Term Note
RB	—	Revenue Bond
TBA	—	To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

At September 30, 2012, the Fund’s open future contracts were as follows:

Description	Position	Notional Amount	Expiration Date	Number of Contracts	Unrealized Depreciation
U.S. Treasury 5 Year Note	Short	$(7,036,630)	December 2012	57	$(67,441)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Short-Term Municipal Bond Fund

	Shares or Principal Amount($)	Value($)

Municipal Bonds (82.3%)
Florida (13.7%)
Broward County Airport System Revenue, RB, 5.000%, 10/01/15	400,000	480,152
Martin County Consolidated Utilities System Revenue, RB, 5.000%, 10/01/28, Pre-refunded 10/01/13 @ 100, AMBAC	500,000	523,800
Tampa, RB, 5.000%, 09/01/19	400,000	475,144

		1,479,096

Hawaii (4.1%)
Hawaii State, GO, 5.000%, 05/01/15	400,000	446,840

Illinois (10.2%)
Chicago IL O’Hare International Airport Revenue, RB, Series A, AMT, RB, 5.000%, 01/01/17	400,000	457,180
Illinois State, Series B, RB, 5.000%, 06/15/19	575,000	642,787

		1,099,967

Maryland (16.0%)
Maryland State, GO, 5.000%, 08/01/17, Pre-refunded 08/01/15 @ 100	1,000,000	1,130,900
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23	500,000	591,050

		1,721,950

Michigan (7.5%)
Michigan Finance Authority, Series B, RB, 5.000%, 07/01/23	750,000	806,595

New Jersey (11.7%)
New Jersey Economic Development Authority, RB, 5.000%, 06/15/20	300,000	345,960
New Jersey Higher Education Student Assistance Authority, AMT, RB, 4.000%, 12/01/17	400,000	430,636
New Jersey State Turnpike Authority, Series B, RB, 5.000%, 01/01/19	400,000	485,188

		1,261,784

	Shares or Principal Amount($)	Value($)

New York (4.1%)
Metropolitan Transportation Authority, Series D, RB, 4.000%, 11/15/15	400,000	441,032

Ohio (4.3%)
Columbus, Series A, GO, 3.000%, 02/15/14	450,000	466,501

Oklahoma (4.0%)
Oklahoma City, GO, 4.000%, 03/01/15	400,000	434,752

Tennessee (3.9%)
Hamilton County, Series A, GO, 4.000%, 01/01/14	400,000	418,728

Texas (2.8%)
Dallas, GO, 5.000%, 02/15/13	300,000	305,499

Total Municipal Bonds (Cost $8,733,306)		8,882,744

Money Market Fund (16.8%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.03%(a)	1,808,467	1,808,467

Total Money Market Fund (Cost $1,808,467)		1,808,467

Total Investments (Cost $10,541,773) — 99.1%		10,691,211
Other assets in excess of liabilities — 0.9%		99,479

Net Assets — 100.0%		$10,790,690

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

Investment Abbreviations

AMBAC	—	Security guaranteed by American Municipal Bond Assurance Corporation
AMT	—	Income subject to Alternative Minimum Tax
GO	—	General Obligation
RB	—	Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Short-Term U.S. Treasury Securities Fund

	Shares or Principal Amount($)	Value($)

U.S. Treasury Obligations (101.5%)
U.S. Treasury Notes (101.5%)
1.375%, 01/15/13	1,930,000	1,936,936
3.125%, 04/30/13	1,580,000	1,607,157
1.125%, 06/15/13	3,525,000	3,548,410
2.000%, 11/30/13	1,395,000	1,423,989
0.375%, 11/15/14	1,000,000	1,002,422
2.375%, 02/28/15	720,000	756,225
2.500%, 04/30/15	3,205,000	3,387,284
1.750%, 07/31/15	1,795,000	1,867,922
0.750%, 06/30/17	750,000	755,684

Total U.S. Treasury Obligations (Cost $16,113,742)		16,286,029

	Shares or Principal Amount($)	Value($)

Money Market Fund (0.2%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(a)	36,610	36,610

Total Money Market Fund (Cost $36,610)		36,610

Total Investments (Cost $16,150,352) — 101.7%		16,322,639
Liabilities in excess of other assets — (1.7)%		(268,946)

Net Assets — 100.0%		$16,053,693

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Total Return Bond Fund

	Shares or Principal Amount($)	Value($)

Asset-Backed Securities (1.8%)
Credit Card (0.2%)
Cabela’s Master Credit Card Trust, Series 2012-1A, Cl A1, 1.630%, 02/18/20(a)	3,117,000	3,198,009

Home Equity (0.8%)
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Cl M1, 0.647%, 07/25/35(b)	4,681,812	4,345,283
HSBC Home Equity Loan Trust, Series 2005-1, Cl M, 0.749%, 01/20/34(b)	1,997,338	1,876,189
HSBC Home Equity Loan Trust, Series 2006-2, Cl A1, 0.383%, 03/20/36(b)	3,720,889	3,634,207

		9,855,679

Manufactured Housing (0.4%)
Newcastle Investment Trust, Series 2010-MH1, Cl M1, 6.000%, 07/10/35(a)	4,560,000	4,831,247

Other (0.4%)
Dominos Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(a)	4,678,645	5,215,758

Total Asset-Backed Securities (Cost $21,947,733)		23,100,693

Collateralized Mortgage Obligations (9.7%)
Agency Collateralized Mortgage Obligations (5.4%)
Federal Home Loan Mortgage Corporation (2.9%)
Series 3768, Cl CB, 3.500%, 12/15/25	2,207,874	2,407,766
Series 3774, Cl EW, 3.500%, 12/15/25	2,443,855	2,661,837
Series 3800, Cl CB, 3.500%, 02/15/26	2,659,000	2,911,515
Series 3806, Cl L, 3.500%, 02/15/26	8,004,442	8,740,610
Series 3829, Cl BE, 3.500%, 03/15/26	3,509,000	3,812,978
Series 3841, Cl GW, 3.500%, 04/15/26	150,000	162,668
Series 3877, Cl LM, 3.500%, 06/15/26	1,412,000	1,536,682

	Shares or Principal Amount($)	Value($)

Federal Home Loan Mortgage Corporation—continued
Series 3942, Cl KB, 3.000%, 10/15/26	4,411,556	4,659,446
Series 3950, Cl YB,, 3.000%, 11/15/26	1,418,603	1,498,872
Series 3978, Cl B, 3.000%, 12/15/26	4,636,000	4,895,843
Series 4034, Cl B, 3.500%, 04/15/27	1,653,521	1,780,298
Series 4065, Cl CL, 3.000%, 06/15/27	1,902,575	2,004,804

		37,073,319

Federal National Mortgage Association (2.2%)
Series 2010-144, Cl YB, 3.000%, 12/25/25	6,445,471	6,810,858
Series 2011-124, Cl BC, 3.500%, 12/25/21	2,183,370	2,429,720
Series 2011-36, Cl DB, 3.000%, 05/25/26	5,892,120	6,220,470
Series 2011-44, Cl EB, 3.000%, 05/25/26	5,208,000	5,480,014
Series 2011-46, Cl B, 3.000%, 05/25/26	1,741,000	1,838,040
Series 2012-17, Cl BC, 3.500%, 03/25/27	4,538,240	4,944,816

		27,723,918

Government National Mortgage Association (0.3%)
Series 2011-17, Cl B, 4.000%, 02/16/26	900,232	1,018,477
Series 2012-13, Cl VK, 3.500%, 01/20/25	2,915,100	3,228,016

		4,246,493

		69,043,730

Agency Collateralized Planned Amortization Class Mortgage Obligations (0.8%)
Federal Home Loan Mortgage Corporation (0.7%)
Series 3762, Cl BV, 4.000%, 10/15/29	1,563,000	1,717,274
Series 3763, Cl VQ, 4.000%, 07/15/27	991,000	1,098,855
Series 3769, Cl PN, 3.500%, 12/15/25	1,335,000	1,458,907
Series 3959, Cl PB, 3.000%, 11/15/26	4,683,638	4,954,132

		9,229,168

Federal National Mortgage Association (0.1%)
Series 2011-89, Cl BT, 3.500%, 09/25/26	600,000	643,969

		9,873,137

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Commercial Mortgage Backed Securities (3.5%)
Banc of America Commercial Mortgage, Inc. (0.6%)
Series 2005-3, Cl A3B, 5.090%, 07/10/43(b)	3,987,000	4,207,401
Series 2005-6, Cl AM, 5.364%, 09/10/47(b)	3,377,000	3,770,404

		7,977,805

GS Mortgage Securities Corp. II (0.6%)
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(a)	7,355,000	7,944,165

JP Morgan Chase Commercial Mortgage Securities Corp. (0.3%)
Series 2005-LDP3, Cl A4B, 4.996%, 08/15/42(b)	1,796,000	1,958,703
Series 2010-C2, Cl C, 5.713%, 11/15/43(a)(b)	2,247,000	2,560,045

		4,518,748

LB-UBS Commercial Mortgage Trust (0.5%)
Series 2005-C3, Cl AM, 4.794%, 07/15/40	2,100,000	2,257,141
Series 2006-C1, Cl AM, 5.217%, 02/15/31(b)	3,280,000	3,617,686

		5,874,827

Merrill Lynch Mortgage Trust (0.0%)(c)
Series 2005-LC1, Cl AM, 5.265%, 01/12/44(b)	304,000	336,463

Morgan Stanley Capital I Trust 2011-C2 (0.3%)
Series 2011-C2, Cl A3, 4.210%, 06/15/44(a)	2,893,000	3,253,199

Morgan Stanley Reremic Trust (0.2%)
Series 2010-HQ4B, Cl A7A, 4.970%, 04/16/40(a)	2,900,000	3,059,306

RBSCF Trust (0.5%)
Series 2010-RR3, Cl MS4A, 4.970%, 04/16/40(a)(b)	5,960,000	6,309,620

Wachovia Bank Commercial Mortgage Trust (0.5%)
Series 2005-C20, Cl AMFX, 5.179%, 07/15/42(b)	2,175,000	2,387,889
Series 2005-C21, Cl AM, 5.413%, 10/15/44(b)	3,142,000	3,494,997

		5,882,886

		45,157,019

Total Collateralized Mortgage Obligations (Cost $113,987,635)		124,073,886

	Shares or Principal Amount($)	Value($)

Bank Loans (6.1%)
Aerospace/Defense (0.2%)
AWAS Finance Luxembourg 2012 S.A., New Term Loan, 5.750%, 07/16/18(a)(b)(d)	95,000	95,000
Fly Funding II S.A.R.L., Term Loan, 6.750%, 08/08/18(a)(b)	150,000	149,562
Huntington Ingalls Industries, Inc., Term Loan A, 2.750%, 03/30/16(a)(b)	973,684	963,947
Sequa Corp., Term Loan, 3.690%-3.720%, 12/03/14(a)(b)	500,000	498,000
Six3 Systems, Inc., Term Loan B, 09/20/19(a)(b)(d)(e)	145,000	143,550
TASC, Inc., New Term Loan B, 4.500%, 12/18/15(a)(b)	313,413	312,708

		2,162,767

Auto Manufacturers (0.1%)
Delphi Corp., Term Loan B, 3.500%, 03/31/17(a)(b)	1,000,000	1,001,670
Navistar International, Tranche B Term Loan, 7.000%, 08/17/17(a)(b)	190,000	191,900

		1,193,570

Auto Parts & Equipment (0.1%)
Allison Transmission, Inc., Extended Term Loan B2, 3.720%, 08/07/17(a)(b)	1,504,238	1,504,990
Tomkins LLC, New Term Loan B, 4.250%, 09/29/16(a)(b)	497,468	498,503

		2,003,493

Chemicals (0.2%)
Ascend Performance Materials LLC, Term Loan B, 6.750%, 04/10/18(a)(b)	352,863	351,540
Ashland, Inc., Term Loan B, 3.750%, 08/23/18(a)(b)	371,993	374,232

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Chemicals—continued
Huntsman International LLC, Extended Term Loan B, 2.800%, 04/19/17(a)(b)	494,949	494,064
Ineos US Finance LLC, 6 year Term Loan, 6.500%, 05/04/18(a)(b)	890,525	898,985
Nexeo Solutions LLC, Term Loan B, 5.000%, 09/08/17(a)(b)	183,713	181,339
Styron S.A.R.L. LLC, New Term Loan B, 8.000%, 08/02/17(a)(b)(d)	483,949	462,912
Taminco Global Chemical Corp., Term Loan B1, 5.250%, 02/15/19(a)(b)	99,500	100,402

		2,863,474

Commercial Services (0.2%)
Acosta, Inc., Term Loan C, 5.750%, 03/01/18(a)(b)	54,863	54,931
ADS Waste Holdings, Term Loan B, 09/11/19(a)(b)(d)(e)	145,000	145,635
AlixPartners LLP, Term Loan B2, 6.500%, 06/28/19(a)(b)	179,550	181,645
Cengage Learning Acquisitions, Inc., Non Extended Term Loan, 2.470%, 07/03/14(a)(b)	382,984	364,555
Corporate Executive Board Co. (The), Term Loan B, 5.000%, 07/02/19(a)(b)	75,000	75,188
CPM Holdings, Inc., 1st Lien Term Loan, 6.250%, 08/29/17(a)(b)	55,000	54,863
Genpact International, Inc., Term Loan, 4.250%, 08/30/19(a)(b)	285,000	285,713
Harland Clarke Holdings, Tranche B-2 TL, 5.470%, 06/30/17(a)(b)	160,000	143,200
Hertz Corp. (The), Term Loan B, 3.750%, 03/09/18(a)(b)	497,475	495,679
Infor (US), Inc., Term Loan B2, 5.250%, 04/05/18(a)(b)(d)	295,000	295,737

	Shares or Principal Amount($)	Value($)

Commercial Services—continued
Moneygram International, Inc., Term Loan B, 4.250%, 11/20/17(a)(b)	340,000	339,007
Walter Energy, Inc., Term Loan B, 4.000%, 04/02/18(a)(b)	477,558	474,874
WestCorp, Term Loan B6, 5.750%, 06/29/18(a)(b)	279,300	282,674

		3,193,701

Consumer Discretionary (0.1%)
Collective Brands Finance, Inc., Term Loan, 09/19/19(a)(b)(d)(e)	180,000	180,338
Collective Brands Finance, Inc., Term Loan A, 2.970%, 08/18/14(a)(b)	497,382	496,915

		677,253

Consumer Staples (0.0%)(c)
Serta Simmons Holdings LLC, Term Loan, 6.000%, 09/19/19(a)(b)(d)	385,000	383,144

Diversified Financial Services (0.2%)
Affinion Group, Inc., Term Loan B, 5.000%, 07/16/15(a)(b)	497,453	454,364
American Capital Holdings, Inc., New Term Loan, 5.500%, 07/19/16(a)(b)	210,000	210,000
First Data Corp., Non-Extended Term Loan B2, 09/24/14(a)(b)(d)(e)	538	536
First Data Corp., Add-on Term Loan, 5.220%, 09/30/18(a)(b)(d)	25,000	24,521
New Breed Logistics, Inc., Term Loan B, 09/20/19(a)(b)(d)(e)	145,000	144,456
Nuveen Investments, Inc., Extended 1st Lien Term Loan, 5.860%-5.95%, 05/13/17(a)(b)	80,000	79,434
Oberthur Technologies Holding SAS, Term Loan B, 6.250%, 03/30/19(a)(b)	245,000	241,631

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Diversified Financial Services—continued
Springleaf Financial Funding Co., Term Loan, 5.500%, 05/10/17(a)(b)	950,000	929,338

		2,084,280

Electric (0.1%)
Aeroflex, Inc., Term Loan B, 5.750%, 05/09/18(a)(b)	215,643	215,065
Calpine Corp., New Term Loan, 09/27/19(a)(b)(d)(e)	235,000	233,825
Calpine Corp., New Term Loan, 4.500%, 04/02/18(a)(b)	994,950	995,885
NRG Energy, Inc., New Term Loan B, 4.000%, 07/02/18(a)(b)	497,481	499,346

		1,944,121

Electronics (0.0%)(c)
Blackboard, Inc., Term Loan B, 10/04/18(a)(b)(d)(e)	109,724	110,513

Energy (0.0%)(c)
Chesapeake Energy Corp., Unsecured Term Loan, 8.500%, 12/01/17(a)(b)	550,000	551,403

Entertainment (0.2%)
AMC Networks, Inc., Term Loan B, 4.000%, 12/31/18(a)(b)	497,481	497,481
Caesars Entertainment Operating Co., Term Loan B3, 01/28/15(a)(b)(d)(e)	34,913	33,815
Caesars Entertainment Operating Co., Term Loan B2, 3.220%, 01/28/15(a)(b)(d)	570,000	552,085
Cannery Casino Resorts LLC, New Term Loan B, 6.000%, 09/25/18(a)(b)(d)	90,000	89,888
CCM Merger, Inc., New Term Loan B, 6.000%, 03/01/17(a)(b)	147,521	148,996

	Shares or Principal Amount($)	Value($)

Entertainment—continued
Live Nation Entertainment, Inc., Term Loan B, 4.500%, 11/07/16(a)(b)	34,913	35,014
Mediacom Illinois LLC, Tranche C Term Loan, 1.690%, 01/30/15(a)(b)	74,802	72,745
Peninsula Gaming LLC, Term Loan B, 08/03/17(a)(b)(d)(e)	115,000	116,654
SeaWorld Parks & Entertainment, Inc., Term Loan B, 4.000%, 08/17/17(a)(b)	482,547	483,855
Seven Seas Cruises, Term Loan B, 6.250%, 12/21/18(a)(b)	150,000	150,562
WaveDivision Holdings LLC, New Term Loan B, 08/09/19(a)(b)(d)(e)	75,000	75,795

		2,256,890

Food (0.1%)
Aramark Corp., Non-Extended Synthetic Letter of Credit, 2.090%, 01/27/14(a)(b)	39,441	39,272
Aramark Corp., Non-Extended Term Loan B3, 2.240%, 01/27/14(a)(b)	460,559	458,583
Blue Buffalo, Term Loan B, 6.500%, 08/08/19(a)(b)	165,000	165,000
Brasa Holdings, Term Loan, 7.500%, 07/19/19(a)(b)	80,000	80,000
Burger King Corp., New Term Loan B, 3.750%, 09/27/19(a)(b)(d)	80,000	80,000
Landry’s, Inc., Term Loan B, 6.500%-7.500%, 04/24/18(a)(b)	502,276	509,393
Wendy’s International, Inc., Term Loan B, 4.750%, 05/15/19(a)(b)	190,000	191,307

		1,523,555

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Health Care (0.6%)
Alkermes, Inc., Term Loan A, 09/18/16(a)(b)(d)(e)	70,000	70,000
Alkermes, Inc., Term Loan B, 09/18/19(a)(b)(d)(e)	70,000	70,263
Aptalis Pharma, Inc., Term Loan B, 5.500%, 02/10/17(a)(b)	497,468	497,001
Bausch & Lomb, Inc., Term Loan B, 5.250%, 05/17/19(a)(b)	678,300	685,226
Community Health Systems, Inc., Extended Term Loan, 3.920%, 01/25/17(a)(b)	119,897	120,309
Convatec, Inc., Term Loan, 12/22/16(a)(b)(d)(e)	30,000	30,033
DaVita, Inc., Term Loan B2, 09/02/19(a)(b)(d)(e)	570,000	570,405
Drumm Investors LLC, Term Loan, 5.000%, 05/04/18(a)(b)	382,718	368,048
HCA, Inc., Extended Term Loan B2, 3.610%, 03/31/17(a)(b)	500,000	500,470
Hologic, Inc., Term Loan A, 3.220%, 08/01/17(a)(b)	100,000	99,781
Hologic, Inc., Term Loan B, 4.500%, 08/01/19(a)(b)	280,000	283,268
Inc Research, Inc., Term Loan B, 7.000%, 07/12/18(a)(b)	497,481	501,212
Onex Carestream Finance LP, Term Loan B, 5.000%, 02/25/17(a)(b)	994,751	985,221
RPI Finance Trust, Term Loan Tranche 2, 4.000%, 05/09/18(a)(b)	1,940,176	1,945,997
RPI Finance Trust, Incremental Tranche 2, 4.000%, 11/09/18(a)(b)	154,329	155,197
Warner Chilcott Co. LLC, New Term Loan B2, 4.250%, 03/15/18(a)(b)	104,659	104,725
Warner Chilcott Corp., New Term Loan B1, 4.250%, 03/15/18(a)(b)	209,319	209,451

	Shares or Principal Amount($)	Value($)

Health Care—continued
Warner Chilcott Corp., Incremental Term Loan B1, 4.250%, 03/15/18(a)(b)	79,491	79,541
WC Luxco S.A.R.L., New Term Loan B3, 4.250%, 03/15/18(a)(b)	143,907	143,997

		7,420,145

Healthcare-Services (0.1%)
Par Pharmaceutical Cos., Inc., Term Loan B, 5.000%, 09/30/19(a)(b)(d)	315,000	314,291
Truven Health Analytics, Inc., Term Loan B, 6.750%, 06/06/19(a)(b)	74,813	75,350
Valeant Pharmaceuticals International, Inc., Add-On Term Loan B, 4.750%, 02/13/19(a)(b)	497,500	498,744
Valeant Pharmaceuticals International, Inc., Series C, Series C Tranche B, 09/27/19(a)(b)(d)(e)	85,000	85,043
Valeant Pharmaceuticals International, Inc., Series D, Series D Tranche B, 02/27/19(a)(b)(d)(e)	90,000	90,197

		1,063,625

Information Technology (0.1%)
CDW LLC, Extended Term Loan, 4.000%, 07/14/17(a)(b)	1,000,000	985,000
Flextronics International Ltd., Term Loan A, 2.470%, 10/01/14(a)(b)	696,857	693,519
Shield Finance Co., S.A.R.L., New Term Loan B, 6.500%, 05/10/19(a)(b)	199,500	199,999
SS&C Technologies, Inc., Term Loan B-1, 5.000%, 06/07/19(a)(b)	126,516	127,624
SS&C Technologies, Inc., Term Loan B-2, 5.000%, 06/07/19(a)(b)	13,088	13,202

		2,019,344

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Insurance (0.2%)
Asurion LLC, New 1st Lien Term Loan, 5.500%, 05/24/18(a)(b)	2,065,000	2,076,626
CNO Financial Group, Inc., New Term Loan B1, 09/20/16(a)(b)(d)(e)	95,000	95,143
CNO Financial Group, Inc., Term Loan B2, 09/20/18(a)(b)(d)(e)	40,000	40,100
USI Holdings Corp., New Incremental Term Loan, 5.750%, 05/05/14(a)(b)	39,900	39,900

		2,251,769

Lodging (0.0%)(c)
Las Vegas Sands LLC, Delayed Draw Term Loan, 1.720%, 05/23/14(a)(b)	16,131	16,101
Las Vegas Sands LLC, Term Loan B, 1.720%, 05/23/14(a)(b)	78,630	78,483
Las Vegas Sands LLC, Extended Term Loan B, 2.720%, 11/23/16(a)(b)	33,223	33,057
Las Vegas Sands LLC, Extended Delayed Draw Term Loan, 2.720%, 11/23/16(a)(b)	6,677	6,644
Seminole Tribe of Florida, Delayed Draw Term Loan B3, 1.862%, 03/05/14(a)(b)	13,906	13,864
Seminole Tribe of Florida, Delayed Draw Term Loan B1, 1.862%, 03/05/14(a)(b)	9,703	9,673
Seminole Tribe of Florida, Delayed Draw Term Loan B2, 1.862%, 03/05/14(a)(b)	35,036	34,931

		192,753

Media (0.6%)
Alpha D2 Ltd., New Term Loan B, 5.750%, 04/28/17(a)(b)	298,500	301,112
CCO Holdings LLC, 3rd Lien Term Loan, 2.721%, 09/05/14(a)(b)	55,000	54,809

	Shares or Principal Amount($)	Value($)

Media—continued
Charter Communications Operating LLC, Term Loan D, 4.000%, 05/15/19(a)(b)	2,985,000	2,995,567
Gray Television, Inc., Term Loan B, 3.740%, 12/31/14(a)(b)	994,778	992,599
Mediacom Broadband LLC, Tranche F Term Loan, 4.500%, 10/23/17(a)(b)	497,455	494,137
Mediacom Communications Corp., Term Loan G, 4.000%, 01/08/20(a)(b)	530,000	524,700
San Juan Cable Holdings LLC, New Term Loan B, 6.000%, 06/09/17(a)(b)	497,481	495,929
Syniverse Holdings, Inc., New Term Loan, 5.000%, 04/23/19(a)(b)	284,288	284,643
Univision Communications, Inc., Initial Term Loan, 2.216%, 09/29/14(a)(b)	399,727	398,228
Van Wagner Communications LLC, Term Loan, 8.250%, 08/03/18(a)(b)	285,000	288,030
Village Roadshow Ltd., Term Loan A2, 5.500%, 05/27/15(b)(f)	345,625	343,465
WideOpenWest Finance LLC, Term Loan, 6.250%, 07/17/18(a)(b)	264,338	266,254

		7,439,473

Metals (0.1%)
Arch Coal, Inc., Term Loan B, 5.750%, 05/16/18(a)(b)	224,438	225,952
Essar Steel Algoma, ABL Term Loan, 8.750%, 09/12/14(a)(b)	105,000	105,263
Schaeffler AG, Term Loan C2, 02/28/17(a)(b)(d)(e)	1,000,000	1,009,380

		1,340,595

Mining (0.1%)
Novelis, Inc., Term Loan, 4.000%, 03/10/17(a)(b)	795,444	794,848

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Miscellaneous Manufacturer (0.1%)
Sensata Technologies Finance Co. LLC, Term Loan, 4.000%, 05/11/18(a)(b)	497,481	499,347
Wabash National Corp., Term Loan B, 6.000%, 05/02/19(a)(b)	218,701	220,887

		720,234

Oil & Gas (0.4%)
Energy Transfer Equity, L.P., New Term Loan B, 3.750%, 03/24/17(a)(b)	3,000,000	2,997,870
Frac Tech International LLC, Term Loan B, 6.250%-8.500%, 05/06/16(a)(b)	847,253	814,880
MEG Energy Corp., New Term Loan B, 4.000%, 03/16/18(a)(b)	994,975	997,771

		4,810,521

Packaging & Containers (0.1%)
Berry Plastics Holding Corp., Term Loan C, 2.216%, 04/03/15(a)(b)	552,223	548,391
Consolidated Container Co. LLC, New Term Loan, 6.250%, 07/03/19(a)(b)	90,577	91,540
Reynolds Group Holdings, Inc., New Dollar Term Loan, 09/20/18(a)(b)(d)(e)	235,000	235,754

		875,685

Real Estate (0.3%)
CB Richard Ellis Services, Inc., Term Loan D, 3.721%, 09/04/19(a)(b)	992,462	992,045
Istar Financial, Inc., Add on Term Loan A1, 5.250%, 03/18/16(a)(b)	2,187,628	2,194,738
Realogy Corp., Extended Letter of Credit, 4.464%, 10/10/16(a)(b)	36,187	35,689
Realogy Corp., Extended Term Loan, 4.478%, 10/10/16(a)(b)	463,631	457,256

		3,679,728

	Shares or Principal Amount($)	Value($)

Retail (0.5%)
Ascena Retail Group, Inc., Term Loan B, 4.750%, 06/14/18(a)(b)	114,713	115,286
BJ’s Wholesale Club, Inc., New 1st Lien Term Loan, 5.750%, 09/20/19(a)(b)(d)	90,000	90,338
Capital Automotive L.P., New Term Loan B, 5.250%, 03/10/17(a)(b)	2,876,032	2,892,799
Evergreen Acqco 1 LP, Term Loan B, 6.250%, 07/09/19(a)(b)	114,713	115,681
Gymboree Corp. (The), Initial Term Loan, 5.000%, 02/23/18(a)(b)	310,338	302,142
Harbor Freight Tools USA, Inc., Term Loan B, 5.500%, 11/14/17(a)(b)	100,000	100,354
J Crew Group, Inc., New Term Loan B, 4.750%, 03/07/18(a)(b)	497,481	495,705
Jo-Ann Stores, Inc., Term Loan, 4.750%, 03/16/18(a)(b)	402,673	402,673
Party City Holdings, Inc., New Term Loan B, 5.750%, 07/26/19(a)(b)	285,000	288,349
Petco Animal Supplies, Inc., New Term Loan, 4.500%, 11/24/17(a)(b)	500,000	501,565
Pilot Travel Centers LLC, Term Loan B2 Add-On, 4.250%, 08/07/19(a)(b)	110,000	110,687
Toys ‘R’ Us-Delaware, Inc., Term Loan B3, 5.250%, 05/25/18(a)(b)(d)	528,750	518,836
Wilton Brands, LLC, Term Loan B, 7.500%, 08/30/18(a)(b)	95,000	95,475

		6,029,890

Semiconductors (0.0%)(c)
Freescale Semiconductor, Inc., Extended Term Loan B, 4.481%, 12/01/16(a)(b)	380,000	370,739

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Telecommunication Services (1.0%)
Avaya, Inc., Non Extended Term Loan B1, 3.177%, 10/24/14(a)(b)	497,364	482,354
Cequel Communications LLC, Term Loan B, 4.000%-5.250%, 02/14/19(a)(b)(d)	2,089,749	2,096,708
Crown Castle International Corp., Term Loan B, 4.000%, 01/31/19(a)(b)	1,089,749	1,091,002
CSC Holdings, Inc., Incremental B-2 Term Loan, 1.966%, 03/29/16(a)(b)	862,019	861,614
CSC Holdings, Inc., Extended Term Loan A4, 2.488%, 12/30/16(a)(b)	870,000	866,737
Integra Telecom, Inc., New Term Loan B, 9.250%, 04/15/15(a)(b)	497,455	494,555
Intelsat Jackson Holdings Ltd., Term Loan, 3.221%, 02/03/14(a)(b)	2,000,000	1,985,000
Intelsat Jackson Holdings Ltd., Term Loan B1, 4.750%, 04/02/18(a)(b)(d)	375,000	376,054
Kabel Deutschland GMBH, Term Loan F, 4.250%, 02/01/19(a)(b)	1,000,000	1,001,670
Level 3 Financing, Inc., Term Loan, 4.750%, 08/01/19(a)(b)(d)	380,000	380,000
Level 3 Financing, Inc., Term Loan B, 5.250%, 08/01/19(a)(b)	1,610,000	1,617,052
MetroPCS Wireless, Inc., New Term Loan B3, 4.000%, 03/16/18(a)(b)	497,473	497,005
UPC Financing Partnership, Term Loan T, 3.731%, 12/30/16(a)(b)	485,660	483,634
UPC Financing Partnership, New Term Loan, 4.750%, 12/29/17(a)(b)	1,000,000	1,004,000

		13,237,385

	Shares or Principal Amount($)	Value($)

Telecommunications (0.3%)
SBA Finance, Add on Term Loan, 3.750%, 09/20/19(a)(b)(d)	45,000	45,131
Vodafone Americas Finance 2, PIK Term Loan, 6.875%, 08/11/15(b)(f)	3,000,000	3,090,000
Windstream Corp., Term Loan B3, 4.000%, 08/08/19(a)(b)	109,725	110,059
Zayo Bandwidth LLC, Term Loan B, 7.125%, 07/02/19(a)(b)	548,625	553,085

		3,798,275

Transportation (0.0%)(c)
August LuxUK Holding Co., S.A.R.L., Luxco Term Loan, 6.250%, 04/27/18(a)(b)	56,521	57,086
August U.S. Holding Co., Inc., Term Loan B, 6.250%, 04/27/18(a)(b)	43,479	43,914
Avis Budget Car Rental LLC, Add on Term Loan C, 03/15/19(a)(b)(d)(e)	60,000	60,600

		161,600

Utilities (0.1%)
AES Corp., New Term Loan, 4.250%, 06/01/18(a)(b)	899,950	904,071
NGPL PipeCo LLC, Term Loan B, 6.750%, 09/15/17(a)(b)	390,000	396,989

		1,301,060

Total Bank Loans (Cost $77,895,145)		78,455,833

Corporate Bonds (23.2%)
Aerospace/Defense (0.6%)
Boeing Co. (The), 5.125%, 02/15/13	1,802,000	1,833,663
Raytheon Co., 1.400%, 12/15/14	2,593,000	2,634,262
United Technologies Corp., 3.100%, 06/01/22	3,331,000	3,549,594

		8,017,519

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Auto Manufacturers (0.4%)
Daimler Finance N.A. LLC, 3.875%, 09/15/21(a)	1,932,000	2,099,062
Volkswagen International Finance, 2.375%, 03/22/17(a)	2,282,000	2,369,857

		4,468,919

Banks (0.7%)
HSBC Bank PLC, 3.100%, 05/24/16(a)	1,206,000	1,270,867
HSBC Bank PLC, 3.500%, 06/28/15(a)	2,196,000	2,329,813
Northern Trust Corp., 5.200%, 11/09/12	1,783,000	1,791,708
Wells Fargo & Co., 1.250%, 02/13/15, MTN	3,679,000	3,722,828

		9,115,216

Beverages (0.8%)
Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22	4,337,000	4,398,429
Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/12	1,933,000	1,934,653
Diageo Capital PLC, 5.200%, 01/30/13	1,123,000	1,140,470
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	3,215,000	3,362,765

		10,836,317

Biotechnology (0.0%)(c)
Life Technologies Corp., 5.000%, 01/15/21	493,000	559,519

Chemicals (0.5%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	1,162,000	1,176,769
Praxair, Inc., 1.750%, 11/15/12	3,287,000	3,292,164
Praxair, Inc., 4.625%, 03/30/15	2,271,000	2,498,034

		6,966,967

Commercial Services (0.4%)
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	1,483,000	1,527,438
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	1,663,000	1,890,866
ERAC USA Finance LLC, 5.600%, 05/01/15(a)	1,184,000	1,300,340

		4,718,644

	Shares or Principal Amount($)	Value($)

Computers (0.7%)
IBM Corp., 0.875%, 10/31/14	6,104,000	6,158,784
IBM Corp., 4.000%, 06/20/42	2,300,000	2,508,596

		8,667,380

Diversified Financial Services (2.6%)
American Express Credit Corp., 2.375%, 03/24/17, MTN	2,003,000	2,106,853
CME Group, Inc., 5.400%, 08/01/13	1,230,000	1,280,874
CME Group, Inc., 5.750%, 02/15/14	1,428,000	1,526,715
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	3,287,000	3,588,493
General Electric Capital Corp., Series A, 7.125%(b)(g)	1,400,000	1,560,188
General Electric Capital Corp., Series B, 6.250%(b)(g)	4,700,000	4,960,991
John Deere Capital Corp., 1.250%, 12/02/14, MTN	2,195,000	2,229,431
Lazard Group LLC, 7.125%, 05/15/15	1,781,000	1,964,101
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	1,894,000	1,944,958
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	2,187,000	2,352,849
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	2,900,000	2,956,704
TIAA Global Markets, Inc., 5.125%, 10/10/12(a)	1,572,000	1,573,416
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	970,000	1,034,927
Woodside Finance Ltd., 4.600%, 05/10/21(a)	3,559,000	3,906,590

		32,987,090

Electric (0.7%)
Alabama Power Co., 5.800%, 11/15/13	1,240,000	1,313,228
Dominion Resources, Inc., 1.950%, 08/15/16	699,000	722,450
Duke Energy Carolinas LLC, 4.300%, 06/15/20	525,000	605,216
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,601,000	1,905,502

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Electric—continued
Georgia Power Co., 6.000%, 11/01/13	704,000	744,855
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,792,000	2,292,644
Southern California Edison Co., 5.750%, 03/15/14	1,083,000	1,165,204

		8,749,099

Electronics (0.1%)
Thermo Fisher Scientific, Inc., 2.250%, 08/15/16	925,000	960,088

Food (0.3%)
Kellogg Co., 4.250%, 03/06/13	1,406,000	1,428,715
Kraft Foods, Inc., 6.500%, 02/09/40	1,596,000	2,161,832
Kroger Co. (The), 7.500%, 01/15/14	763,000	828,952

		4,419,499

Healthcare-Products (0.4%)
Becton Dickinson and Co., 3.250%, 11/12/20	573,000	618,024
Covidien International Finance SA, 6.000%, 10/15/17	2,189,000	2,690,844
Stryker Corp., 2.000%, 09/30/16	1,433,000	1,493,978

		4,802,846

Healthcare-Services (0.4%)
Roche Holdings, Inc., 7.000%, 03/01/39(a)	3,147,000	4,742,246

Household Products/Wares (0.1%)
Clorox Co. (The), 3.050%, 09/15/22	1,334,000	1,360,233

Insurance (1.0%)
Berkshire Hathaway, Inc., 3.200%, 02/11/15	3,848,000	4,081,831
Berkshire Hathaway, Inc., 4.600%, 05/15/13	1,601,000	1,643,374
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(a)	1,189,000	1,214,198
Nationwide Financial Services, Inc., 5.375%, 03/25/21(a)	2,977,000	3,150,922

	Shares or Principal Amount($)	Value($)

Insurance—continued
OneBeacon U.S. Holdings, Inc., 5.875%, 05/15/13	706,000	722,710
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(a)	1,608,000	2,208,077

		13,021,112

Internet (0.1%)
eBay, Inc., 2.600%, 07/15/22	1,502,000	1,512,509

Machinery-Diversified (0.3%)
Deere & Co., 3.900%, 06/09/42	3,171,000	3,280,016

Media (1.1%)
Comcast Corp., 3.125%, 07/15/22	2,312,000	2,398,534
Comcast Corp., 4.650%, 07/15/42	3,020,000	3,230,219
Thomson Reuters Corp., 5.950%, 07/15/13	293,000	305,357
Time Warner Cable, Inc., 5.850%, 05/01/17	4,758,000	5,667,520
Time Warner Cable, Inc., 8.250%, 02/14/14	1,468,000	1,615,609
Time Warner, Inc., 6.200%, 03/15/40	492,000	612,575

		13,829,814

Mining (1.0%)
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	721,000	804,993
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	1,708,000	1,984,725
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	1,083,000	1,285,129
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	2,260,000	2,288,966
Kinross Gold Corp., 5.125%, 09/01/21	3,194,000	3,304,167
Newmont Mining Corp., 6.250%, 10/01/39	3,075,000	3,632,867

		13,300,847

Miscellaneous Manufacturer (0.9%)
3M Co., 1.375%, 09/29/16	1,432,000	1,469,272
General Electric Co., 5.000%, 02/01/13	4,750,000	4,822,376

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Miscellaneous Manufacturer—continued
General Electric Co., 5.250%, 12/06/17	1,394,000	1,649,357
Illinois Tool Works, Inc., 6.250%, 04/01/19	1,865,000	2,347,169
Siemens Financieringsmat, 6.125%, 08/17/26(a)	1,091,000	1,433,656

		11,721,830

Office/Business Equipment (0.2%)
Xerox Corp., 6.350%, 05/15/18	1,996,000	2,343,468

Oil & Gas (1.3%)
BP Capital Markets PLC, 2.248%, 11/01/16	3,026,000	3,167,602
Ensco PLC, 4.700%, 03/15/21	2,483,000	2,804,469
Phillips 66, 4.300%, 04/01/22(a)	2,371,000	2,595,903
Shell International Finance BV, 6.375%, 12/15/38	5,089,000	7,329,178
Statoil ASA, 3.125%, 08/17/17	427,000	467,864

		16,365,016

Oil & Gas Services (0.6%)
Baker Hughes, Inc., 5.125%, 09/15/40	1,869,000	2,290,871
Schlumberger Investment SA, 3.300%, 09/14/21(a)	2,234,000	2,378,868
Weatherford International Ltd., 5.125%, 09/15/20	1,527,000	1,669,388
Weatherford International Ltd., 6.500%, 08/01/36	1,465,000	1,573,412

		7,912,539

Pharmaceuticals (1.0%)
Abbott Laboratories, 5.600%, 11/30/17	3,702,000	4,543,046
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	2,412,000	2,969,384
Novartis Securities Investment Ltd., 5.125%, 02/10/19	1,305,000	1,568,114
Schering-Plough Corp., 6.550%, 09/15/37	1,797,000	2,658,730

	Shares or Principal Amount($)	Value($)

Pharmaceuticals—continued
Watson Pharmaceuticals, 3.250%, 10/01/22	1,464,000	1,482,751

		13,222,025

Pipelines (1.8%)
El Paso Natural Gas Co., 5.950%, 04/15/17	593,000	682,579
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	961,000	1,140,069
Energy Transfer Partners LP, 6.050%, 06/01/41	1,081,000	1,191,878
Energy Transfer Partners LP, 6.625%, 10/15/36	1,299,000	1,470,691
Enterprise Products Operating LLC, 5.250%, 01/31/20	4,001,000	4,687,280
Enterprise Products Operating LLC, Series J, 5.750%, 03/01/35	1,187,000	1,359,218
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	5,022,000	5,214,538
Southern Natural Gas Co., 5.900%, 04/01/17(a)	382,000	448,210
TC Pipelines LP, 4.650%, 06/15/21	1,639,000	1,733,159
TransCanada PipeLines Ltd., 6.100%, 06/01/40	1,811,000	2,506,089
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	365,000	440,706
Williams Partners LP, 4.125%, 11/15/20	2,472,000	2,682,649

		23,557,066

Real Estate Investment Trusts (0.7%)
BioMed Realty LP, 3.850%, 04/15/16	1,088,000	1,144,454
Digital Realty Trust LP, 4.500%, 07/15/15	2,551,000	2,729,343
Digital Realty Trust LP, 5.875%, 02/01/20	667,000	771,046
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	3,431,000	3,910,225

		8,555,068

Retail (1.2%)
AutoZone, Inc., 3.700%, 04/15/22	2,030,000	2,139,886

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Retail—continued
Wal-Mart Stores, Inc., 5.250%, 09/01/35	588,000	728,376
Wal-Mart Stores, Inc., 6.500%, 08/15/37	6,644,000	9,518,493
Walgreen Co., 4.875%, 08/01/13	1,196,000	1,238,182
Wesfarmers Ltd., 6.998%, 04/10/13(a)	1,821,000	1,874,982

		15,499,919

Semiconductors (0.7%)
Analog Devices, Inc., 3.000%, 04/15/16	407,000	438,546
Intel Corp., 1.950%, 10/01/16	1,635,000	1,716,557
Intel Corp., 4.800%, 10/01/41	5,873,000	6,869,848

		9,024,951

Software (0.5%)
Fiserv, Inc., 4.750%, 06/15/21	1,431,000	1,565,555
Oracle Corp., 5.750%, 04/15/18	3,705,000	4,597,694

		6,163,249

Telecommunication Services (1.8%)
AT&T, Inc., 5.550%, 08/15/41	2,238,000	2,785,860
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17(a)	1,395,000	1,489,163
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	874,000	929,675
Cisco Systems, Inc., 5.500%, 02/22/16	1,582,000	1,837,272
Cisco Systems, Inc., 5.500%, 01/15/40	3,302,000	4,239,428
Juniper Networks, Inc., 3.100%, 03/15/16	372,000	389,224
Rogers Communications, Inc., 7.500%, 03/15/15	1,470,000	1,703,085
SBA Tower Trust, 2.933%, 12/15/42(a)	2,692,000	2,766,988
SBC Communications, Inc., 5.100%, 09/15/14	2,147,000	2,334,455
SBC Communications, Inc., 6.450%, 06/15/34	1,160,000	1,512,237

	Shares or Principal Amount($)	Value($)

Telecommunication Services—continued
Verizon Communications, Inc., 5.250%, 04/15/13	1,325,000	1,359,374
Verizon Communications, Inc., 5.550%, 02/15/16	1,832,000	2,119,673

		23,466,434

Transportation (0.1%)
United Parcel Service, Inc., 3.125%, 01/15/21	1,447,000	1,561,827

Trucking & Leasing (0.2%)
Aviation Capital Group Corp., 6.750%, 04/06/21(a)	607,000	618,776
Aviation Capital Group Corp., 7.125%, 10/15/20(a)	1,566,000	1,643,407

		2,262,183

Total Corporate Bonds (Cost $275,192,209)		297,971,455

U.S. Government Agency Mortgages (21.7%)
Federal Home Loan Mortgage Corporation (10.6%)
Pool #J18446, 3.000%, 03/01/27	7,262,702	7,709,650
Pool #J18800, 3.000%, 04/01/27	11,668,254	12,386,321
Pool #J19119, 2.500%, 05/01/27	2,200,499	2,316,418
Pool #J19132, 3.000%, 05/01/27	5,603,924	5,948,791
Pool #J19225, 3.000%, 05/01/27	1,184,498	1,257,392
Pool #J19607, 2.500%, 07/01/27	422,362	445,205
Pool #G14517, 2.500%, 07/01/27	3,797,785	4,003,187
Pool #E09006, 2.500%, 08/01/27	724,532	762,699
Pool #J20064, 2.500%, 08/01/27	3,323,478	3,496,996
Pool #J20172, 2.500%, 08/01/27	4,673,545	4,917,549
Pool #J20420, 2.500%, 09/01/27(d)	1,495,716	1,574,508
Pool #A12413, 5.000%, 08/01/33	914,243	1,000,403
Pool #G05052, 5.000%, 10/01/33	538,682	589,448
Pool #G01797, 5.500%, 12/01/33	687,766	756,389

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Federal Home Loan Mortgage Corporation—continued
Pool #G01779, 5.000%, 04/01/35	1,068,624	1,161,317
Pool #G01837, 5.000%, 07/01/35	7,652,395	8,330,521
Pool #A39731, 5.000%, 11/01/35	1,921,164	2,091,410
Pool #G02162, 5.500%, 05/01/36	6,209,500	6,784,433
Pool #G02252, 5.500%, 07/01/36	1,398,259	1,527,723
Pool #Z40004, 6.000%, 08/01/36	1,784,702	1,959,706
Pool #G02424, 5.500%, 12/01/36	590,885	645,595
Pool #G04997, 5.000%, 01/01/37	5,684,233	6,187,947
Pool #G05521, 5.500%, 05/01/37	1,100,422	1,212,832
Pool #G03156, 5.500%, 08/01/37	87,606	95,553
Pool #G05326, 5.000%, 02/01/38	9,845,380	10,717,838
Pool #G04337, 5.500%, 04/01/38	1,329,880	1,450,520
Pool #G07135, 6.000%, 10/01/38	8,000,000	8,806,964
Pool #G06079, 6.000%, 07/01/39	4,816,566	5,302,416
Pool #G07116, 6.000%, 07/01/39	9,459,000	10,413,134
Pool #1B8740, 2.428%, 09/01/41(b)	813,056	850,012
2.500%, TBA, 15 Year Maturity(d)	9,692,000	10,178,114
2.500%, TBA, 15 Year Maturity(d)	10,192,000	10,720,711

		135,601,702

Federal National Mortgage Association (10.2%)
Pool #AM0392, 2.140%, 01/01/21	2,568,000	2,637,372
Pool #AM1003, 2.150%, 01/01/21(d)	1,392,000	1,416,360
Pool #471145, 3.150%, 04/01/22	3,485,251	3,783,996
Pool #471235, 3.120%, 05/01/22	85,384	92,702
Pool #471783, 2.790%, 07/01/22	3,097,295	3,276,223

	Shares or Principal Amount($)	Value($)

Federal National Mortgage Association—continued
Pool #AM0137, 2.690%, 08/01/22	2,360,789	2,481,538
Pool #AM0418, 2.720%, 08/01/22	1,977,482	2,087,389
Pool #AM0463, 2.720%, 09/01/22	1,683,500	1,769,710
Pool #AM0061, 3.100%, 07/01/24	498,784	531,807
Pool #AK4110, 3.000%, 02/01/27	886,707	942,146
Pool #AO3012, 2.500%, 05/01/27	2,193,045	2,312,977
Pool #AO4398, 2.500%, 07/01/27	1,807,554	1,908,664
Pool #AO9866, 2.500%, 07/01/27	3,012,561	3,170,014
Pool #AK4136, 2.500%, 08/01/27	418,930	441,054
Pool #AP4725, 3.000%, 08/01/27	1,028,297	1,096,606
Pool #AO0482, 2.500%, 09/01/27	810,237	853,027
Pool #725773, 5.500%, 09/01/34	7,746,695	8,553,268
Pool #255458, 5.500%, 11/01/34	639,912	706,539
Pool #735036, 5.500%, 12/01/34	5,182,478	5,722,069
Pool #827943, 5.000%, 05/01/35	1,103,237	1,209,030
Pool #843434, 5.500%, 05/01/35	1,025,700	1,138,264
Pool #735500, 5.500%, 05/01/35	4,688,663	5,170,978
Pool #357829, 6.000%, 06/01/35	2,716,411	3,053,234
Pool #357937, 6.000%, 07/01/35	4,915,824	5,504,562
Pool #888344, 5.000%, 10/01/35	7,497,761	8,208,374
Pool #190363, 5.500%, 11/01/35	5,084,609	5,607,654
Pool #AE0115, 5.500%, 12/01/35	5,326,137	5,878,469
Pool #745428, 5.500%, 01/01/36	7,742,028	8,538,437
Pool #190370, 6.000%, 06/01/36	9,498,419	10,512,926
Pool #888173, 5.500%, 11/01/36	2,209,072	2,436,316

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Federal National Mortgage Association—continued
Pool #888415, 5.000%, 12/01/36	1,803,616	1,974,556
Pool #995082, 5.500%, 08/01/37	3,490,686	3,854,131
Pool #889529, 6.000%, 03/01/38	3,079,633	3,461,494
Pool #975106, 5.500%, 06/01/38	917,932	1,013,219
Pool #995724, 6.000%, 04/01/39	5,167,213	5,807,924
Pool #AD0439, 6.000%, 07/01/39	2,315,655	2,574,564
Pool #AJ9537, 2.724%, 11/01/41(b)	3,021,423	3,172,800
2.500%, TBA, 15 Year Maturity(d)	2,675,000	2,811,258
2.500%, TBA, 15 Year Maturity(d)	5,029,000	5,274,164

		130,985,815

Government National Mortgage Association (0.9%)
Pool #751387, 4.743%, 01/20/61	9,992,089	11,258,656

Total U.S. Government Agency Mortgages (Cost $269,883,814)		277,846,173

U.S. Treasury Obligations (33.6%)
U.S. Treasury Bond (3.1%)
3.000%, 05/15/42	38,330,000	39,743,418

U.S. Treasury Notes (30.5%)
0.500%, 10/15/14	91,395,000	91,859,104
1.750%, 05/31/16(h)	130,110,000	136,422,417
1.000%, 03/31/17	136,115,000	138,837,300
1.625%, 08/15/22	23,885,000	23,858,870

		390,977,691

Total U.S. Treasury Obligations (Cost $425,764,548)		430,721,109

Preferred Stocks (1.1%)(g)
Banks (0.6%)
PNC Financial Services Group, Inc., Series P, 6.125%	105,450	2,896,711
US Bancorp, Series F, 6.500%	83,700	2,435,670
US Bancorp, Series G, 6.000%	80,975	2,265,681

		7,598,062

	Shares or Principal Amount($)	Value($)

Electric (0.2%)
SCE Trust I, 5.625%	89,125	2,324,380

Insurance (0.2%)
Arch Capital Group Ltd., Series C, 6.750%	59,550	1,589,985
Reinsurance Group of America, Inc., 6.200%	59,300	1,564,334

		3,154,319

Real Estate Investment Trust (0.1%)
Public Storage, Series U, 5.625%	37,775	981,395

Total Preferred Stocks (Cost $13,109,533)		14,058,156

Money Market Fund (5.6%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(i)	71,309,087	71,309,087

Total Money Market Fund (Cost $71,309,087)		71,309,087

Total Investments (Cost $1,269,089,704) — 102.8%		1,317,536,392
Liabilities in excess of other assets — (2.8)%		(35,462,164)

Net Assets — 100.0%		$1,282,074,228

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 12.7% of net assets as of September 30, 2012.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2012.

(c)	Less than 0.05% of Net Assets.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(f)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

(g)	Security is perpetual in nature and has no stated maturity.

(h)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(i)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Total Return Bond Fund — concluded

Investment Abbreviations

LP	—	Limited Partnership
MTN	—	Medium Term Note
PIK	—	Payment in-kind
TBA	—	To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

At September 30, 2012, the Fund’s open swap agreement was as follows:

Credit Default Swap Agreement — Buy Protection

Underlying Instrument	Counterparty	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Upfront Payments Made	Value	Unrealized Depreciation
Merrill Lynch & Co., Inc.	CS First Boston	$10,000,000	1.000%	12/20/17	1.669%	$362,053	$330,492	$(31,561)

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

The value column indicates the impact each respective swap agreement has on the Fund’s net assets at September 30, 2012

*	Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Contracts

At September 30, 2012, the Fund’s forward foreign currency contracts were as follows:

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Market Value	Unrealized Appreciation (Depreciation)
Short:
Australian Dollar	JPMorgan	10/04/12	18,241,903	$19,035,000	$18,920,657	$114,343
Australian Dollar	JPMorgan	10/09/12	18,124,298	18,955,000	18,790,363	164,637
Australian Dollar	JPMorgan	10/10/12	11,267,772	11,452,000	11,680,828	(228,828)
Australian Dollar	JPMorgan	10/18/12	24,395,743	25,430,000	25,272,169	157,831
Australian Dollar	JPMorgan	10/23/12	24,388,351	25,450,000	25,253,354	196,646
Australian Dollar	JPMorgan	11/16/12	12,057,576	12,540,000	12,459,196	80,804
Australian Dollar	JPMorgan	11/23/12	12,005,609	12,500,000	12,398,085	101,915
Euro	JPMorgan	10/30/12	10,052,748	12,645,000	12,921,822	(276,822)
Japanese Yen	JPMorgan	10/04/12	988,040,950	12,700,000	12,660,907	39,093
Japanese Yen	JPMorgan	10/15/12	980,910,000	12,466,052	12,570,664	(104,612)
Mexican Peso	JPMorgan	10/15/12	164,828,125	12,523,982	12,788,930	(264,948)
Swedish Krona	JPMorgan	10/09/12	127,781,364	19,302,213	19,448,794	(146,581)

Total Short Contracts				$194,999,247	$195,165,769	$(166,522)

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Market Value	Unrealized Appreciation (Depreciation)
Long:
Australian Dollar	JPMorgan	10/04/12	18,241,903	$19,031,321	$18,920,657	$(110,664)
Australian Dollar	JPMorgan	10/09/12	18,124,298	18,907,449	18,790,363	(117,086)
Australian Dollar	JPMorgan	10/10/12	11,267,772	11,389,464	11,680,828	291,364
Australian Dollar	JPMorgan	10/18/12	24,395,743	25,396,919	25,272,169	(124,750)
Australian Dollar	JPMorgan	11/16/12	12,057,576	12,500,692	12,459,196	(41,496)
Australian Dollar	JPMorgan	11/23/12	12,005,609	12,429,407	12,398,085	(31,322)
Brazilian Real	JPMorgan	11/05/12	25,979,895	12,775,000	12,759,009	(15,991)
Euro	JPMorgan	10/30/12	10,052,748	12,621,296	12,921,822	300,526
Japanese Yen	JPMorgan	10/04/12	988,040,950	12,697,617	12,660,907	(36,710)
Japanese Yen	JPMorgan	10/15/12	980,910,000	12,373,978	12,570,664	196,686
Mexican Peso	JPMorgan	10/15/12	164,828,125	12,500,000	12,788,930	288,930
Mexican Peso	JPMorgan	10/22/12	245,030,777	18,985,000	18,998,640	13,640
Swedish Krona	JPMorgan	10/09/12	127,781,364	19,030,000	19,448,794	418,794

Total Long Contracts				$200,638,143	$201,670,064	$1,031,921

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)

Asset-Backed Securities (3.0%)
Automobiles (2.7%)
Ford Credit Auto Owner Trust, Series 2012-A, Cl A2, 0.620%, 09/15/14	406,513	407,013
Harley-Davidson Motorcycle Trust, Series 2011-2, Cl A2, 0.710%, 05/15/15	381,505	381,985
Honda Auto Receivables Owner Trust, Series 2010-2, Cl A3, 1.340%, 03/18/14	61,314	61,525
Hyundai Auto Receivables Trust, Series 2011-B, Cl A3, 1.040%, 09/15/15	520,000	523,410
Hyundai Auto Receivables Trust, Series 2011-B, Cl A4, 1.650%, 02/15/17	455,000	465,373
Mercedes-Benz Auto Lease Trust, Series 2011-B, Cl A3, 1.070%, 08/15/14(a)	935,000	939,891
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Cl A2, 0.610%, 10/20/14	566,084	566,711
World Omni Auto Receivables Trust, Series 2011-A, Cl A3, 1.110%, 05/15/15	543,958	546,529

		3,892,437

Other (0.3%)
GE Equipment Transportation LLC, Series 2011-1, Cl A2, 0.770%, 10/21/13(b)	345,770	345,881
John Deere Owner Trust, Series 2011-A, Cl A2, 0.640%, 06/16/14	141,690	141,720

		487,601

Total Asset-Backed Securities (Cost $4,356,834)		4,380,038

Collateralized Mortgage Obligations (22.9%)
Agency Collateralized Mortgage Obligations (9.1%)
Federal Home Loan Mortgage Corporation (2.7%)
Series 3598, Cl DA,, 2.750%, 11/15/14	350,410	353,213
Series 3792, Cl DF, 0.621%, 11/15/40(b)(c)	2,324,974	2,339,456
Series K501, Cl A1, 1.337%, 06/25/16	1,226,284	1,249,070

		3,941,739

	Shares or Principal Amount($)	Value($)

Federal National Mortgage Association (5.5%)
Series 2005-92, Cl UF, 0.567%, 10/25/25(c)	339,928	340,728
Series 2007-109, Cl NF, 0.767%, 12/25/37(b)(c)	1,062,419	1,071,301
Series 2007-54, Cl KF, 0.527%, 06/25/37(c)	608,075	607,855
Series 2009-37, Cl HA, 4.000%, 04/25/19	119,809	126,709
Series 2009-M2, Cl A1, 2.387%, 01/25/19(b)	1,587,554	1,613,395
Series 2010-134, Cl BF, 0.647%, 10/25/40(b)(c)	1,594,155	1,598,884
Series 2011-M1, Cl FA, 0.667%, 06/25/21(b)(c)	2,354,054	2,315,082
Series 2012-M9, Cl ASQ2, 1.513%, 12/25/17	350,000	358,497

		8,032,451

Government National Mortgage Association (0.3%)
Series 2010-66, Cl A, 1.869%, 09/16/27	374,350	377,916

NCUA Guaranteed Notes (0.6%)
Series 2011-R1, Cl 1A, 0.678%, 01/08/20(c)	902,044	906,780

		13,258,886

Agency Collateralized Planned Amortization Class Mortgage Obligations (0.6%)
Federal Home Loan Mortgage Corporation (0.4%)
Series 3200, Cl FP, 0.421%, 08/15/36(c)	599,375	598,794

Federal National Mortgage Association (0.2%)
Series 2005-42, Cl PF, 0.417%, 05/25/35(c)	338,485	338,879

		937,673

Commercial Mortgage Backed Securities (12.7%)
Banc of America Commercial Mortgage, Inc. (2.3%)
Series 2004-1, Cl A4, 4.760%, 11/10/39	330,000	343,935
Series 2004-3, Cl A5, 5.736%, 06/10/39(b)(c)	1,370,407	1,464,068
Series 2004-6, Cl AJ, 4.870%, 12/10/42(b)(c)	1,535,000	1,609,417

		3,417,420

Bear Stearns Commercial Mortgage Security (0.1%)
Series 2007-T28, Cl A2, 5.588%, 09/11/42(b)	170,306	170,258

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Citigroup Commercial Mortgage Trust (0.5%)
Series 2004-C1, Cl A3, 5.251%, 04/15/40(b)(c)	759,009	770,644

Citigroup/Deutsche Bank Commercial Mortgage Trust (0.2%)
Series 2005-CD1, Cl A4, 5.393%, 07/15/44(c)	290,000	324,987

Commercial Mortgage Asset Trust (1.4%)
Series 1999-C1, Cl A4, 6.975%, 01/17/32(c)	441,865	449,991
Series 1999-C1, Cl B, 7.230%, 01/17/32(b)(c)	1,460,000	1,518,048

		1,968,039

Commercial Mortgage Pass-Through Certificate (0.0%)(d)
Series 2001-J2A, Cl A2, 6.096%, 07/16/34(a)	5,904	5,906

Credit Suisse First Boston Mortgage Securities Corp. (0.5%)
Series 2003-CK2, Cl A4, 4.801%, 03/15/36(b)	766,746	770,513

FDIC Structured Sale Guaranteed Note (1.2%)
Series 2011-C1, Cl A, 1.840%, 04/25/31(a)(b)(c)	1,661,087	1,686,765

GMAC Commercial Mortgage Securities, Inc. (3.5%)
Series 2003-C1, Cl A2, 4.079%, 05/10/36	836,951	845,251
Series 2003-C2, Cl A2, 5.640%, 05/10/40(b)(c)	2,440,000	2,516,345
Series 2004-C2, Cl A4, 5.301%, 08/10/38(c)	1,125,000	1,209,540
Series 2004-C3, Cl A4, 4.547%, 12/10/41	517,443	517,557

		5,088,693

JP Morgan Chase Commercial Mortgage Securities Corp. (1.0%)
Series 2004-CB8, Cl A4, 4.404%, 01/12/39	1,434,100	1,494,113

JPMorgan Chase Commercial Mortgage Securities (1.3%)
Series 2004-CBX, Cl A5, 4.654%, 01/12/37(b)	1,273,899	1,304,797
Series 2005-LDP1, Cl A2, 4.625%, 03/15/46	519,699	521,242

		1,826,039

LB-UBS Commercial Mortgage Trust (0.3%)
Series 2003-C7, Cl A3, 4.559%, 09/15/27(c)	479,553	479,869

	Shares or Principal Amount($)	Value($)

Morgan Stanley Capital I (0.4%)
Series 2004-IQ7, Cl A4, 5.532%, 06/15/38(c)	540,000	570,620

		18,573,866

Whole Loan Collateral Mortgage Obligations (0.5%)
Banc of America Mortgage Securities, Inc. (0.3%)
Series 2003-F, Cl 1A1, 2.998%, 07/25/33(c)	407,981	404,477

FDIC Structured Sale Guaranteed Note (0.2%)
Series 2010-L2A, Cl A, 3.000%, 09/30/19(a)	306,343	314,002

		718,479

Total Collateralized Mortgage Obligations (Cost $33,226,077)		33,488,904

Corporate Bonds (47.7%)
Aerospace/Defense (0.6%)
United Technologies Corp., 0.918%, 06/01/15(c)	909,000	919,982

Auto Manufacturers (2.9%)
Daimler Finance North America LLC, 03/15/13(a)	810,000	807,309
Daimler Finance North America LLC, 1.000%, 05/24/13(a)	750,000	745,899
Daimler Finance North America LLC, 1.650%, 04/10/15(a)	1,000,000	1,013,929
Volkswagen International Finance, 1.126%, 03/21/14(a)(b)(c)	1,660,000	1,668,879

		4,236,016

Banks (10.0%)
Bank of America Corp., 1.867%, 01/30/14, MTN(c)	670,000	674,803
Bank of Montreal, 0.878%, 09/11/15, MTN(c)	1,395,000	1,397,941
Bank of Montreal, 2.125%, 06/28/13, MTN	310,000	314,143
Bank of New York Mellon Corp. (The), 0.725%, 01/31/14, MTN(c)	1,020,000	1,023,054
Bank of New York Mellon Corp. (The), 5.125%, 08/27/13, MTN	520,000	542,396
Bank of Nova Scotia, 0.937%, 02/10/14	405,000	406,429

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Banks—continued
Bank of Nova Scotia, 1.850%, 01/12/15	710,000	731,817
BB&T Corp., 1.147%, 04/28/14(c)	285,000	286,761
BB&T Corp., 2.050%, 04/28/14	700,000	715,205
Branch Banking & Trust Co., 0.719%, 09/13/16(c)	400,000	388,022
Capital One Financial Corp., 1.605%, 07/15/14(c)	690,000	694,833
Fifth Third Bank, 0.545%, 05/17/13(c)	1,485,000	1,483,068
JPMorgan Chase & Co., 3.150%, 07/05/16	365,000	386,057
PNC Funding Corp., 5.400%, 06/10/14(b)	1,850,000	1,991,893
Royal Bank of Canada, 0.755%, 04/17/14(b)(c)	1,230,000	1,233,828
Royal Bank of Canada, 1.147%, 10/30/14(c)	625,000	630,961
Toronto-Dominion Bank (The), 0.755%, 07/14/14(c)	255,000	256,228
Wachovia Corp., 5.500%, 05/01/13, MTN(b)	1,400,000	1,441,332

		14,598,771

Beverages (2.1%)
Anheuser-Busch InBev Worldwide, Inc., 1.097%, 03/26/13(b)(c)	915,000	918,467
Anheuser-Busch InBev Worldwide, Inc., 1.500%, 07/14/14	250,000	254,381
Anheuser-Busch InBev Worldwide, Inc., 2.500%, 03/26/13	295,000	297,914
Bottling Group LLC, 6.950%, 03/15/14	1,100,000	1,201,193
Dr. Pepper Snapple Group, Inc., 2.900%, 01/15/16	365,000	386,588

		3,058,543

Chemicals (0.7%)
Praxair, Inc., 1.750%, 11/15/12	1,075,000	1,076,689

Computers (0.4%)
Hewlett-Packard Co., 1.250%, 09/13/13	625,000	626,876

	Shares or Principal Amount($)	Value($)

Diversified Financial Services (11.8%)
American Express Credit Corp., 1.223%, 06/24/14(b)(c)	1,615,000	1,632,051
American Express Credit Corp., 1.750%, 06/12/15, MTN	480,000	490,979
American Honda Finance Corp., 0.785%, 06/18/14(a)(c)	975,000	976,713
BlackRock, Inc., 0.731%, 05/24/13(c)	1,210,000	1,212,927
BlackRock, Inc., 1.375%, 06/01/15	640,000	652,084
Caterpillar Financial Services Corp., 4.625%, 06/01/15	675,000	745,895
Caterpillar Financial Services Corp., 6.125%, 02/17/14	605,000	651,650
Citigroup, Inc., 5.500%, 04/11/13(b)	1,592,000	1,630,951
General Electric Capital Corp., Series A, 0.649%, 09/15/14, MTN(b)(c)	1,500,000	1,491,919
Goldman Sachs Group, Inc. (The), 1.439%, 02/07/14(c)	1,835,000	1,834,066
Hyundai Capital America, 1.625%, 10/02/15(a)(e)	400,000	400,198
John Deere Capital Corp., 0.638%, 03/03/14(c)	1,000,000	1,002,881
John Deere Capital Corp., Series FRN, 0.699%, 04/25/14(c)	1,000,000	1,002,022
JPMorgan Chase & Co., 1.139%, 05/02/14, MTN(b)(c)	1,105,000	1,112,879
MassMutual Global Funding II, 0.835%, 01/14/14(a)(b)(c)	1,410,000	1,414,643
Morgan Stanley, 2.052%, 01/24/14(c)	525,000	526,758
TD AMERITRADE Holding Corp., 4.150%, 12/01/14	310,000	331,236
Woodside Finance Ltd., 4.500%, 11/10/14(a)	160,000	169,691

		17,279,543

Electric (3.3%)
Duke Energy Corp., 6.300%, 02/01/14	550,000	590,323
Duke Energy Indiana, Inc., 5.000%, 09/15/13	525,000	547,202

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Electric—continued
Georgia Power Co., 0.725%, 01/15/13(c)	1,000,000	1,000,173
Midamerican Energy Holdings Co., 5.875%, 10/01/12	475,000	475,000
NextEra Energy Capital Holdings, Inc., 1.611%, 06/01/14	165,000	167,094
NextEra Energy Capital Holdings, Inc., 2.550%, 11/15/13	295,000	300,096
Peco Energy Co., 4.750%, 10/01/12	420,000	420,000
PSEG Power LLC, 2.500%, 04/15/13	765,000	773,443
Public Service Co. of Colorado, Series 10, 7.875%, 10/01/12	582,000	582,000

		4,855,331

Electronics (0.5%)
Thermo Fisher Scientific, Inc., 2.150%, 12/28/12	770,000	772,185

Food (0.9%)
General Mills, Inc., 5.200%, 03/17/15	485,000	537,940
Kraft Foods Group, Inc., 1.625%, 06/04/15(a)	260,000	263,938
Kraft Foods, Inc., 2.625%, 05/08/13	425,000	429,942

		1,231,820

Gas (1.7%)
Northern Natural Gas Co., 5.375%, 10/31/12(a)	1,000,000	1,003,562
Sempra Energy, 2.000%, 03/15/14	405,000	411,461
Sempra Energy, 6.000%, 02/01/13	1,075,000	1,094,059

		2,509,082

Healthcare-Products (0.6%)
St Jude Medical, Inc., 2.200%, 09/15/13	813,000	824,660

Insurance (5.0%)
Allstate Corp. (The), 5.000%, 08/15/14	644,000	695,888
Allstate Life Global Funding Trusts, 5.375%, 04/30/13, MTN(b)	1,250,000	1,286,286

	Shares or Principal Amount($)	Value($)

Insurance—continued
Berkley (WR) Corporation, 5.875%, 02/15/13	475,000	483,741
MetLife, Inc., 2.375%, 02/06/14	485,000	496,287
Metropolitan Life Global Funding I, 0.731%, 03/19/14(a)(c)	1,350,000	1,350,064
Metropolitan Life Global Funding I, 1.700%, 06/29/15(a)	220,000	224,401
New York Life Global Funding, 0.505%, 06/18/14(a)(c)	775,000	775,425
New York Life Global Funding, 4.650%, 05/09/13(a)	120,000	123,073
Pricoa Global Funding I, 5.450%, 06/11/14(a)(b)	1,660,000	1,782,214

		7,217,379

Media (1.3%)
Comcast Corp., 5.300%, 01/15/14	585,000	619,547
Historic TW, Inc., 9.125%, 01/15/13	200,000	204,716
Time Warner Cable, Inc., 6.200%, 07/01/13	305,000	317,899
Time Warner Cable, Inc., 7.500%, 04/01/14	115,000	126,260
Viacom, Inc., 1.250%, 02/27/15	645,000	651,730

		1,920,152

Mining (1.1%)
BHP Billiton Finance USA Ltd., 1.000%, 02/24/15	225,000	227,252
Rio Tinto Alcan, Inc., 5.200%, 01/15/14	1,230,000	1,297,480

		1,524,732

Pharmaceuticals (0.8%)
McKesson Corp., 5.250%, 03/01/13	285,000	290,503
McKesson Corp., 6.500%, 02/15/14	865,000	930,760

		1,221,263

Pipelines (0.5%)
Enterprise Products Operating LLC, Series M, 5.650%, 04/01/13	750,000	766,818

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Retail (0.6%)
Nordstrom, Inc., 6.750%, 06/01/14	820,000	902,643

Telecommunication Services (2.1%)
BellSouth Corp., 5.200%, 09/15/14	1,210,000	1,314,281
Verizon Communications, Inc., 0.972%, 03/28/14(b)(c)	1,686,000	1,699,026

		3,013,307

Toys/Games/Hobbies (0.3%)
Mattel, Inc., 5.625%, 03/15/13	370,000	378,205

Transportation (0.5%)
Burlington Northern Santa Fe LLC, 4.300%, 07/01/13	435,000	447,344
Burlington Northern Santa Fe LLC, 7.000%, 02/01/14	285,000	309,083

		756,427

Total Corporate Bonds (Cost $69,384,966)		69,690,424

Municipal Bond (1.3%)
New Jersey (1.3%)
New Jersey Economic Development Authority, RB, BAB, 1.389%, 06/15/13(b)(c)	1,923,000	1,928,442

Total Municipal Bond (Cost $1,924,208)		1,928,442

U.S. Government Agencies (3.3%)
Federal National Mortgage Association (3.3%)
0.650%, 05/29/15(b)	3,750,000	3,755,246
0.700%, 06/26/15(b)	1,000,000	1,001,047

		4,756,293

Total U.S. Government Agencies (Cost $4,759,300)		4,756,293

U.S. Government Agency Mortgages (24.0%)
Federal Home Loan Mortgage Corporation (2.5%)
Pool #847276, 2.508%, 04/01/34(c)	76,322	81,347
Pool #1B7142, 2.717%, 09/01/36(c)	101,634	109,420
Pool #1Q1404, 2.618%, 01/01/37(c)	1,077,899	1,156,926
Pool #1G1676, 5.452%, 04/01/37(c)	263,771	285,604
Pool #848852, 2.832%, 08/01/37(c)	1,850,494	1,981,479

		3,614,776

	Shares or Principal Amount($)	Value($)

Federal National Mortgage Association (21.5%)
Pool #555162, 4.809%, 01/01/13	91,003	91,079
Pool #873294, 5.100%, 02/01/13	1,137,792	1,137,660
Pool #745503, 5.421%, 02/01/13	148,371	148,355
Pool #873590, 5.470%, 04/01/13	145,649	145,768
Pool #360500, 6.255%, 09/01/13(b)	2,900,000	3,021,015
Pool #555910, 4.920%, 10/01/13	1,385,619	1,409,681
Pool #958368, 4.710%, 03/01/14	1,891,091	1,967,344
Pool #387206, 5.500%, 01/01/15	1,279,823	1,380,374
Pool #AD0172, 4.757%, 04/01/16	221,700	245,725
Pool #467607, 3.090%, 05/01/16	1,208,532	1,291,144
Pool #745935, 5.682%, 08/01/16	1,577,178	1,783,372
Pool #745889, 5.970%, 08/01/16	289,236	331,190
Pool #888267, 5.670%, 02/01/17	1,372,914	1,543,057
Pool #469408, 0.996%, 11/01/18(b)(c)	2,785,000	2,787,026
Pool #635082, 2.249%, 05/01/32(c)	121,700	129,612
Pool #555844, 2.271%, 10/01/33(c)	222,191	237,138
Pool #822302, 2.941%, 05/01/35(c)	350,247	376,252
Pool #995540, 2.296%, 01/01/36(b)(c)	1,432,342	1,529,141
Pool #995542, 2.592%, 02/01/36(b)(c)	607,116	648,455
Pool #AL0968, 2.718%, 12/01/36(c)	529,919	568,543
Pool #AD0380, 2.609%, 10/01/37(b)(c)	765,451	816,976
Pool #AL0966, 2.951%, 11/01/37(c)	532,997	570,232
Pool #AL0967, 2.746%, 04/01/38(c)	840,844	901,220

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Ultra-Short Bond Fund — concluded

	Shares or Principal Amount($)	Value($)

Federal National Mortgage Association—continued
2.500%, TBA, 15 Year Maturity(e)	8,065,000	8,475,811

		31,536,170

Total U.S. Government Agency Mortgages (Cost $34,746,816)		35,150,946

Money Market Fund (3.8%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.05%(f)	5,563,561	5,563,561

Total Money Market Fund (Cost $5,563,561)		5,563,561

Total Investments (Cost $153,961,762) — 106.0%		154,958,608
Liabilities in excess of other assets — (6.0)%		(8,788,706)

Net Assets — 100.0%		$146,169,902

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 10.7% of net assets as of September 30, 2012.

(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(c)	Variable or floating rate security. Rate disclosed is as of September 30, 2012.

(d)	Less than 0.05% of Net Assets.

(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(f)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

Investment Abbreviations

BAB	—	Build America Bonds
MTN	—	Medium Term Note
RB	—	Revenue Bond
TBA	—	To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

At September 30, 2012, the Fund’s open futures contract were as follows:

Description	Position	Notional Amount	Expiration Date	Number of Contracts	Unrealized Depreciation
U.S. Treasury 5 Year Note	Short	$(6,716,062)	December 2012	54	$(14,110)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

U.S. Government Securities Fund

	Shares or Principal Amount($)	Value($)

U.S. Treasury Obligations (97.7%)
U.S. Treasury Bonds (16.3%)
7.125%, 02/15/23	1,111,000	1,695,664
6.875%, 08/15/25	154,000	240,095
6.000%, 02/15/26	296,000	433,224
4.500%, 02/15/36	1,880,000	2,508,037
3.000%, 05/15/42	2,218,000	2,299,789

		7,176,809

U.S. Treasury Notes (81.4%)
0.500%, 11/30/12	3,710,000	3,712,319
0.500%, 10/15/14	8,710,000	8,754,229
0.375%, 03/15/15	4,625,000	4,636,202
1.500%, 06/30/16	7,230,000	7,518,072
1.000%, 03/31/17	5,065,000	5,166,300
2.625%, 08/15/20	5,570,000	6,157,897

		35,945,019

Total U.S. Treasury Obligations (Cost $41,847,056)		43,121,828

	Shares or Principal Amount($)	Value($)

Money Market Fund (2.0%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(a)	871,604	871,604

Total Money Market Fund (Cost $871,604)		871,604

Total Investments (Cost $42,718,660) — 99.7%		43,993,432
Other assets in excess of liabilities — 0.3%		147,173

Net Assets — 100.0%		$44,140,605

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)

Asset-Backed Security (0.1%)
Student Loan Asset Backed Security (0.1%)
SMS Student Loan Trust, Series 1999-B, Cl A2, 0.687%, 04/30/29(a)	2,551,019	2,545,067

Total Asset-Backed Security (Cost $2,543,119)		2,545,067

Collateralized Mortgage Obligations (26.9%)
Agency Collateralized Mortgage Obligations (21.7%)
Federal Home Loan Bank (0.2%)
Series Y2-2015, Cl 1, 2.600%, 04/20/15	4,341,173	4,450,058

Federal Home Loan Mortgage Corporation (6.1%)
Series 2840, Cl LJ, 4.250%, 11/15/17	362,819	365,519
Series 3000, Cl FG, 0.521%, 07/15/25(a)	4,520,306	4,529,225
Series 3065, Cl DF, REMIC, 0.601%, 04/15/35(a)	46,300,439	46,462,722
Series 3135, Cl FC, 0.521%, 04/15/26(a)	3,705,992	3,715,175
Series 3232, Cl KF, 0.671%, 10/15/36(a)(b)	5,764,338	5,792,560
Series 3264, Cl FB, 0.591%, 01/15/37(a)	3,676,176	3,684,572
Series 3320, Cl FC, 0.391%, 05/15/37(a)(b)	8,573,324	8,583,106
Series 3450, Cl AF, 0.931%, 05/15/38(a)(b)	3,899,172	3,938,644
Series 3511, Cl FA, 1.221%, 02/15/39(a)(b)	15,093,151	15,316,363
Series 3574, Cl MA, 4.000%, 09/15/21	5,707,865	5,914,307
Series 3593, Cl F, 0.746%, 03/15/36(a)	7,931,317	8,009,544
Series 3792, Cl DF, REMIC, 0.621%, 11/15/40(a)	5,974,933	6,012,151
Series 3812, Cl BE, 2.750%, 09/15/18	10,384,110	10,746,609
Series K501, Cl A1, 1.337%, 06/25/16(b)	24,794,607	25,255,315

		148,325,812

Federal National Mortgage Association (8.6%)
Series 2005-40, Cl FB, 0.467%, 05/25/35(a)	2,546,282	2,554,471

	Shares or Principal Amount($)	Value($)

Federal National Mortgage Association—continued
Series 2005-92, Cl UF, 0.567%, 10/25/25(a)	4,046,228	4,055,761
Series 2006-84, Cl FQ, 0.767%, 09/25/36(a)(b)	8,030,302	8,086,643
Series 2007-102, Cl FA, 0.787%, 11/25/37(a)(b)	8,714,882	8,785,002
Series 2007-109, Cl NF, 0.767%, 12/25/37(a)(b)	14,566,390	14,688,165
Series 2007-2, Cl FM, 0.467%, 02/25/37(a)	3,710,081	3,716,707
Series 2007-30, Cl WF, 0.457%, 04/25/37(a)	19,014,591	19,073,784
Series 2007-4, Cl DF, 0.662%, 02/25/37(a)(b)	3,041,739	3,052,926
Series 2007-54, Cl KF, 0.527%, 06/25/37(a)	7,849,690	7,846,849
Series 2007-88, CI JF, 0.767%, 04/25/37(a)(b)	10,854,108	10,973,807
Series 2008-18, Cl FE, 0.947%, 03/25/38(a)(b)	6,859,419	6,928,864
Series 2009-37, Cl HA, 4.000%, 04/25/19	381,058	403,004
Series 2009-M2, Cl A1, 2.387%, 01/25/19	4,581,177	4,655,744
Series 2010-134, Cl BF, 0.647%, 10/25/40(a)	17,127,029	17,177,845
Series 2010-42, Cl AF, 0.817%, 05/25/40(a)	13,556,505	13,655,115
Series 2011-38, Cl AH, 2.750%, 05/25/20	7,608,326	7,874,891
Series 2011-M1, Cl FA, 0.667%, 06/25/21(a)(b)	50,437,419	49,602,428
Series 2012-M11, Cl FA, 0.737%, 08/25/19(a)	18,000,000	18,150,534
Series 2012-M9, Cl ASQ2, 1.513%, 12/25/17	6,770,081	6,934,438

		208,216,978

Government National Mortgage Association (0.7%)
Series 2010-66, Cl A, 1.869%, 09/16/27	12,430,238	12,548,636
Series 2010-97, Cl A, 2.321%, 01/16/32	3,288,951	3,349,556

		15,898,192

Mortgage-Linked Amortizing Note (0.8%)
Series 2012-1, Cl A10, 2.060%, 01/15/22	19,004,515	19,343,308

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)

NCUA Guaranteed Notes (5.3%)
Series 2010-R1, Cl 1A, 0.678%, 10/07/20(a)	14,775,097	14,841,585
Series 2010-R1, Cl 2A, 1.840%, 10/07/20	6,778,541	6,897,165
Series 2010-R2, Cl 1A, 0.598%, 11/06/17(a)	13,829,833	13,864,408
Series 2011-C1, Cl 2A, 0.755%, 03/09/21(a)(b)	29,895,530	29,916,550
Series 2011-R1, Cl 1A, 0.678%, 01/08/20(a)	14,079,202	14,153,118
Series 2011-R2, Cl 1A, 0.628%, 02/06/20(a)	1,465,104	1,469,822
Series 2011-R4, Cl 1A, 0.608%, 03/06/20(a)	30,576,525	30,607,102
Series 2011-R6, Cl 1A, 0.608%, 05/07/20(a)	15,403,310	15,437,005

		127,186,755

		523,421,103

Agency Collateralized Planned Amortization Class Mortgage Obligations (3.5%)
Federal Home Loan Mortgage Corporation (1.1%)
Series 3200, Cl FP, 0.421%, 08/15/36(a)(b)	8,876,942	8,868,341
Series 4080, Cl NF, REMIC, 0.471%, 05/15/32(a)	16,397,521	16,452,387

		25,320,728

Federal National Mortgage Association (2.3%)
Series 2003-73, Cl DF, 0.667%, 10/25/32(a)	5,515,870	5,534,216
Series 2005-42, Cl PF, 0.417%, 05/25/35(a)	4,812,457	4,818,054
Series 2005-57, Cl EG, 0.517%, 03/25/35(a)	4,222,825	4,228,969
Series 2006-123, Cl PF, 0.477%, 01/25/37(a)(b)	11,280,191	11,311,189
Series 2006-79, Cl GF, 0.617%, 08/25/36(a)(b)	24,868,414	25,051,893
Series 2008-24, Cl PF, REMIC, 0.867%, 02/25/38(a)	4,935,681	5,002,713

		55,947,034

Government National Mortgage Association (0.1%)
Series 2009-69, Cl PV, REMIC, 4.000%, 08/20/39	3,611,209	3,822,396

		85,090,158

	Shares or Principal Amount($)	Value($)

Commercial Mortgage Backed Security (1.6%)
FDIC Structured Sale Guaranteed Note (1.6%)
Series 2011-C1, Cl A, 1.840%, 04/25/31(a)(b)(c)	36,787,137	37,355,830

Whole Loan Collateral Mortgage Obligation (0.1%)
FDIC Structured Sale Guaranteed Note (0.1%)
Series 2010-L2A, Cl A, 3.000%, 09/30/19(c)	2,672,437	2,739,248

Total Collateralized Mortgage Obligations (Cost $644,887,423)		648,606,339

U.S. Government Agency Mortgages (72.0%)
Federal Home Loan Mortgage Corporation (28.4%)
Pool #G14516, 3.500%, 05/01/27(b)	17,338,875	18,361,791
Pool #972122, 2.100%, 06/01/33(a)	44,784	45,516
Pool #847615, 2.523%, 07/01/33(a)(b)	7,573,259	8,127,847
Pool #781028, 2.349%, 11/01/33(a)	4,689,602	4,889,099
Pool #847276, 2.508%, 04/01/34(a)	515,346	549,274
Pool #1B8683, 2.936%, 04/01/34(a)(b)	24,255,232	26,034,044
Pool #848744, 2.721%, 05/01/34(a)	34,435,000	36,871,892
Pool #847308, 2.433%, 07/01/34(a)	327,987	350,496
Pool #1B1889, 2.873%, 07/01/34(a)(b)	32,827,019	35,224,066
Pool #1G0077, 2.731%, 02/01/35(a)	163,070	174,631
Pool #848736, 2.684%, 05/01/35(a)(b)	55,299,491	59,154,711
Pool #848797, 2.791%, 07/01/35(a)	7,020,143	7,509,446
Pool #848739, 2.792%, 09/01/35(a)	21,357,396	22,936,111
Pool #1L0256, 2.375%, 11/01/35(a)(b)	6,649,631	6,978,232
Pool #1Q0025, 2.664%, 02/01/36(a)	6,859,030	7,343,357
Pool #1N0169, 2.368%, 07/01/36(a)	798,125	857,921
Pool #1Q1407, 2.375%, 07/01/36(a)(b)	20,350,468	21,730,887
Pool #848747, 2.893%, 07/01/36(a)	32,249,526	34,779,519

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Federal Home Loan Mortgage Corporation—continued
Pool #1B7142, 2.717%, 09/01/36(a)	1,545,717	1,664,140
Pool #848795, 2.879%, 10/01/36(a)	3,344,818	3,597,627
Pool #848569, 2.779%, 11/01/36(a)(b)	27,031,408	28,695,891
Pool #1G2555, 2.879%, 11/01/36(a)	4,490,982	4,769,413
Pool #848133, 3.806%, 11/01/36(a)	2,708,561	2,888,329
Pool #1G2585, 3.110%, 12/01/36(a)	208,336	222,766
Pool #1Q1404, 2.618%, 01/01/37(a)	20,629,259	22,141,709
Pool #1J0331, 2.970%, 03/01/37(a)	977,566	1,055,417
Pool #1G1676, 5.452%, 04/01/37(a)	577,237	625,017
Pool #1Q1195, 2.657%, 05/01/37(a)(b)	27,677,190	29,606,290
Pool #848796, 2.789%, 05/01/37(a)(b)	52,330,531	56,089,486
Pool #1Q1282, 2.509%, 07/01/37(a)	6,092,093	6,548,142
Pool #1N1664, 2.770%, 07/01/37(a)	7,040,191	7,548,579
Pool #1J0533, 2.899%, 07/01/37(a)	36,257	39,197
Pool #848852, 2.832%, 08/01/37(a)	39,536,262	42,334,767
Pool #1Q0652, 3.803%, 02/01/38(a)	4,227,715	4,515,791
Pool #1Q1370, 4.326%, 10/01/38(a)(b)	44,956,330	48,119,893
Pool #1Q1266, 2.987%, 11/01/38(a)(b)	71,367,886	76,757,202
Pool #1Q1405, 4.464%, 04/01/39(a)	9,144,002	9,799,512
Pool #1Q1420, 3.962%, 09/01/39(a)	31,256,742	33,798,380
Pool #1B4755, 3.512%, 06/01/40(a)(b)	10,791,638	11,373,347

		684,109,735

Federal National Mortgage Association (43.6%)
Pool #545978, 4.727%, 11/01/12	692,997	692,916
Pool #545938, 4.963%, 11/01/12	145,509	145,989

	Shares or Principal Amount($)	Value($)

Federal National Mortgage Association—continued
Pool #555058, 4.718%, 12/01/12	432,979	434,369
Pool #555162, 4.809%, 01/01/13	876,623	877,350
Pool #385921, 4.830%, 02/01/13	186,647	186,802
Pool #555191, 4.856%, 02/01/13	677,658	678,219
Pool #555264, 4.887%, 02/01/13	442,871	442,818
Pool #873294, 5.100%, 02/01/13	1,757,511	1,757,307
Pool #385998, 4.635%, 03/01/13	375,817	376,131
Pool #555317, 4.826%, 04/01/13	1,388,645	1,389,792
Pool #873590, 5.470%, 04/01/13	359,268	359,561
Pool #555435, 4.501%, 05/01/13	150,108	150,637
Pool #555505, 4.659%, 05/01/13	133,824	135,117
Pool #386210, 4.080%, 06/01/13	4,185,366	4,220,761
Pool #386287, 4.115%, 06/01/13	8,379,535	8,544,936
Pool #555648, 4.553%, 06/01/13	92,215	92,531
Pool #873612, 5.770%, 06/01/13	1,245,333	1,254,649
Pool #386314, 3.790%, 07/01/13	3,958,596	4,000,409
Pool #386424, 4.190%, 07/01/13	329,764	335,500
Pool #461110, 4.616%, 07/01/13	817,569	840,194
Pool #386441, 4.220%, 08/01/13	117,771	119,834
Pool #735065, 4.457%, 08/01/13	235,912	235,886
Pool #360500, 6.255%, 09/01/13	37,785,000	39,361,746
Pool #555910, 4.920%, 10/01/13(b)	5,925,595	6,028,498
Pool #555806, 5.155%, 10/01/13	2,859,993	2,931,958
Pool #555850, 4.817%, 11/01/13	646,123	663,676

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Federal National Mortgage Association—continued
Pool #725324, 5.399%, 11/01/13	1,290,158	1,309,442
Pool #380935, 6.250%, 12/01/13	368,823	376,379
Pool #AD0192, 4.719%, 01/01/14	2,984,944	3,084,314
Pool #386742, 4.870%, 01/01/14	4,744,903	4,920,642
Pool #386802, 4.900%, 01/01/14	5,014,628	5,183,735
Pool #958216, 5.370%, 01/01/14	2,938,520	3,049,144
Pool #958368, 4.710%, 03/01/14	13,264,378	13,799,232
Pool #386925, 4.360%, 04/01/14	427,509	444,098
Pool #958806, 3.850%, 05/01/14	952,011	988,316
Pool #958789, 3.920%, 06/01/14	8,298,515	8,641,755
Pool #462846, 4.150%, 07/01/14	1,811,957	1,896,401
Pool #AD0173, 3.924%, 08/01/14	1,657,990	1,733,058
Pool #735028, 5.748%, 09/01/14	5,205,167	5,551,681
Pool #375190, 7.440%, 11/01/14	3,032,875	3,036,539
Pool #464234, 2.990%, 01/01/15	7,160,000	7,204,266
Pool #387302, 4.700%, 03/01/15	490,582	526,453
Pool #735387, 4.907%, 04/01/15	142,601	155,457
Pool #387352, 5.160%, 04/01/15	229,859	248,888
Pool #735675, 4.989%, 06/01/15	4,700,970	5,107,276
Pool #735953, 4.997%, 08/01/15	23,660	26,127
Pool #462011, 5.155%, 08/01/15	83,919	91,229
Pool #465949, 2.040%, 09/01/15	9,811,173	9,989,785
Pool #465821, 2.900%, 09/01/15	1,064,907	1,122,820
Pool #387590, 4.900%, 09/01/15	2,002,732	2,178,795
Pool #462018, 5.365%, 09/01/15	400,902	436,808

	Shares or Principal Amount($)	Value($)

Federal National Mortgage Association—continued
Pool #466111, 2.030%, 10/01/15	11,310,000	11,532,613
Pool #465950, 2.040%, 10/01/15	37,684,625	38,421,382
Pool #465951, 2.040%, 10/01/15	6,764,418	6,896,734
Pool #465952, 2.040%, 10/01/15	8,551,827	8,719,105
Pool #466110, 2.090%, 10/01/15	18,891,000	19,267,108
Pool #466109, 2.190%, 10/01/15	13,026,015	13,025,476
Pool #466534, 2.040%, 11/01/15	1,215,000	1,261,721
Pool #462085, 5.315%, 11/01/15	4,545,131	5,084,669
Pool #387740, 5.245%, 12/01/15	1,173,487	1,290,114
Pool #745504, 5.152%, 02/01/16(b)	13,252,348	14,871,328
Pool #745530, 5.272%, 04/01/16	129,747	145,667
Pool #467607, 3.090%, 05/01/16	5,057,392	5,403,101
Pool #745727, 5.260%, 05/01/16	272,995	300,093
Pool #380240, 6.590%, 05/01/16	879,760	902,088
Pool #468647, 2.260%, 07/01/16(b)	17,930,000	18,768,151
Pool #462237, 5.525%, 07/01/16	160,253	178,582
Pool #745764, 5.724%, 07/01/16	462,864	528,083
Pool #468795, 2.470%, 08/01/16	15,200,000	16,032,285
Pool #463420, 4.050%, 09/01/16	6,445,011	6,809,272
Pool #888015, 5.539%, 11/01/16	561,184	629,553
Pool #469673, 2.080%, 12/01/16	4,955,000	5,171,151
Pool #470340, 2.090%, 01/01/17	4,615,728	4,819,972
Pool #735745, 4.990%, 01/01/17	80,383	86,425
Pool #888969, 5.932%, 11/01/17	3,039,183	3,481,724
Pool #469334, 0.676%, 10/01/18(a)	12,790,000	12,799,573

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Federal National Mortgage Association—continued
Pool #469482, 1.076%, 10/01/18(a)	13,420,000	13,429,873
Pool #469408, 0.996%, 11/01/18(a)(b)	38,075,000	38,102,702
Pool #466804, 0.826%, 12/01/20(a)	13,370,000	13,384,198
Pool #470556, 0.946%, 12/01/20(a)	21,070,000	21,092,187
Pool #469386, 0.866%, 10/01/21(a)(b)	30,015,000	30,038,196
Pool #469856, 1.036%, 12/01/21(a)(b)	17,690,000	17,701,454
Pool #AM0400, 0.726%, 08/01/22(a)	17,500,000	17,742,738
Pool #AP6765, 2.500%, 09/01/27(d)	5,727,456	6,026,805
Pool #AP6769, 2.500%, 09/01/27(d)	3,036,277	3,194,970
Pool #AP6771, 2.500%, 10/01/27(d)	3,050,113	3,209,529
Pool #635082, 2.249%, 05/01/32(a)	138,463	147,464
Pool #604921, 2.123%, 10/01/32(a)	114,280	121,300
Pool #671993, 2.357%, 12/01/32(a)	14,816	15,104
Pool #AE0044, 5.064%, 03/01/33(a)	2,993,993	3,224,094
Pool #689966, 2.260%, 04/01/33(a)	1,015,491	1,082,039
Pool #555468, 2.564%, 05/01/33(a)	265,318	282,616
Pool #711466, 3.005%, 05/01/33(a)	32,417	32,811
Pool #733703, 2.721%, 08/01/33(a)	4,136,199	4,426,152
Pool #555756, 4.609%, 08/01/33(a)	2,969,012	3,186,475
Pool #555844, 2.271%, 10/01/33(a)	345,032	368,241
Pool #386320, 4.550%, 10/01/33	183,232	189,363
Pool #725126, 3.000%, 12/01/33(a)	2,679,066	2,842,166
Pool #793025, 2.305%, 07/01/34(a)	710,978	763,636
Pool #AL0222, 2.322%, 07/01/34(a)	20,784,362	22,169,757

	Shares or Principal Amount($)	Value($)

Federal National Mortgage Association—continued
Pool #801510, 2.275%, 08/01/34(a)	1,831,782	1,953,926
Pool #794939, 1.760%, 10/01/34(a)	28,816	29,825
Pool #745707, 2.598%, 12/01/34(a)	14,719,956	15,723,902
Pool #809384, 2.215%, 01/01/35(a)	414,923	438,261
Pool #805338, 2.260%, 01/01/35(a)	171,174	180,729
Pool #813718, 2.308%, 01/01/35(a)	13,347,853	13,996,686
Pool #AD0064, 2.310%, 01/01/35(a)	16,989,461	18,214,922
Pool #809772, 2.278%, 02/01/35(a)(b)	419,799	439,079
Pool #814686, 2.101%, 03/01/35(a)	208,996	215,648
Pool #820598, 2.202%, 03/01/35(a)	821,054	865,062
Pool #735545, 2.462%, 03/01/35(a)	4,687,343	4,990,626
Pool #995609, 2.813%, 04/01/35(a)	3,938,304	4,229,308
Pool #822302, 2.941%, 05/01/35(a)	1,756,607	1,887,027
Pool #821373, 2.634%, 06/01/35(a)	1,262,447	1,334,993
Pool #735766, 2.217%, 07/01/35(a)	1,350,952	1,452,725
Pool #735810, 3.215%, 08/01/35(a)	1,697,291	1,817,883
Pool #817467, 2.287%, 09/01/35(a)	4,268,829	4,595,176
Pool #829334, 2.607%, 09/01/35(a)	121,049	129,799
Pool #AL0505, 2.700%, 11/01/35(a)	17,141,869	18,330,851
Pool #995540, 2.296%, 01/01/36(a)(b)	10,079,445	10,760,618
Pool #AD0377, 2.324%, 01/01/36(a)	3,391,791	3,630,212
Pool #888722, 2.789%, 01/01/36(a)	3,717,503	3,972,500
Pool #995542, 2.592%, 02/01/36(a)	7,188,255	7,677,708
Pool #AL2202, 2.789%, 06/01/36(a)	17,396,652	18,670,770

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — concluded

	Shares or Principal Amount($)	Value($)

Federal National Mortgage Association—continued
Pool #AL0854, 2.792%, 06/01/36(a)	10,751,478	11,502,087
Pool #AL1535, 2.880%, 06/01/36(a)(b)	27,909,150	30,079,192
Pool #AE0329, 3.215%, 06/01/36(a)	2,791,559	2,993,535
Pool #888859, 2.775%, 10/01/36(a)(b)	1,341,535	1,435,086
Pool #745975, 2.256%, 11/01/36(a)	3,879,773	4,149,985
Pool #903166, 2.400%, 11/01/36(a)	3,339,566	3,535,548
Pool #AA3517, 2.517%, 11/01/36(a)	9,894,100	10,553,313
Pool #917290, 2.637%, 11/01/36(a)	4,273,462	4,573,368
Pool #909313, 2.325%, 12/01/36(a)	1,697,240	1,804,213
Pool #905857, 2.692%, 12/01/36(a)	220,510	237,345
Pool #AL0968, 2.718%, 12/01/36(a)	27,726,723	29,747,636
Pool #888180, 2.612%, 01/01/37(a)	4,072,576	4,323,081
Pool #906216, 2.620%, 01/01/37(a)	2,596,827	2,788,334
Pool #535990, 2.358%, 04/01/37(a)	930,079	996,936
Pool #AA3518, 2.561%, 05/01/37(a)	13,316,599	14,206,193
Pool #AL0872, 2.288%, 07/01/37(a)	5,306,561	5,682,764
Pool #AL0960, 3.237%, 07/01/37(a)(b)	29,707,153	31,950,910
Pool #995059, 3.406%, 08/01/37(a)	2,671,440	2,855,767
Pool #AL1306, 2.945%, 09/01/37(a)	12,681,484	13,611,228
Pool #AD0380, 2.609%, 10/01/37(a)	14,561,057	15,541,218
Pool #AE0427, 2.903%, 10/01/37(a)	10,447,369	11,246,817
Pool #AL0966, 2.951%, 11/01/37(a)	8,460,264	9,051,302
Pool #AE0332, 3.039%, 11/01/37(a)	9,241,750	9,844,051
Pool #AL0967, 2.746%, 04/01/38(a)	26,642,126	28,555,141
Pool #976778, 4.450%, 04/01/38(a)	8,100,669	8,692,548

	Shares or Principal Amount($)	Value($)

Federal National Mortgage Association—continued
Pool #AL0270, 3.758%, 08/01/38(a)	23,511,458	25,363,208
Pool #AE0107, 3.758%, 10/01/38(a)	5,661,925	6,069,952
Pool #AE0279, 4.378%, 11/01/38(a)	2,483,587	2,675,320
Pool #AE0057, 3.261%, 02/01/39(a)	9,594,234	10,329,173
Pool #AL1303, 3.756%, 02/01/39(a)(b)	24,795,821	26,784,500
Pool #AE0066, 2.294%, 09/01/39(a)(b)	27,951,076	29,841,930
Pool #725874, 2.352%, 09/01/39(a)	119,195	127,033

		1,053,247,016

Total U.S. Government Agency Mortgages (Cost $1,706,125,526)		1,737,356,751

Money Market Fund (0.5%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.05%(e)	12,986,949	12,986,949

Total Money Market Fund (Cost $12,986,949)		12,986,949

Total Investments (Cost $2,366,543,017) — 99.5%		2,401,495,106
Other assets in excess of liabilities — 0.5%		12,744,379

Net Assets — 100.0%		$2,414,239,485

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2012.

(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 1.7% of net assets as of September 30, 2012.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Virginia Intermediate Municipal Bond Fund

	Shares or Principal Amount($)	Value($)

Municipal Bonds (97.1%)
District of Columbia (4.7%)
Metropolitan Washington D.C. Airports Authority, Airport System, Series A, RB, 5.000%, 10/01/29	2,500,000	2,890,175
Metropolitan Washington D.C. Airports Authority, Airport System, Series B, RB, 5.000%, 10/01/26, BHAC	2,175,000	2,499,575
Washington D.C. Metropolitan Area Transit Authority, Gross Revenue, Series A, RB, 5.125%, 07/01/32	2,000,000	2,284,420

		7,674,170

New Jersey (1.2%)
New Jersey State Higher Education Student Assistance Authority, Series 1A, AMT, RB, 5.000%, 12/01/18	1,760,000	1,997,494

North Carolina (0.7%)
North Carolina State Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	1,030,000	1,121,423

Pennsylvania (0.8%)
Montgomery County, Industrial Development Authority, RB, 5.000%, 11/15/26	1,100,000	1,211,177

Texas (0.8%)
Clifton Higher Education Finance Corp., RB, 5.000%, 08/15/32	875,000	942,095
Texas State Public Finance Authority Charter School Finance Corp., Series A, RB, 6.000%, 02/15/30	360,000	413,536

		1,355,631

Virginia (88.9%)
Arlington County, GO, 5.000%, 03/15/15(a)	4,500,000	5,014,305
Bedford County Economic Development Authority, Public Facilities Lease, RB, 5.250%, 05/01/24, NATL-RE(a)	1,890,000	2,156,471

	Shares or Principal Amount($)	Value($)

Virginia—continued
Fairfax County Economic Development Authority, RB, 5.000%, 08/01/22(a)	3,700,000	4,498,571
Fairfax County Economic Development Authority, RB, 5.000%, 04/01/31(b)	1,885,000	2,183,414
Fairfax County Economic Development Authority, RB, 5.000%, 04/01/32(b)	1,840,000	2,125,881
Fairfax County Economic Development Authority, Lease Revenue, RB, 5.000%, 05/15/18	2,860,000	3,452,077
Fauquier County, GO, 5.000%, 07/01/19, Pre-refunded 07/01/2016 @ 100, NATL-RE	2,100,000	2,455,677
Greater Richmond Convention Center Authority, Hotel Tax, RB, 5.000%, 06/15/16, NATL-RE	2,855,000	3,153,690
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/23	1,060,000	1,251,775
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/24	2,425,000	2,863,731
Hanover County Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, NATL-RE(a)	4,845,000	5,438,561
Henrico County Economic Development Authority, RB, 3.000%, 06/01/18	1,790,000	1,799,254
Henrico County Economic Development Authority, RB, 5.000%, 06/01/25	770,000	822,938
Henry County Public Service Authority, Water & Sewer, RB, 5.250%, 11/15/13, MSF, AGM(a)	1,500,000	1,581,405
Isle County Wight, GO, 5.000%, 07/01/37, State Aid Withholding	1,200,000	1,404,996
James City County Economic Development Authority, Public Facility Project, RB, 5.000%, 06/15/21, AGM	2,215,000	2,543,064

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Virginia Intermediate Municipal Bond Fund — continued

	Shares or Principal Amount($)	Value($)

Virginia—continued
Loudoun County Industrial Development Authority, Series A, RB, 5.000%, 06/01/31	2,000,000	2,341,760
Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/21	2,460,000	3,132,933
Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/25, Pre-refunded 01/01/2015 @ 100	1,000,000	1,104,500
Loudoun County, Public Improvement, GO, 5.000%, 06/01/14	3,500,000	3,776,675
New Kent County Economic Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, AGM	2,225,000	2,586,629
Newport News, GO, 5.250%, 07/01/15(a)	3,000,000	3,396,060
Norfolk Economic Development Authority, Health Care Facilities, Series B, RB, 5.000%, 11/01/25	1,000,000	1,196,110
Norfolk Economic Development Authority, Health Care Facilities, Series B, RB, 5.000%, 11/01/36	2,000,000	2,269,540
Peninsula Ports Authority, Residential Care Facility, Series A, RB, 7.375%, 12/01/23, Pre-refunded 12/01/2013 @ 100	3,520,000	3,811,421
Pittsylvania County, GO, 5.000%, 03/01/21	1,000,000	1,223,840
Pittsylvania County, Series B, GO, 5.000%, 03/01/22	1,000,000	1,212,590
Portsmouth, Series B, GO, 5.250%, 07/15/24	1,000,000	1,209,700
Portsmouth, Series D, GO, 5.000%, 07/15/23	1,250,000	1,529,813
Powhatan County, GO, 5.000%, 01/15/32	1,580,000	1,835,059

	Shares or Principal Amount($)	Value($)

Virginia—continued
Richmond, GO, 5.000%, 07/15/24, Pre-refunded 07/15/2016 @ 100, AGM	1,435,000	1,682,093
Richmond, Series B, GO, 5.000%, 07/15/18	2,000,000	2,452,640
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795,000	2,019,716
Roanoke, GO, 5.000%, 10/01/18	2,450,000	3,019,282
Roanoke, Series B, GO, 5.000%, 02/01/24, Pre-refunded 02/01/2015 @ 101	2,500,000	2,795,450
Roanoke Economic Development Authority, Hospital Revenue, RB, 5.000%, 07/01/27	1,000,000	1,147,550
Smyth County Industrial Development Authority, Mountain States Health Alliance, RB, 5.000%, 07/01/23	1,000,000	1,106,470
Tobacco Settlement Financing Corp., RB, 5.500%, 06/01/26, MSF(a)	4,420,000	4,802,197
Virginia Beach, Public Improvement, Series C, GO, 5.000%, 09/15/16	2,325,000	2,737,641
Virginia College Building Authority, RB, 5.000%, 09/01/19	1,000,000	1,245,500
Virginia College Building Authority, Educational Facilities Project, Series B, RB, 5.000%, 03/01/21	1,250,000	1,568,638
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21, MSF(a)	3,950,000	4,807,703
Virginia College Building Authority, Public Higher Educational Financing Program, Series A, RB, 5.000%, 09/01/17(a)	3,000,000	3,493,890

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Virginia Intermediate Municipal Bond Fund — concluded

	Shares or Principal Amount($)	Value($)

Virginia—continued
Virginia College Building Authority, Public Higher Educational Financing Program, Series A, RB, 5.000%, 09/01/27(a)	4,000,000	4,765,800
Virginia Commonwealth University, Health System Authority, RB, 5.000%, 07/01/30	1,460,000	1,677,306
Virginia Housing Development Authority, Commonwealth Mortgage, Series A-1, RB, 3.650%, 01/01/18, GO	1,205,000	1,325,886
Virginia Housing Development Authority, Commonwealth Mortgage, Series E, RB, 6.000%, 07/01/25, GO of Authority(a)	2,450,000	2,795,573
Virginia Public Building Authority Facilities, Series A, RB, 5.000%, 08/01/26	2,500,000	3,041,650
Virginia Public Building Authority Facilities, Series B, RB, 5.000%, 08/01/20(a)	4,000,000	4,957,640
Virginia Public School Authority, School Financing, RB, 5.000%, 07/15/26	2,000,000	2,375,000
Virginia Resources Authority Clean Water, Revolving Fund, RB, 5.000%, 10/01/16	2,030,000	2,390,284
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series A, RB, 5.000%, 11/01/18(a)	2,775,000	3,440,750
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series A, RB, 5.000%, 11/01/32	2,000,000	2,403,920
Virginia Small Business Financing Authority, AMT, RB, 5.000%, 07/01/34	3,000,000	3,144,780
Virginia State, Series A, GO, 5.000%, 06/01/19, Pre-refunded 06/01/2014 @ 100(a)	3,170,000	3,421,888

	Shares or Principal Amount($)	Value($)

Virginia—continued
Winchester, GO, 5.000%, 11/01/18, Pre-refunded 11/01/2015 @ 100, NATL-RE/ FGIC	2,000,000	2,284,380

		144,276,067

Total Municipal Bonds (Cost $144,571,895)		157,635,962

Money Market Fund (4.8%)
Federated Virginia Municipal Cash Trust, Institutional Share, 0.01%(c)	7,787,616	7,787,616

Total Money Market Fund (Cost $7,787,616)		7,787,616

Total Investments (Cost $152,359,511) — 101.9%		165,423,578
Liabilities in excess of other assets — (1.9)%		(3,107,656)

Net Assets — 100.0%		$162,315,922

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2012.

Investment Abbreviations

AGM	—	Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	—	Security guaranteed by American Municipal Bond Assurance Corporation
AMT	—	Income subject to Alternative Minimum Tax
BHAC	—	Security guaranteed by Berkshire Hathaway Assurance Corporation
FGIC	—	Security guaranteed by Financial Guaranty Insurance Company
GO	—	General Obligation
MSF	—	Mandatory Sinking Fund
NATL-RE	—	Reinsurance provided by National Public Finance Guarantee Corporation
RB	—	Revenue Bond

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

	Core Bond Fund	Corporate Bond Fund	Georgia Tax-Exempt Bond Fund	High Grade Municipal Bond Fund	High Income Fund
Assets:
Total Investments, at Cost	$532,345,543	$83,318,477	$146,877,470	$54,338,719	$957,914,244

Total Investments, at Value*	$551,382,483	$89,255,065	$159,867,363	$59,726,564	$975,269,673
Cash	147,122	101,063	—	—	93,170
Interest and Dividends Receivable	2,933,164	949,745	1,812,047	649,107	13,861,540
Securities Lending Income Receivable	501	—	—	—	25,871
Receivable for Capital Shares Issued	794,714	123,585	90,523	80,317	2,151,932
Receivable for Investment Securities Sold	7,542,291	522,653	—	—	15,370,509
Receivable for Investment Securities Sold on a When-issued Basis	678,148	—	—	—	22,857,505
Prepaid Expenses and Other Assets	37,015	17,964	13,358	22,818	59,767

Total Assets	563,515,438	90,970,075	161,783,291	60,478,806	1,029,689,967

Liabilities:
Payable for Investment Securities Purchased	19,962,260	1,138,914	1,161,373	—	5,964,561
Payable for Investment Securities Purchased on a When-issued Basis	17,090,662	—	—	4,909,555	102,997,131
Payable for Capital Shares Redeemed	64,615	21,741	34,008	51,825	10,649,803
Payable Upon Return of Securities Loaned	—	—	—	—	73,479,994
Income Distributions Payable	143,294	29,102	398,094	100,048	798,744
Investment Advisory Fees Payable	107,005	29,436	63,898	22,336	363,576
Administration Fees Payable	3,566	604	959	317	5,359
Fund Accounting Fees Payable	866	538	1,508	417	2,119
Transfer Agency Fees Payable	—	—	—	—	5,577
Compliance and Fund Services Fees Payable	9,770	1,677	3,122	1,045	13,790
Distribution and Service Fees Payable	8,057	17,051	570	1,109	38,464
Shareholder Servicing Fees Payable	52,030	5,860	257	2,029	179,167
Custodian Fees Payable	2,243	1,154	632	465	419
Other Accrued Expenses	17,333	4,932	8,707	3,364	3,150

Total Liabilities	37,461,701	1,251,009	1,673,128	5,092,510	194,501,854

Total Net Assets	$526,053,737	$89,719,066	$160,110,163	$55,386,296	$835,188,113

Net Assets Consist of:
Capital	$501,804,056	$81,303,411	$151,918,460	$48,444,855	$823,406,115
Accumulated Net Investment Income (Loss)	(1,687,581)	(214,429)	190,856	(7,125)	(300,454)
Accumulated Net Realized Gain (Loss) from Investments Transactions	6,900,322	2,693,496	(4,989,046)	1,560,721	(5,272,977)
Net Unrealized Appreciation on Investments	19,036,940	5,936,588	12,989,893	5,387,845	17,355,429

Net Assets	$526,053,737	$89,719,066	$160,110,163	$55,386,296	$835,188,113

Net Assets:
I Shares	$497,883,832	$65,099,476	$155,504,992	$46,322,289	$694,865,183
A Shares	22,472,339	5,414,561	4,605,171	9,064,007	118,254,940
C Shares	—	19,205,029	—	—	—
R Shares	5,697,566	—	—	—	22,067,990
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	43,708,337	6,674,939	14,331,258	3,730,683	98,783,706
A Shares	1,973,035	552,578	423,721	729,674	16,799,089
C Shares	—	1,969,269	—	—	—
R Shares	499,844	—	—	—	3,135,831
Net Asset Value and Redemption Price Per Share:
I Shares	$11.39	$9.75	$10.85	$12.42	$7.03
A Shares	11.39	9.80	10.87	12.42	7.04
C Shares(a)	—	9.75	—	—	—
R Shares	11.40	—	—	—	7.04
Offering Price Per Share (100%/(100%-maximum sales charge x net asset value) of net asset value adjusted to the nearest cent):
A Shares	$11.96	$10.29	$11.41	$13.04	$7.39
Maximum Sales Charge — A Shares	4.75%	4.75%	4.75%	4.75%	4.75%

*	Investments include securities on loan of $—, $—, $—, $— and $69,396,355, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

	Intermediate Bond Fund	Investment Grade Tax-Exempt Bond Fund	Limited Duration Fund	Limited-Term Federal Mortgage Securities Fund	North Carolina Tax-Exempt Bond Fund
Assets:
Total Investments, at Cost	$1,183,136,073	$1,033,296,634	$10,374,801	$25,205,630	$50,326,521

Total Investments, at Value*	$1,222,734,893	$1,095,038,566	$10,447,206	$26,006,145	$54,398,545
Interest and Dividends Receivable	6,235,826	10,697,879	1,229	71,260	703,344
Securities Lending Income Receivable	6,456	—	—	—	—
Receivable for Capital Shares Issued	281,561	612,674	—	1,186	10,214
Receivable for Investment Securities Sold	3,892,734	8,261,438	—	852,886	—
Receivable for Investment Securities Sold on a When-issued Basis	—	7,502,688	—	777,930	—
Prepaid Expenses and Other Assets	58,857	47,904	6,259	21,223	8,131

Total Assets	1,233,210,327	1,122,161,149	10,454,694	27,730,630	55,120,234

Liabilities:
Due to Custodian	142,457	—	—	—	—
Payable for Investment Securities Purchased	16,682,288	—	—	—	—
Payable for Investment Securities Purchased on a When-issued Basis	—	71,601,866	—	4,510,724	—
Payable for Capital Shares Redeemed	2,324,486	16,316,247	—	1,255,097	633
Payable Upon Return of Securities Loaned	58,897,360	—	—	—	—
Income Distributions Payable	927,047	710,143	2,054	8,795	132,531
Investment Advisory Fees Payable	229,392	412,887	857	6,434	22,434
Administration Fees Payable	6,979	6,497	35	88	344
Fund Accounting Fees Payable	12,640	7,388	346	726	427
Transfer Agency Fees Payable	8,191	—	—	502	—
Compliance and Fund Services Fees Payable	25,043	20,793	237	757	1,094
Distribution and Service Fees Payable	2,550	9,020	—	6,009	83
Shareholder Servicing Fees Payable	136,253	119,070	—	1,396	44
Custodian Fees Payable	2,214	—	554	986	423
Other Accrued Expenses	57,249	47,025	2,088	3,425	3,564

Total Liabilities	79,454,149	89,250,936	6,171	5,794,939	161,577

Total Net Assets	$1,153,756,178	$1,032,910,213	$10,448,523	$21,935,691	$54,958,657

Net Assets Consist of:
Capital	$1,086,375,506	$941,848,675	$11,872,575	$35,989,950	$51,148,611
Accumulated Net Investment Income (Loss)	(1,877,512)	(224,210)	6,506	(249,900)	(63,097)
Accumulated Net Realized Gain (Loss) from Investments Transactions	29,659,364	29,543,816	(1,502,963)	(14,604,874)	(198,881)
Net Unrealized Appreciation on Investments	39,598,820	61,741,932	72,405	800,515	4,072,024

Net Assets	$1,153,756,178	$1,032,910,213	$10,448,523	$21,935,691	$54,958,657

Net Assets:
I Shares	$1,141,378,181	$995,701,149	$10,448,523	$12,739,273	$54,239,773
A Shares	12,328,078	37,209,064	—	2,495,094	718,884
C Shares	—	—	—	6,701,324	—
R Shares	49,919	—	—	—	—
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	107,199,227	77,529,569	1,064,033	1,132,204	5,029,184
A Shares	1,157,417	2,893,960	—	222,201	66,824
C Shares	—	—	—	595,582	—
R Shares	4,688	—	—	—	—
Net Asset Value and Redemption Price Per Share:
I Shares	$10.65	$12.84	$9.82	$11.25	$10.79
A Shares	10.65	12.86	—	11.23	10.76
C Shares(a)	—	—	—	11.25	—
R Shares	10.65	—	—	—	—
Offering Price Per Share (100%/(100%-maximum sales charge x net asset value) of net asset value adjusted to the nearest cent):
A Shares	$11.18	$13.50	$—	$11.52	$11.30
Maximum Sales Charge — A Shares	4.75%	4.75%	—	2.50%	4.75%

*	Investments include securities on loan of $57,580,439, $—, $—, $— and $—, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

	Seix Floating Rate High Income Fund	Seix High Yield Fund	Short-Term Bond Fund	Short-Term Municipal Bond Fund	Short-Term U.S. Treasury Securities Fund
Assets:
Total Investments, at Cost	$4,491,614,372	$2,248,356,392	$286,600,661	$10,541,773	$16,150,352

Total Investments, at Value*	$4,522,522,620	$2,356,092,474	$292,289,875	$10,691,211	$16,322,639
Cash	—	6,288,784	8,222	—	—
Cash Collateral on Deposit at Broker	—	—	816,095	—	—
Interest Receivable	20,076,823	37,954,448	1,554,835	72,816	90,490
Appreciated Swap Agreements, at Value	—	112,500	—	—	—
Securities Lending Income Receivable	—	46,501	—	—	—
Receivable for Capital Shares Issued	7,127,941	1,830,878	320,950	141	34,828
Receivable for Investment Securities Sold	18,017,945	10,465,515	168,140	—	—
Receivable for Investment Securities Sold on a When-issued Basis	81,426,208	6,582,096	—	—	—
Prepaid Expenses and Other Assets	120,327	77,276	26,096	28,838	18,786

Total Assets	4,649,291,864	2,419,450,472	295,184,213	10,793,006	16,466,743

Liabilities:
Payable for Investment Securities Purchased	7,920,000	17,262,272	—	—	—
Payable for Investment Securities Purchased on a When-issued Basis	582,202,222	87,574,158	18,402,821	—	—
Depreciated Swap Agreements, at Value	—	371,331	—	—	—
Payable for Capital Shares Redeemed	5,677,410	2,397,686	326,539	—	400,658
Payable Upon Return of Securities Loaned	—	160,892,510	—	—	—
Premiums Payable On Open Swap Agreements	—	87,500	—	—	—
Interest Payable On Open Swap Agreements	—	121,306	—	—	—
Income Distributions Payable	7,048,310	7,020,538	249,822	473	2,040
Unrealized Depreciation on Futures Contracts	—	—	67,441	—	—
Investment Advisory Fees Payable	1,295,213	741,870	91,292	155	1,808
Administration Fees Payable	23,074	13,249	1,640	43	93
Fund Accounting Fees Payable	33,018	19,742	3,272	413	276
Transfer Agency Fees Payable	84,422	61,819	1,088	—	—
Compliance and Fund Services Fees Payable	71,268	42,383	6,575	180	391
Distribution and Service Fees Payable	36,431	13,069	2,473	440	3,501
Shareholder Servicing Fees Payable	1,163,010	177,774	5,639	70	1,462
Custodian Fees Payable	33,899	—	1,069	230	729
Other Accrued Expenses	140,521	84,689	18,240	312	2,092

Total Liabilities	605,728,798	276,881,896	19,177,911	2,316	413,050

Total Net Assets	$4,043,563,066	$2,142,568,576	$276,006,302	$10,790,690	$16,053,693

Net Assets Consist of:
Capital	$4,091,517,743	$2,063,044,739	$276,035,932	$9,636,120	$15,845,613
Accumulated Net Investment Income (Loss)	1,969,934	431,789	(33,569)	(12,480)	(104)
Accumulated Net Realized Gain (Loss) from Investments, Futures and Swap Transactions	(80,832,859)	(28,673,444)	(5,617,834)	1,017,612	35,897
Net Unrealized Appreciation on Investments, Futures and Swaps	30,908,248	107,765,492	5,621,773	149,438	172,287

Net Assets	$4,043,563,066	$2,142,568,576	$276,006,302	$10,790,690	$16,053,693

Net Assets:
I Shares	$3,964,888,947	$2,077,854,414	$271,188,957	$7,215,076	$6,058,298
A Shares	47,870,094	62,363,479	2,266,033	3,575,614	2,727,008
C Shares	30,804,025	—	2,551,312	—	7,268,387
R Shares	—	2,350,683	—	—	—
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	443,999,237	209,163,244	27,015,022	660,035	608,524
A Shares	5,361,477	6,422,016	225,074	327,120	274,194
C Shares	3,448,742	—	253,519	—	731,532
R Shares	—	236,761	—	—	—
Net Asset Value and Redemption Price Per Share:
I Shares	$8.93	$9.93	$10.04	$10.93	$9.96
A Shares	8.93	9.71	10.07	10.93	9.95
C Shares(a)	8.93	—	10.06	—	9.94
R Shares	—	9.93	—	—	—
Offering Price Per Share (100%/(100%-maximum sales charge x net asset value) of net asset value adjusted to the nearest cent):
A Shares	$9.16	$10.19	$10.33	$11.21	$10.21
Maximum Sales Charge — A Shares	2.50%	4.75%	2.50%	2.50%	2.50%

*	Investments include securities on loan of $—, $157,282,208, $—, $— and $—, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

	Total Return Bond Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	U.S. Government Securities Ultra- Short Bond Fund	Virginia Intermediate Municipal Bond Fund
Assets:
Total Investments, at Cost	$1,269,089,704	$153,961,762	$42,718,660	$2,366,543,017	$152,359,511

Total Investments, at Value	$1,317,536,392	$154,958,608	$43,993,432	$2,401,495,106	$165,423,578
Cash	431,555	4,613	—	—	—
Cash Collateral on Deposit at Broker	—	185,412	—	1,137,683	—
Interest and Dividends Receivable	7,308,601	651,900	148,324	5,784,349	1,724,798
Appreciated Swap Agreements, at Value	330,492	—	—	—	—
Securities Lending Income Receivable	2,506	—	—	—	—
Receivable for Capital Shares Issued	2,073,345	125,083	85,578	6,361,350	10,906
Receivable for Investment Securities Sold	18,718,364	34,593	—	15,841,068	—
Receivable for Investment Securities Sold on a When-issued Basis	3,293,917	—	—	210,201,497	—
Unrealized Appreciation on Forward Foreign Currency Contracts	2,365,209	—	—	—	—
Prepaid Expenses and Other Assets	70,690	15,235	21,772	102,082	14,484

Total Assets	1,352,131,071	155,975,444	44,249,106	2,640,923,135	167,173,766

Liabilities:
Payable for Investment Securities Purchased	21,451,259	874,089	—	—	—
Payable for Investment Securities Purchased on a When-issued Basis	39,458,431	8,780,647	—	220,177,789	4,279,751
Due to Custodian	—	—	—	1,024	—
Payable for Capital Shares Redeemed	6,826,517	36,641	70,492	5,028,556	129,585
Interest Payable On Open Swap Agreements	3,056	—	—	—	—
Income Distributions Payable	396,692	45,308	2,085	323,307	363,629
Unrealized Depreciation on Forward Foreign Currency Contracts	1,499,810	—	—	—	—
Unrealized Depreciation on Futures Contracts	—	14,110	—	—	—
Investment Advisory Fees Payable	248,933	25,710	14,340	367,286	66,342
Administration Fees Payable	8,313	851	203	15,405	962
Fund Accounting Fees Payable	1,981	1,617	687	9,069	1,723
Transfer Agency Fees Payable	9,391	—	—	5,446	—
Compliance and Fund Services Fees Payable	23,032	2,308	929	43,301	3,331
Distribution and Service Fees Payable	28,405	—	2,275	—	1,420
Shareholder Servicing Fees Payable	67,786	15,926	13,243	629,980	1,001
Custodian Fees Payable	—	1,231	633	1,328	828
Other Accrued Expenses	33,237	7,104	3,614	81,159	9,272

Total Liabilities	70,056,843	9,805,542	108,501	226,683,650	4,857,844

Total Net Assets	$1,282,074,228	$146,169,902	$44,140,605	$2,414,239,485	$162,315,922

Net Assets Consist of:
Capital	$1,212,310,462	$148,974,392	$40,978,113	$2,391,070,890	$146,835,732
Accumulated Net Investment Income (Loss)	(3,724,055)	(32,282)	—	(5,382,593)	19,873
Accumulated Net Realized Gain (Loss) from Investments, Futures, Swap and Foreign Currency Transactions	24,207,295	(3,754,944)	1,887,720	(6,400,901)	2,396,250
Net Unrealized Appreciation on Investments, Futures, Swaps and Foreign Currencies	49,280,526	982,736	1,274,772	34,952,089	13,064,067

Net Assets	$1,282,074,228	$146,169,902	$44,140,605	$2,414,239,485	$162,315,922

Net Assets:
I Shares	$1,182,292,207	$146,169,902	$40,173,223	$2,414,239,485	$150,749,241
A Shares	56,215,404	—	1,755,559	—	11,566,681
C Shares	—	—	2,211,823	—	—
R Shares	43,566,617	—	—	—	—
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	106,631,434	14,647,172	4,505,802	236,684,287	13,937,714
A Shares	4,911,256	—	196,894	—	1,069,721
C Shares	—	—	248,074	—	—
R Shares	3,928,594	—	—	—	—
Net Asset Value and Redemption Price Per Share:
I Shares	$11.09	$9.98	$8.92	$10.20	$10.82
A Shares	11.45	—	8.92	—	10.81
C Shares(a)	—	—	8.92	—	—
R Shares	11.09	—	—	—	—
Offering Price Per Share (100%/(100%-maximum sales charge x net asset value) of net asset value adjusted to the nearest cent):
A Shares	$12.02	$—	$9.36	$—	$11.35
Maximum Sales Charge — A Shares	4.75%	—	4.75%	—	4.75%

(a) Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period ended September 30, 2012

(Unaudited)

	Core Bond Fund	Corporate Bond Fund	Georgia Tax-Exempt Bond Fund	High Grade Municipal Bond Fund	High Income Fund
Investment Income:
Interest Income	$4,210,884	$1,683,248	$3,005,153	$966,462	$27,222,574
Dividend Income	109,697	97,138	1,295	1,905	247,871
Income from Securities Lending	563	—	—	—	143,749

Total Investment Income	4,321,144	1,780,386	3,006,448	968,367	27,614,194

Expenses:
Investment Advisory Fees	623,361	177,229	407,661	142,473	2,128,229
Administration Fees	22,709	4,032	6,959	2,433	33,830
Fund Accounting Fees	21,898	4,085	7,600	2,546	32,842
Transfer Agency Fees	27,986	22,998	2,865	2,865	104,702
Compliance & Fund Services Fees	17,722	3,251	5,832	1,973	25,540
Distribution and Service Fees — A Shares	34,173	9,372	3,387	6,399	160,880
Distribution and Service Fees — C Shares	—	93,492	—	—	—
Distribution and Service Fees — R Shares	14,681	—	—	—	51,126
Shareholder Servicing Fees — I Shares	109,371	10,613	220	2,014	169,403
Shareholder Servicing Fees — A Shares	6,962	45	38	15	10,438
Shareholder Servicing Fees — R Shares	622	—	—	—	5,852
Custodian Fees	9,899	4,969	4,468	3,969	20,253
Printing Fees	15,492	2,429	4,227	2,161	23,876
Registration Fees	25,755	22,324	7,671	15,926	41,228
Trustee Fees	10,881	1,967	3,556	1,203	15,759
Other Fees	19,700	2,766	6,619	2,480	34,875

Total Expenses	961,212	359,572	461,103	186,457	2,858,833
Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	(1)	—	(6,534)	(20,626)
Less: Custodian Credits (Note 3)	(48)	(12)	(24)	—	(26)

Net Expenses	961,164	359,559	461,079	179,923	2,838,181

Net Investment Income (Loss)	3,359,980	1,420,827	2,545,369	788,444	24,776,013

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investment Transactions	4,360,905	2,106,395	1,310,981	629,337	(2,552,689)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	9,474,109	1,549,055	2,918,007	1,348,940	18,826,114

Net Realized and Unrealized Gain (Loss) on Investments	13,835,014	3,655,450	4,228,988	1,978,277	16,273,425

Change in Net Assets from Operations	$17,194,994	$5,076,277	$6,774,357	$2,766,721	$41,049,438

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period ended September 30, 2012

(Unaudited)

	Intermediate Bond Fund	Investment Grade Tax-Exempt Bond Fund	Limited Duration Fund	Limited-Term Federal Mortgage Securities Fund	North Carolina Tax-Exempt Bond Fund
Investment Income:
Interest Income	$12,212,029	$13,601,745	$53,994	$181,249	$966,301
Dividend Income	351,922	36,499	—	—	—
Income from Securities Lending	16,487	—	—	—	—

Total Investment Income	12,580,438	13,638,244	53,994	181,249	966,301

Expenses:
Investment Advisory Fees	1,438,649	2,491,523	6,307	81,948	143,025
Administration Fees	54,383	46,584	574	1,491	2,442
Fund Accounting Fees	60,603	49,028	836	2,023	2,582
Transfer Agency Fees	42,218	41,428	505	7,361	1,367
Compliance & Fund Services Fees	46,264	38,462	519	1,450	2,028
Distribution and Service Fees — A Shares	15,298	54,206	—	3,562	484
Distribution and Service Fees — C Shares	—	—	—	35,319	—
Distribution and Service Fees — R Shares	225	—	—	—	—
Shareholder Servicing Fees — I Shares	282,599	302,775	—	2,605	44
Shareholder Servicing Fees — A Shares	4,222	2,633	—	344	—
Shareholder Servicing Fees — R Shares	665	—	—	—	—
Custodian Fees	13,858	10,563	2,925	4,907	3,638
Printing Fees	35,435	25,215	1,147	2,090	1,865
Registration Fees	24,992	24,358	4,529	21,214	6,766
Trustee Fees	28,345	23,462	327	887	1,234
Other Fees	58,010	45,013	782	2,269	2,553

Total Expenses	2,105,766	3,155,250	18,451	167,470	168,028
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(580)	(4,185)	—	(20,426)	—
Less: Custodian Credits (Note 3)	(22)	(13)	—	—	—

Net Expenses	2,105,164	3,151,052	18,451	147,044	168,028

Net Investment Income (Loss)	10,475,274	10,487,192	35,543	34,205	798,273

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investment Transactions	21,161,576	12,787,882	9,158	918,960	590,197
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,009,188	15,780,331	49,724	(217,024)	959,497

Net Realized and Unrealized Gain (Loss) on Investments	22,170,764	28,568,213	58,882	701,936	1,549,694

Change in Net Assets from Operations	$32,646,038	$39,055,405	$94,425	$736,141	$2,347,967

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period ended September 30, 2012

(Unaudited)

	Seix Floating Rate High Income Fund	Seix High Yield Fund	Short-Term Bond Fund	Short-Term Municipal Bond Fund	Short-Term U.S. Treasury Securities Fund
Investment Income:
Interest Income	$109,224,297	$74,771,796	$3,024,565	$66,422	$98,356
Dividend Income	153,867	306,019	715	380	—
Income from Securities Lending	—	296,411	—	—	—

Total Investment Income	109,378,164	75,374,226	3,025,280	66,802	98,356

Expenses:
Investment Advisory Fees	7,779,109	4,483,276	607,248	18,628	34,025
Administration Fees	170,988	96,933	13,815	472	806
Fund Accounting Fees	180,176	106,372	15,762	676	991
Transfer Agency Fees	633,827	458,487	9,671	1,704	4,968
Compliance & Fund Services Fees	137,112	79,131	12,046	424	740
Distribution and Service Fees — A Shares	72,584	59,478	2,384	2,667	3,003
Distribution and Service Fees — C Shares	152,903	—	13,734	—	25,961
Distribution and Service Fees — R Shares	—	5,937	—	—	—
Shareholder Servicing Fees — I Shares	1,840,679	251,429	5,700	70	3,011
Shareholder Servicing Fees — A Shares	10,076	48	1,382	—	300
Shareholder Servicing Fees — R Shares	—	64	—	—	—
Custodian Fees	259,978	34,350	7,198	3,423	3,806
Printing Fees	106,373	52,223	7,950	2,805	1,540
Registration Fees	43,716	29,692	21,243	12,766	19,971
Trustee Fees	83,685	48,668	7,393	253	450
Other Fees	220,821	94,534	13,793	699	756

Total Expenses	11,692,027	5,800,622	739,319	44,587	100,328
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(104,073)	—	(1)	(9,935)	(27,932)
Less: Custodian Credits (Note 3)	(337)	(406)	(53)	(13)	—

Net Expenses	11,587,617	5,800,216	739,265	34,639	72,396

Net Investment Income (Loss)	97,790,547	69,574,010	2,286,015	32,163	25,960

Net Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps:
Net Realized Gain (Loss) from:
Investment Transactions	1,776,449	(1,070,701)	1,148,408	491,700	18,775
Futures Contracts	—	—	(249,413)	—	—
Credit Default Swap Agreements	—	(133,360)	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	37,093,798	52,888,935	807,557	(295,820)	(24,679)
Futures Contracts	—	—	(162,366)	—	—
Credit Default Swap Agreements	—	29,410	—	—	—

Net Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps	38,870,247	51,714,284	1,544,186	195,880	(5,904)

Change in Net Assets from Operations	$136,660,794	$121,288,294	$3,830,201	$228,043	$20,056

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period ended September 30, 2012

(Unaudited)

	Total Return Bond Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	U.S. Government Securities Ultra- Short Bond Fund	Virginia Intermediate Municipal Bond Fund
Investment Income:
Interest Income	$12,503,321	$833,021	$292,322	$8,137,962	$2,892,305
Dividend Income	260,750	328	—	17,133	212
Income from Securities Lending	5,593	—	—	—	—

Total Investment Income	12,769,664	833,349	292,322	8,155,095	2,892,517

Expenses:
Investment Advisory Fees	1,431,908	131,212	112,098	2,080,370	430,143
Administration Fees	54,111	5,427	2,040	101,372	7,340
Fund Accounting Fees	51,186	5,899	2,373	99,517	8,124
Transfer Agency Fees	112,711	7,872	5,679	107,841	5,158
Compliance & Fund Services Fees	42,367	4,241	1,766	80,101	6,208
Distribution and Service Fees — A Shares	64,343	—	2,685	—	9,058
Distribution and Service Fees — C Shares	—	—	11,859	—	—
Distribution and Service Fees — R Shares	83,851	—	—	—	—
Shareholder Servicing Fees — I Shares	311,137	12,815	23,376	1,246,680	895
Shareholder Servicing Fees — A Shares	19,748	—	186	—	106
Shareholder Servicing Fees — R Shares	19,387	—	—	—	—
Custodian Fees	28,674	6,584	3,601	24,281	4,676
Printing Fees	28,887	3,436	2,018	53,967	5,124
Registration Fees	39,193	13,201	20,734	34,122	9,550
Trustee Fees	25,684	2,606	1,073	48,680	3,790
Other Fees	51,463	6,194	2,213	98,976	7,786

Total Expenses	2,364,650	199,487	191,701	3,975,907	497,958
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(2,584)	—	(9,908)	—	—
Less: Custodian Credits (Note 3)	(42)	(19)	—	(122)	(26)

Net Expenses	2,362,024	199,468	181,793	3,975,785	497,932

Net Investment Income (Loss)	10,407,640	633,881	110,529	4,179,310	2,394,585

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Swaps and Foreign Currencies:
Net Realized Gain (Loss) from:
Investment and Foreign Currency Transactions	12,142,166	118,974	740,872	13,361,701	1,664,911
Futures Contracts	—	(48,841)	—	(2,635,573)	—
Credit Default Swap Agreements	(1,903,052)	—	—	—	—
Forward Foreign Currency Contracts	3,184,031	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Currencies	20,526,701	404,831	407,125	7,731,127	1,128,003
Futures Contracts	—	(14,110)	—	—	—
Credit Default Swap Agreements	25,912	—	—	—	—
Forward Foreign Currency Contracts	1,001,649	—	—	—	—

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Swaps and Foreign Currencies	34,977,407	460,854	1,147,997	18,457,255	2,792,914

Change in Net Assets from Operations	$45,385,047	$1,094,735	$1,258,526	$22,636,565	$5,187,499

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

RIDGEWORTH FUNDS    For the periods indicated

	Core Bond Fund		Corporate Bond Fund		Georgia Tax-Exempt Bond Fund
	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$3,359,980	$7,462,125	$1,420,827	$2,740,094	$2,545,369	$5,460,398
Net Realized Gain	4,360,905	24,110,179	2,106,395	4,073,160	1,310,981	1,263,832
Net Change in Unrealized Appreciation (Depreciation)	9,474,109	(2,301,238)	1,549,055	(707,485)	2,918,007	11,352,043

Change in Net Assets from Operations	17,194,994	29,271,066	5,076,277	6,105,769	6,774,357	18,076,273

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(4,274,266)	(7,644,796)	(1,092,810)	(2,128,601)	(2,473,653)	(5,316,936)
A Shares	(171,039)	(400,767)	(97,469)	(95,460)	(71,717)	(143,422)
C Shares	—	—	(230,548)	(515,969)	—	—
R Shares	(39,469)	(107,688)	—	—	—	—
Net Realized Gains:
I Shares	—	(18,964,864)	—	(3,859,873)	—	—
A Shares	—	(1,163,981)	—	(214,633)	—	—
C Shares	—	—	—	(1,265,689)	—	—
R Shares	—	(357,204)	—	—	—	—

Total Dividends and Distributions	(4,484,774)	(28,639,300)	(1,420,827)	(8,080,225)	(2,545,370)	(5,460,358)

Change in Net Assets from Capital Transactions	46,729,959	144,315,144	6,218,709	296,786	5,797,993	(28,084,239)

Change in Net Assets	59,440,179	144,946,910	9,874,159	(1,677,670)	10,026,980	(15,468,324)

Net Assets:
Beginning of Period	466,613,558	321,666,648	79,844,907	81,522,577	150,083,183	165,551,507

End of Period	$526,053,737	$466,613,558	$89,719,066	$79,844,907	$160,110,163	$150,083,183

Accumulated Net Investment Income (Loss), End of Period	$(1,687,581)	$(562,787)	$(214,429)	$(214,429)	$190,856	$190,857

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

RIDGEWORTH FUNDS    For the periods indicated

	Core Bond Fund		Corporate Bond Fund		Georgia Tax-Exempt Bond Fund
	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
I Shares:
Proceeds from Shares Issued	$91,411,133	$230,213,597	$9,510,078	$21,709,020	$16,056,202	$25,293,185
Dividends Reinvested	3,403,458	23,374,153	1,051,236	5,159,258	117,673	276,448
Cost of Shares Redeemed	(47,917,232)	(110,968,103)	(5,290,224)	(31,426,786)	(10,577,125)	(52,043,352)

Change in Net Assets from I Shares	46,897,359	142,619,647	5,271,090	(4,558,508)	5,596,750	(26,473,719)

A Shares:
Proceeds from Shares Issued	3,742,210	8,751,020	2,853,546	3,388,655	297,559	309,150
Dividends Reinvested	153,239	1,436,036	50,882	211,520	39,285	88,410
Cost of Shares Redeemed	(3,654,481)	(7,725,376)	(2,064,578)	(1,348,793)	(135,601)	(2,008,080)

Change in Net Assets from A Shares	240,968	2,461,680	839,850	2,251,382	201,243	(1,610,520)

C Shares:
Proceeds from Shares Issued	—	—	779,838	3,786,500	—	—
Dividends Reinvested	—	—	166,892	1,246,228	—	—
Cost of Shares Redeemed	—	—	(838,961)	(2,428,816)	—	—

Change in Net Assets from C Shares	—	—	107,769	2,603,912	—	—

R Shares:
Proceeds from Shares Issued	34,590	341,015	—	—	—	—
Dividends Reinvested	34,445	419,820	—	—	—	—
Cost of Shares Redeemed	(477,403)	(1,527,018)	—	—	—	—

Change in Net Assets from R Shares	(408,368)	(766,183)	—	—	—	—

Change in Net Assets from Capital Transactions	$46,729,959	$144,315,144	$6,218,709	$296,786	$5,797,993	$(28,084,239)

Shares Transactions:
I Shares:
Issued	8,093,766	20,392,980	1,000,468	2,239,751	1,491,958	2,473,798
Reinvested	300,619	2,090,943	109,157	547,019	10,944	26,978
Redeemed	(4,246,644)	(9,816,795)	(551,044)	(3,251,132)	(986,284)	(5,122,166)

Change in I Shares	4,147,741	12,667,128	558,581	(464,362)	516,618	(2,621,390)

A Shares:
Issued	332,435	765,877	301,604	349,895	27,734	29,451
Reinvested	13,539	128,545	5,267	22,375	3,647	8,617
Redeemed	(323,601)	(678,486)	(214,501)	(140,098)	(12,568)	(203,039)

Change in A Shares	22,373	215,936	92,370	232,172	18,813	(164,971)

C Shares:
Issued	—	—	81,053	389,063	—	—
Reinvested	—	—	17,332	132,375	—	—
Redeemed	—	—	(87,795)	(250,674)	—	—

Change in C Shares	—	—	10,590	270,764	—	—

R Shares:
Issued	3,055	29,536	—	—	—	—
Reinvested	3,041	37,600	—	—	—	—
Redeemed	(42,233)	(134,931)	—	—	—	—

Change in R Shares	(36,137)	(67,795)	—	—	—	—

Change in Shares	4,133,977	12,815,269	661,541	38,574	535,431	(2,786,361)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

RIDGEWORTH FUNDS    For the periods indicated

	High Grade Municipal Bond Fund		High Income Fund		Intermediate Bond Fund
	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$788,444	$1,660,145	$24,776,013	$39,781,312	$10,475,274	$25,199,528
Net Realized Gain (Loss)	629,337	2,029,706	(2,552,689)	(2,461,098)	21,161,576	50,404,145
Net Change in Unrealized Appreciation (Depreciation)	1,348,940	2,771,486	18,826,114	(20,230,956)	1,009,188	4,126,410

Change in Net Assets from Operations	2,766,721	6,461,337	41,049,438	17,089,258	32,646,038	79,730,083

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(667,865)	(1,428,088)	(20,646,152)	(32,588,069)	(10,415,623)	(24,939,559)
A Shares	(120,580)	(232,314)	(3,445,039)	(6,489,630)	(91,066)	(231,737)
R Shares	—	—	(633,441)	(1,187,832)	(514)	(10,885)
Net Realized Gains:
I Shares	—	(95,027)	—	(4,443,437)	—	(37,936,794)
A Shares	—	(16,625)	—	(874,159)	—	(412,228)
R Shares	—	—	—	(178,289)	—	(22,701)

Total Dividends and Distributions	(788,445)	(1,772,054)	(24,724,632)	(45,761,416)	(10,507,203)	(63,553,904)

Change in Net Assets from Capital Transactions	2,289,352	(9,179,229)	122,710,386	243,912,524	(74,658,587)	(129,640,910)

Change in Net Assets	4,267,628	(4,489,946)	139,035,192	215,240,366	(52,519,752)	(113,464,731)

Net Assets:
Beginning of Period	51,118,668	55,608,614	696,152,921	480,912,555	1,206,275,930	1,319,740,661

End of Period	$55,386,296	$51,118,668	$835,188,113	$696,152,921	$1,153,756,178	$1,206,275,930

Accumulated Net Investment Income (Loss), End of Period	$(7,125)	$(7,124)	$(300,454)	$(351,835)	$(1,877,512)	$(1,845,583)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

RIDGEWORTH FUNDS    For the periods indicated

	High Grade Municipal Bond Fund		High Income Fund		Intermediate Bond Fund
	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
I Shares:
Proceeds from Shares Issued	$6,160,586	$6,534,232	$219,037,813	$541,743,152	$89,963,806	$250,996,340
Dividends Reinvested	95,759	180,735	16,591,563	29,132,881	4,761,574	34,290,444
Cost of Shares Redeemed	(4,559,821)	(15,441,562)	(130,761,210)	(367,671,391)	(169,465,378)	(413,099,514)

Change in Net Assets from I Shares	1,696,524	(8,726,595)	104,868,166	203,204,642	(74,739,998)	(127,812,730)

A Shares:
Proceeds from Shares Issued	1,371,680	2,304,325	41,274,381	160,725,436	2,196,888	10,050,552
Dividends Reinvested	58,672	81,083	2,714,711	5,715,726	72,881	478,569
Cost of Shares Redeemed	(837,524)	(2,838,042)	(27,465,388)	(131,175,324)	(1,484,394)	(12,190,515)

Change in Net Assets from A Shares	592,828	(452,634)	16,523,704	35,265,838	785,375	(1,661,394)

R Shares:
Proceeds from Shares Issued	—	—	3,260,734	10,293,014	49,810	109,961
Dividends Reinvested	—	—	481,693	1,031,373	447	33,577
Cost of Shares Redeemed	—	—	(2,423,911)	(5,882,343)	(754,221)	(310,324)

Change in Net Assets from R Shares	—	—	1,318,516	5,442,044	(703,964)	(166,786)

Change in Net Assets from Capital Transactions	$2,289,352	$(9,179,229)	$122,710,386	$243,912,524	$(74,658,587)	$(129,640,910)

Shares Transactions:
I Shares:
Issued	503,049	563,655	31,753,359	78,425,514	8,502,958	23,738,365
Reinvested	7,814	15,614	2,404,033	4,256,915	449,237	3,266,983
Redeemed	(371,101)	(1,357,468)	(19,056,585)	(53,175,628)	(16,012,538)	(38,971,896)

Change in I Shares	139,762	(778,199)	15,100,807	29,506,801	(7,060,343)	(11,966,548)

A Shares:
Issued	112,049	193,685	5,994,689	23,049,111	208,314	936,767
Reinvested	4,790	6,994	392,813	834,723	6,873	45,581
Redeemed	(68,492)	(243,908)	(3,975,546)	(19,173,869)	(140,427)	(1,148,755)

Change in A Shares	48,347	(43,229)	2,411,956	4,709,965	74,760	(166,407)

R Shares:
Issued	—	—	472,106	1,487,650	4,762	10,373
Reinvested	—	—	69,789	151,213	43	3,200
Redeemed	—	—	(353,287)	(841,499)	(71,762)	(29,012)

Change in R Shares	—	—	188,608	797,364	(66,957)	(15,439)

Change in Shares	188,109	(821,428)	17,701,371	35,014,130	(7,052,540)	(12,148,394)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

RIDGEWORTH FUNDS    For the periods indicated

	Investment Grade Tax-Exempt Bond Fund		Limited Duration Fund		Limited-Term Federal Mortgage Securities Fund
	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$10,487,192	$21,754,560	$35,543	$132,390	$34,205	$379,838
Net Realized Gain	12,787,882	31,174,794	9,158	27,008	918,960	1,648,219
Net Change in Unrealized Appreciation (Depreciation)	15,780,331	38,646,859	49,724	(61,977)	(217,024)	830,750

Change in Net Assets from Operations	39,055,405	91,576,213	94,425	97,421	736,141	2,858,807

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(10,157,024)	(21,017,875)	(26,550)	(112,879)	(193,649)	(664,764)
A Shares	(330,174)	(736,816)	—	—	(27,434)	(126,463)
C Shares	—	—	—	—	(26,488)	(86,322)
Net Realized Gains:
I Shares	—	(6,670,907)	—	—	—	—
A Shares	—	(268,548)	—	—	—	—

Total Dividends and Distributions	(10,487,198)	(28,694,146)	(26,550)	(112,879)	(247,571)	(877,549)

Change in Net Assets from Capital Transactions	15,872,889	(173,273,979)	(5,621,701)	(5,865,103)	(16,895,525)	(4,458,707)

Change in Net Assets	44,441,096	(110,391,912)	(5,553,826)	(5,880,561)	(16,406,955)	(2,477,449)

Net Assets:
Beginning of Period	988,469,117	1,098,861,029	16,002,349	21,882,910	38,342,646	40,820,095

End of Period	$1,032,910,213	$988,469,117	$10,448,523	$16,002,349	$21,935,691	$38,342,646

Accumulated Net Investment Income (Loss), End of Period	$(224,210)	$(224,204)	$6,506	$(2,487)	$(249,900)	$(36,534)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

RIDGEWORTH FUNDS    For the periods indicated

	Investment Grade Tax-Exempt Bond Fund		Limited Duration Fund		Limited-Term Federal Mortgage Securities Fund
	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
I Shares:
Proceeds from Shares Issued	$154,717,215	$323,474,282	$—	$37	$2,497,612	$12,082,654
Dividends Reinvested	5,885,965	16,073,453	12,417	74,630	121,089	408,087
Cost of Shares Redeemed	(143,077,436)	(517,156,994)	(5,634,118)	(5,939,770)	(14,893,385)	(19,737,886)

Change in Net Assets from I Shares	17,525,744	(177,609,259)	(5,621,701)	(5,865,103)	(12,274,684)	(7,247,145)

A Shares:
Proceeds from Shares Issued	4,240,860	11,646,090	—	—	117,078	9,649,651
Dividends Reinvested	162,927	531,390	—	—	17,567	64,737
Cost of Shares Redeemed	(6,056,642)	(7,842,200)	—	—	(3,978,377)	(6,584,528)

Change in Net Assets from A Shares	(1,652,855)	4,335,280	—	—	(3,843,732)	3,129,860

C Shares:
Proceeds from Shares Issued	—	—	—	—	165,050	457,164
Dividends Reinvested	—	—	—	—	20,881	69,020
Cost of Shares Redeemed	—	—	—	—	(963,040)	(867,606)

Change in Net Assets from C Shares	—	—	—	—	(777,109)	(341,422)

Change in Net Assets from Capital Transactions	$15,872,889	$(173,273,979)	$(5,621,701)	$(5,865,103)	$(16,895,525)	$(4,458,707)

Shares Transactions:
I Shares:
Issued	12,197,455	26,410,054	—	4	223,324	1,101,980
Reinvested	462,842	1,311,551	1,270	7,646	10,812	37,235
Redeemed	(11,256,955)	(43,232,605)	(576,546)	(609,652)	(1,328,157)	(1,794,687)

Change in I Shares	1,403,342	(15,511,000)	(575,276)	(602,002)	(1,094,021)	(655,472)

A Shares:
Issued	333,164	954,544	—	—	10,480	889,986
Reinvested	12,794	43,300	—	—	1,571	5,928
Redeemed	(478,654)	(644,985)	—	—	(357,106)	(605,230)

Change in A Shares	(132,696)	352,859	—	—	(345,055)	290,684

C Shares:
Issued	—	—	—	—	14,740	41,588
Reinvested	—	—	—	—	1,864	6,307
Redeemed	—	—	—	—	(86,079)	(79,032)

Change in C Shares	—	—	—	—	(69,475)	(31,137)

Change in Shares	1,270,646	(15,158,141)	(575,276)	(602,002)	(1,508,551)	(395,925)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

RIDGEWORTH FUNDS    For the periods indicated

	North Carolina Tax-Exempt Bond Fund		Seix Floating Rate High Income Fund		Seix High Yield Fund
	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$798,273	$1,660,194	$97,790,547	$205,885,567	$69,574,010	$136,249,830
Net Realized Gain (Loss)	590,197	772,901	1,776,449	(42,456,428)	(1,204,061)	14,340,890
Net Change in Unrealized Appreciation (Depreciation)	959,497	3,150,616	37,093,798	(72,504,487)	52,918,345	(66,538,577)

Change in Net Assets from Operations	2,347,967	5,583,711	136,660,794	90,924,652	121,288,294	84,052,143

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(789,157)	(1,637,049)	(92,210,412)	(187,063,784)	(67,760,783)	(133,095,538)
A Shares	(9,117)	(23,345)	(1,150,872)	(3,160,271)	(1,484,253)	(2,350,113)
C Shares	—	—	(627,109)	(1,231,363)	—	—
R Shares	—	—	—	—	(71,734)	(182,095)

Total Dividends and Distributions	(798,274)	(1,660,394)	(93,988,393)	(191,455,418)	(69,316,770)	(135,627,746)

Change in Net Assets from Capital Transactions	2,363,897	(4,943,726)	500,222,501	430,833,930	(73,471,249)	452,412,851

Change in Net Assets	3,913,590	(1,020,409)	542,894,902	330,303,164	(21,499,725)	400,837,248

Net Assets:
Beginning of Period	51,045,067	52,065,476	3,500,668,164	3,170,365,000	2,164,068,301	1,763,231,053

End of Period	$54,958,657	$51,045,067	$4,043,563,066	$3,500,668,164	$2,142,568,576	$2,164,068,301

Accumulated Net Investment Income (Loss), End of Period	$(63,097)	$(63,096)	$1,969,934	$(1,832,220)	$431,789	$174,549

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

RIDGEWORTH FUNDS    For the periods indicated

	North Carolina Tax-Exempt Bond Fund		Seix Floating Rate High Income Fund		Seix High Yield Fund
	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
I Shares:
Proceeds from Shares Issued	$5,212,555	$7,789,791	$1,177,698,027	$2,441,753,739	$527,365,513	$1,451,525,329
Dividends Reinvested	19,152	46,418	49,200,823	98,106,958	24,197,008	56,756,503
Cost of Shares Redeemed	(2,934,341)	(12,663,761)	(723,262,239)	(2,102,029,721)	(647,728,221)	(1,057,583,078)

Change in Net Assets from I Shares	2,297,366	(4,827,552)	503,636,611	437,830,976	(96,165,700)	450,698,754

A Shares:
Proceeds from Shares Issued	80,536	29,769	11,349,933	36,377,294	35,601,970	85,104,817
Dividends Reinvested	3,735	11,937	792,014	1,775,951	1,130,821	1,457,762
Cost of Shares Redeemed	(17,740)	(157,880)	(15,898,760)	(53,634,785)	(13,902,445)	(84,049,601)

Change in Net Assets from A Shares	66,531	(116,174)	(3,756,813)	(15,481,540)	22,830,346	2,512,978

C Shares:
Proceeds from Shares Issued	—	—	3,517,948	13,743,006	—	—
Dividends Reinvested	—	—	325,635	634,518	—	—
Cost of Shares Redeemed	—	—	(3,500,880)	(5,893,030)	—	—

Change in Net Assets from C Shares	—	—	342,703	8,484,494	—	—

R Shares:
Proceeds from Shares Issued	—	—	—	—	50,000	102,400
Dividends Reinvested	—	—	—	—	43,974	106,378
Cost of Shares Redeemed	—	—	—	—	(229,869)	(1,007,659)

Change in Net Assets from R Shares	—	—	—	—	(135,895)	(798,881)

Change in Net Assets from Capital Transactions	$2,363,897	$(4,943,726)	$500,222,501	$430,833,930	$(73,471,249)	$452,412,851

Shares Transactions:
I Shares:
Issued	490,070	765,775	133,267,703	275,791,116	54,311,401	151,932,100
Reinvested	1,793	4,554	5,567,384	11,186,120	2,484,837	5,859,596
Redeemed	(275,653)	(1,254,105)	(81,974,977)	(241,379,272)	(66,849,583)	(109,808,875)

Change in I Shares	216,210	(483,776)	56,860,110	45,597,964	(10,053,345)	47,982,821

A Shares:
Issued	7,555	2,986	1,280,168	4,099,882	3,753,497	9,201,234
Reinvested	351	1,170	89,681	202,165	118,379	153,259
Redeemed	(1,668)	(15,166)	(1,804,442)	(6,179,275)	(1,464,637)	(8,919,515)

Change in A Shares	6,238	(11,010)	(434,593)	(1,877,228)	2,407,239	434,978

C Shares:
Issued	—	—	397,961	1,550,277	—	—
Reinvested	—	—	36,850	72,348	—	—
Redeemed	—	—	(396,833)	(677,658)	—	—

Change in C Shares	—	—	37,978	944,967	—	—

R Shares:
Issued	—	—	—	—	5,092	10,317
Reinvested	—	—	—	—	4,514	10,981
Redeemed	—	—	—	—	(23,559)	(102,436)

Change in R Shares	—	—	—	—	(13,953)	(81,138)

Change in Shares	222,448	(494,786)	56,463,495	44,665,703	(7,660,059)	48,336,661

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

RIDGEWORTH FUNDS    For the periods indicated

	Short-Term Bond Fund		Short-Term Municipal Bond Fund		Short-Term U.S. Treasury Securities Fund
	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$2,286,015	$6,364,781	$32,163	$612,455	$25,960	$154,220
Net Realized Gain	898,995	749,215	491,700	1,614,041	18,775	276,128
Net Change in Unrealized Appreciation (Depreciation)	645,191	924,674	(295,820)	96,893	(24,679)	(223,465)

Change in Net Assets from Operations	3,830,201	8,038,670	228,043	2,323,389	20,056	206,883

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(2,297,394)	(6,773,468)	(22,903)	(501,407)	(18,589)	(117,918)
A Shares	(14,665)	(66,609)	(9,260)	(111,048)	(6,341)	(31,254)
C Shares	(7,525)	(34,750)	—	—	(1,030)	(5,332)
Net Realized Gains:
I Shares	—	—	—	(224,417)	—	(102,832)
A Shares	—	—	—	(51,598)	—	(50,219)
C Shares	—	—	—	—	—	(114,078)

Total Dividends and Distributions	(2,319,584)	(6,874,827)	(32,163)	(888,470)	(25,960)	(421,633)

Change in Net Assets from Capital Transactions	(41,845,483)	(40,311,907)	1,193,591	(17,415,381)	(3,827,553)	(16,033,722)

Change in Net Assets	(40,334,866)	(39,148,064)	1,389,471	(15,980,462)	(3,833,457)	(16,248,472)

Net Assets:
Beginning of Period	316,341,168	355,489,232	9,401,219	25,381,681	19,887,150	36,135,622

End of Period	$276,006,302	$316,341,168	$10,790,690	$9,401,219	$16,053,693	$19,887,150

Accumulated Net Investment Income (Loss), End of Period	$(33,569)	$—	$(12,480)	$(12,480)	$(104)	$(104)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

RIDGEWORTH FUNDS    For the periods indicated

	Short-Term Bond Fund		Short-Term Municipal Bond Fund		Short-Term U.S. Treasury Securities Fund
	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
I Shares:
Proceeds from Shares Issued	$22,615,028	$94,318,654	$1,501,262	$6,690,665	$534,933	$5,269,886
Dividends Reinvested	574,272	2,000,868	20,260	44,476	8,096	105,295
Cost of Shares Redeemed	(64,340,364)	(136,769,246)	(393,110)	(23,292,490)	(2,985,242)	(19,695,687)

Change in Net Assets from I Shares	(41,151,064)	(40,449,724)	1,128,412	(16,557,349)	(2,442,213)	(14,320,506)

A Shares:
Proceeds from Shares Issued	148,444	2,179,023	217,919	99,225	35,492	605,128
Dividends Reinvested	11,761	55,369	8,213	137,891	3,226	39,509
Cost of Shares Redeemed	(383,748)	(2,410,875)	(160,953)	(1,095,148)	(764,836)	(2,709,304)

Change in Net Assets from A Shares	(223,543)	(176,483)	65,179	(858,032)	(726,118)	(2,064,667)

C Shares:
Proceeds from Shares Issued	141,893	977,290	—	—	526,529	1,902,642
Dividends Reinvested	5,404	27,760	—	—	899	107,432
Cost of Shares Redeemed	(618,173)	(690,750)	—	—	(1,186,650)	(1,658,623)

Change in Net Assets from C Shares	(470,876)	314,300	—	—	(659,222)	351,451

Change in Net Assets from Capital Transactions	$(41,845,483)	$(40,311,907)	$1,193,591	$(17,415,381)	$(3,827,553)	$(16,033,722)

Shares Transactions:
I Shares:
Issued	2,262,110	9,453,882	139,258	621,809	53,690	525,197
Reinvested	57,403	200,834	1,866	4,163	813	10,479
Redeemed	(6,429,015)	(13,714,068)	(36,182)	(2,168,402)	(299,567)	(1,946,804)

Change in I Shares	(4,109,502)	(4,059,352)	104,942	(1,542,430)	(245,064)	(1,411,128)

A Shares:
Issued	14,806	218,321	20,124	9,208	3,566	60,014
Reinvested	1,172	5,547	757	12,958	324	3,939
Redeemed	(38,288)	(241,210)	(14,842)	(102,904)	(76,907)	(267,935)

Change in A Shares	(22,310)	(17,342)	6,039	(80,738)	(73,017)	(203,982)

C Shares:
Issued	14,172	97,766	—	—	52,927	188,447
Reinvested	539	2,782	—	—	90	10,758
Redeemed	(61,699)	(69,133)	—	—	(119,370)	(164,965)

Change in C Shares	(46,988)	31,415	—	—	(66,353)	34,240

Change in Shares	(4,178,800)	(4,045,279)	110,981	(1,623,168)	(384,434)	(1,580,870)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

RIDGEWORTH FUNDS    For the periods indicated

	Total Return Bond Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund
	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$10,407,640	$18,574,714	$633,881	$1,246,231	$110,529	$568,029
Net Realized Gain	13,423,146	40,026,027	70,133	231,460	740,872	3,356,022
Net Change in Unrealized Appreciation (Depreciation)	21,554,261	10,939,669	390,721	(5,941)	407,125	167,329

Change in Net Assets from Operations	45,385,047	69,540,410	1,094,735	1,471,750	1,258,526	4,091,380

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(11,434,660)	(26,166,832)	(666,163)	(1,418,011)	(107,696)	(542,376)
A Shares	(463,036)	(818,195)	—	—	(2,833)	(18,362)
C Shares	—	—	—	—	—	(7,178)
R Shares	(256,192)	(198,714)	—	—	—	—
Net Realized Gains:
I Shares	—	(18,916,538)	—	—	—	(2,889,258)
A Shares	—	(708,013)	—	—	—	(125,005)
C Shares	—	—	—	—	—	(156,535)
R Shares	—	(190,664)	—	—	—	—

Total Dividends and Distributions	(12,153,888)	(46,998,956)	(666,163)	(1,418,011)	(110,529)	(3,738,714)

Change in Net Assets from Capital Transactions	187,956,887	332,979,324	33,124,726	(3,232,562)	(1,958,960)	(8,541,505)

Change in Net Assets	221,188,046	355,520,778	33,553,298	(3,178,823)	(810,963)	(8,188,839)

Net Assets:
Beginning of Period	1,060,886,182	705,365,404	112,616,604	115,795,427	44,951,568	53,140,407

End of Period	$1,282,074,228	$1,060,886,182	$146,169,902	$112,616,604	$44,140,605	$44,951,568

Accumulated Net Investment Income (Loss), End of Period	$(3,724,055)	$(1,977,807)	$(32,282)	$—	$—	$—

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

RIDGEWORTH FUNDS    For the periods indicated

	Total Return Bond Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund
	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
I Shares:
Proceeds from Shares Issued	$299,387,440	$552,395,915	$66,244,691	$79,641,461	$4,798,140	$16,730,960
Dividends Reinvested	9,260,170	34,158,638	417,847	802,231	87,139	2,768,982
Cost of Shares Redeemed	(153,446,028)	(297,254,825)	(33,537,812)	(83,676,254)	(6,506,171)	(27,681,561)

Change in Net Assets from I Shares	155,201,582	289,299,728	33,124,726	(3,232,562)	(1,620,892)	(8,181,619)

A Shares:
Proceeds from Shares Issued	18,293,639	35,067,641	—	—	42,758	1,862,883
Dividends Reinvested	424,164	1,456,981	—	—	2,497	117,305
Cost of Shares Redeemed	(8,283,150)	(10,278,559)	—	—	(132,596)	(2,255,734)

Change in Net Assets from A Shares	10,434,653	26,246,063	—	—	(87,341)	(275,546)

C Shares:
Proceeds from Shares Issued	—	—	—	—	21,023	377,190
Dividends Reinvested	—	—	—	—	—	145,610
Cost of Shares Redeemed	—	—	—	—	(271,750)	(607,140)

Change in Net Assets from C Shares	—	—	—	—	(250,727)	(84,340)

R Shares:
Proceeds from Shares Issued	29,632,789	19,283,630	—	—	—	—
Dividends Reinvested	253,845	388,424	—	—	—	—
Cost of Shares Redeemed	(7,565,982)	(2,238,521)	—	—	—	—

Change in Net Assets from R Shares	22,320,652	17,433,533	—	—	—	—

Change in Net Assets from Capital Transactions	$187,956,887	$332,979,324	$33,124,726	$(3,232,562)	$(1,958,960)	$(8,541,505)

Shares Transactions:
I Shares:
Issued	27,284,591	51,033,539	6,654,101	8,026,217	539,674	1,845,938
Reinvested	841,719	3,173,130	41,981	80,910	9,785	313,232
Redeemed	(13,957,622)	(27,603,726)	(3,371,706)	(8,441,065)	(733,465)	(3,101,291)

Change in I Shares	14,168,688	26,602,943	3,324,376	(333,938)	(184,006)	(942,121)

A Shares:
Issued	1,618,068	3,135,704	—	—	4,805	198,829
Reinvested	37,341	131,126	—	—	280	13,277
Redeemed	(732,196)	(918,414)	—	—	(14,913)	(247,574)

Change in A Shares	923,213	2,348,416	—	—	(9,828)	(35,468)

C Shares:
Issued	—	—	—	—	2,360	41,590
Reinvested	—	—	—	—	—	16,504
Redeemed	—	—	—	—	(30,584)	(68,197)

Change in C Shares	—	—	—	—	(28,224)	(10,103)

R Shares:
Issued	2,706,990	1,784,803	—	—	—	—
Reinvested	23,050	36,059	—	—	—	—
Redeemed	(686,517)	(207,453)	—	—	—	—

Change in R Shares	2,043,523	1,613,409	—	—	—	—

Change in Shares	17,135,424	30,564,768	3,324,376	(333,938)	(222,058)	(987,692)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

RIDGEWORTH FUNDS    For the periods indicated

	U.S. Government Securities Ultra-Short Bond Fund		Virginia Intermediate Municipal Bond Fund
	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12
	(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$4,179,310	$9,577,397	$2,394,585	$5,227,681
Net Realized Gain	10,726,128	7,237,726	1,664,911	2,209,535
Net Change in Unrealized Appreciation	7,731,127	14,153,073	1,128,003	6,562,584

Change in Net Assets from Operations	22,636,565	30,968,196	5,187,499	13,999,800

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(9,560,091)	(18,399,183)	(2,223,722)	(4,852,332)
A Shares	—	—	(170,863)	(376,121)
Net Realized Gains:
I Shares	—	—	—	(1,576,153)
A Shares	—	—	—	(126,821)

Total Dividends and Distributions	(9,560,091)	(18,399,183)	(2,394,585)	(6,931,427)

Change in Net Assets from Capital Transactions	367,398,072	372,403,213	(585,016)	(24,967,805)

Change in Net Assets	380,474,546	384,972,226	2,207,898	(17,899,432)

Net Assets:
Beginning of Period	2,033,764,939	1,648,792,713	160,108,024	178,007,456

End of Period	$2,414,239,485	$2,033,764,939	$162,315,922	$160,108,024

Accumulated Net Investment Income (Loss), End of Period	$(5,382,593)	$(1,812)	$19,873	$19,873

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

RIDGEWORTH FUNDS    For the periods indicated

	U.S. Government Securities Ultra-Short Bond Fund		Virginia Intermediate Municipal Bond Fund
	04/01/12- 09/30/12	04/01/11- 03/31/12	04/01/12- 09/30/12	04/01/11- 03/31/12
	(Unaudited)		(Unaudited)
Capital Transactions:
I Shares:
Proceeds from Shares Issued	$986,905,824	$1,470,590,379	$7,578,427	$14,125,962
Dividends Reinvested	7,505,801	14,858,009	136,608	898,136
Cost of Shares Redeemed	(627,013,553)	(1,113,045,175)	(7,148,920)	(39,516,640)

Change in Net Assets from I Shares	367,398,072	372,403,213	566,115	(24,492,542)

A Shares:
Proceeds from Shares Issued	—	—	728,700	2,022,146
Dividends Reinvested	—	—	67,735	197,534
Cost of Shares Redeemed	—	—	(1,947,566)	(2,694,943)

Change in Net Assets from A Shares	—	—	(1,151,131)	(475,263)

Change in Net Assets from Capital Transactions	$367,398,072	$372,403,213	$(585,016)	$(24,967,805)

Shares Transactions:
I Shares:
Issued	97,126,053	145,526,560	705,055	1,336,273
Reinvested	738,290	1,470,298	12,689	84,751
Redeemed	(61,690,739)	(110,166,678)	(665,214)	(3,744,900)

Change in I Shares	36,173,604	36,830,180	52,530	(2,323,876)

A Shares:
Issued	—	—	67,902	191,011
Reinvested	—	—	6,296	18,685
Redeemed	—	—	(181,600)	(254,130)

Change in A Shares	—	—	(107,402)	(44,434)

Change in Shares	36,173,604	36,830,180	(54,872)	(2,368,310)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
Core Bond Fund
I Shares
Period Ended September 30, 2012^	$11.10	$0.08	(d)	$0.31	$0.39	$(0.10)	$—	$—	$(0.10)	$11.39	$497,884	3.55%	0.37%	0.37%	1.37%	61%
Year Ended March 31, 2012	11.00	0.24	(d)	0.81	1.05	(0.27)	—	(0.68)	(0.95)	11.10	439,017	9.65	0.48	0.48	2.15	211
Year Ended March 31, 2011	11.42	0.36	(d)	0.09	0.45	(0.25)	(0.10)	(0.52)	(0.87)	11.00	295,931	3.91	0.60	0.60	3.11	119	(e)
Year Ended March 31, 2010	10.93	0.43		0.46	0.89	(0.39)	—	(0.01)	(0.40)	11.42	372,232	8.26	0.57	0.57	3.89	99
Year Ended March 31, 2009	10.74	0.46		0.24	0.70	(0.51)	—	—	(0.51)	10.93	389,205	6.78	0.56	0.56	4.38	208
Year Ended March 31, 2008	10.49	0.50		0.26	0.76	(0.51)	—	—	(0.51)	10.74	385,110	7.47	0.56	0.56	4.82	227
A Shares
Period Ended September 30, 2012^	11.10	0.06	(d)	0.31	0.37	(0.08)	—	—	(0.08)	11.39	22,472	3.39	0.68	0.68	1.05	61
Year Ended March 31, 2012	11.00	0.21	(d)	0.80	1.01	(0.23)	—	(0.68)	(0.91)	11.10	21,644	9.29	0.82	0.82	1.84	211
Year Ended March 31, 2011	11.42	0.35	(d)	0.06	0.41	(0.21)	(0.10)	(0.52)	(0.83)	11.00	19,087	3.61	0.87	0.87	3.03	119	(e)
Year Ended March 31, 2010	10.93	0.41		0.45	0.86	(0.36)	—	(0.01)	(0.37)	11.42	26,790	7.91	0.89	0.89	3.59	99
Year Ended March 31, 2009	10.74	0.43		0.24	0.67	(0.48)	—	—	(0.48)	10.93	25,996	6.46	0.86	0.86	4.10	208
Year Ended March 31, 2008	10.49	0.47		0.26	0.73	(0.48)	—	—	(0.48)	10.74	14,495	7.15	0.86	0.86	4.54	227
R Shares
Period Ended September 30, 2012^	11.10	0.05	(d)	0.33	0.38	(0.08)	—	—	(0.08)	11.40	5,698	3.39	0.84	0.84	0.89	61
Year Ended March 31, 2012	11.01	0.18	(d)	0.78	0.96	(0.19)	—	(0.68)	(0.87)	11.10	5,952	8.83	1.16	1.16	1.55	211
Year Ended March 31, 2011	11.42	0.31	(d)	0.08	0.39	(0.18)	(0.10)	(0.52)	(0.80)	11.01	6,648	3.41	1.20	1.20	2.71	119	(e)
Year Ended March 31, 2010	10.93	0.37		0.45	0.82	(0.32)	—	(0.01)	(0.33)	11.42	9,616	7.54	1.23	1.23	3.23	99
Year Ended March 31, 2009	10.75	0.37		0.22	0.59	(0.41)	—	—	(0.41)	10.93	11,268	5.62	1.55	1.55	3.37	208
Year Ended March 31, 2008	10.50	0.40		0.26	0.66	(0.41)	—	—	(0.41)	10.75	7,709	6.40	1.56	1.56	3.83	227

Corporate Bond Fund
I Shares
Period Ended September 30, 2012^	9.35	0.16	(d)	0.40	0.56	(0.16)	—	—	(0.16)	9.75	65,099	6.07	0.59	0.59	3.43	28
Year Ended March 31, 2012	9.59	0.39	(d)	0.46	0.85	(0.39)	—	(0.70)	(1.09)	9.35	57,203	9.10	0.61	0.61	3.98	88
Year Ended March 31, 2011	9.63	0.45	(d)	0.20	0.65	(0.45)	—	(0.24)	(0.69)	9.59	63,132	6.92	0.52	0.52	4.56	45	(e)
Year Ended March 31, 2010	8.53	0.46	(d)	1.09	1.55	(0.45)	—	—	(0.45)	9.63	157,739	18.49	0.50	0.50	4.86	75
Year Ended March 31, 2009	9.60	0.49	(d)	(0.86)	(0.37)	(0.70)	—	—	(0.70)	8.53	39,881	(4.10)	0.73	0.74	5.29	357
Year Ended March 31, 2008	9.88	0.60	(d)	(0.27)	0.33	(0.61)	—	—	(0.61)	9.60	62,581	3.43	0.69	0.71	6.16	439
A Shares
Period Ended September 30, 2012^	9.40	0.15	(d)	0.40	0.55	(0.15)	—	—	(0.15)	9.80	5,415	5.91	0.85	0.85	3.12	28
Year Ended March 31, 2012	9.64	0.36	(d)	0.46	0.82	(0.36)	—	(0.70)	(1.06)	9.40	4,325	8.78	0.88	0.88	3.68	88
Year Ended March 31, 2011	9.67	0.42	(d)	0.21	0.63	(0.42)	—	(0.24)	(0.66)	9.64	2,198	6.67	0.83	0.83	4.25	45	(e)
Year Ended March 31, 2010	8.57	0.43	(d)	1.10	1.53	(0.43)	—	—	(0.43)	9.67	4,524	18.05	0.80	0.80	4.52	75
Year Ended March 31, 2009	9.64	0.45	(d)	(0.85)	(0.40)	(0.67)	—	—	(0.67)	8.57	2,181	(4.37)	1.03	1.03	4.96	357
Year Ended March 31, 2008	9.92	0.57	(d)	(0.27)	0.30	(0.58)	—	—	(0.58)	9.64	1,226	3.10	0.99	1.00	5.84	439

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
C Shares
Period Ended September 30, 2012^	$9.35	$0.12	(d)	$0.40	$0.52	$(0.12)	$—	$—	$(0.12)	$9.75	$19,205	5.57%	1.56%	1.56%	2.47%	28%
Year Ended March 31, 2012	9.59	0.29	(d)	0.46	0.75	(0.29)	—	(0.70)	(0.99)	9.35	18,317	8.05	1.58	1.58	3.00	88
Year Ended March 31, 2011	9.63	0.36	(d)	0.20	0.56	(0.36)	—	(0.24)	(0.60)	9.59	16,193	5.87	1.50	1.50	3.64	45	(e)
Year Ended March 31, 2010	8.53	0.36		1.10	1.46	(0.36)	—	—	(0.36)	9.63	18,885	17.32	1.50	1.50	3.89	75
Year Ended March 31, 2009	9.61	0.40	(d)	(0.87)	(0.47)	(0.61)	—	—	(0.61)	8.53	18,171	(5.16)	1.73	1.74	4.32	357
Year Ended March 31, 2008	9.88	0.50	(d)	(0.26)	0.24	(0.51)	—	—	(0.51)	9.61	24,777	2.50	1.70	1.71	5.17	439

Georgia Tax-Exempt Bond Fund
I Shares
Period Ended September 30, 2012^	10.55	0.18	(d)	0.30	0.48	(0.18)	—	—	(0.18)	10.85	155,505	4.57	0.60	0.60	3.33	18
Year Ended March 31, 2012	9.73	0.36	(d)	0.82	1.18	(0.36)	—	—	(0.36)	10.55	145,803	12.33	0.62	0.62	3.55	57
Year Ended March 31, 2011	10.23	0.39	(d)	(0.50)	(0.11)	(0.39)	—	—	(0.39)	9.73	159,996	(1.19)	0.61	0.61	3.81	44
Year Ended March 31, 2010	9.81	0.39		0.42	0.81	(0.39)	—	—	(0.39)	10.23	205,856	8.32	0.60	0.60	3.80	45
Year Ended March 31, 2009*	9.95	0.37		(0.14)	0.23	(0.37)	—	—	(0.37)	9.81	163,761	2.43	0.67	0.68	3.82	63
Year Ended March 31, 2008	10.25	0.39		(0.33)	0.06	(0.36)	—	—	(0.36)	9.95	169,453	0.60	0.59	0.60	3.83	30
A Shares
Period Ended September 30, 2012^	10.57	0.17	(d)	0.30	0.47	(0.17)	—	—	(0.17)	10.87	4,605	4.48	0.75	0.75	3.18	18
Year Ended March 31, 2012	9.75	0.35	(d)	0.82	1.17	(0.35)	—	—	(0.35)	10.57	4,280	12.14	0.77	0.77	3.39	57
Year Ended March 31, 2011	10.24	0.37	(d)	(0.49)	(0.12)	(0.37)	—	—	(0.37)	9.75	5,557	(1.24)	0.76	0.76	3.64	44
Year Ended March 31, 2010	9.83	0.36		0.42	0.78	(0.37)	—	—	(0.37)	10.24	10,184	8.03	0.75	0.75	3.56	45
Year Ended March 31, 2009*	9.97	0.37		(0.15)	0.22	(0.36)	—	—	(0.36)	9.83	2,747	2.27	0.82	0.83	3.66	63
Year Ended March 31, 2008	10.26	0.38		(0.32)	0.06	(0.35)	—	—	(0.35)	9.97	4,164	0.54	0.74	0.75	3.63	30

High Grade Municipal Bond Fund
I Shares
Period Ended September 30, 2012^	11.96	0.18	(d)	0.46	0.64	(0.18)	—	—	(0.18)	12.42	46,322	5.40	0.65	0.67	2.97	77
Year Ended March 31, 2012	10.92	0.38	(d)	1.07	1.45	(0.38)	—	(0.03)	(0.41)	11.96	42,963	13.43	0.64	0.66	3.29	218
Year Ended March 31, 2011	11.15	0.44	(d)	(0.23)	0.21	(0.44)	—	—	(0.44)	10.92	47,695	1.82	0.65	0.71	3.90	122
Year Ended March 31, 2010	10.49	0.42		0.66	1.08	(0.42)	—	—	(0.42)	11.15	55,203	10.43	0.64	0.66	3.83	123
Year Ended March 31, 2009	10.80	0.38		(0.31)	0.07	(0.38)	—	—	(0.38)	10.49	74,586	0.72	0.62	0.62	3.57	209
Year Ended March 31, 2008	10.92	0.37		(0.09)	0.28	(0.37)	—	(0.03)	(0.40)	10.80	173,975	2.58	0.66	0.66	3.40	183
A Shares
Period Ended September 30, 2012^	11.97	0.17	(d)	0.45	0.62	(0.17)	—	—	(0.17)	12.42	9,064	5.24	0.79	0.82	2.83	77
Year Ended March 31, 2012	10.92	0.36	(d)	1.08	1.44	(0.36)	—	(0.03)	(0.39)	11.97	8,155	13.36	0.79	0.81	3.15	218
Year Ended March 31, 2011	11.15	0.42	(d)	(0.23)	0.19	(0.42)	—	—	(0.42)	10.92	7,914	1.66	0.80	0.87	3.72	122
Year Ended March 31, 2010	10.49	0.40		0.66	1.06	(0.40)	—	—	(0.40)	11.15	5,605	10.26	0.79	0.81	3.66	123
Year Ended March 31, 2009	10.80	0.37		(0.31)	0.06	(0.37)	—	—	(0.37)	10.49	1,900	0.56	0.78	0.78	3.47	209
Year Ended March 31, 2008	10.93	0.35		(0.10)	0.25	(0.35)	—	(0.03)	(0.38)	10.80	2,442	2.33	0.81	0.81	3.26	183

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
High Income Fund
I Shares
Period Ended September 30, 2012^	$6.89	$0.23	(d)	$0.14	$0.37	$(0.23)	$—	$—	$(0.23)	$7.03	$694,865	5.51%	0.71%	0.72%	6.72%	62%
Year Ended March 31, 2012	7.29	0.51	(d)	(0.32)	0.19	(0.52)	—	(0.07)	(0.59)	6.89	576,626	3.04	0.71	0.71	7.37	148
Year Ended March 31, 2011	6.77	0.50	(d)	0.54	1.04	(0.50)	—	(0.02)	(0.52)	7.29	394,690	15.83	0.70	0.70	7.10	259	(e)
Year Ended March 31, 2010	4.67	0.55		2.09	2.64	(0.54)	—	—	(0.54)	6.77	148,252	58.65	0.70	0.72	8.97	466
Year Ended March 31, 2009	6.40	0.54		(1.74)	(1.20)	(0.53)	—	—	(0.53)	4.67	23,995	(19.40)	0.70	0.76	9.67	368
Year Ended March 31, 2008	7.36	0.57		(0.82)	(0.25)	(0.58)	—	(0.13)	(0.71)	6.40	30,587	(3.68)	0.70	0.71	8.23	403
A Shares
Period Ended September 30, 2012^	6.90	0.22	(d)	0.14	0.36	(0.22)	—	—	(0.22)	7.04	118,255	5.36	0.98	0.98	6.44	62
Year Ended March 31, 2012	7.29	0.49	(d)	(0.31)	0.18	(0.50)	—	(0.07)	(0.57)	6.90	99,210	2.74	1.00	1.00	7.09	148
Year Ended March 31, 2011	6.78	0.47	(d)	0.54	1.01	(0.48)	—	(0.02)	(0.50)	7.29	70,552	15.47	1.00	1.00	6.62	259	(e)
Year Ended March 31, 2010	4.68	0.53		2.09	2.62	(0.52)	—	—	(0.52)	6.78	3,822	58.07	0.99	1.01	8.67	466
Year Ended March 31, 2009	6.41	0.52		(1.74)	(1.22)	(0.51)	—	—	(0.51)	4.68	860	(19.60)	0.99	1.04	8.33	368
Year Ended March 31, 2008	7.37	0.55		(0.82)	(0.27)	(0.56)	—	(0.13)	(0.69)	6.41	847	(3.96)	1.00	1.02	7.95	403
R Shares(f)
Period Ended September 30, 2012^	6.89	0.21	(d)	0.15	0.36	(0.21)	—	—	(0.21)	7.04	22,068	5.39	1.22	1.22	6.21	62
Year Ended March 31, 2012	7.29	0.47	(d)	(0.33)	0.14	(0.47)	—	(0.07)	(0.54)	6.89	20,317	2.25	1.35	1.35	6.76	148
Year Ended March 31, 2011	6.78	0.45	(d)	0.53	0.98	(0.45)	—	(0.02)	(0.47)	7.29	15,671	15.07	1.40	1.40	6.54	259	(e)
Year Ended March 31, 2010	4.67	0.51		2.10	2.61	(0.50)	—	—	(0.50)	6.78	16,176	57.86	1.35	1.38	8.68	466
Year Ended March 31, 2009	6.40	0.49		(1.74)	(1.25)	(0.48)	—	—	(0.48)	4.67	12,249	(20.20)	1.70	1.76	8.54	368
Year Ended March 31, 2008	7.36	0.50		(0.82)	(0.32)	(0.51)	—	(0.13)	(0.64)	6.40	20,546	(4.63)	1.71	1.72	7.24	403

Intermediate Bond Fund
I Shares
Period Ended September 30, 2012^	10.45	0.09	(d)	0.20	0.29	(0.09)	—	—	(0.09)	10.65	1,141,378	2.82	0.35	0.35	1.76	65
Year Ended March 31, 2012	10.35	0.22	(d)	0.45	0.67	(0.22)	—	(0.35)	(0.57)	10.45	1,194,207	6.45	0.35	0.35	2.04	139
Year Ended March 31, 2011	10.53	0.29	(d)	0.11	0.40	(0.25)	(0.03)	(0.30)	(0.58)	10.35	1,305,914	3.75	0.34	0.34	2.73	127	(e)
Year Ended March 31, 2010	10.27	0.34	(d)	0.27	0.61	(0.30)	—	(0.05)	(0.35)	10.53	1,559,191	6.08	0.31	0.31	3.24	122
Year Ended March 31, 2009	10.29	0.43		0.24	0.67	(0.46)	—	(0.23)	(0.69)	10.27	1,071,496	6.83	0.29	0.29	4.24	217
Year Ended March 31, 2008	9.96	0.50		0.33	0.83	(0.49)	—	(0.01)	(0.50)	10.29	812,982	8.57	0.29	0.30	4.80	254
A Shares
Period Ended September 30, 2012^	10.46	0.08	(d)	0.19	0.27	(0.08)	—	—	(0.08)	10.65	12,328	2.58	0.62	0.62	1.48	65
Year Ended March 31, 2012	10.35	0.19	(d)	0.46	0.65	(0.19)	—	(0.35)	(0.54)	10.46	11,320	6.26	0.62	0.62	1.75	139
Year Ended March 31, 2011	10.53	0.28	(d)	0.09	0.37	(0.22)	(0.03)	(0.30)	(0.55)	10.35	12,926	3.49	0.60	0.60	2.62	127	(e)
Year Ended March 31, 2010	10.27	0.31	(d)	0.28	0.59	(0.28)	—	(0.05)	(0.33)	10.53	11,916	5.83	0.55	0.55	2.96	122
Year Ended March 31, 2009	10.29	0.41	(d)	0.23	0.64	(0.43)	—	(0.23)	(0.66)	10.27	2,624	6.54	0.54	0.54	3.89	217
Year Ended March 31, 2008	9.95	0.47	(d)	0.34	0.81	(0.46)	—	(0.01)	(0.47)	10.29	736	8.39	0.55	0.55	4.60	254

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
R Shares(g)
Period Ended September 30, 2012^	$10.45	$0.06	(d)	$0.20	$0.26	$(0.06)	$—	$—	$(0.06)	$10.65	$50	2.50%	0.95%	2.18%	1.09%	65%
Year Ended March 31, 2012	10.35	0.14	(d)	0.45	0.59	(0.14)	—	(0.35)	(0.49)	10.45	749	5.72	1.04	1.04	1.36	139
Year Ended March 31, 2011	10.53	0.23	(d)	0.09	0.32	(0.17)	(0.03)	(0.30)	(0.50)	10.35	901	3.03	1.10	1.10	2.13	127	(e)
Year Ended March 31, 2010	10.27	0.27	(d)	0.28	0.55	(0.24)	—	(0.05)	(0.29)	10.53	1,068	5.47	0.91	0.91	2.56	122
Year Ended March 31, 2009	10.29	0.36		0.22	0.58	(0.37)	—	(0.23)	(0.60)	10.27	543	5.84	1.02	1.02	3.33	217
Period from January 18, 2008 through March 31, 2008^^	10.32	0.07		(0.03)	0.04	(0.07)	—	—	(0.07)	10.29	9	0.40	1.28	1.28	3.62	254
Period from April, 1, 2007 Through October 15, 2007^^	9.95	0.21		0.01	0.22	(0.21)	—	—	(0.21)	9.96	1	2.21	1.43	1.43	3.86	254

Investment Grade Tax-Exempt Bond Fund
I Shares
Period Ended September 30, 2012^	12.49	0.13	(d)	0.35	0.48	(0.13)	—	—	(0.13)	12.84	995,701	3.86	0.61	0.61	2.06	89
Year Ended March 31, 2012	11.65	0.29	(d)	0.93	1.22	(0.29)	—	(0.09)	(0.38)	12.49	950,629	10.62	0.61	0.61	2.38	199
Year Ended March 31, 2011	11.99	0.33	(d)	(0.06)	0.27	(0.33)	—	(0.28)	(0.61)	11.65	1,067,672	2.22	0.57	0.57	2.71	159
Year Ended March 31, 2010	11.60	0.37		0.56	0.93	(0.37)	—	(0.17)	(0.54)	11.99	1,037,972	8.15	0.55	0.56	3.08	169
Year Ended March 31, 2009	11.59	0.38		0.08	0.46	(0.38)	—	(0.07)	(0.45)	11.60	817,297	4.12	0.54	0.55	3.30	221
Year Ended March 31, 2008	11.47	0.38		0.15	0.53	(0.38)	—	(0.03)	(0.41)	11.59	546,323	4.73	0.57	0.57	3.32	189
A Shares
Period Ended September 30, 2012^	12.50	0.12	(d)	0.36	0.48	(0.12)	—	—	(0.12)	12.86	37,209	3.82	0.84	0.86	1.83	89
Year Ended March 31, 2012	11.66	0.26	(d)	0.93	1.19	(0.26)	—	(0.09)	(0.35)	12.50	37,840	10.33	0.87	0.87	2.12	199
Year Ended March 31, 2011	12.00	0.29	(d)	(0.06)	0.23	(0.29)	—	(0.28)	(0.57)	11.66	31,189	1.93	0.85	0.85	2.42	159
Year Ended March 31, 2010	11.61	0.34		0.56	0.90	(0.34)	—	(0.17)	(0.51)	12.00	24,344	7.82	0.84	0.85	2.74	169
Year Ended March 31, 2009	11.60	0.34		0.08	0.42	(0.34)	—	(0.07)	(0.41)	11.61	13,819	3.81	0.84	0.84	2.97	221
Year Ended March 31, 2008	11.48	0.35		0.15	0.50	(0.35)	—	(0.03)	(0.38)	11.60	10,869	4.41	0.87	0.87	3.02	189

Limited Duration Fund
I Shares
Period Ended September 30, 2012^	9.76	0.03	(d)	0.05	0.08	(0.02)	—	—	(0.02)	9.82	10,449	0.83	0.29	0.29	0.56	7
Year Ended March 31, 2012	9.76	0.07	(d)	(0.01)	0.06	(0.06)	—	—	(0.06)	9.76	16,002	0.58	0.28	0.28	0.68	58
Year Ended March 31, 2011	9.71	0.10	(d)	0.03	0.13	(0.08)	—	—	(0.08)	9.76	21,883	1.37	0.22	0.22	1.11	74	(e)
Year Ended March 31, 2010	9.52	0.08		0.18	0.26	(0.07)	—	—	(0.07)	9.71	22,482	2.69	0.23	0.23	0.82	124
Year Ended March 31, 2009	9.87	0.23		(0.37)	(0.14)	(0.21)	—	—	(0.21)	9.52	30,826	(1.38)	0.19	0.19	2.43	44
Year Ended March 31, 2008	9.98	0.50		(0.12)	0.38	(0.49)	—	—	(0.49)	9.87	43,509	3.90	0.17	0.17	5.01	132

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
Limited-Term Federal Mortgage Securities Fund
I Shares
Period Ended September 30, 2012^	$11.09	$0.03	(d)	$0.23	$0.26	$(0.10)	$—	$—	$(0.10)	$11.25	$12,739	2.33%	0.66%	0.79%	0.45%	61%
Year Ended March 31, 2012	10.59	0.12	(d)	0.62	0.74	(0.24)	—	—	(0.24)	11.09	24,688	7.01	0.66	0.72	1.06	299
Year Ended March 31, 2011	10.38	0.19	(d)	0.30	0.49	(0.28)	—	—	(0.28)	10.59	30,522	4.73	0.65	0.80	1.77	443	(e)
Year Ended March 31, 2010	10.19	0.31		0.23	0.54	(0.35)	—	—	(0.35)	10.38	20,998	5.41	0.62	0.66	3.25	435
Year Ended March 31, 2009	9.93	0.43		0.29	0.72	(0.46)	—	—	(0.46)	10.19	39,135	7.48	0.60	0.60	4.34	337
Year Ended March 31, 2008	9.94	0.46	(d)	0.03	0.49	(0.50)	—	—	(0.50)	9.93	85,638	5.08	0.58	0.58	4.63	154
A Shares
Period Ended September 30, 2012^	11.07	0.01	(d)	0.24	0.25	(0.09)	—	—	(0.09)	11.23	2,495	2.23	0.86	0.99	0.23	61
Year Ended March 31, 2012	10.57	0.09	(d)	0.62	0.71	(0.21)	—	—	(0.21)	11.07	6,279	6.81	0.86	0.93	0.78	299
Year Ended March 31, 2011	10.36	0.17	(d)	0.30	0.47	(0.26)	—	—	(0.26)	10.57	2,924	4.53	0.85	1.01	1.63	443	(e)
Year Ended March 31, 2010	10.17	0.30		0.22	0.52	(0.33)	—	—	(0.33)	10.36	2,598	5.21	0.82	0.88	2.91	435
Year Ended March 31, 2009	9.91	0.41		0.29	0.70	(0.44)	—	—	(0.44)	10.17	2,143	7.29	0.81	0.81	4.14	337
Year Ended March 31, 2008	9.92	0.44	(d)	0.03	0.47	(0.48)	—	—	(0.48)	9.91	2,670	4.88	0.78	0.78	4.46	154
C Shares
Period Ended September 30, 2012^	11.09	(0.03	)(d)	0.23	0.20	(0.04)	—	—	(0.04)	11.25	6,701	1.82	1.66	1.77	(0.57)	61
Year Ended March 31, 2012	10.59	0.01	(d)	0.62	0.63	(0.13)	—	—	(0.13)	11.09	7,376	5.94	1.66	1.71	0.06	299
Year Ended March 31, 2011	10.38	0.09	(d)	0.29	0.38	(0.17)	—	—	(0.17)	10.59	7,375	3.69	1.66	1.82	0.82	443	(e)
Year Ended March 31, 2010	10.19	0.22		0.22	0.44	(0.25)	—	—	(0.25)	10.38	8,265	4.36	1.62	1.67	2.15	435
Year Ended March 31, 2009	9.93	0.33		0.29	0.62	(0.36)	—	—	(0.36)	10.19	8,556	6.42	1.60	1.60	3.33	337
Year Ended March 31, 2008	9.94	0.36	(d)	0.03	0.39	(0.40)	—	—	(0.40)	9.93	10,798	4.04	1.58	1.59	3.65	154

North Carolina Tax-Exempt Bond Fund
I Shares
Period Ended September 30, 2012^	10.47	0.16	(d)	0.32	0.48	(0.16)	—	—	(0.16)	10.79	54,240	4.60	0.62	0.62	2.98	29
Year Ended March 31, 2012	9.70	0.33	(d)	0.77	1.10	(0.33)	—	—	(0.33)	10.47	50,412	11.51	0.67	0.67	3.27	39
Year Ended March 31, 2011	10.07	0.36	(d)	(0.37)	(0.01)	(0.36)	—	—	(0.36)	9.70	51,372	(0.14)	0.64	0.64	3.61	49
Year Ended March 31, 2010	9.63	0.37		0.44	0.81	(0.37)	—	—	(0.37)	10.07	51,866	8.53	0.62	0.62	3.72	65
Year Ended March 31, 2009	9.71	0.35		(0.08)	0.27	(0.35)	—	—	(0.35)	9.63	43,660	2.88	0.61	0.61	3.66	74
Year Ended March 31, 2008	10.05	0.37		(0.34)	0.03	(0.37)	—	—	(0.37)	9.71	43,046	0.26	0.61	0.61	3.69	76
A Shares
Period Ended September 30, 2012^	10.45	0.15	(d)	0.31	0.46	(0.15)	—	—	(0.15)	10.76	719	4.43	0.77	0.77	2.83	29
Year Ended March 31, 2012	9.67	0.32	(d)	0.78	1.10	(0.32)	—	—	(0.32)	10.45	633	11.47	0.82	0.82	3.11	39
Year Ended March 31, 2011	10.04	0.35	(d)	(0.37)	(0.02)	(0.35)	—	—	(0.35)	9.67	693	(0.30)	0.79	0.79	3.47	49
Year Ended March 31, 2010	9.61	0.36		0.43	0.79	(0.36)	—	—	(0.36)	10.04	762	8.28	0.77	0.77	3.57	65
Year Ended March 31, 2009	9.68	0.33		(0.06)	0.27	(0.34)	—	—	(0.34)	9.61	559	2.84	0.76	0.76	3.53	74
Year Ended March 31, 2008	10.03	0.34		(0.34)	—	(0.35)	—	—	(0.35)	9.68	760	0.01	0.77	0.77	3.57	76

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
Seix Floating Rate High Income Fund(h)
I Shares
Period Ended September 30, 2012^	$8.83	$0.23	(d)	$0.09	$0.32	$(0.22)	$—	$—	$(0.22)	$8.93	$3,964,889	3.70%	0.61%	0.61%	5.22%	29%
Year Ended March 31, 2012	9.01	0.50	(d)	(0.22)	0.28	(0.46)	—	—	(0.46)	8.83	3,419,351	3.31	0.60	0.60	5.69	72
Year Ended March 31, 2011	8.80	0.59	(d)	0.15	0.74	(0.53)	—	—	(0.53)	9.01	3,078,972	8.64	0.51	0.51	6.62	98	(e)
Year Ended March 31, 2010	7.37	0.53		1.40	1.93	(0.50)	—	—	(0.50)	8.80	1,173,308	26.68	0.50	0.50	7.08	117
Year Ended March 31, 2009	8.90	0.52		(1.53)	(1.01)	(0.52)	—	—	(0.52)	7.37	557,347	(11.67)	0.49	0.49	6.31	226
Year Ended March 31, 2008	9.98	0.70		(1.06)	(0.36)	(0.70)	—	(0.02)	(0.72)	8.90	553,208	(3.85)	0.51	0.51	7.34	134
A Shares
Period Ended September 30, 2012^	8.83	0.22	(d)	0.09	0.31	(0.21)	—	—	(0.21)	8.93	47,870	3.57	0.85	0.85	4.96	29
Year Ended March 31, 2012	9.01	0.48	(d)	(0.22)	0.26	(0.44)	—	—	(0.44)	8.83	51,185	3.05	0.85	0.85	5.47	72
Year Ended March 31, 2011	8.80	0.55	(d)	0.16	0.71	(0.50)	—	—	(0.50)	9.01	69,159	8.29	0.84	0.84	6.22	98	(e)
Year Ended March 31, 2010	7.38	0.50		1.39	1.89	(0.47)	—	—	(0.47)	8.80	22,298	26.11	0.81	0.81	6.81	117
Year Ended March 31, 2009	8.90	0.50		(1.52)	(1.02)	(0.50)	—	—	(0.50)	7.38	5,513	(11.82)	0.79	0.79	6.08	226
Year Ended March 31, 2008	9.99	0.67		(1.07)	(0.40)	(0.67)	—	(0.02)	(0.69)	8.90	6,591	(4.25)	0.82	0.82	7.01	134
C Shares
Period Ended September 30, 2012^	8.83	0.19	(d)	0.09	0.28	(0.18)	—	—	(0.18)	8.93	30,804	3.23	1.51	1.51	4.30	29
Year Ended March 31, 2012	9.02	0.42	(d)	(0.23)	0.19	(0.38)	—	—	(0.38)	8.83	30,132	2.26	1.52	1.52	4.77	72
Year Ended March 31, 2011	8.81	0.50	(d)	0.15	0.65	(0.44)	—	—	(0.44)	9.02	22,234	7.57	1.50	1.50	5.65	98	(e)
Year Ended March 31, 2010	7.37	0.45		1.41	1.86	(0.42)	—	—	(0.42)	8.81	7,402	25.59	1.49	1.49	6.35	117
Year Ended March 31, 2009	8.90	0.44		(1.53)	(1.09)	(0.44)	—	—	(0.44)	7.37	543	(12.55)	1.49	1.49	5.27	226
Period Ended March 31, 2008	9.52	0.40		(0.61)	(0.21)	(0.39)	—	(0.02)	(0.41)	8.90	216	(2.31)	1.49	1.49	6.43	134

Seix High Yield Fund
I Shares
Period Ended September 30, 2012^	9.69	0.32	(d)	0.24	0.56	(0.32)	—	—	(0.32)	9.93	2,077,854	5.86	0.54	0.54	6.54	44
Year Ended March 31, 2012	10.07	0.70	(d)	(0.38)	0.32	(0.70)	—	—	(0.70)	9.69	2,123,625	3.44	0.54	0.54	7.27	83
Year Ended March 31, 2011	9.46	0.77	(d)	0.61	1.38	(0.77)	—	—	(0.77)	10.07	1,724,652	15.24	0.51	0.51	7.96	108	(e)
Year Ended March 31, 2010	7.75	0.77		1.70	2.47	(0.76)	—	—	(0.76)	9.46	1,723,678	32.91	0.48	0.49	8.54	116
Year Ended March 31, 2009	9.77	0.78		(2.03)	(1.25)	(0.77)	—	—	(0.77)	7.75	786,029	(13.15)	0.50	0.51	8.99	114
Year Ended March 31, 2008	10.84	0.80		(1.06)	(0.26)	(0.81)	—	—	(0.81)	9.77	663,081	(2.50)	0.49	0.50	7.70	117
A Shares
Period Ended September 30, 2012^	9.47	0.30	(d)	0.24	0.54	(0.30)	—	—	(0.30)	9.71	62,363	5.80	0.76	0.76	6.27	44
Year Ended March 31, 2012	9.84	0.65	(d)	(0.36)	0.29	(0.66)	—	—	(0.66)	9.47	38,016	3.21	0.78	0.78	6.91	83
Year Ended March 31, 2011	9.25	0.73	(d)	0.60	1.33	(0.74)	—	—	(0.74)	9.84	35,238	14.99	0.77	0.77	7.74	108	(e)
Year Ended March 31, 2010	7.58	0.74		1.67	2.41	(0.74)	—	—	(0.74)	9.25	28,378	32.81	0.75	0.75	8.51	116
Year Ended March 31, 2009	9.55	0.75		(1.97)	(1.22)	(0.75)	—	—	(0.75)	7.58	18,530	(13.14)	0.76	0.77	8.84	114
Year Ended March 31, 2008	10.60	0.77		(1.04)	(0.27)	(0.78)	—	—	(0.78)	9.55	21,640	(2.65)	0.75	0.75	7.68	117

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
R Shares(f)
Period Ended September 30, 2012^	$9.68	$0.30	(d)	$0.24	$0.54	$(0.29)	$—	$—	$(0.29)	$9.93	$2,351	5.72%	1.02%	1.02%	6.07%	44%
Year Ended March 31, 2012	10.07	0.65	(d)	(0.40)	0.25	(0.64)	—	—	(0.64)	9.68	2,427	2.69	1.18	1.18	6.68	83
Year Ended March 31, 2011	9.45	0.71	(d)	0.62	1.33	(0.71)	—	—	(0.71)	10.07	3,341	14.61	1.20	1.20	7.43	108	(e)
Year Ended March 31, 2010	7.75	0.71		1.69	2.40	(0.70)	—	—	(0.70)	9.45	6,347	31.92	1.14	1.14	7.92	116
Year Ended March 31, 2009	9.77	0.70		(2.03)	(1.33)	(0.69)	—	—	(0.69)	7.75	5,060	(14.01)	1.50	1.50	7.90	114
Year Ended March 31, 2008	10.83	0.70		(1.05)	(0.35)	(0.71)	—	—	(0.71)	9.77	4,012	(3.40)	1.50	1.50	6.75	117

Short-Term Bond Fund
I Shares
Period Ended September 30, 2012^	9.99	0.08	(d)	0.05	0.13	(0.08)	—	—	(0.08)	10.04	271,189	1.28	0.48	0.48	1.52	48
Year Ended March 31, 2012	9.95	0.20	(d)	0.06	0.26	(0.22)	—	—	(0.22)	9.99	310,854	2.60	0.48	0.48	2.00	86
Year Ended March 31, 2011	9.94	0.21	(d)	0.02	0.23	(0.22)	—	—	(0.22)	9.95	350,162	2.28	0.48	0.48	2.12	150	(e)
Year Ended March 31, 2010	9.40	0.30		0.53	0.83	(0.29)	—	—	(0.29)	9.94	489,413	8.91	0.46	0.46	3.00	122
Year Ended March 31, 2009	9.87	0.40		(0.47)	(0.07)	(0.40)	—	—	(0.40)	9.40	326,801	(0.70)	0.46	0.46	4.20	122
Year Ended March 31, 2008	9.78	0.45		0.09	0.54	(0.45)	—	—	(0.45)	9.87	390,659	5.63	0.45	0.46	4.58	152
A Shares
Period Ended September 30, 2012^	10.02	0.06	(d)	0.05	0.11	(0.06)	—	—	(0.06)	10.07	2,266	1.12	0.79	0.79	1.21	48
Year Ended March 31, 2012	9.98	0.17	(d)	0.06	0.23	(0.19)	—	—	(0.19)	10.02	2,478	2.32	0.76	0.76	1.75	86
Year Ended March 31, 2011	9.96	0.19	(d)	0.03	0.22	(0.20)	—	—	(0.20)	9.98	2,642	2.18	0.67	0.67	1.94	150	(e)
Year Ended March 31, 2010	9.42	0.28		0.53	0.81	(0.27)	—	—	(0.27)	9.96	3,389	8.65	0.68	0.68	2.78	122
Year Ended March 31, 2009	9.89	0.38		(0.47)	(0.09)	(0.38)	—	—	(0.38)	9.42	2,715	(0.90)	0.66	0.66	4.00	122
Year Ended March 31, 2008	9.81	0.43		0.08	0.51	(0.43)	—	—	(0.43)	9.89	3,767	5.30	0.65	0.66	4.38	152
C Shares
Period Ended September 30, 2012^	10.01	0.03	(d)	0.05	0.08	(0.03)	—	—	(0.03)	10.06	2,551	0.77	1.47	1.47	0.53	48
Year Ended March 31, 2012	9.98	0.10	(d)	0.05	0.15	(0.12)	—	—	(0.12)	10.01	3,009	1.48	1.48	1.48	1.01	86
Year Ended March 31, 2011	9.96	0.11	(d)	0.03	0.14	(0.12)	—	—	(0.12)	9.98	2,685	1.36	1.47	1.47	1.12	150	(e)
Year Ended March 31, 2010	9.42	0.20		0.53	0.73	(0.19)	—	—	(0.19)	9.96	2,754	7.81	1.46	1.46	2.03	122
Year Ended March 31, 2009	9.89	0.30		(0.47)	(0.17)	(0.30)	—	—	(0.30)	9.42	2,948	(1.69)	1.45	1.46	3.20	122
Year Ended March 31, 2008	9.81	0.35		0.08	0.43	(0.35)	—	—	(0.35)	9.89	3,477	4.46	1.46	1.46	3.58	152

Short-Term Municipal Bond Fund
I Shares
Period Ended September 30, 2012^	10.73	0.04	(d)	0.20	0.24	(0.04)	—	—	(0.04)	10.93	7,215	2.21	0.62	0.81	0.67	112
Year Ended March 31, 2012	10.16	0.32	(d)	0.70	1.02	(0.31)	—	(0.14)	(0.45)	10.73	5,956	10.16	0.67	0.77	3.00	27
Year Ended March 31, 2011	10.48	0.35	(d)	(0.29)	0.06	(0.35)	—	(0.03)	(0.38)	10.16	21,302	0.53	0.68	0.68	3.32	33
Year Ended March 31, 2010	10.04	0.37		0.44	0.81	(0.37)	—	—	(0.37)	10.48	24,332	8.18	0.65	0.65	3.58	35
Year Ended March 31, 2009	10.04	0.37		—	0.37	(0.37)	—	—	(0.37)	10.04	26,064	3.79	0.63	0.63	3.71	26
Year Ended March 31, 2008	10.21	0.37		(0.16)	0.21	(0.37)	—	(0.01)	(0.38)	10.04	38,138	2.07	0.62	0.62	3.66	23

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
A Shares
Period Ended September 30, 2012^	$10.73	$0.03	(d)	$0.20	$0.23	$(0.03)	$—	$—	$(0.03)	$10.93	$3,576	2.13%	0.76%	0.96%	0.52%	112%
Year Ended March 31, 2012	10.16	0.29	(d)	0.71	1.00	(0.29)	—	(0.14)	(0.43)	10.73	3,445	10.00	0.82	0.97	2.77	27
Year Ended March 31, 2011	10.48	0.33	(d)	(0.29)	0.04	(0.33)	—	(0.03)	(0.36)	10.16	4,081	0.38	0.83	0.83	3.18	33
Period Ended March 31, 2010#	10.29	0.24		0.19	0.43	(0.24)	—	—	(0.24)	10.48	5,200	4.18	0.81	0.81	3.38	35
Period Ended March 31, 2009##	10.05	0.27		(0.25)	0.02	(0.27)	—	—	(0.27)	9.80	—	0.22	0.78	0.78	3.58	26
Year Ended March 31, 2008	10.22	0.36		(0.16)	0.20	(0.36)	—	(0.01)	(0.37)	10.05	45	1.91	0.79	0.79	3.65	23

Short-Term U.S. Treasury Securities Fund
I Shares
Period Ended September 30, 2012^	9.96	0.03	(d)	— (i)	0.03	(0.03)	—	—	(0.03)	9.96	6,058	0.28	0.55	0.86	0.56	9
Year Ended March 31, 2012	10.10	0.10	(d)	— (i)	0.10	(0.10)	—	(0.14)	(0.24)	9.96	8,502	0.96	0.55	0.74	1.01	31
Year Ended March 31, 2011	10.27	0.13	(d)	(0.01)	0.12	(0.13)	—	(0.16)	(0.29)	10.10	22,875	1.16	0.53	0.62	1.23	36
Year Ended March 31, 2010	10.33	0.14		(0.03)	0.11	(0.14)	—	(0.03)	(0.17)	10.27	33,504	1.03	0.49	0.54	1.29	147
Year Ended March 31, 2009	10.26	0.28		0.07	0.35	(0.28)	—	—	(0.28)	10.33	61,692	3.50	0.48	0.48	2.74	144
Year Ended March 31, 2008	9.86	0.42		0.40	0.82	(0.42)	—	—	(0.42)	10.26	62,416	8.56	0.48	0.49	4.24	66
A Shares
Period Ended September 30, 2012^	9.95	0.02	(d)	— (i)	0.02	(0.02)	—	—	(0.02)	9.95	2,727	0.19	0.73	0.97	0.38	9
Year Ended March 31, 2012	10.09	0.08	(d)	— (i)	0.08	(0.08)	—	(0.14)	(0.22)	9.95	3,455	0.78	0.73	0.94	0.80	31
Year Ended March 31, 2011	10.26	0.11	(d)	(0.01)	0.10	(0.11)	—	(0.16)	(0.27)	10.09	5,562	0.98	0.71	0.80	1.05	36
Year Ended March 31, 2010	10.32	0.12		(0.03)	0.09	(0.12)	—	(0.03)	(0.15)	10.26	5,839	0.85	0.67	0.71	1.20	147
Year Ended March 31, 2009	10.25	0.26		0.07	0.33	(0.26)	—	—	(0.26)	10.32	16,854	3.31	0.65	0.66	2.30	144
Year Ended March 31, 2008	9.85	0.41		0.40	0.81	(0.41)	—	—	(0.41)	10.25	3,800	8.37	0.66	0.67	4.07	66
C Shares
Period Ended September 30, 2012^	9.94	—	(d)(i)	— (i)	—	— (i)	—	—	—	9.94	7,268	0.01	1.08	1.44	0.03	9
Year Ended March 31, 2012	10.08	0.01	(d)	— (i)	0.01	(0.01)	—	(0.14)	(0.15)	9.94	7,931	0.07	1.44	1.74	0.07	31
Year Ended March 31, 2011	10.25	0.02	(d)	(0.01)	0.01	(0.02)	—	(0.16)	(0.18)	10.08	7,699	0.16	1.53	1.62	0.21	36
Year Ended March 31, 2010	10.31	0.03		(0.03)	—	(0.03)	—	(0.03)	(0.06)	10.25	6,426	0.04	1.49	1.55	0.33	147
Year Ended March 31, 2009	10.25	0.18		0.06	0.24	(0.18)	—	—	(0.18)	10.31	7,113	2.38	1.48	1.48	1.79	144
Year Ended March 31, 2008	9.84	0.32		0.41	0.73	(0.32)	—	—	(0.32)	10.25	8,839	7.60	1.48	1.50	3.27	66

Total Return Bond Fund
I Shares
Period Ended September 30, 2012^	10.77	0.10	(d)	0.33	0.43	(0.11)	—	—	(0.11)	11.09	1,182,292	4.04	0.37	0.37	1.78	69
Year Ended March 31, 2012	10.40	0.25	(d)	0.73	0.98	(0.36)	—	(0.25)	(0.61)	10.77	996,213	9.62	0.37	0.37	2.30	170
Year Ended March 31, 2011	10.60	0.33	(d)	0.22	0.55	(0.27)	(0.08)	(0.40)	(0.75)	10.40	684,952	5.20	0.33	0.33	3.05	251	(e)
Year Ended March 31, 2010	10.26	0.40		0.43	0.83	(0.36)	—	(0.13)	(0.49)	10.60	724,588	8.17	0.31	0.31	3.72	326
Year Ended March 31, 2009	10.10	0.49		0.18	0.67	(0.51)	—	—	(0.51)	10.26	602,267	6.89	0.30	0.30	4.85	199
Year Ended March 31, 2008	9.96	0.51		0.14	0.65	(0.51)	—	—	(0.51)	10.10	630,451	6.74	0.30	0.30	5.14	248

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
A Shares
Period Ended September 30, 2012^	$11.12	$0.09	(d)	$0.34	$0.43	$(0.10)	$—	$—	$(0.10)	$11.45	$56,215	3.90%	0.64%	0.64%	1.51%	69%
Year Ended March 31, 2012	10.73	0.22	(d)	0.76	0.98	(0.34)	—	(0.25)	(0.59)	11.12	44,359	9.31	0.65	0.65	1.95	170
Year Ended March 31, 2011	10.92	0.33	(d)	0.21	0.54	(0.25)	(0.08)	(0.40)	(0.73)	10.73	17,589	4.93	0.58	0.58	2.94	251	(e)
Year Ended March 31, 2010	10.57	0.38		0.43	0.81	(0.33)	—	(0.13)	(0.46)	10.92	8,540	7.75	0.55	0.55	3.14	326
Year Ended March 31, 2009	10.40	0.46		0.19	0.65	(0.48)	—	—	(0.48)	10.57	510	6.51	0.54	0.54	4.51	199
Year Ended March 31, 2008	10.26	0.49		0.14	0.63	(0.49)	—	—	(0.49)	10.40	269	6.28	0.54	0.54	4.76	248
R Shares(g)
Period Ended September 30, 2012^	10.78	0.07	(d)	0.32	0.39	(0.08)	—	—	(0.08)	11.09	43,567	3.67	0.92	0.93	1.24	69
Year Ended March 31, 2012	10.40	0.18	(d)	0.76	0.94	(0.31)	—	(0.25)	(0.56)	10.78	20,315	9.15	0.90	0.90	1.63	170
Year Ended March 31, 2011	10.60	0.30	(d)	0.19	0.49	(0.21)	(0.08)	(0.40)	(0.69)	10.40	2,825	4.63	0.89	0.89	2.74	251	(e)
Year Ended March 31, 2010	10.26	0.35		0.42	0.77	(0.30)	—	(0.13)	(0.43)	10.60	710	7.61	0.82	0.82	3.11	326
Year Ended March 31, 2009	10.10	0.39		0.19	0.58	(0.42)	—	—	(0.42)	10.26	325	5.90	1.10	1.10	4.01	199
Year Ended March 31, 2008	9.96	0.41		0.14	0.55	(0.41)	—	—	(0.41)	10.10	40	5.68	1.30	1.30	4.13	248

Ultra-Short Bond Fund
I Shares
Period Ended September 30, 2012^	9.95	0.05	(d)	0.04	0.09	(0.06)	—	—	(0.06)	9.98	146,170	0.87	0.33	0.33	1.06	44
Year Ended March 31, 2012	9.93	0.10	(d)	0.03	0.13	(0.11)	—	—	(0.11)	9.95	112,617	1.34	0.34	0.34	0.99	97
Year Ended March 31, 2011	9.91	0.13	(d)	0.04	0.17	(0.15)	—	—	(0.15)	9.93	115,795	1.76	0.32	0.32	1.31	163	(e)
Year Ended March 31, 2010	9.52	0.25		0.39	0.64	(0.25)	—	—	(0.25)	9.91	92,528	6.82	0.34	0.37	2.51	130
Year Ended March 31, 2009	9.91	0.39		(0.40)	(0.01)	(0.38)	—	—	(0.38)	9.52	55,088	(0.13)	0.31	0.36	3.95	88
Year Ended March 31, 2008	10.00	0.47		(0.09)	0.38	(0.47)	—	—	(0.47)	9.91	87,892	3.89	0.30	0.33	4.72	126

U.S. Government Securities Fund
I Shares
Period Ended September 30, 2012^	8.69	0.02	(d)	0.23	0.25	(0.02)	—	—	(0.02)	8.92	40,173	2.92	0.77	0.80	0.53	37
Year Ended March 31, 2012	8.63	0.11	(d)	0.61	0.72	(0.11)	—	(0.55)	(0.66)	8.69	40,754	8.27	0.73	0.73	1.18	94
Year Ended March 31, 2011	8.76	0.18	(d)	0.22	0.40	(0.18)	—	(0.35)	(0.53)	8.63	48,580	4.50	0.62	0.62	2.02	92
Year Ended March 31, 2010	11.11	0.26		(0.37)	(0.11)	(0.27)	—	(1.97)	(2.24)	8.76	71,910	(1.07)	0.58	0.58	2.35	85
Year Ended March 31, 2009	10.59	0.33		0.56	0.89	(0.34)	—	(0.03)	(0.37)	11.11	341,727	8.49	0.55	0.56	3.09	130
Year Ended March 31, 2008	10.29	0.50		0.30	0.80	(0.50)	—	—	(0.50)	10.59	491,970	8.04	0.55	0.55	4.89	134
A Shares
Period Ended September 30, 2012^	8.69	0.01	(d)	0.23	0.24	(0.01)	—	—	(0.01)	8.92	1,756	2.81	0.99	1.01	0.32	37
Year Ended March 31, 2012	8.63	0.08	(d)	0.61	0.69	(0.08)	—	(0.55)	(0.63)	8.69	1,797	7.98	1.00	1.00	0.90	94
Year Ended March 31, 2011	8.76	0.15	(d)	0.22	0.37	(0.15)	—	(0.35)	(0.50)	8.63	2,089	4.18	0.93	0.93	1.71	92
Year Ended March 31, 2010	11.11	0.21		(0.35)	(0.14)	(0.24)	—	(1.97)	(2.21)	8.76	2,314	(1.38)	0.89	0.89	1.98	85
Year Ended March 31, 2009	10.59	0.29		0.56	0.85	(0.30)	—	(0.03)	(0.33)	11.11	2,954	8.17	0.85	0.86	2.78	130
Year Ended March 31, 2008	10.29	0.47		0.30	0.77	(0.47)	—	—	(0.47)	10.59	3,496	7.72	0.85	0.85	4.61	134

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
C Shares
Period Ended September 30, 2012^	$8.69	$—	(d)	$0.23	$0.23	$—	$—	$—	$—	$8.92	$2,212	2.65%	1.31%	1.69%	—%	37%
Year Ended March 31, 2012	8.63	0.03	(d)	0.61	0.64	(0.03)	—	(0.55)	(0.58)	8.69	2,401	7.32	1.61	1.67	0.28	94
Year Ended March 31, 2011	8.76	0.09	(d)	0.22	0.31	(0.09)	—	(0.35)	(0.44)	8.63	2,471	3.46	1.62	1.62	1.02	92
Year Ended March 31, 2010	11.11	0.14		(0.35)	(0.21)	(0.17)	—	(1.97)	(2.14)	8.76	3,038	(2.05)	1.58	1.58	1.28	85
Year Ended March 31, 2009	10.59	0.22		0.56	0.78	(0.23)	—	(0.03)	(0.26)	11.11	3,649	7.42	1.55	1.55	2.08	130
Year Ended March 31, 2008	10.29	0.40		0.30	0.70	(0.40)	—	—	(0.40)	10.59	4,222	6.97	1.55	1.55	3.90	134

U.S. Government Securities Ultra-Short Bond Fund
I Shares
Period Ended September 30, 2012^	10.14	0.02	(d)	0.08	0.10	(0.04)	—	—	(0.04)	10.20	2,414,239	1.03	0.36	0.36	0.38	76
Year Ended March 31, 2012	10.07	0.06	(d)	0.12	0.18	(0.11)	—	—	(0.11)	10.14	2,033,765	1.76	0.36	0.36	0.55	70
Year Ended March 31, 2011	10.07	0.07	(d)	0.09	0.16	(0.16)	—	—	(0.16)	10.07	1,648,792	1.61	0.33	0.33	0.73	126	(e)
Year Ended March 31, 2010	10.03	0.30		0.06	0.36	(0.32)	—	—	(0.32)	10.07	1,340,992	3.62	0.29	0.29	2.15	119
Year Ended March 31, 2009	10.03	0.41		0.01	0.42	(0.42)	—	—	(0.42)	10.03	90,675	4.29	0.28	0.32	4.00	92
Year Ended March 31, 2008	9.95	0.43		0.10	0.53	(0.45)	—	—	(0.45)	10.03	62,904	5.41	0.28	0.33	4.33	140

Virginia Intermediate Municipal Bond Fund
I Shares
Period Ended September 30, 2012^	10.63	0.16	(d)	0.19	0.35	(0.16)	—	—	(0.16)	10.82	150,749	3.31	0.61	0.61	2.98	18
Year Ended March 31, 2012	10.21	0.33	(d)	0.53	0.86	(0.33)	—	(0.11)	(0.44)	10.63	147,599	8.55	0.63	0.63	3.12	23
Year Ended March 31, 2011	10.39	0.34	(d)	(0.11)	0.23	(0.34)	—	(0.07)	(0.41)	10.21	165,536	2.15	0.62	0.62	3.23	17
Year Ended March 31, 2010	10.22	0.37		0.19	0.56	(0.37)	—	(0.02)	(0.39)	10.39	191,537	5.58	0.61	0.61	3.56	33
Year Ended March 31, 2009	10.09	0.36		0.13	0.49	(0.36)	—	—	(0.36)	10.22	181,882	5.01	0.60	0.60	3.61	20
Year Ended March 31, 2008	10.11	0.37		(0.02)	0.35	(0.37)	—	—	(0.37)	10.09	204,507	3.51	0.60	0.60	3.65	28
A Shares
Period Ended September 30, 2012^	10.63	0.15	(d)	0.18	0.33	(0.15)	—	—	(0.15)	10.81	11,567	3.14	0.76	0.76	2.83	18
Year Ended March 31, 2012	10.21	0.31	(d)	0.53	0.84	(0.31)	—	(0.11)	(0.42)	10.63	12,509	8.38	0.78	0.78	2.97	23
Year Ended March 31, 2011	10.39	0.32	(d)	(0.11)	0.21	(0.32)	—	(0.07)	(0.39)	10.21	12,471	2.00	0.77	0.77	3.09	17
Year Ended March 31, 2010	10.22	0.35		0.20	0.55	(0.36)	—	(0.02)	(0.38)	10.39	14,236	5.44	0.75	0.75	3.35	33
Year Ended March 31, 2009	10.09	0.35		0.13	0.48	(0.35)	—	—	(0.35)	10.22	7,619	4.85	0.75	0.75	3.46	20
Year Ended March 31, 2008	10.11	0.35		(0.02)	0.33	(0.35)	—	—	(0.35)	10.09	6,232	3.36	0.75	0.75	3.50	28

See Notes to Financial Highlights and Notes to Financial Statements.

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Total return excludes sales charge. Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Not annualized for periods less than one year.

(d)	Per share data calculated using average shares outstanding method.

(e)	The amount previously reported has been adjusted to exclude an overstatement of mortgage-backed transactions and/or other corporate actions.

(f)	Effective at the close of business on July 31, 2009, C shares converted to R shares and C shares are no longer available for purchase. The data prior to such date reflects that of C shares.

(g)	Effective at the close of business on February 12, 2009, C shares converted to R shares and C shares are no longer available for purchase. The data prior to such date reflects that of C shares.

(h)	The following table details the commencement of operations of certain classes of each respective fund:

Fund	Class	Commencement Date
Seix Floating Rate High Income Fund	C Shares	August 3, 2007

(i)	Rounds to less than $0.01 per share.

^	Unaudited.

^^	Amended from prior periods’ financial highlights. There were no shareholders in the class for the period from October 16, 2007 through January 17, 2008. The financial highlight information presented is for two separate periods of time when shareholders were invested in the class.

*	The Georgia Tax-Exempt Bond Fund’s net expense ratio and gross expense ratio includes interest expense of 0.09% incurred during the year ended March 31, 2009 with respect to investments in certain inverse floating rate securities.

#	Prior to August 1, 2009, there were no assets in Class A during the current period. Effective at the close of business on July 31, 2009, Class A received assets from the conversion from Class C. The net asset value shown for the beginning of the period reflects the initial converted net asset value from Class C and the amounts shown thereafter reflect operations for Class A from August 1, 2009 through March 31, 2010.

##	Class A was operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 280 days during the period for Maryland Municipal Bond Fund. The net asset value, end of period, presented for Maryland Municipal Bond Fund A Shares was as of January 6, 2009, the last day the class had shareholders.

Amounts designated as “—” are $0 or have rounded to $0.

NOTES TO FINANCIAL STATEMENTS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

1.	Organization

The RidgeWorth Funds Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Core Bond Fund, Corporate Bond Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term Municipal Bond Fund, Short-Term U.S. Treasury Securities Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund and Virginia Intermediate Municipal Bond Fund (each a “Fund” and collectively the “Funds”).

The Limited Duration Fund, Ultra-Short Bond Fund and U.S. Government Securities Ultra-Short Bond Fund offer I Shares only. The Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, North Carolina Tax-Exempt Bond Fund, Short-Term Municipal Bond Fund and Virginia Intermediate Bond Fund offer I Shares and A Shares. The Core Bond Fund, High Income Fund, Intermediate Bond Fund, Seix High Yield Fund and Total Return Bond Fund offer I Shares, A Shares and R Shares. The remaining Funds offer I Shares, A Shares and C Shares.

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Service Plan, voting rights on matters affecting a single class of shares, and sales charges. The A Shares of the Funds (except Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Short-Term Bond Fund, Short-Term Municipal Bond Fund and Short-Term U.S. Treasury Securities Fund) have a maximum sales charge on purchases of 4.75% as a percentage of original purchase price. The A Shares of the Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Short-Term Bond Fund, Short-Term Municipal Bond Fund and Short-Term U.S. Treasury Securities Fund have a maximum sales charge on purchases of 2.50% as a percentage of original purchase price. Certain purchases of A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge (“CDSC”) of 0.50% if redeemed within two years of purchase. Shareholders will continue to pay the 1.00% deferred sale charges if they redeem, within one year, qualifying A Shares purchased prior to September 1, 2011. The deferred sale charges may be waived from time to time for certain broker-dealers that waive payment of compensation to them. The C Shares have a maximum CDSC of 1.00% as a percentage of either the original purchase price or the next calculated price after the Funds receive a redemption request, whichever is less, if shares are redeemed within one year of purchase. There is no sales charge or CDSC on purchases or sales of I or R Shares.

The Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following are significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation — Debt securities are valued at the last quoted bid price provided by independent pricing vendors approved by the Board of Trustees of the Trust (the “Board”), that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

The Funds, in accordance with GAAP, have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The independent pricing vendor may value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Publicly-traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid prices as of the close of business of that market and such securities are considered Level 2 in the fair value hierarchy. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded and such securities may be considered Level 1 in the fair value hierarchy. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade and such securities may be considered Level 1 in the fair value hierarchy. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, each of the Funds values these securities as determined in accordance with the Pricing and Valuation Procedures approved by the Board. The Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be valued in accordance with the Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee. Under the Pricing and Valuation Procedures, such securities may be considered Level 2 or Level 3 in the fair value hierarchy. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value and such securities are considered Level 2 in the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value as of September 30, 2012:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Core Bond Fund
Asset-Backed Securities[1]	$—	$5,231,801	$—		$5,231,801
Collateralized Mortgage Obligations[1]	—	45,250,162	—		45,250,162
Corporate Bonds[1]	—	128,095,782	—		128,095,782
U.S. Government Agency Mortgages[1]	—	119,669,257	—		119,669,257
U.S. Treasury Obligations	—	208,167,129	—		208,167,129
Preferred Stocks[1]	5,860,102	—	—		5,860,102
Money Market Fund	39,108,250	—	—		39,108,250

Total Investments	44,968,352	506,414,131	—		551,382,483

Corporate Bond Fund
Corporate Bonds[1]	—	81,652,442	—		81,652,442
Preferred Stocks[1]	5,110,819	—	—		5,110,819
Money Market Fund	2,491,804	—	—		2,491,804

Total Investments	7,602,623	81,652,442	—		89,255,065

Georgia Tax-Exempt Bond Fund
Municipal Bonds[2]	—	149,163,570	—		149,163,570
Money Market Fund	10,703,793	—	—		10,703,793

Total Investments	10,703,793	149,163,570	—		159,867,363

High Grade Municipal Bond Fund
Municipal Bonds[2]	—	50,971,496	—		50,971,496
Money Market Fund	8,755,068	—	—		8,755,068

Total Investments	8,755,068	50,971,496	—		59,726,564

High Income Fund
Bank Loans[1]	—	85,341,459	—		85,341,459
Corporate Bonds[1]	—	700,063,997	0	[4]	700,063,997
Convertible Corporate Bond[1]	—	5,238,234	—		5,238,234
Preferred Stocks[1]	3,041,072	—	—		3,041,072
Convertible Preferred Stock[1]	6,211,407	—	—		6,211,407
Trust	927,427	—	—		927,427
Warrants	4,405,928	—	—		4,405,928
Short-Term Investment	—	73,479,994	—		73,479,994
Money Market Fund	96,560,155	—	—		96,560,155

Total Investments	111,145,989	864,123,684	0	[4]	975,269,673

Intermediate Bond Fund
Collateralized Mortgage Obligations[1]	—	20,398,149	—		20,398,149
Corporate Bonds[1]	—	343,979,112	—		343,979,112
U.S. Government Agency Mortgages[1]	—	81,051,644	—		81,051,644
U.S. Treasury Obligations[1]	—	657,058,406	—		657,058,406
Preferred Stocks	17,561,172	—	—		17,561,172
Short-Term Investment	—	58,897,360	—		58,897,360
Money Market Fund	43,789,050	—	—		43,789,050

Total Investments	61,350,222	1,161,384,671	—		1,222,734,893

Investment Grade Tax-Exempt Bond Fund
Municipal Bonds[2]	—	958,804,264	—		958,804,264
Money Market Fund	136,234,302	—	—		136,234,302

Total Investments	136,234,302	958,804,264	—		1,095,038,566

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Limited Duration Fund
Asset-Backed Securities[1]	$—	$1,106,043	$—		$1,106,043
Collateralized Mortgage Obligations[1]	—	7,889,283	—		7,889,283
U.S. Government Agency Mortgages	—	437,922	—		437,922
Money Market Fund	1,013,958	—	—		1,013,958

Total Investments	1,013,958	9,433,248	—		10,447,206

Limited-Term Federal Mortgage Securities Fund
Collateralized Mortgage Obligations[1]	—	4,637,563	—		4,637,563
U.S. Government Agency Mortgages[1]	—	17,988,807	—		17,988,807
Money Market Fund	3,379,775	—	—		3,379,775

Total Investments	3,379,775	22,626,370	—		26,006,145

North Carolina Tax-Exempt Bond Fund
Municipal Bonds[2]	—	53,569,273	—		53,569,273
Money Market Fund	829,272	—	—		829,272

Total Investments	829,272	53,569,273	—		54,398,545

Seix Floating Rate High Income Fund
Bank Loans[1]	—	3,868,935,250	—		3,868,935,250
Corporate Bonds[1]	—	163,646,628	0	[4]	163,646,628
Preferred Stock[1]	2,360,968	—	—		2,360,968
Trust[1]	344,014	—	—		344,014
Money Market Fund	487,235,760	—	—		487,235,760

Total Investments	489,940,742	4,032,581,878	0	[4]	4,522,522,620

Seix High Yield Fund
Bank Loans[1]	—	146,317,129	—		146,317,129
Corporate Bonds[1]	—	1,875,682,221	—		1,875,682,221
U.S. Treasury Obligation	—	799,867	—		799,867
Convertible Preferred Stock[1]	9,578,723	—	—		9,578,723
Short-Term Investment	—	160,892,510	—		160,892,510
Money Market Fund	162,822,024	—	—		162,822,024

Total Investments	172,400,747	2,183,691,727	—		2,356,092,474

Other Financial Instruments[3]
Credit Default Swap Agreements – Buy Protection Credit Risk	—	112,500	—		112,500

Total Investments	172,400,747	2,183,804,227	—		2,356,204,974

Short-Term Bond Fund
Asset-Backed Securities[1]	—	21,162,729	—		21,162,729
Collateralized Mortgage Obligations[1]	—	45,831,858	—		45,831,858
Corporate Bonds[1]	—	137,292,162	—		137,292,162
Municipal Bond[2]	—	4,943,952	—		4,943,952
U.S. Government Agencies[1]	—	16,286,714	—		16,286,714
U.S. Government Agency Mortgages[1]	—	57,805,828	—		57,805,828
U.S. Treasury Obligations[1]	—	3,980,312	—		3,980,312
Money Market Fund	4,986,320	—	—		4,986,320

Total Investments	4,986,320	287,303,555	—		292,289,875

Short-Term Municipal Bond Fund
Municipal Bonds[2]	—	8,882,744	—		8,882,744
Money Market Fund	1,808,467	—	—		1,808,467

Total Investments	1,808,467	8,882,744	—		10,691,211

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term U.S. Treasury Securities Fund
U.S. Treasury Obligations[1]	$—	$16,286,029	$—	$16,286,029
Money Market Fund	36,610	—	—	36,610

Total Investments	36,610	16,286,029	—	16,322,639

Total Return Bond Fund
Asset-Backed Securities[1]	—	23,100,693	—	23,100,693
Collateralized Mortgage Obligations[1]	—	124,073,886	—	124,073,886
Bank Loans[1]	—	78,455,833	—	78,455,833
Corporate Bonds[1]	—	297,971,455	—	297,971,455
U.S. Government Agency Mortgages[1]	—	277,846,173	—	277,846,173
U.S. Treasury Obligations[1]	—	430,721,109	—	430,721,109
Preferred Stocks[1]	14,058,156	—	—	14,058,156
Money Market Fund	71,309,087	—	—	71,309,087

Total Investments	85,367,243	1,232,169,149	—	1,317,536,392

Other Financial Instruments[3]
Credit Default Swap Agreement – Buy Protection Credit Risk	—	330,492	—	330,492
Forward Foreign Currency Contracts
Foreign Currency Risk	—	2,365,209	—	2,365,209

Total Investments	85,367,243	1,234,864,850	—	1,320,232,093

Ultra-Short Bond Fund
Asset-Backed Securities[1]	—	4,380,038	—	4,380,038
Collateralized Mortgage Obligations[1]	—	33,488,904	—	33,488,904
Corporate Bonds[1]	—	69,690,424	—	69,690,424
Municipal Bonds[2]	—	1,928,442	—	1,928,442
U.S. Government Agencies	—	4,756,293	—	4,756,293
U.S. Government Agency Mortgages[1]	—	35,150,946	—	35,150,946
Money Market Fund	5,563,561	—	—	5,563,561

Total Investments	5,563,561	149,395,047	—	154,958,608

U.S. Government Securities Fund
U.S. Treasury Obligations[1]	—	43,121,828	—	43,121,828
Money Market Fund	871,604	—	—	871,604

Total Investments	871,604	43,121,828	—	43,993,432

U.S. Government Securities Ultra-Short Bond Fund
Asset-Backed Security[1]	—	2,545,067	—	2,545,067
Collateralized Mortgage Obligations[1]	—	648,606,339	—	648,606,339
U.S. Government Agency Mortgages[1]	—	1,737,356,751	—	1,737,356,751
Money Market Fund	12,986,949	—	—	12,986,949

Total Investments	12,986,949	2,388,508,157	—	2,401,495,106

Virginia Intermediate Municipal Bond Fund
Municipal Bonds[2]	—	157,635,962	—	157,635,962
Money Market Fund	7,787,616	—	—	7,787,616

Total Investments	7,787,616	157,635,962	—	165,423,578

Liabilities Valuation Inputs

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seix High Yield Fund
Other Financial Instruments[3]
Credit Default Swap Agreements – Buy Protection Credit Risk	$—	$(371,331)	$—	$(371,331)

Total	—	(371,331)	—	(371,331)

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Bond Fund
Other Financial Instruments[3]
Futures Contracts
Interest Rate Risk	$(67,441)	$—	$—	$(67,441)

Total	(67,441)	—	—	(67,441)

Total Return Bond Fund
Other Financial Instruments[3]
Forward Foreign Currency Contracts Foreign Currency Risk	—	(1,499,810)	—	(1,499,810)

Total	—	(1,499,810)	—	(1,499,810)

Ultra-Short Bond Fund
Other Financial Instruments[3]
Futures Contracts Interest Rate Risk	(14,110)	—	—	(14,110)

Total	(14,110)	—	—	(14,110)

[1]	Please see the Schedules of Portfolio Investments for Sector or Country Classification.

[2]	Please see the Schedules of Portfolio Investments for State Classification.

[3]

Other Financial Instruments are derivative instruments not reflected in the value of Total Investments in the Schedules of Portfolio Investments, such as credit default swaps, forward foreign currency contracts and futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

[4]

As of September 30, 2012, the securities designated as Level 3 were fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on quotations from principal market makers. Level 3 roll forwards and change in unrealized appreciation (depreciation) of these Level 3 securities held at fiscal year end are presented below.

The following is a reconciliation of investments as of September 30, 2012 in which significant unobservable inputs (Level 3) were used in determining fair value.

	Balance as of 3/31/2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/2012	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/2012
High Income Fund
Corporate Bonds								`
Auto Manufacturers	$539,820	$—	$—	$(213,686)	$—	$(326,134)	$—	$—	$—	$(213,686)

Seix Floating Rate High Income Fund
Corporate Bonds
Auto Manufacturers	200,000	—	—	(79,817)	—	(120,183)	—	—	—	(79,817)

The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Pricing and Valuation Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no transfers between Levels 1 or 2 as of September 30, 2012, based on the valuation input levels assigned to securities on March 31, 2012.

(b) Security Transactions and Investment Income — Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount over the life of the securities, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the Funds’ ability to realize interest accrued up to the date of default or credit event.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

(c) Distributions to Shareholders — Distributions from net investment income of each of the Funds are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders from each of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Expense and Share Class Accounting — Expenses that are directly related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are allocated pro-rata to the Funds on the basis of relative net assets or another appropriate basis. Investment income, common expenses and realized/unrealized capital gains (losses) on investments are allocated to the various share classes of the Funds on the basis of relative daily net assets of each share class. Fees relating to a specific share class are charged directly to that share class.

(e) Securities Traded on a To-Be-Announced Basis — Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Derivative Instruments — Certain Funds may enter into derivative contracts for purposes of pursuing their investment objective, to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. Open derivative positions at September 30, 2012 are included on each Fund’s Schedule of Portfolio Investments.

(g) Forward Foreign Currency Contracts — Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(h) Futures Contracts — Certain Funds may enter into futures contracts to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statements of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(i) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates as of the close of regular

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

trading on the NYSE (usually 4:00 p.m. Eastern Time) on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments and foreign currencies.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the amount actual received.

(j) Swap agreements — Certain Funds may invest in swap contracts for the purpose of managing exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked-to-market daily using an independent pricing vendor and changes in value are recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the swap contract. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Funds’ custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedules of Portfolio Investments, and restricted cash, if any, is identified on the Statements of Assets and Liabilities. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap contracts. Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statements of Assets and Liabilities. These upfront payments are amortized over the life of the swap contract and are recognized as realized gain or loss in the Statements of Operations. Net periodic payments received or paid by the Fund check for extra space are recognized as a realized gain or loss in the Statements of Operations.

Credit Default Swaps

Certain Funds enter into credit default swap (“CDS”) contracts for investment purposes, to manage credit risk or to add leverage. CDS contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Funds may use a CDS contract to provide protection against defaults of the issuers (i.e., to reduce risk where the Funds have exposure to an issuer), or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Funds generally receive an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contract, the maximum potential amount of future payments (undiscounted) that a Fund could be required to make under a CDS contract would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, a Fund effectively adds leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

The Funds’ maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the swap contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Funds’ exposure to the counterparty). As the protection seller, the Funds’ maximum risk is the notional amount of the contract. CDS contracts are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Credit spreads utilized in determining the period end market value of CDS contracts on corporate or sovereign issues are disclosed on the Schedules of Portfolio Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS contracts on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

Entering into a CDS contract involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there are unfavorable changes in net interest rates.

Interest Rate Swaps

Certain Funds may enter into interest rate swap (“IRS”) contracts to manage exposure to interest rate risk. IRS contracts are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. IRS contracts are marked-to-market daily based on quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of IRS contracts include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams, and the possible inability of the counterparty to fulfill its obligations under the contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

The fair value of derivative instruments not accounted for as hedging instruments on the Statements of Assets and Liabilities and the effect of derivative instruments not accounted for as hedging instruments, on the Statements of Operations as of September 30, 2012, are presented in the table below:

	Credit Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Seix High Yield Fund
Asset Derivatives
Swap Agreements*	$112,500	$—	$—	$112,500

Total Value	$112,500	$—	$—	$112,500

Liability Derivatives
Swap Agreements*	$(371,331)	$—	$—	$(371,331)

Total Value	$(371,331)	$—	$—	$(371,331)

Realized Gain (Loss)#
Swap Agreements	$(133,360)	$—	$—	$(133,360)

Total Realized Gain (Loss)	$(133,360)	$—	$—	$(133,360)

Change in Appreciation (Depreciation)##
Swap Agreements	$29,410	$—	$—	$29,410

Total Change in Appreciation (Depreciation)	$29,410	$—	$—	$29,410

Number of Contracts, Notional Amounts or Shares†
Swap Agreements	$79,400,000	$—	$—	$79,400,000

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

	Credit Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short Term Bond Fund
Liability Derivatives
Futures Contracts^^	$—	$—	$(67,441)	$(67,441)

Total Value	$—	$—	$(67,441)	$(67,441)

Realized Gain (Loss)#
Futures Contracts	$—	$—	$(249,413)	$(249,413)

Total Realized Gain (Loss)	$—	$—	$(249,413)	$(249,413)

Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$(162,366)	$(162,366)

Total Change in Appreciation (Depreciation)	$—	$—	$(162,366)	$(162,366)

Number of Contracts, Notional Amounts or Shares†
Futures Contracts	—	—	75	75

Total Return Fund
Asset Derivatives
Forward Currency Contracts*	$—	$2,365,209	$—	$2,365,209
Swap Agreements*	330,492	—	—	330,492

Total Value	$330,492	$2,365,209	$—	$2,695,701

Liability Derivatives
Forward Currency Contracts^	$—	$(1,499,810)	$—	$(1,499,810)

Total Value	$—	$(1,499,810)	$—	$(1,499,810)

Realized Gain (Loss)#
Forward Currency Contracts	$—	$3,184,031	$—	$3,184,031
Swap Agreements	(1,903,052)	—	—	(1,903,052)

Total Realized Gain (Loss)	$(1,903,052)	$3,184,031	$—	$1,280,979

Change in Appreciation (Depreciation)##
Forward Currency Contracts	$—	$1,001,649	$—	$1,001,649
Swap Agreements	25,912	—	—	25,912

Total Change in Appreciation (Depreciation)	$25,912	$1,001,649	$—	$1,027,561

Number of Contracts, Notional Amounts or Shares†
Forward Currency Contracts	—	$235,976,996	—	$235,976,996

Swap Agreements	$55,753,750	—	—	$55,753,750

Ultra-Short Bond Fund
Liability Derivatives
Futures Contracts	$—	$—	$(14,110)	$(14,110)

Total Value	$—	$—	$(14,110)	$(14,110)

Realized Gain (Loss)#
Futures Contracts	$—	$—	$(48,841)	$(48,841)

Total Realized Gain (Loss)	$—	$—	$(48,841)	$(48,841)

Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$(14,110)	$(14,110)

Total Change in Appreciation (Depreciation)	$—	$—	$(14,110)	$(14,110)

Number of Contracts, Notional Amounts or Shares†
Futures Contracts	—	—	42	42

U.S. Government Securities Ultra-Short Bond Fund
Realized Gain (Loss)#
Futures Contracts	$—	—	(2,635,573)	$(2,635,573)

Total Realized Gain (Loss)	$—	—	(2,635,573)	$(2,635,573)

Number of Contracts, Notional Amounts or Shares†
Futures Contracts	—	—	561	561

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts, or open swap agreements, at value, as applicable.

^	Statements of Assets and Liabilities location: Payables for: open forward foreign currency contracts, or open swap agreements, at value, as applicable.

^^	Cumulative appreciation (depreciation) on futures contracts is reported for “Futures Contracts”. The outstanding variation margin, if any, is reported within the Statements of Assets and Liabilities.

#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, swap agreements, or foreign currency transactions, as applicable.

##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, swap agreements, or translation of assets and liabilities in foreign currencies, as applicable.

†	Amount(s) disclosed represent the average number of contracts for futures contracts, notional amounts for forward currency contracts and swap agreements, which are indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended September 30, 2012.

(k) Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of a Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of a Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 100% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.

The cash collateral received is aggregated in a joint account by the Funds, providing RidgeWorth Investments a pool of cash to invest in short-term instruments that have a remaining maturity of 397 days or less. The Funds are joint participants with other affiliated Funds of the Trust that are not presented in this report. At September 30, 2012, the cash collateral received by the Funds was pooled and invested in the following securities. Each of the Funds participating in securities lending at September 30, 2012 owned a pro-rata portion of the assets and liabilities listed below:

	Shares	Value
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01%	100,023,349	$100,023,349
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.05%	455,489,292	455,489,292

Total Investments (Cost $555,512,641)		555,512,641
Amount due to Lending Agent		(108,023)

Net Investment Value		$555,404,618

The following Funds paid securities lending fees to the lending agent during the period ended September 30, 2012, which have been netted against Income from Securities Lending on the Statements of Operations. These fees are presented below:

Fund	Fee
Core Bond Fund	$86
High Income Fund	25,639
Intermediate Bond Fund	2,980
Seix High Yield Fund	52,629
Total Return Bond Fund	987

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

(l) When-Issued Securities and Forward Commitments — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date at a fixed price. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s net asset value if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities or engage in other appropriate measures to “cover” its obligation. When-issued securities and the segregated liquid assets associated with such investments are presented within the Funds’ Schedules of Portfolio Investments.

(m) Bank Loans — Certain Funds may invest in first and second lien senior floating-rate loans (“bank loans”). These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. Therefore, a Fund must have funds sufficient to cover its contractual obligation. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. These unfunded loan commitments are marked-to-market by an independent pricing vendor daily. At September 30, 2012, Seix Floating Rate High Income Fund had unfunded loan commitments.

(n) Restricted Securities — Certain Funds’ investments are restricted as to resale. As of September 30, 2012, all of these restricted securities have been deemed liquid by the Funds’ Investment Adviser based upon procedures approved by the Board unless stated otherwise in the Funds’ Schedules of Portfolio Investments.

(o) Credit and Market Risk — Certain Funds’ investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(p) Foreign Investment Risks — Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(q) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments — Certain Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.

(r) Other Risks — Certain Funds may invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities. A Fund’s concentration of investments in securities of issuers located in a specific

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

region or state, subjects that Fund to the economic and government policies of the region or state, and may increase risk versus that of a fund whose investments are more diversified. Please refer to each Fund’s prospectus for additional risks that may be associated with the Funds.

(s) Federal and Other Taxes — It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2012, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. As of September 30, 2012, open tax years include the tax years of March 31, 2009 through 2012.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(t) Reclassification — GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

3.	Investment Adviser and Other Service Providers

Investment Adviser — RidgeWorth Investments (“Investment Adviser”), a partially-owned subsidiary of SunTrust Banks, Inc. (“SunTrust”), serves as the investment adviser to the Funds. The Trust and the Investment Adviser have entered into an investment advisory agreement (“Advisory Agreement”). The Investment Adviser is a money —management holding company with multiple style-focused investment boutiques (“Subadvisers”). The subadvisers for each of the Funds are as follows: Seix Investment Advisors LLC (“Seix”) serves as the Subadviser for the Core Bond Fund, Corporate Bond Fund, High Income Fund, Intermediate Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Total Return Bond Fund and U.S. Government Securities Fund; and StableRiver Capital Management LLC (“StableRiver”) serves as the Subadviser for the Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, North Carolina Tax-Exempt Bond Fund, Short-Term Bond Fund, Short-Term Municipal Bond Fund, Short-Term U.S. Treasury Securities Fund, Ultra-Short Bond Fund, U.S. Government Securities Ultra-Short Bond Fund, and Virginia Intermediate Municipal Bond Fund. Seix and StableRiver are each wholly-owned subsidiaries of the Investment Adviser. The Investment Adviser pays the Subadvisers out of the fees it receives from the Funds.

Under the terms of the Advisory Agreement, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Effective August 1, 2012, the Investment Advisory fees changed as described in the table below. Breakpoints are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on average daily net assets of each Fund up to $500 million. A discount of 5% applies on the next $500 million, and a discount of 10% applies on amounts over $1 billion. Fee rates for the year ended September 30, 2012 were as follows:

Fund	Maximum Annual Advisory Fee prior to August 1, 2012	Maximum Advisory Fee as of August 1, 2012	Discounted Annual Advisory Fee*	Advisory Fees Waived/Expense Reimbursed*	Net Annual Fees Paid*
Core Bond Fund	0.25%	0.25%	0.25%	—%	0.25%
Corporate Bond Fund	0.40	0.40	0.40	—	0.40
Georgia Tax-Exempt Bond Fund	0.55	0.50	0.53	—	0.54
High Grade Municipal Bond Fund	0.55	0.50	0.53	(0.02)	0.51
High Income Fund	0.60	0.55	0.57	(0.01)	0.57
Intermediate Bond Fund	0.25	0.25	0.24	—	0.24

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Fund	Maximum Annual Advisory Fee prior to August 1, 2012	Maximum Advisory Fee as of August 1, 2012	Discounted Annual Advisory Fee*	Advisory Fees Waived/Expense Reimbursed*	Net Annual Fees Paid*
Investment Grade Tax-Exempt Bond Fund	0.50%	0.50%	0.49%	—%	0.49%
Limited Duration Fund	0.10	0.10	0.10	—	0.10
Limited-Term Federal Mortgage Securities Fund	0.50	0.50	0.50	(0.12)	0.38
North Carolina Tax-Exempt Bond Fund	0.55	0.50	0.53	—	0.53
Seix Floating Rate High Income Fund	0.45	0.45	0.41	(0.01)	0.41
Seix High Yield Fund	0.45	0.45	0.42	—	0.42
Short-Term Bond Fund	0.40	0.40	0.40	—	0.40
Short-Term Municipal Bond Fund	0.55	0.35	0.36	(0.19)	0.17
Short-Term U.S. Treasury Securities Fund	0.40	0.35	0.38	(0.26)	0.13
Total Return Bond Fund	0.25	0.25	0.24	—	0.24
Ultra-Short Bond Fund	0.22	0.22	0.22	—	0.22
U.S. Government Securities Fund	0.50	0.50	0.50	(0.02)	0.48
U.S. Government Securities Ultra-Short Bond Fund	0.20	0.20	0.19	—	0.19
Virginia Intermediate Municipal Bond Fund	0.55	0.50	0.53	—	0.53

*	Aggregate annual fees paid to the Investment Adviser, who pays the applicable Subadviser a portion of the fees for its services to the Funds.

Amounts designated as “—” are 0%.

The Investment Adviser and the applicable Subadviser have contractually agreed, until at least August 1, 2013, to waive fees and/or reimburse expenses for each of the following Funds to the extent necessary to maintain each Fund’s Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and indirect expenses attributable to the Fund’s investment in other funds), expressed as a percentage of average daily net assets, as noted below:

	Contractual Expense Limitations
Fund	I Shares	A Shares	C Shares	R Shares
Core Bond Fund	0.45%	0.72%	—%	1.05%
Corporate Bond Fund	0.62	0.93	1.60	—
Georgia Tax-Exempt Bond	0.65	0.80	—	—
High Grade Municipal Bond	0.65	0.80	—	—
High Income	0.76	1.06	—	1.46
Intermediate Bond Fund	0.44	0.70	—	1.20
Investment Grade Tax-Exempt Bond	0.65	0.80	—	—
Limited Duration	0.32	—	—	—
Limited-Term Federal Mortgage Securities	0.66	0.86	1.66	—
North Carolina Tax-Exempt Bond	0.65	0.80	—	—
Seix Floating Rate High Income	0.62	0.95	1.61	—
Seix High Yield	0.61	0.87	1.30	—
Short-Term Bond	0.58	0.77	—	1.57
Short-Term Municipal Bond	0.55	0.70	—	—
Short-Term U.S. Treasury Securities	0.55	0.73	1.55	—
Total Return Bond	0.43	0.68	—	0.99
Ultra-Short Bond	0.42	—	—	—
U.S. Government Securities	0.72	0.95	1.70	—
U.S. Government Securities Ultra-Short Bond	0.43	—	—	—
Virginia Intermediate Municipal Bond	0.65	0.80	—	—

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Under the Expense Limitation Agreement, the Investment Adviser may retain the difference between the contractual expense limitation identified above and the actual total expenses to recapture any of its prior contractual waivers or reimbursements at a date not to exceed three years from the date of such waivers or reimbursements. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed the contractual expense limitation in place at that time. During the period ended September 30, 2012, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of September 30, 2012, the cumulative potential recoupments recoverable pursuant to this agreement are as follows:

	Expires
Fund	2014	2015	2016
Corporate Bond Fund	$—	$—	$1
High Grade Municipal Bond Fund	32,038	11,057	6,534
High Income Fund	—	—	20,626
Intermediate Bond Fund	—	—	580
Investment Grade Tax-Exempt Bond Fund	—	—	4,185
Limited-Term Federal Mortgage Securities Fund	—	26,833	20,426
Seix Floating Rate High Income Fund	—	—	104,073
Short-Term Bond Fund	—	—	1
Short-Term Municipal Bond Fund	—	22,692	9,935
Short-Term U.S. Treasury Securities Fund	18,813	44,910	22,653
Total Return Bond Fund	—	—	2,584
U.S. Government Securities Fund	—	—	5,426

Amounts designated as “—” are $0.

During the period ended September 30, 2012, the Investment Adviser also voluntarily waived fees in certain Funds in order to maintain a more competitive expense ratio for shareholders. These voluntary waivers are not available to be recouped by the Investment Adviser in subsequent years.

The Investment Adviser has voluntarily undertaken to reduce and/or subsidize certain expenses of the Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund and U.S. Government Securities Fund to the extent necessary to maintain a minimum annualized yield of 0.00% for each of the Fund’s share classes. This voluntary expense reduction and/or expense subsidy may be modified or discontinued at any time without prior notice. There can be no assurance that this fee reduction will be sufficient to avoid any loss. During the period ended September 30, 2012, the Short-Term U.S. Treasury Securities Fund and the U.S. Government Securities Fund had voluntary reimbursements in the amount of $5,279 and $4,482, respectively.

Fund Accounting, Custody, Administration, and Transfer Agency — State Street Bank and Trust Company (“State Street Bank”) serves as the fund accounting agent and custodian for the Trust pursuant to a Master Custodian Agreement. The custodian is responsible for the safekeeping of the assets of the Funds and the fund accounting agent is responsible for calculating the Funds’ net asset values. State Street Bank is paid on the basis of net assets and transaction costs of the Funds. State Street Bank also serves as the Administrator for the Trust pursuant to an Administration Agreement. State Street Bank is paid on the basis of net assets of the RidgeWorth investment company complex and fees are allocated among the series of the Trust, on the basis of relative net assets.

Boston Financial Data Services, Inc. serves as the transfer agent to the Trust pursuant to a Transfer Agency and Service Agreement.

Custodian Credits — The Funds have an agreement with their custodian under which custody fees may be reduced by balance credits. These credits, if any, are shown as a reduction of total expenses on the Statements of Operations.

Distribution — The Trust and RidgeWorth Distributors LLC (the “Distributor”) are parties to a Distribution Agreement.

In addition, with respect to the A Shares, C Shares and R Shares, the Distributor receives amounts, pursuant to a Distribution and Services Plan, based upon average daily net assets of each respective class, which are computed

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

daily and paid monthly. For the period ended September 30, 2012, the Distributor did not retain any of the front end sales charges assessed on the sale of Class A Shares. For the period ended September 30, 2012, the Distributor did not retain any commissions from contingent deferred sales charges assessed on redemptions of Class C Shares. These fees, expressed as a percentage of average daily net assets, for the period ended September 30, 2012, were as follows:

Fund	A Share Distribution and Service Fee	C Share Distribution and Service Fee		R Share Distribution and Service Fee
Core Bond Fund	0.30%	N/A	%	0.50%
Corporate Bond Fund	0.30	1.00		N/A
Georgia Tax-Exempt Bond Fund	0.15	N/A		N/A
High Grade Municipal Bond Fund	0.15	N/A		N/A
High Income Fund	0.30	N/A		0.50
Intermediate Bond Fund	0.25	N/A		0.50
Investment Grade Tax-Exempt Bond Fund	0.30	N/A		N/A
Limited-Term Federal Mortgage Securities Fund	0.20	1.00		N/A
North Carolina Tax-Exempt Bond Fund	0.15	N/A		N/A
Seix Floating Rate High Income Fund	0.30	1.00		N/A
Seix High Yield Fund	0.25	N/A		0.50
Short-Term Bond Fund	0.20	1.00		N/A
Short-Term Municipal Bond Fund	0.15	N/A		N/A
Short-Term U.S. Treasury Securities Fund	0.18	1.00		N/A
Total Return Bond Fund	0.25	N/A		0.50
U.S. Government Securities Fund	0.30	1.00		N/A
Virginia Intermediate Municipal Bond Fund	0.15	N/A		N/A

Shareholder Servicing Plans — The Core Bond Fund, High Income Fund, Intermediate Bond Fund, Seix High Yield Fund, and Total Return Bond Fund have adopted a Shareholder Servicing Plan (the “Plan”) for the R Shares. Each Fund pays specified benefit plans or other financial service firms for shareholder support services they provide, at a rate of up to 0.25% of the average daily net assets of R Shares. In addition, the Funds have adopted the Plan for the I Shares and A Shares. Each of these Funds (or class thereof, as the case may be) may pay to financial institutions that provide certain services to the Funds a shareholder and/or administration services fee under the Plan. The services under each of these Plans may include, among others, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records. The Funds may pay a fee under the Plan up to an annual rate of average daily net assets of a Fund’s I Shares or A Shares as follows:

Fund	Maximum Shareholder Servicing Fee for I Shares and A Shares Prior to August 1, 2012	Maximum Shareholder Servicing Fee for I Shares and A Shares Effective August 1, 2012
Core Bond Fund	0.15%	0.20%
Corporate Bond Fund	0.15	0.20
Georgia Tax-Exempt Bond Fund	N/A	0.20
High Grade Municipal Bond Fund	N/A	0.20
High Income Fund	N/A	0.20
Intermediate Bond Fund	0.15	0.20
Investment Grade Tax-Exempt Bond Fund	0.15	0.20
Limited Duration Fund	0.15	0.20
Limited-Term Federal Mortgage Securities Fund	0.15	0.20
North Carolina Tax-Exempt Bond Fund	N/A	0.20
Seix Floating Rate High Income Fund	0.15	0.20

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Fund	Maximum Shareholder Servicing Fee for I Shares and A Shares Prior to August 1, 2012	Maximum Shareholder Servicing Fee for I Shares and A Shares Effective August 1, 2012
Seix High Yield Fund	0.15%	0.20%
Short-Term Bond Fund	0.15	0.20
Short-Term Municipal Bond Fund	0.15	0.20
Short-Term U.S. Treasury Securities Fund	0.15	0.20
Total Return Bond Fund	0.15	0.20
Ultra-Short Bond Fund	0.15	0.20
U.S. Government Securities Fund	0.15	0.20
U.S. Government Securities Ultra-Short Bond Fund	0.15	0.20
Virginia Intermediate Municipal Bond Fund	N/A	0.20

Other Fees — The Investment Adviser provides compliance and certain administrative services to the Trust to ensure compliance with applicable laws and regulations. For the period ended September 30, 2012, the Investment Adviser was paid $725,513 for these services. Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provided Chief Compliance Officer Support Services until May 31, 2012. FCS continues to provide an Anti-Money Laundering Officer/Identity Theft Prevention Officer (“AML Officer”) to the Trust. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provided a Principal Financial Officer (“PFO”) and Treasurer to the Trust until August 30, 2012. Fees paid to FCS and FMS pursuant to these agreements are reflected on the Statements of Operations as a component of the caption “Other Fees”.

Neither FCS nor FMS, nor any of their officers or employees who serve as an officer of the Trust, has any role in determining the Funds’ investment policies or which securities are to be purchased or sold by the Trust or its Funds. Certain officers or employees of FCS and FMS are also officers of the Trust.

Certain officers of the Trust are also officers or employees of the Investment Adviser, FCS, FMS, and/or the Administrator. Such officers receive no fees from the trust for serving as officers of the Trust.

Each of the Trustees receives an annual retainer and an additional fee for each meeting attended, plus reimbursement for certain expenses incurred. Trustees receive an additional fee for attendance at committee meetings. Information on the aggregate remuneration paid to the Trustees can be found on the Statements of Operations.

4.	Management Ownership

At September 30, 2012, 58.66% of the outstanding shares of Short-Term Municipal Bond Fund was held by the Investment Adviser.

5.	Investment Transactions

The cost of security purchases and the proceeds from sales and maturities of securities, excluding securities maturing less than one year from acquisition and U.S. government securities, for the year ended September 30, 2012, were as follows:

Fund	Purchases	Sales and Maturities
Core Bond Fund	$35,054,099	$31,909,902
Corporate Bond Fund	31,166,843	24,085,778
Georgia Tax-Exempt Bond Fund	25,995,286	27,670,735
High Grade Municipal Bond Fund	44,595,997	36,480,153
High Income Fund	571,489,305	418,383,101
Intermediate Bond Fund	77,216,622	125,808,575
Investment Grade Tax-Exempt Bond Fund	891,283,837	807,474,127
Limited Duration Fund	799,120	3,776,280
Limited-Term Federal Mortgage Securities Fund	361,762	390,971

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Fund	Purchases	Sales and Maturities
North Carolina Tax-Exempt Bond Fund	$19,747,624	$14,919,305
Seix Floating Rate High Income Fund	1,626,667,498	1,058,669,240
Seix High Yield Fund	859,298,872	890,499,543
Short-Term Bond Fund	39,322,393	59,380,014
Short-Term Municipal Bond Fund	10,099,645	10,604,567
Total Return Bond Fund	186,357,226	158,868,330
Ultra-Short Bond Fund	30,376,124	22,185,144
U.S. Government Securities Ultra-Short Bond Fund	64,015,721	54,927,674
Virginia Intermediate Municipal Bond Fund	28,810,902	28,323,597

The cost of security purchases and proceeds from sales and maturities of U.S. government securities, excluding short-term investments, for the year end September 30, 2012, were as follows:

Fund	Purchases	Sales and Maturities
Core Bond Fund	$284,182,105	$253,454,607
Intermediate Bond Fund	661,159,665	613,481,203
Limited Duration Fund	—	2,167,625
Limited-Term Federal Mortgage Securities Fund	18,619,471	33,043,581
Short-Term Bond Fund	103,071,296	121,307,504
Short-Term U.S. Treasury Securities Fund	1,558,621	4,031,215
Total Return Bond Fund	796,407,778	634,007,676
Ultra-Short Bond Fund	49,795,810	28,239,336
U.S. Government Securities Fund	15,092,521	17,254,572
U.S. Government Securities Ultra-Short Bond Fund	2,074,028,134	1,621,173,707

6.	Federal Income Tax Information

The following information is presented on an income tax basis and takes into consideration differences between amounts for financial statement and income tax purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., foreign currency transactions and return of capital on securities) such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification.

The cost of investments and aggregate gross unrealized appreciation and depreciation for securities held by the Funds at September 30, 2012 were as follows:

Fund	Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$532,345,543	$19,067,055	$(30,115)	$19,036,940
Corporate Bond Fund	83,318,477	6,013,945	(77,357)	5,936,588
Georgia Tax-Exempt Bond Fund	146,877,470	13,014,342	(24,449)	12,989,893
High Grade Municipal Bond Fund	54,338,719	5,387,845	—	5,387,845
High Income Fund	957,914,244	34,749,479	(17,394,050)	17,355,429
Intermediate Bond Fund	1,183,136,073	39,598,820	—	39,598,820
Investment Grade Tax-Exempt Bond Fund	1,033,296,634	61,742,164	(232)	61,741,932
Limited Duration Fund	10,374,801	72,405	—	72,405
Limited-Term Federal Mortgage Securities Fund	25,205,630	807,202	(6,687)	800,515
North Carolina Tax-Exempt Bond Fund	50,326,521	4,080,749	(8,725)	4,072,024
Seix Floating Rate High Income Fund	4,491,614,372	58,479,330	(27,571,082)	30,908,248

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Fund	Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Seix High Yield Fund	$2,248,356,392	$124,075,589	$(16,339,507)	$107,736,082
Short-Term Bond Fund	286,600,661	5,695,261	(6,047)	5,689,214
Short-Term Municipal Bond Fund	10,541,773	149,538	(100)	149,438
Short-Term U.S. Treasury Securities Fund	16,150,352	172,287	—	172,287
Total Return Bond Fund	1,269,089,704	48,620,865	(174,177)	48,446,688
Ultra-Short Bond Fund	153,961,762	1,090,132	(93,286)	996,846
U.S. Government Securities Fund	42,718,660	1,274,852	(80)	1,274,772
U.S. Government Securities Ultra-Short Bond Fund	2,366,543,017	35,952,019	(999,930)	34,952,089
Virginia Intermediate Municipal Bond Fund	152,359,511	13,086,656	(22,589)	13,064,067

Amounts designated as “—” are $0.

The tax character of distributions paid to shareholders during the year ended March 31, 2012 was as follows:

	Distributions paid from
Fund	Net Investment Income*	Net Long Term Capital Gains	Tax-Exempt Distributions**	Return of Capital	Total Distributions Paid
Core Bond Fund	$19,610,420	$9,028,880	$—	$—	$28,639,300
Corporate Bond Fund	2,928,703	5,151,522	—	—	8,080,225
Georgia Tax-Exempt Bond Fund	233	—	5,460,125	—	5,460,358
High Grade Municipal Bond Fund	45,667	83,915	1,642,472	—	1,772,054
High Income Fund	44,656,035	1,105,381	—	—	45,761,416
Intermediate Bond Fund	42,998,138	20,555,766	—	—	63,553,904
Investment Grade Tax-Exempt Bond Fund	1,439,202	5,529,959	21,724,985	—	28,694,146
Limited Duration Fund	112,879	—	—	—	112,879
Limited-Term Federal Mortgage Securities Fund	877,549	—	—	—	877,549
North Carolina Tax-Exempt Bond Fund	3,417	—	1,656,977	—	1,660,394
Seix Floating Rate High Income Fund	191,455,418	—	—	—	191,455,418
Seix High Yield Fund	135,627,746	—	—	—	135,627,746
Short-Term Bond Fund	6,874,827	—	—	—	6,874,827
Short-Term Municipal Bond Fund	29,571	276,015	582,884	—	888,470
Short-Term U.S. Treasury Securities Fund	172,092	249,541	—	—	421,633
Total Return Bond Fund	37,241,446	9,757,510	—	—	46,998,956
Ultra-Short Bond Fund	1,418,011	—	—	—	1,418,011
U.S. Government Securities Fund	2,267,898	1,470,816	—	—	3,738,714
U.S. Government Securities Ultra-Short Bond Fund	18,399,183	—	—	—	18,399,183
Virginia Intermediate Municipal Bond Fund	160,219	1,542,755	5,228,453	—	6,931,427

*	Net investment income includes taxable market discount income and net short-term capital gains, if any.

**	The Funds hereby designate these amounts as Exempt Interest Dividends.

Amounts designated as “—” are $0.

As of March 31, 2012, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

	Undistributed			Net Unrealized Appreciation (Depreciation)*	Loss Carryforwards and Deferrals	Total
Fund	Tax Exempt Income	Ordinary Income	Long Term Capital Gains
Core Bond Fund	$—	$2,794,123	$132,124	$9,343,973	$—	$12,270,220
Corporate Bond Fund	—	438,382	148,719	4,387,533	—	4,974,634
Georgia Tax-Exempt Bond Fund	622,710	—	—	10,071,886	(6,300,027)	4,394,569

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

	Undistributed			Net Unrealized Appreciation (Depreciation)*	Loss Carryforwards and Deferrals	Total
Fund	Tax Exempt Income	Ordinary Income	Long Term Capital Gains
High Grade Municipal Bond Fund	$116,062	$843,507	$87,877	$4,038,905	$—	$5,086,351
High Income Fund	—	3,368,385	—	(1,763,430)	(2,427,544)	(822,589)
Intermediate Bond Fund	—	6,861,806	1,777,685	38,447,928	—	47,087,419
Investment Grade Tax-Exempt Bond Fund	1,370,860	15,115,536	1,640,398	45,961,601	—	64,088,395
Limited Duration Fund	—	4,188	—	22,681	(1,512,121)	(1,485,252)
Limited-Term Federal Mortgage Securities Fund	—	13,029	—	1,017,539	(15,523,834)	(14,493,266)
North Carolina Tax-Exempt Bond Fund	63,646	—	—	3,112,527	(789,078)	2,387,095
Seix Floating Rate High Income Fund	—	15,061,959	—	(12,458,136)	(78,319,783)	(75,715,960)
Seix High Yield Fund	—	12,032,603	—	52,657,387	(25,279,623)	39,410,367
Short-Term Bond Fund	—	444,469	—	4,881,194	(6,421,441)	(1,095,778)
Short-Term Municipal Bond Fund	—	59,281	466,631	445,973	—	971,885
Short-Term U.S. Treasury Securities Fund	—	6,488	16,324	196,966	—	219,778
Total Return Bond Fund	—	10,009,510	1,243,272	27,315,104	—	38,567,886
Ultra-Short Bond Fund	—	109,213	—	592,015	(3,825,077)	(3,123,849)
U.S. Government Securities Fund	—	1,098,919	73,389	867,647	—	2,039,955
U.S. Government Securities Ultra-Short Bond Fund	—	1,422,302	—	27,219,979	(17,126,046)	11,516,235
Virginia Intermediate Municipal Bond Fund	418,433	122,790	608,549	11,936,064	—	13,085,836

*	The differences between book-basis and tax basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales, straddle deferrals, futures contract mark to market, dividends payable, bank loan adjustments, forward contracts mark to market 988(a)(1)(b), and mark to market on credit default swaps.

Amounts designated as “—” are $0.

The Funds utilize the provisions of the federal income tax laws that provide for the carryforward of capital losses from prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in taxable years beginning after December 22, 2010 (“post-enactment”), may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment”). The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2012, the post-enactment accumulated short-term and long-term capital loss carryforwards were as follows:

Fund	Short Term	Long Term	Total
Georgia Tax-Exempt Bond Fund	$1,696,406	$854,322	$2,550,728
Seix Floating Rate High Income Fund	19,200,215	—	19,200,215
U.S. Government Securities Ultra-Short Bond Fund	4,283,231	—	4,283,231

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

As of March 31, 2012, the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

	Expires
Fund	2013	2014	2015	2016	2017	2018	2019	Total
Georgia Tax-Exempt Bond Fund	$—	$—	$—	$91,135	$2,203,117	$1,455,047	$—	$3,749,299
Limited Duration Fund	—	—	—	—	410,256	1,101,865	—	1,512,121
Limited-Term Federal Mortgage Securities Fund	3,272,116	5,208,560	4,062,767	2,980,391	—	—	—	15,523,834
North Carolina Tax-Exempt Bond Fund	—	—	—	176,247	612,831	—	—	789,078
Seix Floating Rate High Income Fund	—	—	—	24,483,266	28,987,345	—	—	53,470,611
Seix High Yield Fund	—	—	—	—	—	13,691,622	—	13,691,622
Short-Term Bond Fund	—	—	972,747	—	887,687	4,561,007	—	6,421,441
Ultra-Short Bond Fund	548,433	572,772	667,058	—	202,726	1,362,740	451,224	3,804,953
U.S. Government Securities Ultra-Short Bond Fund	393,173	272,349	150,450	—	—	699,858	10,094,590	11,610,420

Amounts designated as “—” are $0.

Capital loss carryforwards may be applied to offset future realized capital gains and may thus reduce future capital gain distributions.

During the year ended March 31, 2012, the following Funds utilized capital loss carryforwards as follows:

Fund	Amount
High Grade Municipal Bond Fund	$986,670
Limited Duration Fund	46,244
Limited-Term Federal Mortgage Securities Fund	1,115,426
North Carolina Tax-Exempt Bond Fund	87,605
Seix High Yield Fund	28,378,257
Short-Term Bond Fund	501,916
Ultra-Short Bond Fund	33,797

During the year ended March 31, 2012, the following Funds had capital loss carryforwards that expired in fiscal 2012 as follows:

Fund	Amount
Limited-Term Federal Mortgage Securities Fund	$604,086
Ultra-Short Bond Fund	460,663
U.S. Government Securities Ultra-Short Bond Fund	296,564

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. During the year ended March 31, 2012, the following Funds had net capital losses:

Fund	Amount
High Income Fund	$2,427,544
Seix Floating Rate High Income Fund	5,648,957
Seix High Yield Fund	11,588,001
Ultra-Short Bond Fund	20,124
U.S. Government Securities Ultra-Short-Bond Fund	1,232,395

NOTES TO FINANCIAL STATEMENTS  (concluded)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and March 31 and late year ordinary losses (i) ordinary losses between January 1 and March 31, and (ii) specified ordinary and currency losses between November 1 and March 31 as occurring on the first day of the following tax year. For the year ended March 31, 2012, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until April 1, 2012.

7.	Accounting Pronouncements

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Funds’ financial statement disclosures.

8.	Subsequent Events

Management has evaluated subsequent events through the date these financial statements were issued for purposes of recognition or disclosure in the financial statements. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the address of each Trustee and officer is c/o RidgeWorth Investments®, 3333 Piedmont Road, Suite 1500, Atlanta, Georgia 30305.

Name and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the RidgeWorth Complex Overseen by Trustees	Other Directorships Held By Trustee During the Past 5 Years
Tim E. Bentsen Age: 58	Trustee	Indefinite; since 2012	Retired. Audit Partner and Account Executive (1993-2012); Lead Area Managing Partner (2005-2009); Office Managing Partner (2003-2009), KPMG LLP.	34	None
Jeffrey M. Biggar Age: 62	Trustee	Indefinite; since 2007	Managing Director, Little Mountain Group, LLC (an independent Registered Investment Advisor consulting firm) (since 2011); Chief Operating Officer, Cedar Brook Financial Partners LLC (2008-2010); Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2000-2006).	34	Multi-Manager Master Portfolios LLC (3 portfolios)
George C. Guynn Age: 69	Trustee	Indefinite; since 2008	Retired. President (1996-2006) and Chief Executive Officer (1995-2006) Federal Reserve Bank of Atlanta.	34	Genuine Parts Company; Oxford Industries; John Wieland Homes and Neighborhoods Inc.; Acuity Brands Inc.; Multi-Manager Master Portfolios LLC (3 portfolios)
Sidney E. Harris Age: 63	Trustee	Indefinite; since 2004	Professor (since 1997), Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University.	34	Total System Services, Inc.; Multi-Manager Master Portfolios LLC (3 portfolios)
Warren Y. Jobe Age: 71	Trustee	Indefinite; since 2004	Retired. Executive Vice President and Chief Financial Officer, Georgia Power Company (1982-1998) and Senior Vice President, Southern Company (1998-2001).	34	WellPoint, Inc; UniSource Energy Corp.
Connie D. McDaniel Age: 54	Trustee	Indefinite; since 2005	Vice President, Chief of Internal Audit, Corporate Audit Department (since 2009); Vice President Global Finance Transformation (2007-2009); Vice President and Controller (1999-2007), The Coca-Cola Company.	34	None

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS  (concluded)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
TRUST OFFICERS
Julia R. Short Age: 39	President and Chief Executive Officer	One year; since 2007	Managing Director, Product Manager, RidgeWorth Investments (since 2004).
Joseph M. O’Donnell Age: 57	Executive Vice President and Chief Compliance Officer	One year; since April 2011	Managing Director of Fund Compliance, RidgeWorth Investments (since 2011); Chief Compliance Officer of the ING Funds (2004-2011); Executive Vice President of the ING Funds (2004-2011); Chief Compliance Officer of ING Investments, LLC (2006-2008 and October 2009-2011); and Investment Advisor Chief Compliance Officer, Directed Services LLC (2006-2008 and 2009- 2011). Formerly, Investment Advisor Chief Compliance Officer, ING Life Insurance and Annuity Company (2006).
Denise R. Lewis Age: 49	Treasurer and Chief Financial Officer	One year; since August 2012	Director of Fund Administration, RidgeWorth Investments (since 2012); Vice President of Fund Analysis and Reporting, ING Investments Management, LLC (2006-2012); Senior Vice President of Fund Administration and Accounting, UMB Fund Services, Inc. (2003-2006).
Benjamin H. Lowe Age: 34	Assistant Treasurer	One year; since March 2012	Director of Fund Administration, RidgeWorth Investments (since 2011); Fund Controller, ALPS Fund Services, Inc. (2005-2011).
James Bacik State Street Bank and Trust Co. 4 Copley Place, 5th Fl. Boston, MA 02116 Age: 37	Assistant Treasurer	One year; since 2010	Assistant Vice President, State Street Bank and Trust Company (since 2001).[1]
James M. Atwood Foreside Compliance Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Age: 47	Anti-Money Laundering Officer and Identity Theft Prevention Officer	One year; since 2010	Compliance Analyst, Foreside Compliance Services, LLC (since 2007); personal sabbatical (2004-2007); Attorney, Pierce Atwood (law firm) (2001-2004).
Francine S. Hayes State Street Bank and Trust Company Mailstop CPH 0326 4 Copley Place Boston, MA 02116 Age: 44	Secretary and Chief Legal Officer	One year; since August 2012	Vice President and Managing Counsel, State Street Bank and Trust Company (since1995).[1]
Odeh Stevens[2] State Street Bank and Trust Company Mailstop JHT 1732 200 Clarendon Street Boston, MA 02116 Age: 43	Assistant Secretary	One year; since 2010	Vice President and Counsel, State Street Bank and Trust Company (since 2005).
[1]	During the period indicated the Officer has held various positions at State Street Bank and Trust Company and has provided his or her current title.
[2]	Resigned as an officer of the Trust effective October 12, 2012.

ADDITIONAL INFORMATION

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Expense Examples

As a shareholder of the RidgeWorth Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, 12b-1 distribution and/or service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the RidgeWorth Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 through September 30, 2012.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Class	Beginning Account Value 4/01/12	Ending Account Value 9/30/12	Expenses Paid During Period* 4/01/12-9/30/12	Expense Ratio During Period** 4/01/12-9/30/12
Core Bond Fund	I Shares	$1,000.00	$1,035.50	$1.89	0.37%
	A Shares	1,000.00	1,033.90	3.47	0.68
	R Shares	1,000.00	1,033.90	4.28	0.84
Corporate Bond Fund	I Shares	1,000.00	1,060.70	3.05	0.59
	A Shares	1,000.00	1,059.10	4.39	0.85
	C Shares	1,000.00	1,055.70	8.04	1.56
Georgia Tax-Exempt Bond Fund	I Shares	1,000.00	1,045.70	3.08	0.60
	A Shares	1,000.00	1,044.80	3.84	0.75
High Grade Municipal Bond Fund	I Shares	1,000.00	1,054.00	3.35	0.65
	A Shares	1,000.00	1,052.40	4.06	0.79
High Income Fund	I Shares	1,000.00	1,055.10	3.66	0.71
	A Shares	1,000.00	1,053.60	5.05	0.98
	R Shares	1,000.00	1,053.90	6.28	1.22
Intermediate Bond Fund	I Shares	1,000.00	1,028.20	1.78	0.35
	A Shares	1,000.00	1,025.80	3.15	0.62
	R Shares	1,000.00	1,025.00	4.82	0.95
Investment Grade Tax-Exempt Bond Fund	I Shares	1,000.00	1,038.60	3.12	0.61
	A Shares	1,000.00	1,038.20	4.29	0.84
Limited Duration Fund	I Shares	1,000.00	1,008.30	1.46	0.29
Limited-Term Federal Mortgage Securities Fund	I Shares	1,000.00	1,023.30	3.35	0.66
	A Shares	1,000.00	1,022.30	4.36	0.86
	C Shares	1,000.00	1,018.20	8.40	1.66
North Carolina Tax-Exempt Bond Fund	I Shares	1,000.00	1,046.00	3.18	0.62
	A Shares	1,000.00	1,044.30	3.95	0.77
Seix Floating Rate High Income Fund	I Shares	1,000.00	1,037.00	3.11	0.61
	A Shares	1,000.00	1,035.70	4.34	0.85
	C Shares	1,000.00	1,032.30	7.69	1.51
Seix High Yield Fund	I Shares	1,000.00	1,058.60	2.79	0.54
	A Shares	1,000.00	1,058.00	3.92	0.76
	R Shares	1,000.00	1,057.20	5.26	1.02
Short-Term Bond Fund	I Shares	1,000.00	1,012.80	2.42	0.48
	A Shares	1,000.00	1,011.20	3.98	0.79
	C Shares	1,000.00	1,007.70	7.40	1.47
Short-Term Municipal Bond Fund	I Shares	1,000.00	1,022.10	3.14	0.62
	A Shares	1,000.00	1,021.30	3.85	0.76
Short-Term U.S. Treasury Securities Fund	I Shares	1,000.00	1,002.80	2.76	0.55
	A Shares	1,000.00	1,001.90	3.66	0.73
	C Shares	1,000.00	1,000.10	5.42	1.08
Total Return Bond Fund	I Shares	1,000.00	1,040.40	1.89	0.37
	A Shares	1,000.00	1,039.00	3.27	0.64
	R Shares	1,000.00	1,036.70	4.70	0.92

ADDITIONAL INFORMATION  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Fund	Class	Beginning Account Value 4/01/12	Ending Account Value 9/30/12	Expenses Paid During Period* 4/01/12-9/30/12	Expense Ratio During Period** 4/01/12-9/30/12
Ultra-Short Bond Fund	I Shares	$1,000.00	$1,008.70	$1.66	0.33%
U.S. Government Securities Fund	I Shares	1,000.00	1,029.20	3.92	0.77
	A Shares	1,000.00	1,028.10	5.03	0.99
	C Shares	1,000.00	1,026.50	6.65	1.31
U.S. Government Securities Ultra-Short Bond Fund	I Shares	1,000.00	1,010.30	1.81	0.36
Virginia Intermediate Municipal Bond Fund	I Shares	1,000.00	1,033.10	3.11	0.61
	A Shares	1,000.00	1,031.40	3.87	0.76

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days (183) in the most recent fiscal half-year divided by the number of days in the fiscal year (365).

**	Annualized.

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on each RidgeWorth Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Class	Beginning Account Value 4/01/12	Ending Account Value 9/30/12	Expenses Paid During Period* 4/01/12-9/30/12	Expense Ratio During Period** 4/01/12-9/30/12
Core Bond Fund	I Shares	$1,000.00	$1,023.21	$1.88	0.37%
	A Shares	1,000.00	1,021.66	3.45	0.68
	R Shares	1,000.00	1,020.86	4.26	0.84
Corporate Bond Fund	I Shares	1,000.00	1,022.11	2.99	0.59
	A Shares	1,000.00	1,020.81	4.31	0.85
	C Shares	1,000.00	1,017.25	7.89	1.56
Georgia Tax-Exempt Bond Fund	I Shares	1,000.00	1,022.06	3.04	0.60
	A Shares	1,000.00	1,021.31	3.80	0.75
High Grade Municipal Bond Fund	I Shares	1,000.00	1,021.81	3.29	0.65
	A Shares	1,000.00	1,021.11	4.00	0.79
High Income Fund	I Shares	1,000.00	1,021.51	3.60	0.71
	A Shares	1,000.00	1,020.16	4.96	0.98
	R Shares	1,000.00	1,018.95	6.17	1.22
Intermediate Bond Fund	I Shares	1,000.00	1,023.31	1.78	0.35
	A Shares	1,000.00	1,021.96	3.14	0.62
	R Shares	1,000.00	1,020.31	4.81	0.95
Investment Grade Tax-Exempt Bond Fund	I Shares	1,000.00	1,022.01	3.09	0.61
	A Shares	1,000.00	1,020.86	4.26	0.84
Limited Duration Fund	I Shares	1,000.00	1,023.61	1.47	0.29
Limited-Term Federal Mortgage Securities Fund	I Shares	1,000.00	1,021.76	3.35	0.66
	A Shares	1,000.00	1,020.76	4.36	0.86
	C Shares	1,000.00	1,016.75	8.39	1.66
North Carolina Tax-Exempt Bond Fund	I Shares	1,000.00	1,021.96	3.14	0.62
	A Shares	1,000.00	1,021.21	3.90	0.77
Seix Floating Rate High Income Fund	I Shares	1,000.00	1,022.01	3.09	0.61
	A Shares	1,000.00	1,020.81	4.31	0.85
	C Shares	1,000.00	1,017.50	7.64	1.51
Seix High Yield Fund	I Shares	1,000.00	1,022.36	2.74	0.54
	A Shares	1,000.00	1,021.26	3.85	0.76
	R Shares	1,000.00	1,019.95	5.16	1.02
Short-Term Bond Fund	I Shares	1,000.00	1,022.66	2.43	0.48
	A Shares	1,000.00	1,021.11	4.00	0.79
	C Shares	1,000.00	1,017.70	7.44	1.47

ADDITIONAL INFORMATION  (continued)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Fund	Class	Beginning Account Value 4/01/12	Ending Account Value 9/30/12	Expenses Paid During Period* 4/01/12-9/30/12	Expense Ratio During Period** 4/01/12-9/30/12
Short-Term Municipal Bond Fund	I Shares	$1,000.00	$1,021.96	$3.14	0.62%
	A Shares	1,000.00	1,021.26	3.85	0.76
Short-Term U.S. Treasury Securities Fund	I Shares	1,000.00	1,022.31	2.79	0.55
	A Shares	1,000.00	1,021.41	3.70	0.73
	C Shares	1,000.00	1,019.65	5.47	1.08
Total Return Bond Fund	I Shares	1,000.00	1,023.21	1.88	0.37
	A Shares	1,000.00	1,021.86	3.24	0.64
	R Shares	1,000.00	1,020.46	4.66	0.92
Ultra-Short Bond Fund	I Shares	1,000.00	1,023.41	1.67	0.33
U.S. Government Securities Fund	I Shares	1,000.00	1,021.21	3.90	0.77
	A Shares	1,000.00	1,020.10	5.01	0.99
	C Shares	1,000.00	1,018.50	6.63	1.31
U.S. Government Securities Ultra-Short Bond Fund	I Shares	1,000.00	1,023.26	1.83	0.36
Virginia Intermediate Municipal Bond Fund	I Shares	1,000.00	1,022.01	3.09	0.61
	A Shares	1,000.00	1,021.26	3.85	0.76

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days (183) in the most recent fiscal half-year divided by the number of days in the fiscal year (365).

**	Annualized.

Restatement Example

On August 1, 2012, there were changes made to the investment advisory fee rates and the contractual expense limitations for several of the Funds. The table below provides a restatement of the expenses that would have been paid had the changes been in place throughout the most recent fiscal half-year. Please see Note 3 in the Notes to Financial Statements for details regarding the current investment advisory fee rates and contractual expense limitations for each of the Funds.

Fund	Class	Expenses Paid During Period* 4/01/12-9/30/12	Hypothetical (5% Return Before Expenses)* 4/01/12-9/30/12	Expense Ratio During Period** 4/01/12-9/30/12
Core Bond Fund	I Shares	$1.92	$1.91	0.38%
	A Shares	3.54	3.52	0.69
	R Shares	4.25	4.23	0.83
Corporate Bond Fund	I Shares	3.10	3.04	0.60
	A Shares	4.42	4.34	0.86
	C Shares	8.00	7.85	1.55
Georgia Tax-Exempt Bond Fund	I Shares	2.89	2.86	0.56
	A Shares	3.68	3.64	0.72
High Grade Municipal Bond Fund	I Shares	3.35	3.29	0.65
	A Shares	4.02	3.96	0.78
High Income Fund	I Shares	3.92	3.85	0.76
	A Shares	5.04	4.96	0.98
	R Shares	6.05	5.95	1.18
Intermediate Bond Fund	I Shares	1.79	1.78	0.35
	A Shares	3.17	3.16	0.62
	R Shares	4.47	4.46	0.88
Investment Grade Tax-Exempt Bond Fund	I Shares	3.19	3.17	0.62
	A Shares	4.09	4.05	0.80
Limited Duration Fund	I Shares	1.45	1.47	0.29
Limited-Term Federal Mortgage Securities Fund	I Shares	3.35	3.35	0.66
	A Shares	4.36	4.36	0.86
	C Shares	8.40	8.39	1.66
North Carolina Tax-Exempt Bond Fund	I Shares	3.01	2.98	0.59
	A Shares	3.77	3.73	0.74
Seix Floating Rate High Income Fund	I Shares	3.17	3.14	0.62
	A Shares	4.42	4.38	0.87
	C Shares	7.69	7.64	1.51
Seix High Yield Fund	I Shares	2.85	2.80	0.55
	A Shares	3.95	3.88	0.77
	R Shares	5.24	5.15	1.02

ADDITIONAL INFORMATION  (concluded)

RIDGEWORTH FUNDS    September 30, 2012

(Unaudited)

Fund	Class	Expenses Paid During Period* 4/01/12-9/30/12	Hypothetical (5% Return Before Expenses)* 4/01/12-9/30/12	Expense Ratio During Period** 4/01/12)-9/30/12
Short-Term Bond Fund	I Shares	$2.42	$2.43	0.48%
	A Shares	3.77	3.79	0.75
	C Shares	7.43	7.47	1.48
Short-Term Municipal Bond Fund	I Shares	2.79	2.79	0.55
	A Shares	3.54	3.54	0.70
Short-Term U.S. Treasury Securities Fund	I Shares	2.76	2.79	0.55
	A Shares	3.66	3.70	0.73
	C Shares	5.26	5.32	1.05
Total Return Bond Fund	I Shares	1.95	1.93	0.38
	A Shares	3.33	3.31	0.65
	R Shares	5.05	5.01	0.99
Ultra-Short Bond Fund	I Shares	1.57	1.58	0.31
U.S. Government Securities Fund	I Shares	3.66	3.65	0.72
	A Shares	4.83	4.81	0.95
	C Shares	5.67	5.65	1.12
U.S. Government Securities Ultra-Short Bond Fund	I Shares	1.88	1.89	0.37
Virginia Intermediate Municipal Bond Fund	I Shares	2.92	2.91	0.57
	A Shares	3.70	3.68	0.73

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days (183) in the most recent fiscal half-year divided by the number of days in the fiscal year (365).

**	Annualized.

Proxy Voting Information

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-784-3863. The information also is included in the Funds’ Statement of Additional Information which is available on the Funds’ website at www.ridgeworth.com and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.ridgeworth.com and on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available free of charge on the SEC’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

INVESTMENT ADVISER:

RidgeWorth Investments®

3333 Piedmont Road, NE, Suite 1500

Atlanta, Georgia 30305

www.ridgeworth.com

INVESTMENT SUBADVISERS:

Seix Investment Advisors LLC

10 Mountainview Road, Suite C-200

Upper Saddle River, New Jersey 07458

www.seixadvisors.com

StableRiver Capital Management LLC

3333 Piedmont Road, NE, Suite 1500

Atlanta, Georgia 30305

www.stableriver.com

This information must be preceded or accompanied by a current prospectus for each Fund described. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about RidgeWorth Funds can be found in the Fund’s prospectus. For additional information, please call 1-888-784-3863, or visit www.ridgeworth.com. Please read the prospectus carefully before investing.

DISTRIBUTOR:

RIDGEWORTH DISTRIBUTORS LLC

Not FDIC Insured • No Bank Guarantee • May Lose Value

RFSAR-FI-0912

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board of Trustees has not adopted formal procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

(2)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

(3)	Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RIDGEWORTH FUNDS

By:	/s/ Julia Short
Julia Short
President

Date: December 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julia Short
Julia Short
President

Date: December 3, 2012

By:	/s/ Denise R. Lewis
Denise R. Lewis
Treasurer

Date: December 3, 2012